                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-08236
                                                    ---------------

                                 Northern Funds
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60603
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60603
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-2790
                                                          -----------------

                        Date of fiscal year end: March 31
                                                ----------

                   Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
ENHANCED LARGE CAP FUND

                                                 NUMBER       VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 96.3%

AEROSPACE/DEFENSE - 2.0%
   Boeing (The) Co.                                1,500     $   105
   General Dynamics Corp.                            300          34
   Lockheed Martin Corp.                           1,600         102
   Northrop Grumman Corp.                          1,000          60
   Rockwell Collins, Inc.                            100           5
--------------------------------------------------------------------
                                                                 306
--------------------------------------------------------------------
AGRICULTURE - 1.8%
   Altria Group, Inc.                              2,600         194
   Archer-Daniels-Midland Co.                      2,900          72
   UST, Inc.                                         200           8
--------------------------------------------------------------------
                                                                 274
--------------------------------------------------------------------
APPAREL - 0.2%
   NIKE, Inc., Class B                               300          26
--------------------------------------------------------------------
AUTO MANUFACTURERS - 0.6%
   PACCAR, Inc.                                    1,300          90
--------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.5%
   Goodyear Tire & Rubber (The) Co. *              4,600          80
--------------------------------------------------------------------
BANKS - 5.2%
   Bank of America Corp.                           6,000         277
   Comerica, Inc.                                  1,400          80
   First Horizon National Corp.                    1,700          65
   KeyCorp                                         2,800          92
   National City Corp.                             1,500          50
   U.S. Bancorp                                    3,700         111
   Wachovia Corp.                                    800          42
   Wells Fargo & Co.                               1,000          63
--------------------------------------------------------------------
                                                                 780
--------------------------------------------------------------------
BEVERAGES - 2.5%
   Brown-Forman Corp., Class B                       300          21
   Coca-Cola (The) Co.                             4,600         185
   Pepsi Bottling Group, Inc.                      2,400          69
   PepsiCo, Inc.                                   1,700         100
--------------------------------------------------------------------
                                                                 375
--------------------------------------------------------------------
BIOTECHNOLOGY - 1.4%
   Amgen, Inc. *                                   2,600         205
--------------------------------------------------------------------
BUILDING MATERIALS - 0.6%
   American Standard Companies, Inc.                 200           8
   Masco Corp.                                     3,000          91
--------------------------------------------------------------------
                                                                  99
--------------------------------------------------------------------
CHEMICALS - 1.3%
   Air Products & Chemicals, Inc.                  1,300          77
   Eastman Chemical Co.                              900          46
   Rohm & Haas Co.                                 1,400          68
---------------------------------------------------------------------
                                                                 191
---------------------------------------------------------------------
COMMERCIAL SERVICES - 0.2%
   Cendant Corp.                                   1,600           28
   Convergys Corp. *                                 200            3
---------------------------------------------------------------------
                                                                   31
---------------------------------------------------------------------
COMPUTERS - 4.1%
   Apple Computer, Inc. *                            300           22
   Computer Sciences Corp. *                         100            5
   Dell, Inc. *                                    3,000           90
   EMC Corp. of Massachusetts *                    6,100           83
   Hewlett-Packard Co.                             4,600          132
   IBM Corp.                                       2,900          238
   Lexmark International, Inc., Class A *            200            9
   NCR Corp. *                                     1,000           34
---------------------------------------------------------------------
                                                                  613
---------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.2%
   Procter & Gamble Co.                            3,100          179
---------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 7.2%
   American Express Co.                            1,200           62
   Ameriprise Financial, Inc.                        300           12
   Capital One Financial Corp.                     1,000           87
   CIT Group, Inc.                                 1,400           73
   Citigroup, Inc.                                 5,400          262
   E*TRADE Financial Corp. *                       2,800           58
   Franklin Resources, Inc.                        1,000           94
   JPMorgan Chase & Co.                            2,700          107
   Lehman Brothers Holdings, Inc.                    500           64
   MBNA Corp.                                      4,200          114
   Merrill Lynch & Co., Inc.                         100            7
   Morgan Stanley                                  2,700          153
---------------------------------------------------------------------
                                                                1,093
---------------------------------------------------------------------
ELECTRIC - 3.5%
   American Electric Power Co.                     2,400           89
   Centerpoint Energy, Inc.                          800           11
   Duke Energy Corp.                               2,400           66
   Edison International                            2,000           87
   Entergy Corp.                                   1,300           89
   PG&E Corp.                                      2,400           89
   TECO Energy, Inc.                               1,800           31

EQUITY FUNDS   1   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                 NUMBER       VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 96.3% - CONTINUED

ELECTRIC - 3.5% - (CONTINUED)
   TXU Corp.                                       1,400     $     70
---------------------------------------------------------------------
                                                                  532
---------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
   Molex, Inc.                                       200            5
---------------------------------------------------------------------
ELECTRONICS - 0.1%
   Fisher Scientific International, Inc. *           200           12
   Sanmina-SCI Corp. *                               500            2
---------------------------------------------------------------------
                                                                   14
---------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.2%
   Waste Management, Inc.                          1,200           36
---------------------------------------------------------------------
FOOD - 1.2%
   ConAgra Foods, Inc.                               400            8
   General Mills, Inc.                               900            44
   Sara Lee Corp.                                  2,600            49
   SUPERVALU, Inc.                                 1,700            55
   Tyson Foods, Inc., Class A                        200             4
   Whole Foods Market, Inc.                          200            16
----------------------------------------------------------------------
                                                                   176
----------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.1%
   Louisiana-Pacific Corp.                           400            11
----------------------------------------------------------------------
GAS - 0.1%
   KeySpan Corp.                                     400            14
----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.4%
   Becton, Dickinson & Co.                         1,500            90
   Guidant Corp.                                     300            19
   Johnson & Johnson                               5,100           307
   Medtronic, Inc.                                   800            46
   Stryker Corp.                                     900            40
   Zimmer Holdings, Inc. *                           200            14
----------------------------------------------------------------------
                                                                   516
----------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.8%
   Aetna, Inc.                                       800            76
   HCA, Inc.                                       2,000           101
   Humana, Inc. *                                  1,600            87
   Manor Care, Inc.                                1,700            68
   Tenet Healthcare Corp. *                        7,100            54
   UnitedHealth Group, Inc.                          600            37
   WellPoint, Inc. *                                 100             8
----------------------------------------------------------------------
                                                                   431
----------------------------------------------------------------------
HOME BUILDERS - 1.0%
   D.R. Horton, Inc.                               1,600            57
   KB Home                                         1,200            87
   Pulte Homes, Inc.                                 300            12
----------------------------------------------------------------------
                                                                   156
----------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.2%
   Clorox Co.                                      1,400            80
   Kimberly-Clark Corp.                            1,800           107
----------------------------------------------------------------------
                                                                   187
----------------------------------------------------------------------
INSURANCE - 6.3%
   AFLAC, Inc.                                       300            14
   Allstate (The) Corp.                            2,100           113
   American International Group, Inc.              2,300           157
   Chubb Corp.                                     1,000            98
   CIGNA Corp.                                       200            22
   Cincinnati Financial Corp.                        400            18
   Genworth Financial, Inc., Class A                 400            14
   Hartford Financial Services Group, Inc.           200            17
   Jefferson-Pilot Corp.                             300            17
   Lincoln National Corp.                            100             5
   Metlife, Inc.                                   2,400           118
   MGIC Investment Corp.                           1,300            86
   Principal Financial Group                       1,800            85
   Prudential Financial, Inc.                      1,600           117
   St. Paul Travelers Cos. (The), Inc.             1,500            67
----------------------------------------------------------------------
                                                                   948
----------------------------------------------------------------------
INTERNET - 0.5%
   Amazon.com, Inc. *                                300            14
   eBay, Inc. *                                      100             5
   Symantec Corp. *                                3,500            61
----------------------------------------------------------------------
                                                                    80
----------------------------------------------------------------------
IRON/STEEL - 0.6%
   Nucor Corp.                                     1,300            87
----------------------------------------------------------------------
LEISURE TIME - 0.2%
   Sabre Holdings Corp., Class A                   1,200            29
----------------------------------------------------------------------
LODGING - 0.5%
   Hilton Hotels Corp.                             2,100            51
   Marriott International, Inc., Class A             300            20
----------------------------------------------------------------------
                                                                    71
----------------------------------------------------------------------
MEDIA - 3.7%
   Comcast Corp., Class A *                        5,500           143
   Disney (Walt) Co.                               4,000            96
   Gannett Co., Inc.                                 400            24

                                NORTHERN FUNDS QUARTERLY REPORT  2  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
ENHANCED LARGE CAP FUND (continued)

                                                 NUMBER       VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 96.3% - CONTINUED

MEDIA - 3.7% - (CONTINUED)
   News Corp., Class A                             5,600     $      87
   Scripps (E.W.) Co., Class A                       100             5
   Time Warner, Inc.                               4,200            73
   Viacom, Inc., Class B *                         4,200           137
----------------------------------------------------------------------
                                                                   565
----------------------------------------------------------------------
MINING - 0.2%
   Phelps Dodge Corp.                                200            29
----------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 5.4%
   3M Co.                                          1,000            77
   Danaher Corp.                                     100             6
   General Electric Co.                           12,500           438
   Honeywell International, Inc.                   2,700           101
   Ingersoll-Rand Co., Class A                       900            36
   Tyco International Ltd.                         5,500           159
----------------------------------------------------------------------
                                                                   817
----------------------------------------------------------------------
OIL & GAS - 8.5%
   Anadarko Petroleum Corp.                        1,000            95
   Apache Corp.                                      100             7
   Burlington Resources, Inc.                      1,400           120
   Chevron Corp.                                   3,000           170
   ConocoPhillips                                  1,200            70
   Exxon Mobil Corp.                               9,400           528
   Nabors Industries Ltd. *                        1,200            91
   Noble Corp.                                       500            35
   Rowan Cos., Inc.                                  500            18
   Transocean, Inc. *                                800            56
   Valero Energy Corp.                               300            15
   XTO Energy, Inc.                                1,700            75
----------------------------------------------------------------------
                                                                 1,280
----------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.5%
   Ball Corp.                                      1,800            71
----------------------------------------------------------------------
PHARMACEUTICALS - 5.4%
   Abbott Laboratories                             3,100           122
   AmerisourceBergen Corp.                           400            17
   Cardinal Health, Inc.                             300            21
   Hospira, Inc. *                                 1,800            77
   Lilly (Eli) & Co.                                 100             6
   Merck & Co., Inc.                               2,900            92
   Pfizer, Inc.                                   13,000           303
   Schering-Plough Corp.                             900            19
   Watson Pharmaceuticals, Inc. *                    500            16
   Wyeth                                           3,000           138
----------------------------------------------------------------------
                                                                   811
----------------------------------------------------------------------
PIPELINES - 0.5%
   Dynegy, Inc., Class A *                           300             1
   El Paso Corp.                                   6,400            78
----------------------------------------------------------------------
                                                                    79
----------------------------------------------------------------------
REITS - 0.6%
   Archstone-Smith Trust                           1,000            42
   Equity Office Properties Trust                  1,000            31
   Simon Property Group, Inc.                        200            15
----------------------------------------------------------------------
                                                                    88
----------------------------------------------------------------------
RETAIL - 5.8%
   Autonation, Inc. *                              3,100            67
   Darden Restaurants, Inc.                        2,100            82
   Dollar General Corp.                            3,100            59
   Family Dollar Stores, Inc.                      1,500            37
   Federated Department Stores, Inc.                 200            13
   Home Depot (The), Inc.                          4,300           174
   Limited Brands                                  1,500            34
   Office Depot, Inc. *                            1,700            53
   Penney (J.C.) Co., Inc. (Holding Co.)           1,000            56
   Target Corp.                                    1,400            77
   Wal-Mart Stores, Inc.                           4,700           220
----------------------------------------------------------------------
                                                                   872
----------------------------------------------------------------------
SAVINGS & LOANS - 0.9%
   Washington Mutual, Inc.                         3,000           130
----------------------------------------------------------------------
SEMICONDUCTORS - 3.5%
   Freescale Semiconductor, Inc., Class B *        3,100            78
   Intel Corp.                                    10,700           267
   Kla-Tencor Corp.                                  400            20
   LSI Logic Corp. *                               2,900            23
   National Semiconductor Corp.                    1,800            47
   NVIDIA Corp. *                                    100             3
   Texas Instruments, Inc.                         2,900            93
----------------------------------------------------------------------
                                                                   531
----------------------------------------------------------------------
SOFTWARE - 3.8%
   Automatic Data Processing, Inc.                   100             5
   BMC Software, Inc. *                            3,000            61
   Fiserv, Inc. *                                    900            39
   Intuit, Inc. *                                    100             5
   Mercury Interactive Corp. *                       100             3


EQUITY FUNDS   3   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                 NUMBER       VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 96.3% - CONTINUED

SOFTWARE - 3.8% - (CONTINUED)
   Microsoft Corp.                                12,800     $     335
   Oracle Corp. *                                  6,300            77
   Parametric Technology Corp. *                   8,000            49
----------------------------------------------------------------------
                                                                   574
----------------------------------------------------------------------
TELECOMMUNICATIONS - 5.5%
   AT&T, Inc.                                      8,100           198
   CIENA Corp. *                                     800             2
   Cisco Systems, Inc. *                          12,700           218
   Comverse Technology, Inc. *                     2,300            61
   Corning, Inc. *                                 1,500            30
   Motorola, Inc.                                    200             5
   QUALCOMM, Inc.                                    400            17
   Qwest Communications International, Inc. *      2,100            12
   Scientific-Atlanta, Inc.                          100             4
   Sprint Nextel Corp.                             2,100            49
   Tellabs, Inc. *                                 4,800            52
   Verizon Communications, Inc.                    5,900           178
----------------------------------------------------------------------
                                                                   826
----------------------------------------------------------------------
TRANSPORTATION - 1.5%
   Burlington Northern Santa Fe Corp.              1,300            92
   CSX Corp.                                         400            20
   United Parcel Service, Inc., Class B            1,500           113
----------------------------------------------------------------------
                                                                   225
----------------------------------------------------------------------
TOTAL COMMON STOCKS
----------------------------------------------------------------------
COST $14,717)                                                   14,533

INVESTMENT COMPANY - 1.3%
   SPDR Trust Series 1                             1,525           190
----------------------------------------------------------------------
TOTAL INVESTMENT COMPANY
----------------------------------------------------------------------
(COST $192)                                                        190


                                               PRINCIPAL
                                                 AMOUNT      VALUE
                                                 (000S)      (000S)
SHORT-TERM INVESTMENT- 3.6%
   Skandinaviska Enskildabanken, Grand Cayman,
       Eurodollar Time Deposit,
       4.19%, 1/3/06                           $     551     $     551
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
----------------------------------------------------------------------
(COST $551)                                                        551

----------------------------------------------------------------------
TOTAL INVESTMENTS - 101.2%
----------------------------------------------------------------------
(COST $15,460)                                                  15,274
Liabilities less Other Assets - (1.2)%                            (177)
----------------------------------------------------------------------
NET ASSETS - 100.0%                                          $  15,097


*     Non-Income Producing Security


At December 31, 2005, the Enhanced Large Cap Fund had open futures contracts as follows:

                                NOTIONAL                             UNREALIZED
                 NUMBER OF      AMOUNT     CONTRACT     CONTRACT         LOSS
 TYPE            CONTRACTS      (000S)     POSITION       EXP.         (000S)
S&P 500 E-Mini  6               $   376     Long        3/06         $      (5)
-------------------------------------------------------------------------------

At December 31, 2005, the industry sectors for the Enhanced Large Cap Fund were:

                                                  % OF LONG-TERM
INDUSTRY SECTOR                                    INVESTMENTS
Consumer Discretionary                                      10.9%
Consumer Staples                                             9.5
Energy                                                       9.2
Financials                                                  21.7
Health Care                                                 13.5
Industrials                                                 10.9
Information Technology                                      15.0
Materials                                                    2.6
Telecommunication Services                                   3.0
Utilities                                                    3.7
----------------------------------------------------------------
Total                                                      100.0%

                               NORTHERN FUNDS QUARTERLY REPORT  4  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2005 (UNAUDITED)
ENHANCED LARGE CAP FUND (continued)


Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments               $  15,460
-------------------------------------------------------
Gross tax appreciation of investments         $      72
Gross tax depreciation of investments              (258)
-------------------------------------------------------
Net tax depreciation of investments           $    (186)
-------------------------------------------------------

EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
GROWTH EQUITY FUND

                                                 NUMBER       VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 98.7%

AEROSPACE/DEFENSE - 2.0%
   United Technologies Corp.                     260,400     $  14,559
----------------------------------------------------------------------
APPAREL - 1.0%
   NIKE, Inc., Class B                            82,400         7,152
----------------------------------------------------------------------
BANKS - 1.8%
   Bank of America Corp.                         293,500        13,545
----------------------------------------------------------------------
BEVERAGES - 2.4%
   PepsiCo, Inc.                                 299,550        17,697
----------------------------------------------------------------------
BIOTECHNOLOGY - 2.5%
   Amgen, Inc. *                                 181,325        14,299
   Biogen Idec, Inc. *                            90,965         4,124
----------------------------------------------------------------------
                                                                18,423
----------------------------------------------------------------------
CHEMICALS - 2.6%
   du Pont (E.I.) de Nemours & Co.               176,250         7,491
   Praxair, Inc.                                 219,550        11,627
----------------------------------------------------------------------
                                                                19,118
----------------------------------------------------------------------
COMMERCIAL SERVICES - 1.1%
   Accenture Ltd., Class A                       280,850         8,108
----------------------------------------------------------------------
COMPUTERS - 2.7%
   Dell, Inc. *                                  183,175         5,493
   EMC Corp. of Massachusetts *                1,042,325        14,197
----------------------------------------------------------------------
                                                                19,690
----------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.6%
   Procter & Gamble Co.                          208,350        12,059
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 8.8%
   American Express Co.                          203,900        10,493
   Citigroup, Inc.                               335,900        16,301
   Franklin Resources, Inc.                      121,450        11,418
   Goldman Sachs Group, Inc.                     117,175        14,964
   Lehman Brothers Holdings, Inc.                 86,125        11,039
----------------------------------------------------------------------
                                                                64,215
----------------------------------------------------------------------
ELECTRIC - 1.2%
   Exelon Corp.                                  161,425         8,578
----------------------------------------------------------------------
ELECTRONICS - 1.2%
   Flextronics International Ltd. *              861,725         8,996
----------------------------------------------------------------------
FOOD - 0.9%
   Sysco Corp.                                   224,375         6,967
----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.8%
   Alcon, Inc.                                    90,425        11,719
   Medtronic, Inc.                                81,250         4,677
   St. Jude Medical, Inc. *                      106,475         5,345
   Zimmer Holdings, Inc. *                        93,250         6,289
----------------------------------------------------------------------
                                                                28,030
----------------------------------------------------------------------
HEALTHCARE - SERVICES - 3.4%
   Aetna, Inc.                                   102,575         9,674
   UnitedHealth Group, Inc.                      243,725        15,145
----------------------------------------------------------------------
                                                                24,819
----------------------------------------------------------------------
INSURANCE - 8.2%
   AMBAC Financial Group, Inc.                   121,475         9,361
   American International Group, Inc.            220,150        15,021
   Everest Re Group Ltd.                         100,475        10,082
   Hartford Financial Services Group, Inc.       145,975        12,538
   Prudential Financial, Inc.                    176,025        12,883
----------------------------------------------------------------------
                                                                59,885
----------------------------------------------------------------------
INTERNET - 2.6%
   eBay, Inc. *                                  130,000         5,623
   Symantec Corp. *                              430,200         7,528
   Yahoo!, Inc. *                                147,300         5,771
----------------------------------------------------------------------
                                                                18,922
----------------------------------------------------------------------
LEISURE TIME - 0.8%
   Harley-Davidson, Inc.                         114,400         5,890
----------------------------------------------------------------------
LODGING - 3.1%
   Harrah's Entertainment, Inc.                  112,475         8,018
   Marriott International, Inc., Class A         108,075         7,238
   MGM Mirage *                                  198,800         7,290
----------------------------------------------------------------------
                                                                22,546
----------------------------------------------------------------------
MEDIA - 0.7%
   Disney (Walt) Co.                             201,775         4,837
----------------------------------------------------------------------
MINING - 0.6%
   Alcoa, Inc.                                   137,950         4,079
----------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 7.9%
   Eaton Corp.                                   172,500        11,573
   General Electric Co.                        1,009,075        35,368
   Tyco International Ltd.                       370,650        10,697
----------------------------------------------------------------------
                                                                57,638
----------------------------------------------------------------------
OIL & GAS - 6.3%
   Burlington Resources, Inc.                     97,675         8,420
   EOG Resources, Inc.                           111,500         8,181
   Exxon Mobil Corp.                             399,625        22,447
   GlobalSantaFe Corp.                           144,265         6,946
----------------------------------------------------------------------
                                                                45,994
----------------------------------------------------------------------

EQUITY FUNDS   1   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                 NUMBER       VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 98.7% - CONTINUED

OIL & GAS SERVICES - 3.6%
   BJ Services Co.                               331,925     $  12,172
   Schlumberger Ltd.                              41,650         4,046
   Smith International, Inc.                     264,775         9,826
-----------------------------------------------------------------------
                                                                26,044
-----------------------------------------------------------------------
PHARMACEUTICALS - 5.7%
   Merck & Co., Inc.                             209,050         6,650
   Pfizer, Inc.                                  514,775        12,004
   Sepracor, Inc. *                               64,275         3,317
   Teva Pharmaceutical Industries Ltd. ADR       290,675        12,502
   Wyeth                                         162,500         7,486
----------------------------------------------------------------------
                                                                41,959
----------------------------------------------------------------------
RETAIL - 7.0%
   CVS Corp.                                     323,000         8,534
   Lowe's Cos., Inc.                             104,675         6,977
   Nordstrom, Inc.                               164,975         6,170
   Staples, Inc.                                 338,675         7,691
   Wal-Mart Stores, Inc.                         311,875        14,596
   Walgreen Co.                                  162,600         7,197
----------------------------------------------------------------------
                                                                51,165
----------------------------------------------------------------------
SEMICONDUCTORS - 3.5%
   Intel Corp.                                   593,425        14,812
   Kla-Tencor Corp.                               85,000         4,193
   Linear Technology Corp.                       192,675         6,950
----------------------------------------------------------------------
                                                                25,955
----------------------------------------------------------------------
SOFTWARE - 3.5%
   Cognos, Inc. *                                195,700         6,793
   Microsoft Corp.                               733,250        19,174
----------------------------------------------------------------------
                                                                25,967
----------------------------------------------------------------------
TELECOMMUNICATIONS - 6.1%
   Cisco Systems, Inc. *                         901,875        15,440
   Motorola, Inc.                                478,625        10,812
   Sprint Nextel Corp.                           301,450         7,042
   Vodafone Group PLC ADR                        537,950        11,550
----------------------------------------------------------------------
                                                                44,844
----------------------------------------------------------------------
TRANSPORTATION - 2.1%
   Expeditors International Washington, Inc.     104,125         7,030
   United Parcel Service, Inc., Class B          110,425         8,298
----------------------------------------------------------------------
                                                                15,328
----------------------------------------------------------------------
TOTAL COMMON STOCKS
----------------------------------------------------------------------
(COST $656,273)                                                723,009

                                                 NUMBER       VALUE
                                               OF SHARES      (000S)
INVESTMENT COMPANY- 1.0%
   SPDR Trust Series 1                            60,000     $   7,471
----------------------------------------------------------------------
TOTAL INVESTMENT COMPANY
----------------------------------------------------------------------
(COST $7,136)                                                    7,471

                                               PRINCIPAL
                                                 AMOUNT       VALUE
                                                 (000S)       (000S)
SHORT-TERM INVESTMENT 0.8%
   Skandinaviska Enskildabanken, Grand Cayman,
   Eurodollar Time Deposit,
   4.19%, 1/3/06                               $   5,921     $   5,921
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
----------------------------------------------------------------------
(COST $5,921)                                                    5,921


----------------------------------------------------------------------
TOTAL INVESTMENTS - 100.5%
----------------------------------------------------------------------
(COST $669,330)                                                736,401
   Liabilities less Other Assets - (0.5)%                       (3,576)
----------------------------------------------------------------------
NET ASSETS - 100.0%                                          $ 732,825

*Non-Income Producing Security

At December 31, 2005, the industry sectors for the Growth Equity Fund were:

                                                             % OF LONG-TERM
INDUSTRY SECTOR                                                INVESTMENTS
Consumer Discretionary                                             9.2%
Consumer Staples                                                   9.2
Energy                                                             9.9
Financials                                                        19.8
Health Care                                                       15.5
Industrials                                                       12.0
Information Technology                                            17.5
Materials                                                          3.2
Telecommunication Services                                         2.5
Utilities                                                          1.2
----------------------------------------------------------------------
Total                                                            100.0%

                               NORTHERN FUNDS QUARTERLY REPORT  2  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                         DECEMBER 31, 2005 (UNAUDITED)
GROWTH EQUITY FUND (continued)

Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments               $  669,330
--------------------------------------------------------
Gross tax appreciation of investments         $  109,021
Gross tax depreciation of investments            (41,950)
--------------------------------------------------------
Net tax appreciation of investments           $   67,071
--------------------------------------------------------

EQUITY FUNDS   3   NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
GROWTH OPPORTUNITIES FUND

                                                 NUMBER       VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 98.1%

ADVERTISING - 1.5%
   Getty Images, Inc. *                            1,200     $     107
-----------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.1%
   L-3 Communications Holdings, Inc.               2,050           152
----------------------------------------------------------------------
APPAREL - 3.5%
   Coach, Inc. *                                   4,100           137
   NIKE, Inc., Class B                             1,300           113
----------------------------------------------------------------------
                                                                   250
----------------------------------------------------------------------
BANKS - 2.5%
   Bank of America Corp.                           3,100           143
   PrivateBancorp, Inc.                            1,000            36
----------------------------------------------------------------------
                                                                   179
----------------------------------------------------------------------
BIOTECHNOLOGY - 2.4%
   Amgen, Inc. *                                   2,200           173
----------------------------------------------------------------------
COMMERCIAL SERVICES - 5.5%
   Alliance Data Systems Corp. *                   1,500            53
   Bright Horizons Family Solutions, Inc. *        3,000           111
   Corporate Executive Board Co.                   1,400           126
   Labor Ready, Inc. *                             4,850           101
----------------------------------------------------------------------
                                                                   391
----------------------------------------------------------------------
COMPUTERS - 3.6%
   EMC Corp. of Massachusetts *                    9,800           134
   IBM Corp.                                         800            66
   Manhattan Associates, Inc. *                    2,800            57
----------------------------------------------------------------------
                                                                   257
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.5%
   Calamos Asset Management, Inc., Class A         3,100            98
   Merrill Lynch & Co., Inc.                       1,200            81
   Price (T. Rowe) Group, Inc.                     1,000            72
----------------------------------------------------------------------
                                                                   251
----------------------------------------------------------------------
FOOD - 1.0%
   United Natural Foods, Inc. *                    2,625            69
----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 9.0%
   Alcon, Inc.                                       800           103
   IDEXX Laboratories, Inc. *                      1,000            72
   Lifeline Systems, Inc. *                        2,100            77
   Medtronic, Inc.                                 3,800           219
   Respironics, Inc. *                             2,900           107
   Sybron Dental Specialties, Inc. *               1,600            64
----------------------------------------------------------------------
                                                                   642
----------------------------------------------------------------------
HEALTHCARE - SERVICES - 5.0%
   Aetna, Inc.                                     1,550           146
   Psychiatric Solutions, Inc. *                   1,950           115
   Sierra Health Services, Inc. *                  1,200            96
----------------------------------------------------------------------
                                                                   357
----------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.5%
   Fortune Brands, Inc.                              400            31
----------------------------------------------------------------------
INSURANCE - 1.9%
   American International Group, Inc.              2,000           136
----------------------------------------------------------------------
INTERNET - 2.1%
   eBay, Inc. *                                    1,400            61
   Symantec Corp. *                                5,225            91
----------------------------------------------------------------------
                                                                   152
----------------------------------------------------------------------
LEISURE TIME - 1.4%
   Life Time Fitness, Inc. *                       2,600            99
----------------------------------------------------------------------
LODGING - 0.9%
   Marriott International, Inc., Class A           1,000            67
----------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 2.4%
   Caterpillar, Inc.                               3,000           173
----------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.9%
   Rockwell Automation, Inc.                       2,325           138
----------------------------------------------------------------------
MINING - 2.5%
   Freeport-McMoRan Copper & Gold, Inc., Class B   1,875           101
   Phelps Dodge Corp.                                550            79
----------------------------------------------------------------------
                                                                   180
----------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.4%
   General Electric Co.                            4,900           172
----------------------------------------------------------------------
OIL & GAS - 4.4%
   Burlington Resources, Inc.                      1,000            86
   Devon Energy Corp.                              1,200            75
   InterOil Corp. *                                1,600            43
   Rowan Cos., Inc.                                3,100           111
----------------------------------------------------------------------
                                                                   315
----------------------------------------------------------------------
OIL & GAS SERVICES - 4.5%
   BJ Services Co.                                 2,050            75
   Cal Dive International, Inc. *                  3,600           129
   Veritas DGC, Inc. *                             3,175           113
----------------------------------------------------------------------
                                                                   317
----------------------------------------------------------------------
PHARMACEUTICALS - 4.0%
   Gilead Sciences, Inc. *                         2,800           148
   Teva Pharmaceutical Industries Ltd. ADR         3,100           133
----------------------------------------------------------------------
                                                                   281
----------------------------------------------------------------------

EQUITY FUNDS   1   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                 NUMBER       VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 98.1% - CONTINUED

RESTAURANTS - 1.5%
   McDonald's Corp.                                3,175     $     107
----------------------------------------------------------------------
RETAIL - 4.8%
   Nordstrom, Inc.                                 2,100            79
   Penney (J.C.) Co., Inc.                         1,500            83
   Staples, Inc.                                   5,100           116
   Talbots, Inc.                                   2,200            61
----------------------------------------------------------------------
                                                                   339
----------------------------------------------------------------------
SEMICONDUCTORS - 3.3%
   Lam Research Corp. *                            2,800           100
   National Semiconductor Corp.                    5,100           132
----------------------------------------------------------------------
                                                                   232
----------------------------------------------------------------------
SOFTWARE - 10.6%
   Ansys, Inc. *                                   3,725           159
   Autodesk, Inc.                                  2,500           107
   Certegy, Inc.                                   2,500           101
   Cognos, Inc. *                                  2,900           101
   Global Payments, Inc.                           2,600           121
   Oracle Corp. *                                  5,300            65
   THQ, Inc. *                                     4,200           100
----------------------------------------------------------------------
                                                                   754
----------------------------------------------------------------------
TELECOMMUNICATIONS - 5.8%
   Cisco Systems, Inc. *                          16,000           274
   Nextel Partners, Inc., Class A *                3,900           109
   Plantronics, Inc.                               1,056            30
----------------------------------------------------------------------
                                                                   413
----------------------------------------------------------------------
TRANSPORTATION - 3.6%
   Hunt (J.B.) Transport Services, Inc.            5,400           122
   United Parcel Service, Inc., Class B            1,825           137
----------------------------------------------------------------------
                                                                   259
----------------------------------------------------------------------
TOTAL COMMON STOCKS
----------------------------------------------------------------------
(COST $5,772)                                                    6,993

INVESTMENT COMPANY 1.4%
   SPDR Trust Series 1                               800           100
----------------------------------------------------------------------
TOTAL INVESTMENT COMPANY
----------------------------------------------------------------------
(COST $101)                                                        100


                                               PRINCIPAL
                                                AMOUNT       VALUE
                                                  (000S)      (000S)
SHORT-TERM INVESTMENT- 0.6%
   Skandinaviska Enskildabanken, Grand Cayman,
      Eurodollar Time Deposit,
      4.19%, 1/3/06                            $      44     $      44
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
----------------------------------------------------------------------
(COST $44)                                                          44
----------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
----------------------------------------------------------------------
(COST $5,917)                                                    7,137
   Liabilities less Other Assets - (0.1)%                           (6)
----------------------------------------------------------------------
NET ASSETS - 100.0%                                          $   7,131

*   Non-Income Producing Security

At December 31, 2005, the industry sectors for the Growth Opportunities Fund were:

                                               % OF LONG-TERM
INDUSTRY SECTOR                                  INVESTMENTS
Consumer Discretionary                                  16.5%
Consumer Staples                                         1.0
Energy                                                   8.9
Financials                                               9.4
Health Care                                             20.5
Industrials                                             15.8
Information Technology                                  23.9
Materials                                                2.5
Telecommunication Services                               1.5
------------------------------------------------------------
Total                                                  100.0%

Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments              $     5,917
--------------------------------------------------------
Gross tax appreciation of investments        $     1,340
Gross tax depreciation of investments               (120)
--------------------------------------------------------
Net tax appreciation of investments          $     1,220
--------------------------------------------------------

                               NORTHERN FUNDS QUARTERLY REPORT  2  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INCOME EQUITY FUND

                                                 NUMBER       VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 48.4%

AGRICULTURE - 1.2%
   UST, Inc.                                     105,000     $   4,287
----------------------------------------------------------------------
BEVERAGES - 2.7%
   Anheuser-Busch Cos., Inc.                     100,000         4,296
   Coca-Cola (The) Co.                           125,000         5,039
----------------------------------------------------------------------
                                                                 9,335
----------------------------------------------------------------------
CHEMICALS - 1.0%
   Sherwin-Williams (The) Co.                     75,000         3,406
----------------------------------------------------------------------
COMMERCIAL SERVICES - 5.2%
   Coinmach Service Corp.                        403,000         6,287
   Deluxe Corp.                                  110,000         3,315
   H&R Block, Inc.                               200,000         4,910
   Macquarie Infastructure                       120,000         3,696
----------------------------------------------------------------------
                                                                18,208
----------------------------------------------------------------------
COMPUTERS - 1.4%
   Hewlett-Packard Co.                           175,000         5,010
----------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.8%
   Colgate-Palmolive Co.                          50,000         2,743
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
   Bear Stearns Cos. (The), Inc.                  45,000         5,199
----------------------------------------------------------------------
ELECTRIC - 1.1%
   Scottish Power PLC ADR                        100,000         3,738
----------------------------------------------------------------------
FOOD - 1.5%
   B&G Foods, Inc.                               370,000         5,372
----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 1.9%
   Johnson & Johnson                              55,000         3,306
   Medtronic, Inc.                                60,000         3,454
----------------------------------------------------------------------
                                                                 6,760
----------------------------------------------------------------------
HOME FURNISHINGS - 1.4%
   Whirlpool Corp.                                60,000         5,026
----------------------------------------------------------------------
HOUSEWARES - 0.8%
   Newell Rubbermaid, Inc.                       115,000         2,735
----------------------------------------------------------------------
INSURANCE - 3.0%
   Old Republic International Corp.              200,000         5,252
   Prudential Financial, Inc.                     73,500         5,379
----------------------------------------------------------------------
                                                                10,631
----------------------------------------------------------------------
LEISURE TIME - 0.9%
   Polaris Industries, Inc.                       60,000         3,012
----------------------------------------------------------------------
MEDIA - 0.5%
   EchoStar Communications Corp., Class A *       60,000         1,630
----------------------------------------------------------------------
OIL & GAS - 7.4%
   Apache Corp.                                   50,000         3,426
   BP PLC ADR                                     30,000         1,927
   Burlington Resources, Inc.                     60,000         5,172
   Chevron Corp.                                  20,000         1,135
   ConocoPhillips                                 60,000         3,491
   Devon Energy Corp.                             70,000         4,378
   Marathon Oil Corp.                             50,000         3,049
   Royal Dutch Shell PLC ADR                      50,000         3,074
----------------------------------------------------------------------
                                                                25,652
----------------------------------------------------------------------
PHARMACEUTICALS - 4.9%
   Abbott Laboratories                            90,000         3,549
   Bristol-Myers Squibb Co.                      140,000         3,217
   GlaxoSmithKline PLC ADR                       110,000         5,553
   Pfizer, Inc.                                  200,000         4,664
----------------------------------------------------------------------
                                                                16,983
----------------------------------------------------------------------
RETAIL - 1.1%
   Home Depot (The), Inc.                         40,000         1,619
   Wal-Mart Stores, Inc.                          50,000         2,340
----------------------------------------------------------------------
                                                                 3,959
----------------------------------------------------------------------
SAVINGS & LOANS - 0.5%
   New York Community Bancorp, Inc.              100,000         1,652
----------------------------------------------------------------------
SOFTWARE - 0.8%
   Oracle Corp. *                                225,000         2,747
----------------------------------------------------------------------
TELECOMMUNICATIONS - 8.8%
   China Mobile Hong Kong Ltd. ADR               180,000         4,327
   Cisco Systems, Inc. *                         240,000         4,109
   PanAmSat Holding Corp.                        255,000         6,247
   Sprint Nextel Corp.                           175,000         4,088
   Valor Communications Group, Inc.              350,000         3,990
   Verizon Communications, Inc.                  105,000         3,163
   Vodafone Group PLC ADR                        225,000         4,831
----------------------------------------------------------------------
                                                                30,755
----------------------------------------------------------------------
TOTAL COMMON STOCKS
----------------------------------------------------------------------
(COST $149,059)                                                168,840

CONVERTIBLE PREFERRED STOCKS - 17.6%

AUTO MANUFACTURERS - 0.6%
      Ford Motor Co. Capital Trust II, 6.50%      70,000         1,932
----------------------------------------------------------------------
BANKS - 0.8%
          Marshall & Ilsley Corp., 6.50%         100,000         2,648
----------------------------------------------------------------------
CHEMICALS - 1.2%
   Huntsman Corp., 5.00%                         100,000         4,048
----------------------------------------------------------------------

EQUITY FUNDS   1   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                 NUMBER       VALUE
                                               OF SHARES      (000S)
CONVERTIBLE PREFERRED STOCKS - 17.6% - CONTINUED

COMMERCIAL SERVICES - 1.2%
   United Rentals Trust I, 6.50%                 100,000     $   4,250
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.1%
   Citigroup Funding, Inc., 5.21%                 75,000         2,426
   Lehman Brothers Holdings, Inc., 6.25%         100,000         2,629
   Merrill Lynch & Co, Inc., 6.75%               150,000         5,888
----------------------------------------------------------------------
                                                                10,943
----------------------------------------------------------------------
ELECTRIC - 0.9%
   NRG Energy, Inc., 4.00% (1) (2)                 2,460         3,198
----------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.0%
   Allied Waste Industries, Inc., 6.25%            2,200           106
----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 0.8%
   Baxter International, Inc., 7.00%              50,000         2,688
----------------------------------------------------------------------
INSURANCE - 4.5%
   Chubb Corp., 7.00%                             55,000         1,935
   Conseco, Inc., 5.50%                           50,000         1,415
   Fortis Insurance NV, 7.75% (1) (2)              2,000         2,412
   Genworth Financial, Inc., 6.00%                75,000         2,854
   Metlife, Inc., 6.38%                          100,000         2,755
   Travelers Property Casualty Corp., 4.50%      180,000         4,457
----------------------------------------------------------------------
                                                                15,828
----------------------------------------------------------------------
PHARMACEUTICALS - 1.6%
   Schering-Plough Corp., 6.00%                  100,000         5,379
----------------------------------------------------------------------
RETAIL - 0.9%
   Rite Aid Corp., 5.50%                         150,000         3,263
----------------------------------------------------------------------
SAVINGS & LOANS - 2.0%
   Sovereign Capital Trust II, 4.38%             100,000         4,400
   Washington Mutual Capital Trust, 5.38%         50,000         2,712
----------------------------------------------------------------------
                                                                 7,112
----------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
----------------------------------------------------------------------
(COST $59,130)                                                  61,395

                                               PRINCIPAL
                                                 AMOUNT      VALUE
                                                  (000S)      (000S)
CONVERTIBLE BONDS - 29.9%

AEROSPACE/DEFENSE - 2.6%
   L-3 Communications Corp., (1) (2)
     3.00%, 8/1/35                              $  4,000     $   3,940
   EDO Corp.
     4.00%, 11/15/25                               5,000         5,056
----------------------------------------------------------------------
                                                                 8,996
----------------------------------------------------------------------
APPAREL - 0.7%
   Kellwood, Co.
     3.50%, 6/15/34                                2,900         2,313
----------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 2.2%
   Goodyear Tire & Rubber (The) Co., (1)
     4.00%, 6/15/34                                5,000         7,800
----------------------------------------------------------------------
COMPUTERS - 0.6%
   Mentor Graphics Corp.,
     6.88%, 6/15/07                                2,000         1,993
----------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 1.0%
   Allied Waste North America,
     4.25%, 4/15/34                                4,000         3,470
----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 2.8%
   Conmed Corp.
     2.50%, 11/15/24 (1) (2)                       4,100         3,562
     2.50%, 11/15/24                               1,400         1,216
   Medtronic, Inc.
     1.25%, 9/15/21                                5,000         5,069
----------------------------------------------------------------------
                                                                 9,847
----------------------------------------------------------------------
HEALTHCARE - SERVICES - 0.7%
   Health Management Associates, Inc., (1)
     1.50%, 8/1/23                                 2,625         2,635
----------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.7%
   Church & Dwight Co., Inc., (1) (2)
     5.25%, 8/15/33                                5,000         6,019
----------------------------------------------------------------------
INSURANCE - 1.0%
   American Equity Investment Life Holding Co.
     5.25%, 12/6/24                                3,000         3,420
----------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.6% AGCO Corp.,
     1.75%, 12/31/33                               6,000         5,520
----------------------------------------------------------------------
MEDIA - 1.2%
   Liberty Media Corp.,
     0.75%, 3/30/23                                4,000         4,300
----------------------------------------------------------------------
MINING - 1.3%
   Freeport-McMoRan Copper & Gold, Inc., (1) (2)
     7.00%, 2/11/11                                2,500         4,509
----------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.6%
   Eastman Kodak Co.,
     3.38%, 10/15/33 (1) (2)                       2,000         1,907
     3.38%, 10/15/33                               4,000         3,815
----------------------------------------------------------------------
                                                                 5,722
----------------------------------------------------------------------

                               NORTHERN FUNDS QUARTERLY REPORT  2  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INCOME EQUITY FUND (continued)

                                               PRINCIPAL
                                                 AMOUNT      VALUE
                                                  (000S)      (000S)
CONVERTIBLE BONDS - 29.9% - CONTINUED

OIL & GAS - 0.7%
  Devon Energy Corp.,
     4.90%, 8/15/08                            $   2,000     $   2,305
----------------------------------------------------------------------
RETAIL - 2.3%
  PEP Boys - Manny, Moe & Jack,
     4.25%, 6/1/07                                 4,500         4,359
  Sonic Automotive, Inc. (2)
     4.25%, 11/30/15                               3,500         3,775
----------------------------------------------------------------------
                                                                 8,134
----------------------------------------------------------------------
SEMICONDUCTORS - 3.1%
  Intel Corp. (1) (2)
     2.95%, 12/15/35                               7,000         6,834
  International Rectifier Corp.,
     4.25%, 7/15/07                                4,000         3,875
----------------------------------------------------------------------
                                                                10,709
----------------------------------------------------------------------
SOFTWARE - 0.6%
  Sybase, Inc., (1) (2)
     1.75%, 2/22/25                                2,000         2,035
----------------------------------------------------------------------
TELECOMMUNICATIONS - 4.2%
  CenturyTel, Inc.,
     4.75%, 8/1/32                                 3,000         3,052
  Lucent Technologies, Inc.
     2.75%, 6/15/23                                6,500         6,516
  Nextel Communications, Inc.,
     5.25%, 1/15/10                                5,000         5,000
----------------------------------------------------------------------
                                                                14,568
----------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
----------------------------------------------------------------------
(COST $78,108)                                                 104,295

FOREIGN ISSUER BOND - 1.2%

MINING - 1.2%
  AngloGold Holdings PLC, (1) (2)
     2.38%, 2/27/09                                4,000         4,020
----------------------------------------------------------------------
TOTAL FOREIGN ISSUER BOND
----------------------------------------------------------------------
(COST $29,578)                                                   4,020

                                               PRINCIPAL
                                                 AMOUNT      VALUE
                                                  (000S)      (000S)
SHORT-TERM INVESTMENT- 2.8%
   Skandinaviska Enskildabanken, Grand Cayman,
     Eurodollar Time Deposit,
     4.19%, 1/3/06                             $   9,866     $   9,866
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
----------------------------------------------------------------------
(COST $9,866)                                                    9,866
----------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
----------------------------------------------------------------------
(COST $325,741)                                                348,416
   Other Assets less Liabilities - 0.1%                            476
----------------------------------------------------------------------
NET ASSETS - 100.0%                                          $ 348,892

*    Non-Income Producing Security

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2) Restricted security has been deemed illiquid. At December 31, 2005, the value of these restricted illiquid securities amounted to approximately $42,211,000 or 12.1% of net assets. Additional information on each holding is as follows:

                                                             ACQUISITION
                                           ACQUISITION         COST
SECURITY                                       DATE           (000S)
AngloGold Holdings PLC, 2.38%, 2/27/09        2/20/04        $    4,000

Church & Dwight Co., Inc.,
5.25%, 8/15/33                                8/5/03              5,000

Conmed Corp., 2.50%, 11/15/24             11/5/04-2/23/05         4,152

Eastman Kodak Co., 3.38%, 10/15/33            10/7/03             2,000

Fortis Insurance NV, 7.75%                    1/20/05             2,000

Freeport-McMoRan Copper & Gold,
Inc., 7.00%, 2/11/11                      2/6/03-2/26/03          2,514

Intel Corp., 2.95%, 12/15/35                 12/14/05             7,000

L-3 Communications Corp.,
3.00%, 8/1/35                             7/27/05-7/28/05         4,039

NRG Energy, Inc., 4.00%                  12/15/04-3/10/05         2,623

Sybase, Inc., 1.75%, 2/22/25                  2/15/05             2,000

Sonic Automotive, Inc.,
4.25%, 11/30/15                              11/18/05             3,434
-----------------------------------------------------------------------

EQUITY FUNDS   3   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

At December 31, 2005, the industry sectors for the Income Equity Fund were:

                                                  % OF LONG-TERM
INDUSTRY SECTOR                                    INVESTMENTS
Communications                                            3.6%
Consumer Discretionary                                   20.7
Consumer Staples                                          6.7
Energy                                                    8.3
Financials                                               17.2
Health Care                                              13.1
Industrials                                               3.8
Materials                                                 3.8
Technology                                               12.4
Telecommunication Services                                8.4
Utilities                                                 2.0
-------------------------------------------------------------
Total                                                   100.0%

Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                    $  325,741
-------------------------------------------------------------
Gross tax appreciation of investments              $   35,998
Gross tax depreciation of investments                 (13,323)
-------------------------------------------------------------
Net tax appreciation of investments                $   22,675
-------------------------------------------------------------

                                NORTHERN FUNDS QUARTERLY REPORT  4  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND

                                                   NUMBER        VALUE
                                                  OF SHARES      (000S)
COMMON STOCKS - 96.1%

AUSTRALIA - 5.0%
   Alinta Ltd.                                        21,199    $     173
   Alumina Ltd.                                      102,601          558
   Amcor Ltd.                                         75,170          412
   AMP Ltd.                                          155,113          874
   Ansell Ltd.                                         5,525           45
   APN News & Media Ltd.                               5,979           21
   Aristocrat Leisure Ltd.                            29,763          269
   Australia & New Zealand Banking Group Ltd.        151,754        2,664
   Australian Gas Light Co. Ltd.                      40,286          508
   Australian Stock Exchange Ltd.                      9,215          220
   AXA Asia Pacific Holdings Ltd.                     75,091          280
   Babcock & Brown Ltd.                               13,109          165
   BHP Billiton Ltd.                                 297,643        4,964
   Billabong International Ltd.                        6,619           70
   BlueScope Steel Ltd.                               58,669          300
   Boral Ltd.                                         48,912          290
   Brambles Industries Ltd.                           85,914          637
   Caltex Australia Ltd.                              10,999          156
   Centro Properties Group                            70,920          329
   CFS Gandel Retail Trust                           133,028          195
   CFS Gandel Retail Trust - New                       2,674            4
   Challenger Financial Services Group Ltd.            4,771           14
   Coca-Cola Amatil Ltd.                              46,062          260
   Cochlear Ltd.                                       4,597          154
   Coles Myer Ltd.                                   100,993          756
   Commonwealth Bank of Australia                    105,891        3,319
   Commonwealth Property Office Fund                  75,078           70
   Computershare Ltd.                                 32,697          163
   CSL Ltd.                                           15,558          485
   CSR Ltd.                                           92,111          235
   DB RREEF Trust                                    217,060          221
   DCA Group Ltd.                                     26,421           77
   Downer EDI Ltd.                                    12,564           66
   Foster's Group Ltd.                               171,250          701
   Futuris Corp. Ltd.                                  8,418           12
   GPT Group                                         160,656          483
   Harvey Norman Holdings Ltd.                        47,777          102
   Iluka Resources Ltd.                                5,463           31
   ING Industrial Fund                                 7,545           12
   Insurance Australia Group Ltd.                    131,594          523
   Investa Property Group                            137,419          200
   John Fairfax Holdings Ltd.                         81,845          241
   Leighton Holdings Ltd.                              7,228           95
   Lend Lease Corp. Ltd.                              31,401          333
   Lion Nathan Ltd.                                   19,674          110
   Macquarie Airports                                 23,656           55
   Macquarie Bank Ltd.                                19,386          969
   Macquarie Communications Infrastructure Group      26,752          111
   Macquarie Goodman Group                           100,357          352
   Macquarie Infrastructure Group                    205,832          537
   Mayne Pharma Ltd. *                                50,185           93
   Mirvac Group                                       74,971          226
   Multiplex Group                                    19,763           46
   National Australia Bank Ltd.                      127,877        3,037
   Newcrest Mining Ltd.                               27,766          495
   OneSteel Ltd.                                      18,640           46
   Orica Ltd.                                         26,067          390
   Origin Energy Ltd.                                 66,961          369
   Pacific Brands Ltd.                                15,776           31
   PaperlinX Ltd.                                     10,058           28
   Patrick Corp. Ltd.                                 57,277          311
   Perpetual Trustees Australia Ltd.                   3,974          198
   Publishing & Broadcasting Ltd.                     11,207          135
   Qantas Airways Ltd.                                82,423          244
   QBE Insurance Group Ltd.                           64,880          932
   Rinker Group Ltd.                                  78,984          952
   Rio Tinto Ltd.                                     23,796        1,204
   Santos Ltd.                                        49,736          447
   SFE Corp. Ltd.                                      7,748           79
   Sonic Healthcare Ltd.                              22,925          249
   Stockland - New *                                   2,339           11
   Stockland Trust                                   113,431          540
   Suncorp-Metway Ltd.                                46,863          689
   Symbion Health Limited *                           55,257          143
   TABCORP Holdings Ltd.                              45,628          521
   Telstra Corp. Ltd.                                186,644          538
   Toll Holdings Ltd.                                 23,902          261
   Transurban Group                                   65,121          315
   UNiTAB Ltd.                                         3,877           39
   Wesfarmers Ltd.                                    32,188          872
   Westfield Group                                   122,440        1,630
   Westpac Banking Corp.                             154,863        2,583
   Woodside Petroleum Ltd.                            39,234        1,127

EQUITY FUNDS   1   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                   NUMBER        VALUE
                                                  OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

AUSTRALIA - 5.0% - (CONTINUED)
   Woolworths Ltd.                                    95,364   $    1,178
-------------------------------------------------------------------------
                                                                   43,780
-------------------------------------------------------------------------
AUSTRIA - 0.4%
   Andritz AG                                            660           73
   Boehler-Uddeholm A.G.                                 890          151
   Erste Bank der Oesterreichischen
     Sparkassen A.G.                                  11,170          622
   Flughafen Wien A.G.                                   230           16
   IMMOFINANZ Immobilien Anlagen A.G. *               27,713          266
   Mayr-Melnhof Karton A.G.                              300           42
   Meinl European Land Ltd. *                          8,250          146
   Oesterreichische Elektrizitaetswirtschafts A.G.
     (Verbund), Class A                                  660          236
   OMV A.G.                                           13,860          812
   RHI A.G. *                                            400           11
   Telekom Austria A.G.                               29,630          667
   Voest-Alpine A.G.                                   1,700          171
   Wienerberger A.G.                                   5,380          215
-------------------------------------------------------------------------
                                                                    3,428
-------------------------------------------------------------------------
BELGIUM - 1.1%
   AGFA-Gevaert N.V.                                   8,273          151
   Barco N.V.                                            558           42
   Bekaert N.V.                                        1,401          131
   Belgacom S.A.                                      13,756          449
   Cofinimmo                                             314           50
   Colruyt S.A.                                        1,325          183
   Compagnie Maritime Belge S.A.                         703           23
   D'ieteren S.A.                                        107           29
   Delhaize Group                                      6,078          397
   Dexia                                              45,270        1,044
   Euronav N.V.                                          766           22
   Fortis                                             96,862        3,091
   Groupe Bruxelles Lambert S.A.                       5,749          564
   InBev N.V.                                         15,187          661
   KBC Groupe N.V.                                    15,208        1,416
   Mobistar S.A.                                       2,415          192
   Omega Pharma S.A.                                   1,549           81
   Solvay S.A., Class A                                5,294          584
   UCB S.A.                                            7,514          353
   Umicore                                             2,057          243
-------------------------------------------------------------------------
                                                                    9,706
-------------------------------------------------------------------------
BERMUDA - 0.0%
   Frontline Ltd.                                      4,350     $    166
-------------------------------------------------------------------------
DENMARK - 0.8%
   A.P. Moller - Maersk A/S                              100        1,035
   Bang & Olufsen A/S, Class B                           767           79
   Carlsberg A/S, Class B                              2,700          145
   Coloplast A/S, Class B                              2,460          153
   D/S Torm A/S                                          550           27
   Danisco A/S                                         4,125          316
   Danske Bank A/S                                    36,947        1,302
   DSV A/S                                             1,878          232
   East Asiatic Co. Ltd. A/S                           1,604          151
   FLSmidth & Co. A/S, Class B                           993           29
   GN Store Nord                                      18,868          247
   H. Lundbeck A/S                                     4,702           97
   NKT Holding A/S                                     1,440           66
   Novo-Nordisk A/S, Class B                          19,905        1,120
   Novozymes A/S, Class B                              4,302          235
   TDC A/S                                            16,411          983
   Topdanmark A/S *                                    1,571          136
   Vestas Wind Systems A/S *                          13,947          229
   William Demant Holding *                            2,254          125
-------------------------------------------------------------------------
                                                                    6,707
-------------------------------------------------------------------------
FINLAND - 1.4%
   Amer Sports OYJ                                     4,250          79
   Cargotec Corp., Class B *                           2,120          74
   Elisa OYJ, Class A                                 13,700         254
   Fortum OYJ                                         36,600         686
   KCI Konecranes OYJ                                    250          12
   Kesko OYJ, Class B                                  5,700         162
   Kone OYJ, Class B *                                 6,440         256
   Metso OYJ                                           9,100         249
   Neste Oil OYJ *                                    11,250         318
   Nokia OYJ                                         366,550       6,706
   Nokian Renkaat OYJ                                  7,070          89
   Orion OYJ, Class B                                  5,700         106
   Outokumpu OYJ                                       7,200         107
   Rautaruukki OYJ                                     5,250         128
   Sampo OYJ, Class A                                 33,800         589
   Stora Enso OYJ (Registered)                        50,100         679
   TietoEnator OYJ                                     7,260         265
   UPM-Kymmene OYJ                                    43,600         855

                             NORTHERN FUNDS QUARTERLY REPORT   2   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                      NUMBER        VALUE
                                                     OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

FINLAND - 1.4% - (CONTINUED)
   Uponor OYJ                                           5,500     $    117
   Wartsila OYJ, Class B                                5,300          157
   YIT-Yhtyma OYJ                                       5,200          222
--------------------------------------------------------------------------
                                                                    12,110
--------------------------------------------------------------------------
FRANCE - 8.6%
   Accor S.A.                                          16,151          889
   Air France-KLM                                      11,744          252
   Air Liquide                                          9,040        1,740
   Alcatel S.A. *                                     102,925        1,276
   Alstom RGPT *                                        9,350          538
   Atos Origin S.A. *                                   5,673          374
   Autoroutes du Sud de la France                       4,872          288
   AXA S.A.                                           124,049        4,004
   BNP Paribas                                         65,301        5,285
   Bouygues                                            16,982          831
   Business Objects S.A. *                              3,605          146
   Cap Gemini S.A. *                                   10,817          434
   Carrefour S.A.                                      47,223        2,213
   Casino Guichard Perrachon S.A.                       2,489          166
   Cie de Saint-Gobain                                 25,666        1,527
   CNP Assurances                                       3,069          242
   Credit Agricole S.A.                                49,077        1,546
   Dassault Systems S.A.                                4,741          268
   Essilor International S.A.                           8,376          676
   France Telecom S.A.                                139,897        3,477
   Gecina S.A.                                            620           71
   Groupe Danone                                       19,726        2,061
   Hermes International                                 1,859          465
   Imerys S.A.                                          1,619          117
   Klepierre                                            1,520          143
   L'Oreal S.A.                                        24,980        1,858
   Lafarge S.A.                                        14,574        1,312
   Lagardere S.C.A.                                     9,982          768
   LVMH Moet Hennessy Louis Vuitton S.A.               20,323        1,806
   Michelin Compagnie Generale des
     Establissements, Class B                          12,470          701
   Neopost S.A.                                         2,472          248
   PagesJaunes S.A.                                     8,599          224
   Pernod-Ricard S.A.                                   5,847        1,021
   Peugeot S.A.                                        13,246          764
   PPR S.A.                                             5,676          640
   Publicis Groupe                                     12,208          425
   Renault S.A.                                        15,387        1,255
   Safran S.A.                                         14,440          345
   Sanofi-Aventis                                      86,522        7,582
   Schneider Electric S.A.                             18,813        1,679
   SCOR                                                35,647           77
   Societe BIC S.A.                                     1,718          102
   Societe des Autoroutes du Nord et de
     l'Est de la France *                                 641           43
   Societe Des Autoroutes Paris-Rhin-Rhone              2,791          200
   Societe Generale                                    29,145        3,586
   Societe Television Francaise 1                       8,659          240
   Sodexho Alliance S.A.                                8,168          337
   Suez                                                 8,460          263
   Suez (Strip VVPR) *                                  8,460            -
   Suez S.A.                                           73,451        2,288
   Technip S.A.                                         7,236          435
   Thales S.A.                                          6,379          289
   Thomson                                             22,404          470
   Total S.A.                                          46,258       11,624
   Unibail                                              3,823          509
   Valeo S.A.                                           4,838          180
   Veolia Environment                                  28,703        1,300
   Vinci S.A.                                          13,799        1,187
   Vivendi Universal S.A.                              89,590        2,807
   Zodiac S.A. *                                        1,265           81
--------------------------------------------------------------------------
                                                                    75,675
--------------------------------------------------------------------------
GERMANY - 6.3%
   Adidas-Salomon A.G.                                  4,217          799
   Allianz A.G. (Registered)                           31,038        4,702
   Altana A.G.                                          6,111          333
   BASF A.G.                                           44,647        3,421
   Bayer A.G.                                          54,211        2,265
   Beiersdorf A.G.                                      1,082          133
   Celesio A.G.                                         3,234          278
   Commerzbank A.G.                                    48,946        1,508
   Continental A.G.                                    10,863          965
   DaimlerChrysler A.G. (Registered)                   75,660        3,865
   Deutsche Bank A.G. (Registered)                     40,763        3,953
   Deutsche Boerse A.G.                                 8,372          858
   Deutsche Lufthansa A.G. (Registered)                19,004          282
   Deutsche Post A.G. (Registered)                     58,980        1,430
   Deutsche Telekom A.G. (Registered)                 225,518        3,760

EQUITY FUNDS   3   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                      NUMBER        VALUE
                                                     OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

GERMANY - 6.3% - (CONTINUED)
   Douglas Holding A.G.                                 2,887     $    111
   E.ON A.G.                                           51,491        5,329
   Epcos A.G. *                                         1,749           23
   Fresenius Medical Care A.G.                          2,988          315
   Heidelberger Druckmaschinen                          2,846          109
   Hochtief A.G.                                        4,848          217
   Hypo Real Estate Holding A.G.                       11,364          592
   Infineon Technologies A.G. *                        54,083          495
   IVG Immobilien A.G.                                  3,948           83
   KarstadtQuelle A.G. *                                2,672           41
   Linde A.G.                                           6,663          519
   MAN A.G.                                            11,889          635
   Merck KGaA                                           4,349          360
   Metro A.G.                                          12,407          599
   MLP A.G.                                             2,558           53
   Muenchener Rueckversicherungs A.G.
     (Registered)                                      14,244        1,929
   Premiere AG *                                        3,208           56
   Puma A.G. Rudolf Dassler Sport                       1,374          401
   RWE A.G.                                            34,611        2,564
   SAP A.G.                                            18,363        3,330
   Schering A.G.                                       13,710          919
   Siemens A.G. (Registered)                           66,247        5,680
   Suedzucker A.G.                                      3,786           89
   ThyssenKrupp A.G.                                   30,504          636
   TUI A.G.                                            19,627          402
   Volkswagen A.G.                                     14,701          777
   Wincor Nixdorf A.G.                                  1,311          139
--------------------------------------------------------------------------
                                                                    54,955
--------------------------------------------------------------------------
GREECE - 0.6%
   Alpha Bank A.E.                                     23,173          678
   Coca Cola Hellenic Bottling Co. S.A.                 8,860          261
   Cosmote Mobile Communications S.A.                  11,270          251
   EFG Eurobank Ergasias S.A.                          15,970          505
   Emporiki Bank of Greece S.A. *                       6,152          209
   Folli-Follie S.A. (Registered)                         320            8
   Germanos S.A.                                        4,170           70
   Hellenic Duty Free Shops S.A.                          390            7
   Hellenic Petroleum S.A.                             10,780          152
   Hellenic Technodomiki Tev S.A.                       9,060           59
   Hellenic Telecommunications Organization S.A.*      25,310          539
   Hyatt Regency S.A.                                   2,000           25
   Intracom S.A.                                        6,260           41
   National Bank of Greece S.A.                        22,530          959
   OPAP S.A.                                           19,060          657
   Piraeus Bank S.A.                                   15,040          322
   Public Power Corp.                                   8,740          191
   Technical Olympic S.A.                               5,810           32
   Titan Cement Co. S.A.                                5,110          209
   Viohalco                                             7,910           64
--------------------------------------------------------------------------
                                                                     5,239
--------------------------------------------------------------------------
HONG KONG - 1.6%
   ASM Pacific Technology                              16,000           90
   Bank of East Asia Ltd.                             127,600          386
   BOC Hong Kong Holdings Ltd.                        316,000          607
   Cathay Pacific Airways Ltd.                         85,000          149
   Cheung Kong Holdings Ltd.                          128,000        1,313
   Cheung Kong Infrastructure Holdings Ltd.            29,000           91
   CLP Holdings Ltd.                                  151,000          876
   Esprit Holdings Ltd.                                82,000          583
   Giordano International Ltd.                         46,000           26
   Hang Lung Properties Ltd.                          164,000          256
   Hang Seng Bank Ltd.                                 64,100          837
   Henderson Land Development                          64,000          301
   Hong Kong & China Gas Co. Ltd.                     305,000          651
   Hong Kong Electric Holdings Ltd.                   114,500          567
   Hong Kong Exchanges and Clearing Ltd.               90,000          373
   Hopewell Holdings Ltd.                              64,000          161
   Hutchison Telecommunications International Ltd.*   129,000          186
   Hutchison Whampoa Ltd.                             177,000        1,686
   Hysan Development Co. Ltd.                          50,140          124
   Johnson Electric Holdings                          126,000          119
   Kerry Properties Ltd.                               11,000           29
   Kingboard Chemicals Holdings                        38,000          103
   Li & Fung Ltd.                                     162,000          312
   Link REIT (The) *                                  176,000          334
   MTR Corp.                                          118,500          233
   New World Development Ltd.                         191,844          264
   Noble Group Ltd.                                    68,000           53
   Orient Overseas International Ltd.                   4,200           14
   PCCW Ltd.                                          347,000          214
   Shangri-La Asia Ltd.                                98,000          164
   Sino Land Co.                                      133,824          162
   Solomon Systech International Ltd.                  40,000           17

                             NORTHERN FUNDS QUARTERLY REPORT   4   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                      NUMBER        VALUE
                                                     OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

HONG KONG - 1.6% - (CONTINUED)
   Sun Hung Kai Properties Ltd.                       110,000     $  1,071
   Swire Pacific Ltd., Class A                         78,500          705
   Techtronic Industries Co.                           95,000          226
   Television Broadcasts Ltd.                          24,000          128
   Wharf Holdings Ltd.                                101,000          357
   Wing Hang Bank Ltd.                                  4,000           29
   Yue Yuen Industrial Holdings                        46,000          128
--------------------------------------------------------------------------
                                                                    13,925
--------------------------------------------------------------------------
IRELAND - 0.8%
   Allied Irish Banks PLC                              72,298        1,545
   Bank of Ireland                                     80,185        1,264
   C&C Group PLC                                       21,173          135
   CRH PLC                                             44,141        1,299
   DCC PLC                                              7,348          158
   Depfa Bank PLC                                      29,510          437
   Eircom Group PLC                                    66,679          156
   Elan Corp. PLC *                                    36,907          498
   Fyffes PLC                                          13,344           36
   Grafton Group PLC *                                 17,634          192
   Greencore Group PLC                                  3,313           13
   Iaws Group PLC                                       9,224          133
   Independent News & Media PLC                        52,476          158
   Irish Life & Permanent PLC                          22,323          456
   Kerry Group PLC, Class A                            12,102          268
   Kingspan Group PLC                                  10,802          136
   Paddy Power PLC                                      1,666           24
--------------------------------------------------------------------------
                                                                     6,908
--------------------------------------------------------------------------
ITALY - 3.7%
   Alleanza Assicurazioni S.p.A.                       35,190          435
   Arnoldo Mondadori Editore S.p.A.                     9,623           90
   Assicurazioni Generali S.p.A.                       78,934        2,759
   Autogrill S.p.A.                                     9,612          132
   Autostrade S.p.A.                                   24,375          585
   Banca Antonveneta S.p.A.                             6,725          209
   Banca Fideuram S.p.A.                               24,993          136
   Banca Intesa S.p.A.                                277,500        1,471
   Banca Intesa S.p.A. RNC                             77,172          382
   Banca Monte dei Paschi di Siena S.p.A.              85,878          401
   Banca Nazionale del Lavoro S.p.A. (BNL) *           79,902          264
   Banca Popolare di Milano SCRL                       34,689          380
   Banche Popolari Unite Scrl                          29,193          640
   Banco Popolare di Verona e Novara Scrl              30,919          626
   Benetton Group S.p.A.                                1,090           12
   Bulgari S.p.A.                                      12,608          141
   Capitalia S.p.A.                                   122,198          708
   Enel S.p.A.                                        355,758        2,795
   ENI S.p.A.                                         215,191        5,970
   Fiat S.p.A. *                                       38,408          335
   Fineco S.p.A.                                        6,598           64
   Finmeccanica S.p.A.                                 25,356          491
   Gruppo Editoriale L'Espresso S.p.A.                  5,007           26
   Italcementi S.p.A.                                   3,926           73
   Lottomatica S.p.A. *                                 1,478           53
   Luxottica Group S.p.A.                              11,511          292
   Mediaset S.p.A.                                     69,409          736
   Mediobanca S.p.A.                                   40,170          767
   Mediolanum S.p.A.                                   22,296          147
   Pirelli & C. S.p.A.                                238,623          219
   Sanpaolo IMI S.p.A.                                 91,456        1,431
   Seat Pagine Gialle S.p.A. *                        403,501          189
   Snam Rete Gas S.p.A.                                84,645          348
   Telecom Italia Media S.p.A. *                       91,155           48
   Telecom Italia S.p.A.                              884,385        2,576
   Telecom Italia S.p.A. (RNC)                        498,963        1,238
   Terna S.p.A.                                        98,606          243
   Tiscali S.p.A. *                                     7,547           24
   UniCredito Italiano S.p.A. (Milan Exchange)        453,836        3,126
   UniCredito Italiano S.p.A. (Xetra Exchange)        210,825        1,448
--------------------------------------------------------------------------
                                                                    32,010
--------------------------------------------------------------------------
JAPAN - 24.7%
   77 Bank (The) Ltd.                                  18,000         137
   Acom Co. Ltd.                                        6,000         386
   Aderans Co. Ltd.                                     1,800          54
   Advantest Corp.                                      6,500         656
   Aeon Co. Ltd.                                       54,000       1,374
   Aeon Credit Service Co. Ltd.                         2,400         227
   Aiful Corp.                                          5,650         472
   Aisin Seiki Co Ltd.                                 17,000         624
   Ajinomoto Co., Inc.                                 51,000         522
   Alfresa Holdings Corp.                               2,000          94
   All Nippon Airways Co. Ltd.                         44,000         179
   Alps Electric Co. Ltd.                              14,500         202
   Amada Co. Ltd.                                      31,000         274
   Aoyama Trading Co. Ltd.                              5,800         196


EQUITY FUNDS   5   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                      NUMBER        VALUE
                                                     OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

JAPAN - 24.7% - (CONTINUED)
   Asahi Breweries Ltd.                                31,000     $    378
   Asahi Glass Co. Ltd.                                85,000        1,098
   Asahi Kasei Corp.                                  106,000          718
   Asatsu-DK, Inc.                                      1,800           57
   Astellas Pharma, Inc.                               45,600        1,780
   Bank of Fukuoka (The) Ltd.                          49,000          419
   Bank of Kyoto Ltd. (The)                            19,000          230
   Bank of Yokohama (The) Ltd.                        104,000          851
   Benesse Corp.                                        5,800          203
   Bridgestone Corp.                                   56,000        1,166
   Canon Sales Co., Inc.                                7,000          150
   Canon, Inc.                                         62,400        3,653
   Casio Computer Co. Ltd.                             18,000          301
   Central Glass Co Ltd.                               12,000           66
   Central Japan Railway Co.                              131        1,256
   Chiba Bank (The) Ltd.                               60,000          503
   Chiyoda Corp.                                       14,000          322
   Chubu Electric Power Co., Inc.                      49,100        1,171
   Chugai Pharmaceutical Co. Ltd.                      23,000          494
   Circle K Sunkus Co. Ltd.                             1,000           25
   Citizen Watch Co. Ltd.                              32,000          266
   Coca-Cola West Japan Co. Ltd.                        3,000           70
   COMSYS Holdings Corp.                                9,000          129
   Credit Saison Co. Ltd.                              13,300          665
   CSK Holdings Corp.                                   5,400          270
   Dai Nippon Printing Co. Ltd.                        54,000          962
   Daicel Chemical Industries Ltd.                     27,000          194
   Daido Steel Co. Ltd.                                32,000          306
   Daiichi Sankyo Co Ltd. *                            54,700        1,056
   Daikin Industries Ltd.                              21,000          615
   Daimaru (The), Inc.                                 19,000          274
   Dainippon Ink & Chemicals, Inc.                     53,000          230
   Dainippon Screen Manufacturing Co. Ltd.             14,000          117
   Daito Trust Construction Co. Ltd.                    6,800          352
   Daiwa House Industry Co. Ltd.                       43,000          673
   Daiwa Securities Group, Inc.                       106,000        1,202
   Denki Kagaku Kogyo Kabushiki Kaisha                 41,000          181
   Denso Corp.                                         44,000        1,519
   Dentsu, Inc.                                           160          521
   Dowa Mining Co. Ltd.                                27,000          293
   E*Trade Securities Co. Ltd.                             28          216
   East Japan Railway Co.                                 286        1,968
   Ebara Corp.                                         13,000           70
   Eisai Co. Ltd.                                      21,000          882
   Electric Power Development Co.                      10,000          344
   Elpida Memory, Inc. *                                1,000           30
   FamilyMart Co. Ltd.                                  5,500          186
   Fanuc Ltd.                                          14,900        1,265
   Fast Retailing Co. Ltd.                              4,800          470
   Fuji Electric Co. Ltd.                              51,000          270
   Fuji Photo Film Co. Ltd.                            41,000        1,357
   Fuji Soft ABC, Inc.                                  1,300           44
   Fuji Television Network, Inc.                           47          118
   Fujikura Ltd.                                       28,000          227
   Fujitsu Ltd.                                       147,000        1,120
   Furukawa Electric (The) Co. Ltd. *                  55,000          430
   Gunma Bank (The) Ltd.                               24,000          178
   Hakuhodo DY Holdings, Inc.                           2,000          141
   Hikari Tsushin, Inc.                                 1,800          169
   Hino Motors Ltd.                                    22,000          139
   Hirose Electric Co. Ltd.                             2,600          347
   Hitachi Chemical Co. Ltd.                            8,600          228
   Hitachi Construction Machinery Co. Ltd.             10,000          233
   Hitachi Ltd.                                       270,000        1,821
   Hokkaido Electric Power Co., Inc.                   12,000          244
   Hokugin Financial Group, Inc.                       90,000          421
   Honda Motor Co. Ltd.                                65,800        3,757
   House Foods Corp.                                    6,000           91
   Hoya Corp.                                          35,500        1,277
   Ibiden Co. Ltd.                                     12,000          643
   Index Corp.                                             84          152
   INPEX Corp.                                             34          303
   Isetan Co. Ltd.                                     16,000          341
   Ishikawajima-Harima Heavy Industries Co. Ltd.*      93,000          294
   Ito En Ltd.                                          2,700          162
   Itochu Corp.                                       127,000        1,060
   Itochu Techno-Science Corp.                          2,300          110
   Jafco Co. Ltd.                                       2,600          232
   Japan Airlines Corp.                                59,000          161
   Japan Prime Realty Investment Corp.                     20           56
   Japan Real Estate Investment Corp.                      28          231
   Japan Retail Fund Investment Corp.                      27          210
   Japan Tobacco, Inc.                                     75        1,094
   JFE Holdings, Inc.                                  46,000        1,545

                                NORTHERN FUNDS QUARTERLY REPORT  6  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                      NUMBER        VALUE
                                                     OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

JAPAN - 24.7% - (CONTINUED)
   JGC Corp.                                           19,000     $    362
   Joyo Bank (The) Ltd.                                56,000          334
   JS Group Corp.                                      24,000          481
   JSR Corp.                                           15,000          395
   Kajima Corp.                                        75,000          431
   Kamigumi Co. Ltd.                                   23,000          204
   Kaneka Corp.                                        24,000          290
   Kansai Electric Power Co., Inc.                     63,800        1,372
   Kansai Paint Co. Ltd.                               15,000          129
   Kao Corp.                                           44,000        1,180
   Kawasaki Heavy Industries Ltd.                     109,000          398
   Kawasaki Kisen Kaisha Ltd.                          42,000          264
   KDDI Corp.                                             209        1,206
   Keihin Electric Express Railway Co. Ltd.            40,000          316
   Keio Corp.                                          46,000          275
   Keisei Electric Railway Co. Ltd.                     8,000           55
   Keyence Corp.                                        2,700          769
   Kikkoman Corp.                                      13,000          126
   Kinden Corp.                                         2,000           18
   Kintetsu Corp.                                     132,000          529
   Kirin Brewery Co. Ltd.                              67,000          782
   Kobe Steel Ltd.                                    229,000          742
   Kokuyo Co. Ltd.                                      7,000          104
   Komatsu Ltd.                                        75,000        1,241
   Konami Corp.                                         7,800          172
   Konica Minolta Holdings, Inc.                       40,500          413
   Kose Corp.                                           1,900           76
   Koyo Seiko Co. Ltd.                                 13,000          242
   Kubota Corp.                                        89,000          748
   Kuraray Co. Ltd.                                    33,000          342
   Kurita Water Industries Ltd.                        10,000          190
   Kyocera Corp.                                       13,700        1,000
   Kyowa Hakko Kogyo Co. Ltd.                          27,000          189
   Kyushu Electric Power Co., Inc.                     33,000          717
   Lawson, Inc.                                         5,000          206
   Leopalace21 Corp.                                   10,000          363
   Mabuchi Motor Co. Ltd.                               2,200          122
   Makita Corp.                                         9,900          244
   Marubeni Corp.                                     117,000          628
   Marui Co. Ltd.                                      27,000          530
   Matsui Securities Co. Ltd.                           3,800           53
   Matsumotokiyoshi Co. Ltd.                            2,800           89
   Matsushita Electric Industrial Co. Ltd.            173,000        3,339
   Matsushita Electric Works Ltd.                      28,000          262
   MEDICEO Paltac Holdings Co. Ltd.                    12,400          180
   Meiji Dairies Corp.                                 19,000           96
   Meiji Seika Kaisha Ltd.                             26,000          138
   Meitec Corp.                                         2,700           87
   Millea Holdings Inc.                                   123        2,118
   Minebea Co. Ltd.                                    29,000          155
   Mitsubishi Chemical Corp. *                        100,500          634
   Mitsubishi Corp.                                    97,000        2,148
   Mitsubishi Electric Corp.                          162,000        1,148
   Mitsubishi Estate Co. Ltd.                          92,000        1,912
   Mitsubishi Gas Chemical Co.                         36,000          341
   Mitsubishi Heavy Industries Ltd.                   254,000        1,121
   Mitsubishi Materials Corp.                          83,000          425
   Mitsubishi Rayon Co. Ltd.                           50,000          331
   Mitsubishi UFJ Financial Group, Inc.                   603        8,186
   Mitsubishi UFJ Securities Co. Ltd.                  25,000          314
   Mitsui & Co. Ltd.                                  118,000        1,517
   Mitsui Chemicals, Inc.                              59,000          397
   Mitsui Engineering & Shipbuilding Co. Ltd.          58,000          189
   Mitsui Fudosan Co. Ltd.                             66,000        1,341
   Mitsui Mining & Smelting Co. Ltd.                   53,000          333
   Mitsui O.S.K. Lines Ltd.                            93,000          812
   Mitsui Sumitomo Insurance Co. Ltd.                  96,000        1,175
   Mitsui Trust Holding, Inc.                          46,000          553
   Mitsukoshi Ltd.                                     38,000          248
   Mizuho Financial Group, Inc.                           797        6,329
   Murata Manufacturing Co. Ltd.                       17,000        1,090
   Namco Bandai Holdings, Inc. *                       18,050          264
   NEC Corp.                                          160,000          996
   NEC Electronics Corp.                                2,800           92
   NET One Systems Co. Ltd.                                50          121
   NGK Insulators Ltd.                                 24,000          357
   NGK Spark Plug Co. Ltd.                             15,000          325
   NHK Spring Co. Ltd.                                  7,000           73
   Nichirei Corp.                                      19,000           79
   Nidec Corp.                                          8,900          757
   Nikko Cordial Corp.                                 67,000        1,062
   Nikon Corp.                                         23,000          363
   Nintendo Co. Ltd.                                    8,400        1,016
   Nippon Building Fund, Inc.                              30          253

EQUITY FUNDS   7   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                      NUMBER        VALUE
                                                     OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

JAPAN - 24.7% - (CONTINUED)
   Nippon Electric Glass Co. Ltd.                      16,000     $   350
   Nippon Express Co. Ltd.                             73,000         445
   Nippon Meat Packers, Inc.                           16,000         168
   Nippon Mining Holdings, Inc.                        67,000         477
   Nippon Oil Corp.                                   107,000         831
   Nippon Paper Group, Inc.                                80         320
   Nippon Sheet Glass Co. Ltd.                         35,000         153
   Nippon Steel Corp.                                 517,000       1,842
   Nippon Telegraph & Telephone Corp.                     434       1,974
   Nippon Yusen Kabushiki Kaisha                       89,000         610
   Nishi-Nippon City Bank Ltd. (The)                   33,000         197
   Nissan Chemical Industries                          12,000         171
   Nissan Motor Co. Ltd.                              191,000       1,936
   Nisshin Seifun Group, Inc.                          17,000         180
   Nisshin Steel Co. Ltd.                              75,000         242
   Nisshinbo Industries, Inc.                           9,000          98
   Nissin Food Products Co. Ltd.                        8,300         240
   Nitori Co Ltd.                                       1,450         135
   Nitto Denko Corp.                                   13,900       1,084
   NOK Corp.                                            9,500         258
   Nomura Holdings, Inc.                              147,100       2,821
   Nomura Real Estate Office Fund, Inc.                    16         114
   Nomura Research Institute Ltd.                       1,900         233
   NSK Ltd.                                            39,000         267
   NTN Corp.                                           35,000         277
   NTT Data Corp.                                         105         523
   NTT DoCoMo, Inc.                                     1,407       2,149
   Obayashi Corp.                                      56,000         413
   Obic Co. Ltd.                                          700         154
   Odakyu Electric Railway Co. Ltd.                    53,000         316
   OJI Paper Co. Ltd.                                  67,000         396
   Oki Electric Industry Co. Ltd.                      50,000         183
   Okumura Corp.                                       13,000          73
   Olympus Corp.                                       20,000         526
   Omron Corp.                                         17,700         408
   Onward Kashiyama Co. Ltd.                           14,000         276
   Oracle Corp. Japan                                   3,200         159
   Oriental Land Co. Ltd.                               4,900         267
   ORIX Corp.                                           7,000       1,785
   Osaka Gas Co. Ltd.                                 173,000         597
   Pioneer Corp.                                       11,300         157
   Promise Co. Ltd.                                     7,600         506
   QP Corp.                                             2,000          18
   Rakuten, Inc. *                                        347         336
   Resona Holdings, Inc. *                                378       1,523
   Ricoh Co. Ltd.                                      56,000         981
   Rohm Co. Ltd.                                        9,100         991
   Ryohin Keikaku Co. Ltd.                              1,700         148
   Sanken Electric Co. Ltd.                             9,000         145
   Sankyo Co. Ltd.                                      4,600         267
   Santen Pharmaceutical Co. Ltd.                       4,000         111
   Sanyo Electric Co. Ltd.                            135,000         367
   Sapporo Holdings Ltd.                               26,000         146
   SBI Holdings, Inc.                                     479         324
   Secom Co. Ltd.                                      17,500         916
   Sega Sammy Holdings, Inc.                           11,900         399
   Seiko Epson Corp.                                    8,800         221
   Seino Holdings Corp.                                 2,000          22
   Sekisui Chemical Co. Ltd.                           41,000         278
   Sekisui House Ltd.                                  44,000         554
   Seven & I Holdings Co. Ltd.                         67,400       2,888
   SFCG Co., Ltd.                                         330          80
   Sharp Corp.                                         79,000       1,202
   Shimachu Co. Ltd.                                    2,600          79
   Shimamura Co. Ltd.                                   1,800         249
   Shimano, Inc.                                        5,900         155
   Shimizu Corp.                                       50,000         368
   Shin-Etsu Chemical Co. Ltd.                         32,100       1,708
   Shinko Securities Co. Ltd.                          39,000         197
   Shinsei Bank Ltd.                                   74,000         428
   Shionogi & Co. Ltd.                                 26,000         366
   Shiseido Co. Ltd.                                   31,000         579
   Shizuoka Bank (The) Ltd.                            51,000         511
   Showa Denko K.K.                                    89,000         347
   Showa Shell Sekiyu K.K.                             15,000         179
   Skylark Co. Ltd.                                     4,000          64
   SMC Corp. of Japan                                   4,600         658
   Softbank Corp.                                      60,900       2,573
   Sompo Japan Insurance, Inc.                         71,000         961
   Sony Corp.                                          82,600       3,378
   Stanley Electric Co. Ltd.                           11,100         181
   Sumitomo Chemical Co. Ltd.                         126,000         866
   Sumitomo Corp.                                      89,000       1,152
   Sumitomo Electric Industries Ltd.                   61,000         927

                             NORTHERN FUNDS QUARTERLY REPORT   8   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                      NUMBER       VALUE
                                                    OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

JAPAN - 24.7% - (CONTINUED)
   Sumitomo Heavy Industries Ltd.                      49,000    $    412
   Sumitomo Metal Industries Ltd.                     340,000       1,310
   Sumitomo Metal Mining Co. Ltd.                      48,000         594
   Sumitomo Mitsui Financial Group, Inc.                  392       4,157
   Sumitomo Realty & Development Co. Ltd.              33,000         718
   Sumitomo Rubber Industries, Inc.                    14,000         200
   Sumitomo Trust & Banking (The) Co. Ltd.            107,000       1,094
   Suruga Bank (The) Ltd.                              13,000         164
   Suzuken Co. Ltd.                                     4,200         134
   T&D Holdings, Inc.                                  19,100       1,267
   Taiheiyo Cement Corp.                               73,000         297
   Taisei Corp.                                        77,000         349
   Taisho Pharmaceutical Co. Ltd.                      13,000         244
   Taiyo Nippon Sanso Corp.                            20,000         134
   Taiyo Yuden Co. Ltd.                                 1,000          14
   Takara Holdings, Inc.                               13,000          77
   Takashimaya Co. Ltd.                                22,000         352
   Takeda Pharmaceutical Co. Ltd.                      74,100       4,011
   Takefuji Corp.                                       9,480         644
   Tanabe Seiyaku Co Ltd.                              19,000         185
   TDK Corp.                                           10,200         704
   Teijin Ltd.                                         75,000         477
   Teikoku Oil Co. Ltd.                                13,000         170
   Terumo Corp.                                        15,100         447
   THK Co. Ltd.                                         9,100         238
   TIS, Inc.                                            2,100          65
   Tobu Railway Co. Ltd.                               71,000         372
   Toho Co. Ltd. of Tokyo                              11,700         262
   Tohoku Electric Power Co., Inc.                     35,900         731
   Tokuyama Corp.                                      18,000         231
   Tokyo Broadcasting System, Inc.                      2,000          54
   Tokyo Electric Power Co., Inc.                      95,300       2,316
   Tokyo Electron Ltd.                                 13,600         855
   Tokyo Gas Co. Ltd.                                 186,000         827
   Tokyo Steel Manufacturing Co. Ltd.                   5,800          84
   Tokyo Tatemono Co. Ltd.                             17,000         169
   Tokyu Corp.                                         73,000         517
   Tokyu Land Corp.                                    35,000         350
   TonenGeneral Sekiyu K.K.                            24,000         258
   Toppan Printing Co. Ltd.                            50,000         585
   Toray Industries, Inc.                             113,000         922
   Toshiba Corp.                                      241,000       1,439
   Tosoh Corp.                                         38,000         167
   Toto Ltd.                                           26,000         220
   Toyo Seikan Kaisha Ltd.                             13,000         212
   Toyo Suisan Kaisha Ltd.                              7,000         113
   Toyobo Co. Ltd.                                     38,000         127
   Toyota Industries Corp.                             16,700         601
   Toyota Motor Corp.                                 238,000      12,358
   Toyota Tsusho Corp.                                 13,000         296
   Trend Micro, Inc. *                                  8,000         303
   Ube Industries Ltd. of Japan                        78,000         212
   Uni-Charm Corp.                                      3,300         148
   UNY Co. Ltd.                                        14,000         221
   Ushio, Inc.                                         11,000         257
   USS Co. Ltd.                                         2,000         128
   Wacoal Holdings Corp.                                5,000          68
   West Japan Railway Co.                                 147         614
   Yahoo Japan Corp.                                      640         972
   Yakult Honsha Co. Ltd.                              10,100         210
   Yamada Denki Co. Ltd.                                6,500         814
   Yamaha Corp.                                        17,000         283
   Yamaha Motor Co. Ltd.                               17,000         444
   Yamato Holding Co. Ltd.                             33,000         548
   Yamazaki Baking Co. Ltd.                             5,000          41
   Yaskawa Electric Corp. *                             7,000          71
   Yokogawa Electric Corp.                             19,000         324
   Zeon Corp.                                          15,000         199
-------------------------------------------------------------------------
                                                                  216,309
-------------------------------------------------------------------------
LUXEMBOURG - 0.1%
   Arcelor                                             42,752       1,060
   Oriflame Cosmetics S.A. SDR                          1,000          29
-------------------------------------------------------------------------
                                                                    1,089
-------------------------------------------------------------------------
NETHERLANDS - 5.4%
   ABN AMRO Holding N.V.                              147,616       3,861
   Aegon N.V.                                         117,743       1,917
   Akzo Nobel N.V.                                     22,478       1,042
   ASML Holding N.V. *                                 40,547         811
   Buhrmann N.V.                                        6,642          98
   Corio N.V.                                           3,472         189
   DSM N.V.                                            12,649         517
   Euronext N.V.                                        6,168         321
   European Aeronautic Defense & Space Co. N.V.        20,462         773
   Getronics N.V.                                       7,336          99


EQUITY FUNDS   9   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                      NUMBER       VALUE
                                                    OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

NETHERLANDS - 5.4% - (CONTINUED)
   Hagemeyer N.V. *                                    33,300    $    108
   Heineken N.V.                                       21,004         666
   ING Groep N.V. - CVA                               154,907       5,375
   James Hardie Industries N.V.                        40,640         268
   Koninklijke Ahold N.V. *                           128,954         967
   Koninklijke Philips Electronics N.V.               109,139       3,392
   OCE N.V.                                             3,876          56
   Qiagen N.V. *                                        7,772          91
   Randstad Holdings N.V.                               3,874         168
   Reed Elsevier N.V.                                  58,709         820
   Rodamco Europe N.V.                                  3,720         310
   Royal Dutch Shell PLC, Class A                     334,604      10,195
   Royal Dutch Shell PLC, Class B                     226,264       7,232
   Royal KPN N.V.                                     175,941       1,765
   Royal Numico N.V. *                                 13,906         576
   SBM Offshore N.V.                                    2,461         199
   TNT N.V.                                            34,277       1,072
   Unilever N.V. - CVA                                 47,287       3,239
   Vedior N.V. - CVA                                   14,568         216
   VNU N.V.                                            20,225         671
   Wereldhave N.V.                                      1,306         123
   Wolters Kluwer N.V. - CVA                           24,656         499
-------------------------------------------------------------------------
                                                                   47,636
-------------------------------------------------------------------------
NEW ZEALAND - 0.2%
   Auckland International Airport Ltd.                 85,412         115
   Contact Energy Ltd.                                 25,401         115
   Fisher & Paykel Appliances Holdings Ltd.            25,177          60
   Fisher & Paykel Healthcare Corp.                    41,841         109
   Fletcher Building Ltd.                              40,962         211
   Kiwi Income Property Trust                          63,218          55
   Sky City Entertainment Group Ltd.                   38,029         122
   Sky Network Television Ltd. *                       18,453          79
   Telecom Corp. of New Zealand Ltd.                  162,063         665
   Tower Ltd. *                                         6,697           9
   Vector Ltd. *                                        9,602          17
   Warehouse Group Ltd.                                 3,644           9
   Waste Management NZ Ltd.                             4,815          20
-------------------------------------------------------------------------
                                                                    1,586
-------------------------------------------------------------------------
NORWAY - 0.6%
   DnB NOR ASA                                         56,600         604
   Norsk Hydro ASA                                     11,820       1,214
   Norske Skogindustrier ASA                           13,871         220
   Orkla ASA                                           16,150         669
   Petroleum Geo-Services ASA *                         5,450         168
   ProSafe ASA                                          2,800         119
   Schibsted ASA                                        3,850         115
   Smedvig ASA, Class A                                   750          22
   Statoil ASA                                         54,200       1,245
   Storebrand ASA                                      20,300         175
   Tandberg ASA                                        12,050          74
   Tandberg Television ASA *                            2,950          39
   Telenor ASA                                         65,050         639
   Tomra Systems ASA                                   14,050         100
   Yara International ASA                              17,300         252
-------------------------------------------------------------------------
                                                                    5,655
-------------------------------------------------------------------------
PORTUGAL - 0.3%
   Banco BPI S.A. (Registered)                         26,116         119
   Banco Comercial Portugues S.A. (Registered)        165,426         456
   Banco Espirito Santo S.A. (Registered)               8,917         144
   Brisa-Auto Estradas de Portugal S.A.                27,954         237
   Cimpor Cimentos de Portugal S.A.                    16,120          89
   Electricidade de Portugal S.A.                     154,622         476
   Jeronimo Martins                                     1,503          23
   Portugal Telecom, SGPS, S.A. (Registered)           63,046         638
   PT Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS S.A.                               3,903          45
   Sonae, SGPS, S.A.                                   77,473         108
-------------------------------------------------------------------------
                                                                    2,335
-------------------------------------------------------------------------
SINGAPORE - 0.8%
   Ascendas Real Estate Investment Trust               80,200          94
   CapitaLand Ltd.                                     89,000         184
   CapitaMall Trust                                    76,000         102
   Chartered Semiconductor Manufacturing Ltd. *        84,000          66
   City Developments Ltd.                              41,000         215
   ComfortDelgro Corp. Ltd.                           156,000         150
   Cosco Corp. Singapore Ltd.                          39,000          51
   Creative Technology Ltd.                             4,000          33
   DBS Group Holdings Ltd.                             94,000         933
   Fraser and Neave Ltd.                               17,000         189
   Jardine Cycle & Carriage Ltd.                       10,040          67
   Keppel Corp. Ltd.                                   49,000         324
   Keppel Land Ltd.                                    36,000          79
   MCL Land Ltd.                                        7,228           7
   Neptune Orient Lines Ltd.                           43,000          87


                             NORTHERN FUNDS QUARTERLY REPORT  10  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                      NUMBER       VALUE
                                                    OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

SINGAPORE - 0.8% - (CONTINUED)
   Olam International Ltd.                             36,000     $     33
   Oversea-Chinese Banking Corp.                      206,400          832
   Parkway Holdings Ltd.                               52,000           66
   SembCorp Industries Ltd.                            68,600          113
   SembCorp Marine Ltd.                                39,000           65
   Singapore Airlines Ltd.                             48,000          358
   Singapore Exchange Ltd.                             74,000          129
   Singapore Post Ltd.                                117,000           81
   Singapore Press Holdings Ltd.                      140,000          362
   Singapore Technologies Engineering Ltd.            113,000          194
   Singapore Telecommunications Ltd.                  561,000          881
   STATS ChipPAC Ltd. *                               131,000           87
   Suntec Real Estate Investment Trust                113,000           73
   United Overseas Bank Ltd.                           97,000          852
   United Overseas Land Ltd.                           50,700           76
   Venture Corp. Ltd.                                  22,000          183
--------------------------------------------------------------------------
                                                                     6,966
--------------------------------------------------------------------------
SPAIN - 3.6%
   Abertis Infraestructuras S.A.                       18,666          470
   Acciona S.A.                                         2,471          276
   Acerinox S.A.                                       16,173          235
   ACS Actividades Cons y Serv                         20,933          675
   Altadis S.A.                                        23,512        1,067
   Antena 3 de Television S.A.                          4,712          112
   Banco Bilbao Vizcaya Argentaria S.A.               278,864        4,980
   Banco Popular Espanol S.A.                          71,314          870
   Banco Santander Central Hispano S.A.               492,172        6,498
   Cintra Concesiones de Infraestructuras de
     Transporte SA *                                   17,667          204
   Corp Mapfre S.A.                                     8,915          147
   Ebro Puleva S.A.                                     4,891           81
   Endesa S.A.                                         79,457        2,091
   Fomento de Construcciones y Contratas S.A.           4,076          231
   Gamesa Corp. Tecnologica S.A.                        8,292          121
   Gas Natural SDG S.A.                                15,614          437
   Grupo Ferrovial S.A.                                 5,509          382
   Iberdrola S.A.                                      67,691        1,851
   Iberia (Lineas Aereas de Espana)                    20,244           55
   Inditex S.A.                                        18,589          606
   Indra Sistemas S.A.                                 11,387          223
   Inmobiliaria Colonial                                2,398          136
   Metrovacesa S.A.                                     4,686          285
   NH Hoteles S.A.                                      4,384           69
   Promotora de Informaciones S.A. (Prisa)              6,248          107
   Repsol YPF S.A.                                     75,852        2,216
   Sacyr Vallehermoso S.A.                              9,375          229
   Sociedad General de Aguas de Barcelona S.A.,
     Class A *                                          2,237           48
   Sogecable S.A. *                                     3,399          136
   Telefonica Publicidad e Informacion S.A.            13,933          118
   Telefonica S.A.                                    368,876        5,552
   Union Fenosa S.A.                                   18,079          673
   Zeltia S.A.                                          8,673           60
--------------------------------------------------------------------------
                                                                    31,241
--------------------------------------------------------------------------
SWEDEN - 2.3%
   Alfa Laval AB                                        5,400          117
   Assa Abloy AB, Class B                              24,700          389
   Atlas Copco AB, Class A                             28,300          631
   Atlas Copco AB, Class B                             17,400          347
   Axfood AB                                            1,000           28
   Billerud AB                                          1,200           16
   Capio AB *                                           6,500          116
   Castellum AB                                         3,600          130
   D Carnegie AB                                          900           13
   Electrolux AB, Class B                              24,500          637
   Elekta AB, Class B                                   7,800          116
   Eniro AB                                            15,300          193
   Fabege AB                                            8,300          158
   Gambro AB, Class A                                  15,600          170
   Gambro AB, Class B                                   6,100           66
   Getinge AB, Class B                                 17,200          237
   Hennes & Mauritz AB, Class B                        39,400        1,339
   Hoganas AB, Class B                                  2,000           43
   Holmen AB, Class B                                   5,200          172
   Kungsleden AB                                          800           23
   Lundin Petroleum AB *                               15,000          159
   Modern Times Group AB, Class B *                     4,300          179
   Nordea Bank AB                                     181,100        1,881
   OMX AB *                                             5,800           81
   Sandvik AB                                          17,000          792
   SAS AB *                                             2,500           33
   Scania AB, Class B                                   8,100          293
   Securitas AB, Class B                               26,200          435
   Skandia Forsakrings AB                              85,400          512

EQUITY FUNDS   11   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                      NUMBER       VALUE
                                                    OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

SWEDEN - 2.3% - (CONTINUED)
   Skandinaviska Enskilda Banken AB, Class A           38,900     $    801
   Skanska AB, Class B                                 32,000          487
   SKF AB, Class B                                     34,800          488
   SSAB Svenskt Stal AB, Series A                       4,200          153
   SSAB Svenskt Stal AB, Series B                         950           32
   Svenska Cellulosa AB, Class B                       16,600          621
   Svenska Handelsbanken AB, Class A                   43,400        1,076
   Swedish Match AB                                    26,800          315
   Tele2 AB, Class B                                   26,300          282
   Telefonaktiebolaget LM Ericsson, Class B         1,230,500        4,229
   TeliaSonera AB                                     158,000          849
   Trelleborg AB, Class B                               4,700           94
   Volvo AB, Class A                                    8,000          367
   Volvo AB, Class B                                   18,400          867
   Wihlborgs Fastigheter AB *                             720           17
   WM-Data AB, Class B                                 26,200           84
--------------------------------------------------------------------------
                                                                    20,068
--------------------------------------------------------------------------
SWITZERLAND - 6.8%
   ABB Ltd. *                                         163,529        1,587
   Adecco S.A. (Registered)                            11,392          526
   Ciba Specialty Chemicals A.G. (Registered)           5,581          361
   Clariant A.G. (Registered) *                        17,769          262
   Compagnie Financiere Richemont A.G., Class A        41,041        1,787
   Credit Suisse Group (Registered)                   100,748        5,139
   Geberit A.G. (Registered)                              346          274
   Givaudan S.A. (Registered)                             561          380
   Holcim Ltd. (Registered)                            15,425        1,051
   Kudelski S.A. (Bearer) *                             1,493           44
   Kuehne & Nagel International A.G. (Registered)         855          241
   Kuoni Reisen Holding (Registered) *                    109           45
   Logitech International S.A. (Registered) *           6,884          324
   Lonza Group A.G. (Registered)                        3,025          185
   Micronas Semiconductor Holding (Registered) *          939           31
   Nestle S.A. (Registered)                            33,428       10,002
   Nobel Biocare Holding A.G.                           2,075          457
   Novartis A.G. (Registered)                         192,595       10,124
   Phonak Holding A.G. (Registered)                     2,758          119
   PSP Swiss Property A.G. *                            2,542          110
   Rieter Holding AG (Registered)                         200           60
   Roche Holding A.G. (Genusschein)                    58,052        8,720
   Schindler Holding A.G.                                 451          179
   Serono S.A., Class B                                   439          350
   SGS S.A.                                               376          317
   SIG Holding A.G. (Registered)                          220           48
   STMicroelectronics N.V.                             53,115          954
   Straumann Holding A.G. (Registered)                    522          121
   Sulzer A.G. (Registered)                               346          183
   Swatch Group A.G. (Registered)                       2,279           69
   Swatch Group A.G., Class B                           2,878          427
   Swiss Reinsurance (Registered)                      26,789        1,962
   Swisscom A.G. (Registered)                           1,821          575
   Syngenta A.G. *                                      9,020        1,123
   Synthes, Inc.                                        4,168          468
   UBS A.G. (Registered)                               85,357        8,129
   Unaxis Holding A.G. (Registered) *                     547           83
   Valora Holding A.G. *                                   72           14
   Zurich Financial Services A.G. (Registered) *       11,954        2,548
--------------------------------------------------------------------------
                                                                    59,379
--------------------------------------------------------------------------
UNITED KINGDOM - 21.1%
   3i Group PLC                                        46,758          682
   Aegis Group PLC                                     68,064          143
   Aggreko PLC                                          5,797           27
   Alliance Unichem PLC                                21,074          290
   Amec PLC                                            28,918          171
   Amvescap PLC                                        64,829          493
   Anglo American PLC                                 117,904        4,014
   ARM Holdings PLC                                   123,575          257
   Arriva PLC                                          16,072          161
   Associated British Ports Holdings PLC               26,345          266
   AstraZeneca PLC                                    132,328        6,440
   Aviva PLC                                          196,576        2,384
   BAA PLC                                             90,254          974
   BAE Systems PLC                                    265,278        1,742
   Balfour Beatty PLC                                  38,445          235
   Barclays PLC                                       530,319        5,575
   Barratt Developments PLC                            22,017          373
   BBA Group PLC                                       41,001          232
   Bellway PLC                                         10,056          195
   Berkeley Group Holdings PLC *                        8,643          165
   BG Group PLC                                       293,577        2,902
   BHP Billiton PLC                                   204,319        3,338
   BOC Group PLC                                       42,572          877
   Boots Group PLC                                     61,540          641
   Bovis Homes Group PLC                                3,039           42

                             NORTHERN FUNDS QUARTERLY REPORT  12  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                      NUMBER        VALUE
                                                     OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

UNITED KINGDOM - 21.1% - (CONTINUED)
    BP PLC                                          1,729,764     $    18,421
    Brambles Industries PLC                            62,275             447
    British Airways PLC *                              44,853             258
    British American Tobacco PLC                      131,560           2,942
    British Land Co. PLC                               44,026             807
    British Sky Broadcasting PLC                      101,709             869
    Brixton PLC                                        18,501             138
    BT Group PLC                                      698,551           2,677
    Burberry Group PLC                                 39,606             293
    Bunzl PLC                                          28,995             318
    Cable & Wireless PLC                              199,354             409
    Cadbury Schweppes PLC                             169,223           1,600
    Capita Group PLC                                   58,942             423
    Carnival PLC                                       14,437             820
    Cattles PLC                                        26,686             151
    Centrica PLC                                      302,456           1,326
    Close Brothers Group PLC                            4,512              70
    Cobham PLC                                         96,895             283
    Compass Group PLC                                 184,786             701
    Corus Group PLC                                   325,095             330
    Daily Mail & General Trust, Class A                22,471             305
    Davis Service Group PLC                            12,258             102
    De La Rue PLC                                       8,973              72
    Diageo PLC                                        243,980           3,536
    DSG International PLC                             158,773             447
    Electrocomponents PLC                              38,299             185
    Emap PLC                                           21,923             325
    EMI Group PLC                                      68,726             287
    Enterprise Inns PLC                                28,859             466
    First Choice Holidays PLC                           4,457              19
    FirstGroup PLC                                     36,816             254
    FKI PLC                                            15,237              30
    Friends Provident PLC                             155,736             508
    Gallaher Group PLC                                 55,787             842
    GKN PLC                                            53,808             267
    GlaxoSmithKline PLC                               482,058          12,183
    Great Portland Estates PLC                          2,435              18
    Group 4 Securicor PLC                              98,800             274
    GUS PLC                                            72,654           1,290
    Hammerson PLC                                      23,733             417
    Hanson PLC                                         58,062             638
    Hays PLC                                          134,805             291
    HBOS PLC                                          318,721           5,445
    Hilton Group PLC                                  135,511             847
    HMV Group PLC                                      21,248              66
    HSBC Holdings PLC                                 934,146          14,994
    ICAP PLC                                           39,770             277
    IMI PLC                                            32,840             284
    Imperial Chemical Industries PLC                  103,106             589
    Imperial Tobacco Group PLC                         60,308           1,802
    Inchcape PLC                                        6,301             247
    Intercontinental Hotels Group PLC                  36,713             530
    International Power PLC *                         121,626             501
    Intertek Group PLC                                 12,523             150
    Invensys PLC *                                    385,136             123
    iSOFT Group PLC                                    17,177             115
    ITV PLC                                           340,602             659
    J Sainsbury PLC                                   111,352             604
    Johnson Matthey PLC                                16,639             404
    Kelda Group PLC                                    27,927             372
    Kesa Electricals PLC                               39,034             175
    Kingfisher PLC                                    199,410             814
    Land Securities Group PLC                          39,146           1,120
    Legal & General Group PLC                         551,201           1,157
    Liberty International PLC                          21,832             368
    Lloyds TSB Group PLC                              464,109           3,900
    LogicaCMG PLC                                      86,042             262
    London Stock Exchange PLC                          21,419             228
    Man Group PLC                                      24,968             820
    Marconi Corp. PLC *                                11,372              76
    Marks & Spencer Group PLC                         138,657           1,205
    Meggitt PLC                                        37,606             234
    Misys PLC                                          34,320             141
    Mitchells & Butlers PLC                            40,808             293
    National Express Group PLC                         11,394             169
    National Grid PLC                                 224,606           2,197
    Next PLC                                           22,578             596
    Pearson PLC                                        68,106             806
    Peninsular & Oriental Steam Navigation             66,603             534
      (The) Co.
    Persimmon PLC                                      24,743             536
    Pilkington PLC                                     91,700             235
    Premier Farnell PLC                                30,084              89
    Provident Financial PLC                            23,067             217
    Prudential PLC                                    199,939           1,892

EQUITY FUNDS   13   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                      NUMBER        VALUE
                                                     OF SHARES      (000S)
COMMON STOCKS - 96.1% - CONTINUED

UNITED KINGDOM - 21.1% - (CONTINUED)
    Punch Taverns PLC                                  22,229     $      325
    Rank Group PLC                                     50,151            264
    Reckitt Benckiser PLC                              51,077          1,687
    Reed Elsevier PLC                                 107,121          1,006
    Rentokil Initial PLC                              159,981            450
    Resolution PLC                                     10,589            118
    Reuters Group PLC                                 120,721            894
    Rexam PLC                                          45,896            401
    Rio Tinto PLC                                      88,597          4,047
    Rolls-Royce Group PLC *                           133,314            980
    Rolls-Royce Group PLC, Class B *                4,018,621              7
    Royal & Sun Alliance Insurance Group PLC          247,441            535
    Royal Bank of Scotland Group PLC                  263,043          7,942
    SABMiller PLC                                      74,416          1,358
    Sage Group PLC                                    112,106            498
    Schroders PLC                                       9,698            159
    Scottish & Newcastle PLC                           57,845            484
    Scottish & Southern Energy PLC                     70,728          1,234
    Scottish Power PLC                                154,504          1,445
    Serco Group PLC                                    37,878            205
    Severn Trent PLC                                   30,180            563
    Signet Group PLC                                  149,404            276
    Slough Estates PLC                                 35,814            369
    Smith & Nephew PLC                                 80,085            738
    Smiths Group PLC                                   48,113            866
    SSL International PLC                               7,536             40
    Stagecoach Group PLC                               14,418             29
    Stolt-Nielsen S.A.                                  3,100            103
    Stolt Offshore SA *                                16,450            191
    Tate & Lyle PLC                                    35,203            341
    Taylor Woodrow PLC                                 51,092            334
    Tesco PLC                                         647,577          3,693
    Tomkins PLC                                        64,428            332
    Travis Perkins PLC                                  8,750            211
    Trinity Mirror PLC                                 20,153            199
    Unilever PLC                                      230,254          2,284
    United Business Media PLC                          18,396            202
    United Utilities PLC                               73,707            851
    Vodafone Group PLC                              5,216,296         11,262
    Whitbread PLC                                      23,380            382
    William Hill PLC                                   33,791            311
    Wimpey (George) PLC                                32,304            267
    Wolseley PLC                                       49,542          1,044
    WPP Group PLC                                      99,350          1,075
    Yell Group PLC                                     59,998            554
----------------------------------------------------------------------------
                                                                     185,287
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
----------------------------------------------------------------------------
(COST $763,174)                                                      842,160

PREFERRED STOCKS - 0.2%

GERMANY - 0.2%
    Fresenius Medical Care A.G.                         1,583            148
    Henkel KGaA                                         4,937            497
    Porsche A.G.                                          635            456
    ProSieben SAT.1 Media A.G.                          6,439            125
    RWE A.G.                                            3,179            205
    Volkswagen A.G.                                     8,634            332
----------------------------------------------------------------------------
                                                                       1,763
----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
----------------------------------------------------------------------------
(COST $1,639)                                                          1,763

RIGHT - 0.0%
    Sonae SGPS S.A. *                                  77,473             39
----------------------------------------------------------------------------
TOTAL RIGHT
----------------------------------------------------------------------------
(COST $ -)                                                              39

                                                     PRINCIPAL
                                                      AMOUNT       VALUE
                                                      (000S)       (000S)
SHORT-TERM INVESTMENT - 2.0%
     Skandinaviska Enskildabanken, Grand Cayman,
       Eurodollar Time Deposit,
       4.19%, 1/3/06                                 $ 17,545         17,545
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
----------------------------------------------------------------------------
(COST $17,545)                                                        17,545



----------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.3%
----------------------------------------------------------------------------
(COST $782,358)                                                      861,507
     Other Assets less Liabilities - 1.7%                             14,442
----------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $  875,949

 *  Non-Income Producing Security


                            NORTHERN FUNDS QUARTERLY REPORT   14   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

At December 31, 2005, the International Equity Index fund had open futures contracts as follows:


                           NOTIONAL                         UNREALIZED
               NUMBER OF    AMOUNT   CONTRACT   CONTRACT    GAIN (LOSS)
TYPE           CONTRACTS   (000S)    POSITION      EXP.       (000S)
Hang Seng
Index               7      $   670     Long        1/06     $      (22)

DJ Euro Stoxx     302       12,831     Long        3/06            164

FTSE 100 Index     79        7,633     Long        3/06            103

Nikkei              5          403     Long        3/06             (5)

SPI 200            18        1,559     Long        3/06             43

Topix Index        51        7,111     Long        3/06            192
----------------------------------------------------------------------
Total                                                       $      475


At December 31, 2005, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR                 % OF LONG-TERM INVESTMENTS
Consumer Discretionary                         12.2%
Consumer Staples                                7.8
Energy                                          8.1
Financials                                     28.4
Health Care                                     7.9
Industrials                                    10.7
Information Technology                          6.2
Materials                                       8.0
Telecommunication Services                      5.7
Utilities                                       5.0
----------------------------------------------------------
Total                                         100.0%


At December 31, 2005, the International Equity Index Fund's investments were denominated in the following currencies:


                                            % OF LONG-TERM
CONCENTRATION BY CURRENCY                    INVESTMENTS
Euro                                             31.0%
Japanese Yen                                     25.1
British Pound                                    23.5
Swiss Franc                                       6.8
Australian Dollar                                 5.1
All other currencies less than 5%                 8.5
----------------------------------------------------------
Total                                           100.0%

EQUITY FUNDS   15   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


At December 31, 2005, the International Equity Index Fund had outstanding foreign currency contracts as follows:


                 AMOUNT        IN        AMOUNT
                 (LOCAL     EXCHANGE     (LOCAL                  UNREALIZED
CONTRACTS       CURRENCY)     FOR       CURRENCY)   SETTLEMENT   GAIN/(LOSS)
TO DELIVER       (000S)     CURRENCY     (000S)         DATE        (000S)
                            Australian
U.S. Dollar           87    Dollar              120   1/3/06     $         1

                            New
                            Zealand
U.S. Dollar           12    Dollar               18   1/4/06               -

Euro               6,418   U.S. Dollar       7,590   1/23/06             (19)

Euro               1,548   U.S. Dollar       1,820   1/23/06             (15)

Euro                 699   U.S. Dollar         830   1/23/06               1

Japanese Yen     320,750   U.S. Dollar       2,730   1/23/06               2

Japanese Yen     897,300   U.S. Dollar       7,555   1/23/06             (78)

British Pound      1,673   U.S. Dollar       2,940   1/23/06              63

British Pound        349   U.S. Dollar         600   1/23/06              (1)

British Pound         40   U.S. Dollar          70   1/23/06               1

British Pound      4,386   U.S. Dollar       7,589   1/23/06              44

U.S. Dollar        2,570   Euro              2,144   1/23/06             (28)

U.S. Dollar       14,360   Euro             12,222   1/23/06             130

U.S. Dollar        3,090  Japanese Yen     362,612   1/23/06              (6)

U.S. Dollar        2,360  Japanese Yen     274,730   1/23/06             (23)

U.S. Dollar        7,990   Japanese Yen    947,060   1/23/06              66

U.S. Dollar          470   Japanese Yen     55,390   1/23/06               1

U.S. Dollar        1,440   British Pound       835   1/23/06              (4)

U.S. Dollar        3,610   British Pound     2,047   1/23/06             (89)

U.S. Dollar        8,660   British Pound     5,055   1/23/06              35
----------------------------------------------------------------------------
Total                                                              $      81

Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                    $ 782,358
------------------------------------------------------------
Gross tax appreciation of investments              $  91,086
Gross tax depreciation of investments                 (11,937)
------------------------------------------------------------
Net tax appreciation of investments                $  79,149
------------------------------------------------------------

                               NORTHERN FUNDS QUARTERLY REPORT  16  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL GROWTH EQUITY FUND

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.4%

AUSTRALIA - 1.6%
   Orica Ltd.                                            1,421,469   $    21,258
--------------------------------------------------------------------------------
FINLAND - 1.8%
   Nokia OYJ                                             1,318,800        24,128
--------------------------------------------------------------------------------
FRANCE - 10.5%
   Accor S.A.                                              342,983        18,869
   AXA                                                     855,749        27,624
   L'Oreal S.A.                                            276,732        20,579
   Sanofi-Aventis                                          270,030        23,662
   Societe Generale                                        228,860        28,158
   Veolia Environment                                      460,808        20,866
--------------------------------------------------------------------------------
                                                                         139,758
--------------------------------------------------------------------------------
GERMANY - 9.7%
   Adidas-Salomon A.G.                                     112,264        21,270
   Allianz A.G. (Registered)                               181,595        27,512
   Commerzbank A.G.                                        719,689        22,175
   Fresenius Medical Care A.G.                             222,079        23,405
   Hochtief A.G.                                           454,390        20,355
   SAP A.G.                                                 82,903        15,036
--------------------------------------------------------------------------------
                                                                         129,753
--------------------------------------------------------------------------------
ITALY - 4.0%
   ENI S.p.A.                                              866,504        24,041
   UniCredito Italiano S.p.A.                            4,198,289        28,919
--------------------------------------------------------------------------------
                                                                          52,960
--------------------------------------------------------------------------------
JAPAN - 24.3%
   Asahi Glass Co. Ltd.                                  2,050,000        26,489
   Astellas Pharma, Inc.                                   503,200        19,639
   Bank of Yokohama (The) Ltd.                           2,035,000        16,661
   Chugai Pharmaceutical Co. Ltd.                          950,700        20,407
   Daiwa House Industry Co. Ltd.                           673,500        10,537
   Fanuc Ltd.                                              265,200        22,523
   Fuji Television Network, Inc.                             8,501        21,421
   Keyence Corp.                                            24,100         6,860
   Mazda Motor Corp.                                     2,233,000        10,231
   Mitsubishi Corp.                                        821,100        18,183
   Mizuho Financial Group, Inc.                              3,021        23,991
   Nippon Telegraph & Telephone Corp.                        5,251        23,879
   Seven & I Holdings Co. Ltd.                             598,900        25,660
   Sony Corp.                                              680,100        27,812
   Sumitomo Metal Industries Ltd.                        3,145,000        12,114
   Terumo Corp.                                            348,900        10,331
   Toyota Motor Corp.                                      543,400        28,216
--------------------------------------------------------------------------------
                                                                         324,954
--------------------------------------------------------------------------------
NETHERLANDS - 5.8%
   ASML Holding N.V. *                                   1,005,019        20,113
   Qiagen N.V. *                                           830,575         9,776
   Royal Dutch Shell PLC, Class B                        1,492,161        47,697
--------------------------------------------------------------------------------
                                                                          77,586
--------------------------------------------------------------------------------
SPAIN - 2.0%
   Banco Santander Central Hispano S.A.                  2,023,778        26,721
--------------------------------------------------------------------------------
SWEDEN - 6.5%
   Assa Abloy AB, Class B                                1,069,282        16,825
   Holmen AB, Class B                                      647,319        21,390
   Skandinaviska Enskilda Banken AB, Class A               659,702        13,578
   Telefonaktiebolaget LM Ericsson, Class B              5,833,000        20,046
   Volvo AB, Class B                                       307,100        14,477
--------------------------------------------------------------------------------
                                                                          86,316
--------------------------------------------------------------------------------
SWITZERLAND - 13.8%
   Julius Baer Holding A.G., Class B                       324,359        22,990
   Logitech International S.A. (Registered) *              423,503        19,909
   Nestle S.A. (Registered)                                 84,944        25,414
   Novartis A.G. (Registered)                              550,043        28,915
   Panalpina Welttransport Holding AG *                    132,953        10,496
   Syngenta A.G. *                                         143,098        17,812
   UBS A.G. (Registered)                                   351,378        33,465
   Zurich Financial Services A.G. (Registered) *           116,453        24,824
--------------------------------------------------------------------------------
                                                                         183,825
--------------------------------------------------------------------------------
TAIWAN - 1.2%
   Taiwan Semiconductor Manufacturing
     Co. Ltd. ADR                                        1,652,800        16,379
--------------------------------------------------------------------------------
UNITED KINGDOM - 17.2%
   Anglo American PLC                                      558,718        19,023
   BAE Systems PLC                                       1,525,868        10,021
   Barclays PLC                                          2,275,809        23,922
   BP PLC                                                1,505,936        16,037
   BT Group PLC                                          6,797,322        26,049
   GlaxoSmithKline PLC                                   1,291,096        32,629
   Hays PLC                                              8,874,268        19,160
   Henderson Group PLC *                                 5,254,956         6,713
   ITV PLC                                               9,344,269        18,085
   Marks & Spencer Group PLC                             2,843,330        24,703
   Smiths Group PLC                                        712,471        12,821
   United Business Media PLC                               928,736        10,178

EQUITY FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)

COMMON STOCKS 98.4% CONTINUED

UNITED KINGDOM - 17.2% - (CONTINUED)
   Wolverhampton & Dudley Brew PLC                         469,313   $    10,254
--------------------------------------------------------------------------------
                                                                         229,595
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $1,132,068)                                                      1,313,233

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)

SHORT-TERM INVESTMENT - 0.0%
   Skandinaviska Enskildabanken, Grand Cayman,
     Eurodollar Time Deposit,
     4.19%, 1/3/06                                     $        26            26
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $26)                                                                    26
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.4%
--------------------------------------------------------------------------------
(COST $1,132,094)                                                      1,313,259
   Other Assets less Liabilities - 1.6%                                   21,960
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $ 1,335,219

*     Non-Income Producing Security

At December 31, 2005, the industry sectors for the International Growth Equity Fund were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                    INVESTMENTS
Consumer Discretionary                                                     14.6%
Consumer Staples                                                            6.2
Energy                                                                      6.7
Financials                                                                 24.8
Health Care                                                                12.9
Industrials                                                                13.1
Information Technology                                                      9.3
Materials                                                                   7.0
Telecommunication Services                                                  3.8
Utilities                                                                   1.6
-------------------------------------------------------------------------------
Total                                                                     100.0%

At December 31, 2005, the International Growth Equity Fund's investments were denominated in the following currencies:

CONCENTRATION BY                                                % OF LONG- TERM
CURRENCY                                                          INVESTMENTS
Euro                                                                       30.7%
Japanese Yen                                                               24.7
British Pound                                                              21.1
Swiss Franc                                                                14.0
Swedish Krona                                                               6.6
All other currencies less than 5%                                           2.9
-------------------------------------------------------------------------------
Total                                                                     100.0%

At December 31, 2005, the International Growth Equity Fund had outstanding forward foreign currency exchange contracts as follows:

                    AMOUNT         IN         AMOUNT
CONTRACTS           (LOCAL      EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER         CURRENCY)      FOR        CURRENCY)   SETTLEMENT      GAIN
CURRENCY            (000S)      CURRENCY      (000S)        DATE        (000S)
---------------   ----------   ----------   ----------   ----------   ----------
British                             Swedish
Pound                  1,690        Krona       23,128       1/3/06   $        4
Australian                          Swiss
Dollar                 1,037        Franc        1,000       1/4/06            2
--------------------------------------------------------------------------------
Total                                                                 $        6

Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                     $ 1,132,094
-------------------------------------------------------------------------------
Gross tax appreciation of investments                               $   186,470
Gross tax depreciation of investments                                    (5,305)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                 $   181,165
-------------------------------------------------------------------------------

                                NORTHERN FUNDS QUARTERLY REPORT  2  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
LARGE CAP VALUE FUND

                                                         NUMBER          VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.1%

AUTO MANUFACTURERS - 1.9%
   Ford Motor Co.                                        2,850,000   $    22,002
--------------------------------------------------------------------------------
BANKS - 4.5%
   Mellon Financial Corp.                                  750,000        25,688
   Wachovia Corp.                                          500,000        26,430
--------------------------------------------------------------------------------
                                                                          52,118
--------------------------------------------------------------------------------
BEVERAGES - 4.6%
   Anheuser-Busch Cos., Inc.                               557,000        23,929
   Coca-Cola (The) Co.                                     728,000        29,345
--------------------------------------------------------------------------------
                                                                          53,274
--------------------------------------------------------------------------------
BUILDING MATERIALS - 2.1%
   Masco Corp.                                             812,000        24,514
--------------------------------------------------------------------------------
CHEMICALS - 2.2%
   du Pont (E.I.) de Nemours & Co.                         608,000        25,840
--------------------------------------------------------------------------------
COMPUTERS - 2.2%
   Hewlett-Packard Co.                                     912,000        26,111
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 5.0%
   Avon Products, Inc.                                     962,000        27,465
   Procter & Gamble Co.                                    525,000        30,387
--------------------------------------------------------------------------------
                                                                          57,852
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 9.6%
   CIT Group, Inc.                                         529,700        27,428
   Citigroup, Inc.                                         571,000        27,711
   JPMorgan Chase & Co.                                    707,000        28,061
   Morgan Stanley                                          499,000        28,313
--------------------------------------------------------------------------------
                                                                         111,513
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
   Emerson Electric Co.                                    383,000        28,610
--------------------------------------------------------------------------------
FOOD - 6.5%
   Albertson's, Inc.                                     1,147,000        24,488
   General Mills, Inc.                                     543,000        26,781
   Sara Lee Corp.                                        1,291,000        24,400
--------------------------------------------------------------------------------
                                                                          75,669
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 4.1%
   International Paper Co.                                 763,000        25,644
   MeadWestvaco Corp.                                      795,000        22,284
--------------------------------------------------------------------------------
                                                                          47,928
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 4.3%
   Baxter International, Inc.                              718,000        27,033
   Johnson & Johnson                                       385,000        23,138
--------------------------------------------------------------------------------
                                                                          50,171
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 4.3%
   Avery Dennison Corp.                                    474,000        26,198
   Kimberly-Clark Corp.                                    398,000        23,741
--------------------------------------------------------------------------------
                                                                          49,939
--------------------------------------------------------------------------------
HOUSEWARES - 2.2%
   Newell Rubbermaid, Inc.                               1,081,000        25,706
--------------------------------------------------------------------------------
INSURANCE - 4.7%
   Hartford Financial Services Group, Inc.                 303,000        26,025
   Lincoln National Corp.                                  538,000        28,530
--------------------------------------------------------------------------------
                                                                          54,555
--------------------------------------------------------------------------------
MEDIA - 2.2%
   McGraw-Hill Cos. (The), Inc.                            499,000        25,763
--------------------------------------------------------------------------------
MINING - 2.1%
   Alcoa, Inc.                                             810,000        23,952
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 7.0%
   3M Co.                                                  330,000        25,575
   General Electric Co.                                    854,000        29,933
   Honeywell International, Inc.                           693,000        25,814
--------------------------------------------------------------------------------
                                                                          81,322
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 2.1%
   Pitney Bowes, Inc.                                      568,000        23,998
--------------------------------------------------------------------------------
OIL & GAS - 4.9%
   Chevron Corp.                                           517,000        29,350
   Exxon Mobil Corp.                                       505,000        28,366
--------------------------------------------------------------------------------
                                                                          57,716
--------------------------------------------------------------------------------
PHARMACEUTICALS - 6.7%
   Abbott Laboratories                                     579,000        22,830
   Bristol-Myers Squibb Co.                              1,165,000        26,772
   Pfizer, Inc.                                          1,216,000        28,357
--------------------------------------------------------------------------------
                                                                          77,959
--------------------------------------------------------------------------------
RETAIL - 2.2%
   Limited Brands                                        1,143,000        25,546
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 9.3%
   AT&T, Inc.                                            1,075,000        26,327
   BellSouth Corp.                                         980,000        26,558
   Nokia OYJ ADR                                         1,735,000        31,750
   Verizon Communications, Inc.                            772,000        23,253
--------------------------------------------------------------------------------
                                                                         107,888
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 1.0%
   Mattel, Inc.                                            770,000        12,181
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $1,016,744)                                                      1,142,127
--------------------------------------------------------------------------------

EQUITY FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
SHORT-TERM INVESTMENT - 1.7%
   Skandinaviska Enskildabanken, Grand Cayman,
     Eurodollar Time Deposit,
     4.19%, 1/3/06                                     $    19,276   $    19,276
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $19,276)                                                            19,276
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.8%
--------------------------------------------------------------------------------
(COST $1,036,020)                                                      1,161,403
   Other Assets less Liabilities - 0.2%                                    2,846
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $ 1,164,249
--------------------------------------------------------------------------------

At December 31, 2005, the industry sectors for the Large Cap Value Fund were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                    INVESTMENTS
Consumer Discretionary                                                      9.7%
Consumer Staples                                                           18.4
Energy                                                                      5.1
Financials                                                                 19.0
Health Care                                                                11.2
Industrials                                                                16.2
Information Technology                                                      5.1
Materials                                                                   8.6
Telecommunication Services                                                  6.7
-------------------------------------------------------------------------------
Total                                                                     100.0%

Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                     $ 1,036,020
-------------------------------------------------------------------------------
Gross tax appreciation of investments                               $   151,224
Gross tax depreciation of investments                                   (25,841)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                 $   125,383
-------------------------------------------------------------------------------

                                NORTHERN FUNDS QUARTERLY REPORT  2  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
MIDCAP GROWTH FUND

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 97.7%

ADVERTISING - 1.1%
   Getty Images, Inc. *                                     38,300   $     3,419
--------------------------------------------------------------------------------
AGRICULTURE - 1.3%
   Bunge Ltd.                                               69,200         3,917
--------------------------------------------------------------------------------
APPAREL - 1.5%
   Polo Ralph Lauren Corp.                                  79,700         4,474
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.7%
   Affymetrix, Inc. *                                       61,500         2,937
   Celgene Corp. *                                          69,000         4,471
   Genzyme Corp. *                                          58,100         4,112
   Medimmune, Inc. *                                        84,400         2,956
--------------------------------------------------------------------------------
                                                                          14,476
--------------------------------------------------------------------------------
BUILDING MATERIALS - 2.5%
   American Standard Companies, Inc.                        68,700         2,745
   Masco Corp.                                             159,500         4,815
--------------------------------------------------------------------------------
                                                                           7,560
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.1%
   Corporate Executive Board Co.                            48,800         4,377
   Education Management Corp. *                            132,600         4,443
   Robert Half International, Inc.                         101,100         3,831
--------------------------------------------------------------------------------
                                                                          12,651
--------------------------------------------------------------------------------
DATA PROCESSING - 4.5%
   Alliance Data Systems Corp. *                            69,800         2,485
   Ceridian Corp. *                                        120,500         2,994
   Certegy, Inc.                                           119,700         4,855
   Global Payments, Inc.                                    70,100         3,267
--------------------------------------------------------------------------------
                                                                          13,601
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.0%
   Chicago Mercantile Exchange Holdings, Inc.                6,300         2,315
   Nuveen Investments, Inc., Class A                       100,000         4,262
   Price (T. Rowe) Group, Inc.                              78,100         5,626
--------------------------------------------------------------------------------
                                                                          12,203
--------------------------------------------------------------------------------
ELECTRONICS - 1.0%
   Mettler-Toledo International, Inc. *                     53,200         2,937
--------------------------------------------------------------------------------
ENTERTAINMENT - 2.3%
   Shuffle Master, Inc. *                                  142,600         3,585
   Station Casinos, Inc.                                    49,700         3,370
--------------------------------------------------------------------------------
                                                                           6,955
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.8%
   Stericycle, Inc. *                                       40,000         2,355
--------------------------------------------------------------------------------
FOOD - 1.2%
   McCormick & Co., Inc.                                   119,000         3,679
--------------------------------------------------------------------------------
HARDWARE - 1.1%
   Network Appliance, Inc. *                               129,900         3,507
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 2.3%
   Dade Behring Holdings, Inc.                              95,100         3,889
   St. Jude Medical, Inc. *                                 61,200         3,072
--------------------------------------------------------------------------------
                                                                           6,961
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 6.7%
   Aetna, Inc.                                              49,100         4,631
   Caremark Rx, Inc. *                                      66,300         3,434
   Psychiatric Solutions, Inc. *                            65,500         3,847
   Sierra Health Services, Inc. *                           69,200         5,533
   United Surgical Partners International, Inc. *          101,000         3,247
--------------------------------------------------------------------------------
                                                                          20,692
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.2%
   Scotts Miracle-Gro (The) Co., Class A                    81,800         3,701
--------------------------------------------------------------------------------
INSURANCE - 3.7%
   Assurant, Inc.                                           82,500         3,588
   CIGNA Corp.                                              37,500         4,189
   W.R. Berkley Corp.                                       74,700         3,557
--------------------------------------------------------------------------------
                                                                          11,334
--------------------------------------------------------------------------------
INTERNET - 1.4%
   Websense, Inc. *                                         67,900         4,457
--------------------------------------------------------------------------------
LEISURE TIME - 1.4%
   Life Time Fitness, Inc. *                               112,400         4,281
--------------------------------------------------------------------------------
LODGING - 1.5%
   Starwood Hotels & Resorts Worldwide, Inc.                74,000         4,726
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.1%
   Rockwell Automation, Inc.                                56,800         3,360
--------------------------------------------------------------------------------
MEDIA - 4.1%
   Meredith Corp.                                           95,700         5,009
   Scripps (E.W.) Co., Class A                              65,000         3,121
   Univision Communications, Inc., Class A *               148,400         4,362
--------------------------------------------------------------------------------
                                                                          12,492
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 1.7%
   Precision Castparts Corp.                               102,000         5,285
--------------------------------------------------------------------------------
MINING - 1.2%
   Freeport-McMoRan Copper & Gold, Inc., Class B            68,400         3,680
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 3.7%
   ESCO Technologies, Inc. *                                66,900         2,977
   ITT Industries, Inc.                                     44,700         4,596

EQUITY FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 97.7% - CONTINUED

MISCELLANEOUS MANUFACTURING - 3.7% - (CONTINUED)
   Roper Industries, Inc.                                   93,700   $     3,702
--------------------------------------------------------------------------------
                                                                          11,275
--------------------------------------------------------------------------------
OIL & GAS - 7.1%
   ENSCO International, Inc.                                88,600         3,929
   EOG Resources, Inc.                                      53,900         3,955
   Forest Oil Corp. *                                       77,500         3,532
   Rowan Cos., Inc.                                        150,200         5,353
   XTO Energy, Inc.                                        111,500         4,899
--------------------------------------------------------------------------------
                                                                          21,668
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 4.0%
   Grant Prideco, Inc. *                                   152,400         6,724
   Smith International, Inc.                               153,400         5,693
--------------------------------------------------------------------------------
                                                                          12,417
--------------------------------------------------------------------------------
PHARMACEUTICALS - 4.0%
   Endo Pharmaceuticals Holdings, Inc. *                   142,400         4,309
   Gilead Sciences, Inc. *                                  90,200         4,747
   Sepracor, Inc. *                                         64,000         3,303
--------------------------------------------------------------------------------
                                                                          12,359
--------------------------------------------------------------------------------
RETAIL - 7.5%
   Abercrombie & Fitch Co., Class A                         78,800         5,136
   Coach, Inc. *                                           122,200         4,074
   Nordstrom, Inc.                                         110,700         4,140
   Starbucks Corp. *                                       110,300         3,310
   Talbots, Inc.                                           136,800         3,806
   Urban Outfitters, Inc. *                                 95,900         2,428
--------------------------------------------------------------------------------
                                                                          22,894
--------------------------------------------------------------------------------
SEMICONDUCTORS - 7.3%
   Broadcom Corp., Class A *                                51,300         2,419
   Kla-Tencor Corp.                                         96,100         4,740
   Linear Technology Corp.                                  89,700         3,235
   Microchip Technology, Inc.                              125,900         4,048
   National Semiconductor Corp.                            181,600         4,718
   QLogic Corp. *                                          104,700         3,404
--------------------------------------------------------------------------------
                                                                          22,564
--------------------------------------------------------------------------------
SOFTWARE - 4.3%
   Activision, Inc. *                                      244,000         3,353
   Autodesk, Inc.                                          106,300         4,566
   Cognos, Inc. *                                           95,800         3,325
   Manhattan Associates, Inc. *                              3,290            67
   Symantec Corp. *                                        112,300         1,965
--------------------------------------------------------------------------------
                                                                          13,276
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.0%
   NII Holdings, Inc. *                                     74,000         3,232
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 1.3%
   Juniper Networks, Inc. *                                175,700         3,918
--------------------------------------------------------------------------------
TRANSPORTATION - 1.1%
   UTI Worldwide, Inc.                                      37,997         3,528
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $261,626)                                                          299,834

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
SHORT-TERM INVESTMENT - 1.9%
   Skandinaviska Enskildabanken, Grand Cayman,
     Eurodollar Time Deposit,
     4.19%, 1/3/06                                     $     5,794         5,794
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $5,794)                                                              5,794
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS - 99.6%
--------------------------------------------------------------------------------
(COST $267,420)                                                          305,628
   Other Assets less Liabilities - 0.4%                                    1,314
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $   306,942

*  Non-Income Producing Security

At December 31, 2005, the industry sectors for the Mid Cap Growth Fund were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                    INVESTMENTS
Consumer Discretionary                                                     21.2%
Consumer Staples                                                            2.5
Energy                                                                     11.4
Financials                                                                  6.5
Health Care                                                                19.6
Industrials                                                                13.9
Information Technology                                                     21.3
Materials                                                                   2.5
Telecommunication Services                                                  1.1
-------------------------------------------------------------------------------
Total                                                                     100.0%

                                NORTHERN FUNDS QUARTERLY REPORT  2  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2005 (UNAUDITED)
MID CAP GROWTH FUND (continued)

Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                     $   267,420
-------------------------------------------------------------------------------
Gross tax appreciation of investments                               $    42,141
Gross tax depreciation of investments                                    (3,933)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                 $    38,208
-------------------------------------------------------------------------------

EQUITY FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.0%

ADVERTISING - 0.2%
   Catalina Marketing Corp.                                  8,900   $       226
   Harte-Hanks, Inc.                                        13,800           364
--------------------------------------------------------------------------------
                                                                             590
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.3%
   Alliant Techsystems, Inc. *                               8,700           662
   Sequa Corp., Class A *                                    1,300            90
--------------------------------------------------------------------------------
                                                                             752
--------------------------------------------------------------------------------
AGRICULTURE - 0.1%
   Universal Corp. of Virginia                               5,600           243
--------------------------------------------------------------------------------
AIRLINES - 0.4%
   Airtran Holdings, Inc. *                                 20,800           334
   Alaska Air Group, Inc. *                                  7,400           264
   JetBlue Airways Corp. *                                  35,750           550
--------------------------------------------------------------------------------
                                                                           1,148
--------------------------------------------------------------------------------
APPAREL - 0.5%
   Polo Ralph Lauren Corp.                                  14,300           803
   Timberland (The) Co., Class A *                          13,100           426
--------------------------------------------------------------------------------
                                                                           1,229
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.7%
   ArvinMeritor, Inc.                                       15,800           227
   Bandag, Inc.                                              2,400           102
   BorgWarner, Inc.                                         13,500           819
   Lear Corp.                                               15,300           435
   Modine Manufacturing Co.                                  7,600           248
--------------------------------------------------------------------------------
                                                                           1,831
--------------------------------------------------------------------------------
BANKS - 4.3%
   Associated Banc-Corp                                     32,382         1,054
   Bank of Hawaii Corp.                                     12,400           639
   Cathay General Bancorp, Inc.                             12,000           431
   City National Corp. of California                         9,800           710
   Colonial BancGroup (The), Inc.                           36,600           872
   Commerce Bancorp, Inc. of New Jersey                     40,700         1,401
   Cullen/Frost Bankers, Inc.                               11,200           601
   FirstMerit Corp.                                         18,300           474
   Greater Bay Bancorp                                      12,100           310
   Investors Financial Services Corp.                       15,400           567
   Mercantile Bankshares Corp.                              19,400         1,095
   SVB Financial Group *                                     8,500           398
   TCF Financial Corp.                                      27,100           736
   Texas Regional Bancshares, Inc., Class A                  8,900           252
   Webster Financial Corp.                                  12,900           605
   Westamerica Bancorporation                                7,700           409
   Wilmington Trust Corp.                                   15,300           595
--------------------------------------------------------------------------------
                                                                          11,149
--------------------------------------------------------------------------------
BEVERAGES - 0.1%
   PepsiAmericas, Inc.                                      14,800           344
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.8%
   Affymetrix, Inc. *                                       15,300           731
   Charles River Laboratories International, Inc. *         17,000           720
   Invitrogen Corp. *                                       12,200           813
   Martek Biosciences Corp. *                                7,400           182
   Millennium Pharmaceuticals, Inc. *                       72,800           706
   Protein Design Labs, Inc. *                              26,416           751
   Vertex Pharmaceuticals, Inc. *                           23,200           642
--------------------------------------------------------------------------------
                                                                           4,545
--------------------------------------------------------------------------------
BUILDING MATERIALS - 0.3%
   Martin Marietta Materials, Inc.                          10,900           836
--------------------------------------------------------------------------------
CHEMICALS - 2.6%
   Airgas, Inc.                                             15,900           523
   Albemarle Corp.                                           9,300           357
   Cabot Corp.                                              14,800           530
   Chemtura Corp.                                           56,200           714
   Cytec Industries, Inc.                                    9,500           452
   Ferro Corp.                                               9,000           169
   FMC Corp. *                                               8,800           468
   Lubrizol Corp.                                           16,100           699
   Lyondell Chemical Co.                                    47,000         1,119
   Minerals Technologies, Inc.                               4,600           257
   Olin Corp.                                               16,300           321
   RPM International, Inc.                                  26,200           455
   Sensient Technologies Corp.                              10,000           179
   Valspar Corp.                                            24,100           595
--------------------------------------------------------------------------------
                                                                           6,838
--------------------------------------------------------------------------------
COAL - 1.4%
   Arch Coal, Inc.                                          15,100         1,200
   Peabody Energy Corp.                                     30,500         2,514
--------------------------------------------------------------------------------
                                                                           3,714
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.9%
   Adesa, Inc.                                              21,200           518
   Alliance Data Systems Corp. *                            16,200           577
   Banta Corp.                                               5,200           259
   Career Education Corp. *                                 23,000           776
   ChoicePoint, Inc. *                                      21,200           944

EQUITY FUNDS  1  NORTHERN QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED

COMMERCIAL SERVICES - 3.9% - (CONTINUED)
   Corinthian Colleges, Inc. *                              20,400   $       240
   Corporate Executive Board Co.                             9,300           834
   Deluxe Corp.                                             12,300           371
   DeVry, Inc. *                                            14,100           282
   Education Management Corp. *                             15,900           533
   Gartner, Inc. *                                          14,100           182
   ITT Educational Services, Inc. *                          9,000           532
   Kelly Services, Inc., Class A                             4,000           105
   Korn/Ferry International *                                9,500           178
   Laureate Education, Inc. *                               11,700           614
   Manpower, Inc.                                           20,500           953
   MPS Group, Inc. *                                        23,000           314
   Navigant Consulting, Inc. *                              11,300           248
   Quanta Services, Inc. *                                  27,900           367
   Rent-A-Center, Inc. *                                    17,000           321
   Rollins, Inc.                                             7,500           148
   Sotheby's Holdings, Inc., Class A *                      10,900           200
   United Rentals, Inc. *                                   15,900           372
   Valassis Communications, Inc. *                          11,400           331
--------------------------------------------------------------------------------
                                                                          10,199
--------------------------------------------------------------------------------
COMPUTERS - 4.6%
   Anteon International Corp. *                              7,800           424
   BISYS Group (The), Inc. *                                27,200           381
   Cadence Design Systems, Inc. *                           66,400         1,124
   Ceridian Corp. *                                         34,200           850
   Cognizant Technology Solutions Corp., Class A *          32,200         1,621
   Diebold, Inc.                                            16,300           619
   DST Systems, Inc. *                                      14,800           887
   Henry (Jack) & Associates, Inc.                          18,000           343
   Imation Corp.                                             8,200           378
   McData Corp., Class A *                                  33,400           127
   Mentor Graphics Corp. *                                  17,600           182
   Reynolds & Reynolds (The) Co., Class A                   12,300           345
   Sandisk Corp. *                                          42,700         2,682
   SRA International, Inc., Class A *                        9,000           275
   Synopsys, Inc. *                                         34,000           682
   Western Digital Corp. *                                  50,400           938
--------------------------------------------------------------------------------
                                                                          11,858
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 1.2%
   CDW Corp.                                                14,800           852
   Fastenal Co.                                             29,000         1,137
   Ingram Micro, Inc., Class A *                            26,200           522
   Tech Data Corp. *                                        12,800           508
--------------------------------------------------------------------------------
                                                                           3,019
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.1%
   AmeriCredit Corp. *                                      32,300           828
   Eaton Vance Corp.                                        30,800           843
   Edwards (A.G.), Inc.                                     17,400           815
   IndyMac Bancorp, Inc.                                    14,500           566
   Jefferies Group, Inc.                                    11,700           526
   LaBranche & Co., Inc. *                                  13,600           138
   Legg Mason, Inc.                                         28,300         3,387
   Raymond James Financial, Inc.                            13,700           516
   Waddell & Reed Financial, Inc., Class A                  19,900           417
--------------------------------------------------------------------------------
                                                                           8,036
--------------------------------------------------------------------------------
ELECTRIC - 4.9%
   Alliant Energy Corp.                                     26,400           740
   Aquila, Inc. *                                           89,300           321
   Black Hills Corp.                                         7,300           253
   DPL, Inc.                                                30,200           785
   Duquesne Light Holdings, Inc.                            18,400           300
   Energy East Corp.                                        33,400           761
   Great Plains Energy, Inc.                                16,500           461
   Hawaiian Electric Industries, Inc.                       17,900           464
   Idacorp, Inc.                                             9,900           290
   MDU Resources Group, Inc.                                28,300           927
   Northeast Utilities                                      33,800           666
   NSTAR                                                    25,500           732
   OGE Energy Corp.                                         20,300           544
   Pepco Holdings, Inc.                                     42,900           960
   PNM Resources, Inc.                                      15,885           389
   Puget Energy, Inc.                                       25,600           523
   SCANA Corp.                                              27,100         1,067
   Sierra Pacific Resources *                               43,300           565
   Westar Energy, Inc.                                      19,300           415
   Wisconsin Energy Corp.                                   27,700         1,082
   WPS Resources Corp.                                       9,400           520
--------------------------------------------------------------------------------
                                                                          12,765
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
   Ametek, Inc.                                             16,600           706
   Energizer Holdings, Inc. *                               15,400           767
   Hubbell, Inc., Class B                                   14,500           654
--------------------------------------------------------------------------------
                                                                           2,127
--------------------------------------------------------------------------------

                                NORTHERN FUNDS QUARTERLY REPORT  2  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND (continued)


                                                          NUMBER        VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED

ELECTRONICS - 2.1%
   Amphenol Corp., Class A                                  20,900   $       925
   Arrow Electronics, Inc. *                                28,200           903
   Avnet, Inc. *                                            34,300           821
   Gentex Corp.                                             36,600           714
   Kemet Corp. *                                            19,100           135
   National Instruments Corp.                               13,200           423
   Plexus Corp. *                                           10,300           234
   Thomas & Betts Corp. *                                   12,400           520
   Varian, Inc. *                                            7,500           299
   Vishay Intertechnology, Inc. *                           41,800           575
--------------------------------------------------------------------------------
                                                                           5,549
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.5%
   Dycom Industries, Inc. *                                  9,000           198
   Granite Construction, Inc.                                7,900           283
   Jacobs Engineering Group, Inc. *                         13,700           930
--------------------------------------------------------------------------------
                                                                           1,411
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.6%
   GTECH Holdings Corp.                                     29,400           933
   International Speedway Corp., Class A                     8,500           407
   Macrovision Corp. *                                      11,700           196
--------------------------------------------------------------------------------
                                                                           1,536
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.7%
   Mine Safety Appliances Co.                                6,000           217
   Republic Services, Inc.                                  28,800         1,082
   Stericycle, Inc. *                                       10,500           618
--------------------------------------------------------------------------------
                                                                           1,917
--------------------------------------------------------------------------------
FOOD - 1.3%
   Dean Foods Co. *                                         31,500         1,186
   Hormel Foods Corp.                                       17,400           569
   JM Smucker (The) Co.                                     13,900           612
   Ruddick Corp.                                             7,400           157
   Smithfield Foods, Inc. *                                 23,300           713
   Tootsie Roll Industries, Inc.                             5,300           153
--------------------------------------------------------------------------------
                                                                           3,390
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.7%
   Bowater, Inc.                                            12,700           390
   Glatfelter Co.                                            9,400           134
   Longview Fibre Co.                                       12,500           260
   Potlatch Corp.                                            6,500           331
   Rayonier, Inc.                                           18,150           723
--------------------------------------------------------------------------------
                                                                           1,838
--------------------------------------------------------------------------------
GAS - 0.8%
   AGL Resources, Inc.                                      18,600           647
   ONEOK, Inc.                                              22,400           596
   Vectren Corp.                                            16,700           454
   WGL Holdings, Inc.                                       10,500           316
--------------------------------------------------------------------------------
                                                                           2,013
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.2%
   Kennametal, Inc.                                          9,200           470
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.9%
   Advanced Medical Optics, Inc. *                          15,700           656
   Beckman Coulter, Inc.                                    14,600           831
   Cytyc Corp. *                                            26,800           757
   Dentsply International, Inc.                             18,500           993
   Edwards Lifesciences Corp. *                             14,100           587
   Gen-Probe, Inc. *                                        12,000           585
   Henry Schein, Inc. *                                     20,600           899
   Hillenbrand Industries, Inc.                             13,700           677
   Inamed Corp. *                                            8,200           719
   Intuitive Surgical, Inc. *                                8,300           973
   Steris Corp.                                             16,300           408
   Techne Corp. *                                            9,200           517
   Varian Medical Systems, Inc. *                           30,700         1,545
--------------------------------------------------------------------------------
                                                                          10,147
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.6%
   Apria Healthcare Group, Inc. *                           11,100           268
   Community Health Systems, Inc. *                         20,900           801
   Covance, Inc. *                                          14,700           714
   Health Net, Inc. *                                       26,700         1,376
   LifePoint Hospitals, Inc. *                              13,600           510
   Lincare Holdings, Inc. *                                 22,800           956
   Renal Care Group, Inc. *                                 16,200           766
   Triad Hospitals, Inc. *                                  20,303           796
   Universal Health Services, Inc., Class B                 13,000           608
--------------------------------------------------------------------------------
                                                                           6,795
--------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.4%
   Leucadia National Corp.                                  19,300           916
--------------------------------------------------------------------------------
HOME BUILDERS - 1.2%
   Beazer Homes USA, Inc.                                    9,700           707
   Hovnanian Enterprises, Inc., Class A *                    8,500           422
   Ryland Group, Inc.                                       11,000           793
   Thor Industries, Inc.                                     8,300           333
   Toll Brothers, Inc. *                                    27,600           956
--------------------------------------------------------------------------------
                                                                           3,211
--------------------------------------------------------------------------------

EQUITY FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED

HOME FURNISHINGS - 0.7%
   Furniture Brands International, Inc.                     12,000   $       268
   Harman International Industries, Inc.                    15,300         1,497
--------------------------------------------------------------------------------
                                                                           1,765
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.7%
   American Greetings Corp., Class A                        14,700           323
   Blyth, Inc.                                               6,600           138
   Church & Dwight, Inc.                                    15,400           509
   Scotts Miracle-Gro (The) Co., Class A                    10,800           489
   Tupperware Brands Corp.                                  11,800           264
--------------------------------------------------------------------------------
                                                                           1,723
--------------------------------------------------------------------------------
INSURANCE - 5.7%
   American Financial Group, Inc.                           10,300           395
   AmerUs Group Co.                                          9,300           527
   Brown & Brown, Inc.                                      26,200           800
   Everest Re Group Ltd.                                    14,500         1,455
   Fidelity National Financial, Inc.                        39,900         1,468
   Fidelity National Title Group, Inc., Class A              3,143            77
   First American Corp.                                     22,421         1,016
   Gallagher (Arthur J.) & Co.                              22,600           698
   Hanover Insurance Group, Inc.                            12,100           505
   HCC Insurance Holdings, Inc.                             25,000           742
   Horace Mann Educators Corp.                               9,100           172
   Mercury General Corp.                                     7,900           460
   Ohio Casualty Corp.                                      14,200           402
   Old Republic International Corp.                         41,600         1,092
   PMI Group (The), Inc.                                    21,200           871
   Protective Life Corp.                                    15,600           683
   Radian Group, Inc.                                       19,500         1,142
   Stancorp Financial Group, Inc.                           13,000           649
   Unitrin, Inc.                                            10,100           455
   W.R. Berkley Corp.                                       26,350         1,255
--------------------------------------------------------------------------------
                                                                          14,864
--------------------------------------------------------------------------------
INTERNET - 1.2%
   Avocent Corp. *                                          11,600           315
   Checkfree Corp. *                                        21,200           973
   F5 Networks, Inc. *                                       9,200           526
   McAfee, Inc. *                                           39,200         1,064
   RSA Security, Inc. *                                     15,900           179
--------------------------------------------------------------------------------
                                                                           3,057
--------------------------------------------------------------------------------
IRON/STEEL - 0.1%
   Steel Dynamics, Inc.                                      8,600           305
--------------------------------------------------------------------------------
LEISURE TIME - 0.1%
   Callaway Golf Co.                                        14,500           201
--------------------------------------------------------------------------------
LODGING - 0.2%
   Boyd Gaming Corp.                                        10,300           491
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.4%
   Joy Global, Inc.                                         28,350         1,134
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.0%
   AGCO Corp. *                                             20,400           338
   Flowserve Corp. *                                        13,100           518
   Graco, Inc.                                              16,300           595
   Nordson Corp.                                             7,200           292
   Tecumseh Products Co., Class A                            3,800            87
   Zebra Technologies Corp., Class A *                      16,600           711
--------------------------------------------------------------------------------
                                                                           2,541
--------------------------------------------------------------------------------
MEDIA - 1.3%
   Belo Corp., Class A                                      21,100           452
   Emmis Communications Corp., Class A *                     8,923           178
   Entercom Communications Corp. *                           9,300           276
   Lee Enterprises, Inc.                                    10,000           369
   Media General, Inc., Class A                              5,300           269
   Readers Digest Association (The), Inc.                   23,800           362
   Scholastic Corp. *                                        7,800           222
   Washington Post Co., Class B                              1,340         1,025
   Westwood One, Inc.                                       16,100           262
--------------------------------------------------------------------------------
                                                                           3,415
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 1.0%
   Precision Castparts Corp.                                31,000         1,606
   Timken (The) Co.                                         19,700           631
   Worthington Industries, Inc.                             15,900           305
--------------------------------------------------------------------------------
                                                                           2,542
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.2%
   Brink's (The) Co.                                        13,800           661
   Carlisle Cos., Inc.                                       7,300           505
   Crane Co.                                                11,900           420
   Donaldson Co., Inc.                                      16,400           521
   Federal Signal Corp.                                     10,200           153
   Harsco Corp.                                              9,900           668
   Lancaster Colony Corp.                                    5,800           215
   Pentair, Inc.                                            23,800           822
   SPX Corp.                                                15,600           714
   Teleflex, Inc.                                            9,600           624
   Trinity Industries, Inc.                                  9,800           432
--------------------------------------------------------------------------------
                                                                           5,735
--------------------------------------------------------------------------------

                                NORTHERN FUNDS QUARTERLY REPORT  4  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND (continued)

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED

OFFICE FURNISHINGS - 0.5%
   HNI Corp.                                                13,000   $       714
   Miller (Herman), Inc.                                    16,500           465
--------------------------------------------------------------------------------
                                                                           1,179
--------------------------------------------------------------------------------
OIL & GAS - 5.4%
   Denbury Resources, Inc. *                                27,000           615
   ENSCO International, Inc.                                35,800         1,588
   Forest Oil Corp. *                                       12,900           588
   Helmerich & Payne, Inc.                                  12,300           762
   Newfield Exploration Co. *                               29,700         1,487
   Noble Energy, Inc.                                       40,800         1,644
   Patterson-UTI Energy, Inc.                               40,400         1,331
   Pioneer Natural Resources Co.                            30,000         1,538
   Plains Exploration & Production Co. *                    18,400           731
   Pogo Producing Co.                                       13,600           677
   Pride International, Inc. *                              37,100         1,141
   Quicksilver Resources, Inc. *                            15,700           660
   Southwestern Energy Co. *                                38,800         1,394
--------------------------------------------------------------------------------
                                                                          14,156
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 2.2%
   Cooper Cameron Corp. *                                   26,700         1,105
   FMC Technologies, Inc. *                                 16,300           700
   Grant Prideco, Inc. *                                    30,000         1,324
   Hanover Compressor Co. *                                 21,900           309
   Smith International, Inc.                                46,800         1,737
   Tidewater, Inc.                                          14,400           640
--------------------------------------------------------------------------------
                                                                           5,815
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.4%
   Packaging Corp. of America                               15,100           346
   Sonoco Products Co.                                      23,400           688
--------------------------------------------------------------------------------
                                                                           1,034
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.2%
   Barr Pharmaceuticals, Inc. *                             25,000         1,557
   Cephalon, Inc. *                                         13,600           880
   IVAX Corp. *                                             46,900         1,469
   Omnicare, Inc.                                           27,800         1,591
   Par Pharmaceutical Cos., Inc. *                           7,800           244
   Perrigo Co.                                              19,400           289
   Sepracor, Inc. *                                         24,700         1,275
   Valeant Pharmaceuticals International                    21,000           380
   VCA Antech, Inc. *                                       19,600           553
--------------------------------------------------------------------------------
                                                                           8,238
--------------------------------------------------------------------------------
PIPELINES - 1.5%
   Equitable Resources, Inc.                                28,500         1,046
   National Fuel Gas Co.                                    19,000           593
   Questar Corp.                                            19,900         1,506
   Western Gas Resources, Inc.                              13,600           640
--------------------------------------------------------------------------------
                                                                           3,785
--------------------------------------------------------------------------------
REITS - 3.3%
   AMB Property Corp.                                       20,300           998
   Developers Diversified Realty Corp.                      25,700         1,208
   Highwoods Properties, Inc.                               11,800           336
   Hospitality Properties Trust                             16,338           655
   Liberty Property Trust                                   19,800           849
   Macerich (The) Co.                                       14,200           953
   Mack-Cali Realty Corp.                                   14,100           609
   New Plan Excel Realty Trust                              23,100           536
   Regency Centers Corp.                                    16,166           953
   United Dominion Realty Trust, Inc.                       32,700           767
   Weingarten Realty Investors                              18,100           684
--------------------------------------------------------------------------------
                                                                           8,548
--------------------------------------------------------------------------------
RETAIL - 8.7%
   99 Cents Only Stores *                                   10,200           107
   Abercrombie & Fitch Co., Class A                         20,400         1,330
   Advance Auto Parts, Inc. *                               25,350         1,102
   Aeropostale, Inc. *                                      12,900           339
   American Eagle Outfitters, Inc.                          30,800           708
   AnnTaylor Stores Corp. *                                 17,100           590
   Applebee's International, Inc.                           18,300           413
   Barnes & Noble, Inc.                                     12,600           538
   BJ's Wholesale Club, Inc. *                              16,000           473
   Bob Evans Farms, Inc.                                     7,800           180
   Borders Group, Inc.                                      15,600           338
   Brinker International, Inc.                              20,300           785
   Carmax, Inc. *                                           24,600           681
   CBRL Group, Inc.                                         11,000           387
   Cheesecake Factory (The), Inc. *                         18,600           695
   Chico's FAS, Inc. *                                      42,100         1,849
   Claire's Stores, Inc.                                    23,500           687
   Copart, Inc. *                                           16,600           383
   Dollar Tree Stores, Inc. *                               25,100           601
   Foot Locker, Inc.                                        35,700           842
   GameStop Corp., Class A *                                11,300           359
   Michaels Stores, Inc.                                    31,300         1,107
   MSC Industrial Direct Co., Class A                       12,700           511

EQUITY FUNDS  5  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED

RETAIL - 8.7% - (CONTINUED)
   O'Reilly Automotive, Inc. *                              26,300   $       842
   Outback Steakhouse, Inc.                                 15,600           649
   Pacific Sunwear of California, Inc. *                    17,600           439
   Payless Shoesource, Inc. *                               16,200           407
   Petsmart, Inc.                                           32,900           844
   Pier 1 Imports, Inc.                                     19,200           168
   Regis Corp.                                              10,800           416
   Ross Stores, Inc.                                        33,900           980
   Ruby Tuesday, Inc.                                       15,000           388
   Saks, Inc. *                                             32,700           551
   Urban Outfitters, Inc. *                                 26,000           658
   Williams-Sonoma, Inc. *                                  27,000         1,165
--------------------------------------------------------------------------------
                                                                          22,512
--------------------------------------------------------------------------------
SAVINGS & LOANS - 1.0%
   Astoria Financial Corp.                                  21,100           620
   Independence Community Bank Corp.                        17,500           695
   New York Community Bancorp, Inc.                         53,600           886
   Washington Federal, Inc.                                 19,100           439
--------------------------------------------------------------------------------
                                                                           2,640
--------------------------------------------------------------------------------
SEMICONDUCTORS - 3.4%
   Atmel Corp. *                                           100,400           310
   Cabot Microelectronics Corp. *                            5,600           164
   Credence Systems Corp. *                                 22,500           157
   Cree, Inc. *                                             17,900           452
   Cypress Semiconductor Corp. *                            32,000           456
   Fairchild Semiconductor International, Inc. *            28,500           482
   Integrated Device Technology, Inc. *                     47,030           620
   International Rectifier Corp. *                          16,700           533
   Intersil Corp., Class A                                  36,200           901
   Lam Research Corp. *                                     31,800         1,135
   Lattice Semiconductor Corp. *                            24,200           104
   MEMC Electronic Materials, Inc. *                        38,600           856
   Micrel, Inc. *                                           16,000           186
   Microchip Technology, Inc.                               49,100         1,578
   Semtech Corp. *                                          17,400           318
   Silicon Laboratories, Inc. *                             10,700           392
   Triquint Semiconductor, Inc. *                           30,200           134
--------------------------------------------------------------------------------
                                                                           8,778
--------------------------------------------------------------------------------
SOFTWARE - 2.3%
   Activision, Inc. *                                       63,844           877
   Acxiom Corp.                                             17,400           400
   Advent Software, Inc. *                                   4,000           116
   Certegy, Inc.                                            14,700           596
   CSG Systems International, Inc. *                        11,600           259
   Dun & Bradstreet Corp. *                                 15,600         1,045
   Fair Isaac Corp.                                         15,400           680
   MoneyGram International, Inc.                            20,200           527
   SEI Investments Co.                                      15,100           559
   Sybase, Inc. *                                           21,613           472
   Transaction Systems Architects, Inc. *                    9,000           259
   Wind River Systems, Inc. *                               17,900           264
--------------------------------------------------------------------------------
                                                                           6,054
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.9%
   3Com Corp. *                                             87,400           315
   Adtran, Inc.                                             15,900           473
   Cincinnati Bell, Inc. *                                  59,400           208
   CommScope, Inc. *                                        12,300           248
   Harris Corp.                                             31,300         1,346
   Newport Corp. *                                           8,500           115
   Plantronics, Inc.                                        10,700           303
   Polycom, Inc. *                                          22,300           341
   Powerwave Technologies, Inc. *                           26,200           329
   RF Micro Devices, Inc. *                                 42,500           230
   Telephone & Data Systems, Inc.                           23,300           840
   UTStarcom, Inc. *                                        23,700           191
--------------------------------------------------------------------------------
                                                                           4,939
--------------------------------------------------------------------------------
TEXTILES - 0.4%
   Mohawk Industries, Inc. *                                12,400         1,079
--------------------------------------------------------------------------------
TRANSPORTATION - 2.5%
   Alexander & Baldwin, Inc.                                10,400           564
   CH Robinson Worldwide, Inc.                              40,000         1,481
   CNF, Inc.                                                12,300           687
   Expeditors International Washington, Inc.                25,000         1,688
   Hunt (J.B.) Transport Services, Inc.                     29,200           661
   Overseas Shipholding Group                                6,600           333
   Swift Transportation Co., Inc. *                         12,700           258
   Werner Enterprises, Inc.                                 12,600           248
   Yellow Roadway Corp. *                                   13,700           611
--------------------------------------------------------------------------------
                                                                           6,531
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.2%
   GATX Corp.                                               12,100           437
--------------------------------------------------------------------------------

                                NORTHERN FUNDS QUARTERLY REPORT  6  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2005 (UNAUDITED)
MIDCAP INDEX FUND (continued)

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED

WATER - 0.3%
   Aqua America, Inc.                                       30,366   $       829
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $236,009)                                                          254,743

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
SHORT-TERM INVESTMENTS - 2.5%
   Skandinaviska Enskildaban, Grand Cayman,
     Eurodollar Time Deposit,
     4.19%, 1/3/06                                     $     6,244         6,244
   U.S. Treasury Bill, (1)
     3.99%, 4/6/06                                             395           391
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $6,635)                                                              6,635
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.5%
--------------------------------------------------------------------------------
(COST $242,644)                                                          261,378
   Liabilities less Other Assets - (0.5)%                                 (1,426)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $   259,952

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*  Non-Income Producing Security

At December 31, 2005, the Mid Cap Index Fund had open futures contracts as follows:

                                NOTIONAL                              UNREALIZED
                  NUMBER OF      AMOUNT      CONTRACT     CONTRACT       LOSS
      TYPE        CONTRACTS      (000S)      POSITION       EXP.        (000S)
S&P
MidCap 400           13        $    4,831      Long         3/06      $     (15)

At December 31, 2005, the industry sectors for the Mid Cap Index Fund were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                    INVESTMENTS
Consumer Discretionary                                                     16.3%
Consumer Staples                                                            3.3
Energy                                                                      9.6
Financials                                                                 18.8
Health Care                                                                11.4
Industrials                                                                13.3
Information Technology                                                     15.6
Materials                                                                   4.0
Telecommunication Services                                                  0.4
Utilities                                                                   7.3
===============================================================================
Total                                                                     100.0%

Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                      $   242,644
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                $    25,329
Gross tax depreciation of investments                                     (6,595)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                  $    18,734
--------------------------------------------------------------------------------

EQUITY FUNDS  7  NORTHERN QUARTERLY REPORT

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SELECT EQUITY FUND

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.2%

AEROSPACE/DEFENSE - 5.0%
   Boeing (The) Co.                                         69,000   $     4,846
   Goodrich Corp.                                           21,600           888
   Rockwell Collins, Inc.                                   39,000         1,812
   United Technologies Corp.                                93,000         5,200
--------------------------------------------------------------------------------
                                                                          12,746
--------------------------------------------------------------------------------
APPAREL - 2.2%
   Coach, Inc. *                                           107,000         3,567
   NIKE, Inc., Class B                                      24,000         2,083
--------------------------------------------------------------------------------
                                                                           5,650
--------------------------------------------------------------------------------
BEVERAGES - 4.6%
   Coca-Cola (The) Co.                                     100,000         4,031
   PepsiCo, Inc.                                           133,000         7,858
--------------------------------------------------------------------------------
                                                                          11,889
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.9%
   Amgen, Inc. *                                            95,000         7,492
   Genzyme Corp. *                                          35,500         2,512
--------------------------------------------------------------------------------
                                                                          10,004
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.2%
   Accenture Ltd., Class A                                 108,000         3,118
--------------------------------------------------------------------------------
COMPUTERS - 6.6%
   Apple Computer, Inc. *                                   78,500         5,643
   EMC Corp. of Massachusetts *                            305,000         4,154
   IBM Corp.                                                86,600         7,119
--------------------------------------------------------------------------------
                                                                          16,916
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 3.1%
   Procter & Gamble Co.                                    140,000         8,103
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.4%
   Charles Schwab (The) Corp.                              123,000         1,804
   Franklin Resources, Inc.                                 47,000         4,419
--------------------------------------------------------------------------------
                                                                           6,223
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 6.6%
   Alcon, Inc.                                              18,400         2,385
   Johnson & Johnson                                       123,600         7,428
   Medtronic, Inc.                                          81,000         4,663
   St. Jude Medical, Inc. *                                 48,500         2,435
--------------------------------------------------------------------------------
                                                                          16,911
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 5.2%
   Health Net, Inc. *                                       47,500         2,449
   UnitedHealth Group, Inc.                                125,000         7,767
   WellPoint, Inc. *                                        39,500         3,152
--------------------------------------------------------------------------------
                                                                          13,368
--------------------------------------------------------------------------------
INSURANCE - 3.7%
   AFLAC, Inc.                                              70,000         3,249
   Progressive (The) Corp.                                  30,500         3,562
   Prudential Financial, Inc.                               37,500         2,745
--------------------------------------------------------------------------------
                                                                           9,556
--------------------------------------------------------------------------------
INTERNET - 0.5%
   Symantec Corp. *                                         75,500         1,321
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 1.7%
   Caterpillar, Inc.                                        74,000         4,275
--------------------------------------------------------------------------------
MEDIA - 3.0%
   McGraw-Hill Cos. (The), Inc.                             83,500         4,311
   Time Warner, Inc.                                       200,000         3,488
--------------------------------------------------------------------------------
                                                                           7,799
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 1.2%
   Precision Castparts Corp.                                60,000         3,109
--------------------------------------------------------------------------------
MINING - 2.0%
   Freeport-McMoRan Copper & Gold, Inc., Class B            97,000         5,219
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 3.7%
   General Electric Co.                                    269,000         9,428
--------------------------------------------------------------------------------
OIL & GAS - 1.7%
   Burlington Resources, Inc.                               31,000         2,672
   EnCana Corp.                                             34,900         1,576
--------------------------------------------------------------------------------
                                                                           4,248
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 2.4%
   Halliburton Co.                                          46,000         2,850
   Schlumberger Ltd.                                        33,000         3,206
--------------------------------------------------------------------------------
                                                                           6,056
--------------------------------------------------------------------------------
PHARMACEUTICALS - 5.8%
   AstraZeneca PLC ADR                                      45,000         2,187
   Gilead Sciences, Inc. *                                  85,500         4,500
   Teva Pharmaceutical Industries Ltd. ADR                  90,000         3,871
   Wyeth                                                    95,400         4,395
--------------------------------------------------------------------------------
                                                                          14,953
--------------------------------------------------------------------------------
PIPELINES - 0.6%
   Questar Corp.                                            20,000         1,514
--------------------------------------------------------------------------------
RETAIL - 8.7%
   Lowe's Cos., Inc.                                        86,000         5,733
   Nordstrom, Inc.                                         103,045         3,854
   Staples, Inc.                                           167,700         3,808
   Wal-Mart Stores, Inc.                                    61,000         2,855
   Walgreen Co.                                             54,000         2,390

EQUITY REPORT  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.2% - CONTINUED

RETAIL - 8.7% - (CONTINUED)
   Yum! Brands, Inc.                                        78,500   $     3,680
--------------------------------------------------------------------------------
                                                                          22,320
--------------------------------------------------------------------------------
SEMICONDUCTORS - 5.1%
   Broadcom Corp., Class A *                                28,500         1,344
   Intel Corp.                                             260,000         6,490
   Texas Instruments, Inc.                                 165,500         5,307
--------------------------------------------------------------------------------
                                                                          13,141
--------------------------------------------------------------------------------
SOFTWARE - 4.8%
   Microsoft Corp.                                         475,000        12,421
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 8.9%
   Cisco Systems, Inc. *                                   202,000         3,458
   Corning, Inc. *                                         247,000         4,856
   Motorola, Inc.                                          300,000         6,777
   NII Holdings, Inc. *                                     56,000         2,446
   QUALCOMM, Inc.                                           49,000         2,111
   Telefonaktiebolaget LM Ericsson *                        94,800         3,261
--------------------------------------------------------------------------------
                                                                          22,909
--------------------------------------------------------------------------------
TRANSPORTATION - 3.6%
   Burlington Northern Santa Fe Corp.                       45,500         3,222
   Norfolk Southern Corp.                                   79,000         3,542
   United Parcel Service, Inc., Class B                     33,900         2,548
--------------------------------------------------------------------------------
                                                                           9,312
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $227,234)                                                          252,509

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
SHORT-TERM INVESTMENT- 1.6%
   Skandinaviska Enskildabanken, Grand Cayman,
     Eurodollar Time Deposit,
     4.19%, 1/3/06                                     $     4,163         4,163
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $4,163)                                                              4,163
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.8%
--------------------------------------------------------------------------------
(COST $231,397)                                                          256,672
   Other Assets less Liabilities - 0.2%                                      500
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $   257,172

*  Non-Income Producing Security

At December 31, 2005, the industry sectors for the Select Equity Fund were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                    INVESTMENTS
Consumer Discretionary                                                      12.1%
Consumer Staples                                                            10.0
Energy                                                                       4.1
Financials                                                                   6.3
Health Care                                                                 21.8
Industrials                                                                 15.4
Information Technology                                                      26.6
Materials                                                                    2.1
Telecommunication Services                                                   1.0
Utilities                                                                    0.6
--------------------------------------------------------------------------------
Total                                                                      100.0%


Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                      $   231,397
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                $    28,833
Gross tax depreciation of investments                                     (3,558)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                  $    25,275
--------------------------------------------------------------------------------

                                NORTHERN FUNDS QUARTERLY REPORT  2  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP GROWTH FUND

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 94.2%

ADVERTISING - 1.4%
   Getty Images, Inc. *                                      9,900   $       884
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.7%
   Esterline Technologies Corp. *                           11,600           431
--------------------------------------------------------------------------------
BANKS - 1.9%
   East-West Bancorp, Inc.                                  23,800           869
   PrivateBancorp, Inc.                                      9,000           320
--------------------------------------------------------------------------------
                                                                           1,189
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.5%
   InterMune, Inc. *                                        28,400           477
   Serologicals Corp. *                                     27,200           537
   Vertex Pharmaceuticals, Inc. *                           19,200           531
--------------------------------------------------------------------------------
                                                                           1,545
--------------------------------------------------------------------------------
BUILDING MATERIALS - 0.8%
   Lennox International, Inc.                               17,600           496
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 6.3%
   Alliance Data Systems Corp. *                            13,600           484
   Bright Horizons Family Solutions, Inc. *                 25,800           956
   Copart, Inc. *                                           21,800           503
   Corporate Executive Board Co.                             6,200           556
   Labor Ready, Inc. *                                      29,200           608
   Navigant Consulting, Inc. *                              12,520           275
   Universal Technical Institute, Inc. *                    14,800           458
--------------------------------------------------------------------------------
                                                                           3,840
--------------------------------------------------------------------------------
COMPUTERS - 1.6%
   CACI International, Inc., Class A *                       7,800           448
   Manhattan Associates, Inc. *                             25,700           526
--------------------------------------------------------------------------------
                                                                             974
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.6%
   Calamos Asset Management, Inc., Class A                  31,200           981
--------------------------------------------------------------------------------
ELECTRONICS - 2.1%
   Flir Systems, Inc. *                                     24,100           538
   Nam Tai Electronics, Inc.                                19,000           428
   Trimble Navigation Ltd. *                                 9,100           323
--------------------------------------------------------------------------------
                                                                           1,289
--------------------------------------------------------------------------------
ENERGY - ALTERNATE SOURCES - 0.1%
   Sunpower Corp., Class A *                                 1,891            64
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.8%
   EMCOR Group, Inc. *                                       6,900           466
--------------------------------------------------------------------------------
ENTERTAINMENT - 3.8%
   Lions Gate Entertainment Corp. *                        124,400           955
   Shuffle Master, Inc. *                                   29,900           752
   Vail Resorts, Inc. *                                     18,600           614
--------------------------------------------------------------------------------
                                                                           2,321
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.9%
   Stericycle, Inc. *                                        9,400           554
--------------------------------------------------------------------------------
FOOD - 1.7%
   United Natural Foods, Inc. *                             39,400         1,040
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 11.0%
   Advanced Medical Optics, Inc. *                          14,900           623
   American Medical Systems Holdings, Inc. *                54,200           966
   Cynosure, Inc. *                                         19,574           411
   Gen-Probe, Inc. *                                        19,900           971
   IDEXX Laboratories, Inc. *                               16,000         1,152
   Lifeline Systems, Inc. *                                 20,700           757
   Respironics, Inc. *                                      25,500           945
   Sybron Dental Specialties, Inc. *                        22,800           907
--------------------------------------------------------------------------------
                                                                           6,732
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 4.3%
   Psychiatric Solutions, Inc. *                            19,500         1,145
   Sierra Health Services, Inc. *                           12,200           976
   United Surgical Partners International, Inc. *           15,600           502
--------------------------------------------------------------------------------
                                                                           2,623
--------------------------------------------------------------------------------
INSURANCE - 1.7%
   Selective Insurance Group, Inc.                          20,100         1,067
--------------------------------------------------------------------------------
INTERNET - 3.2%
   Digital Insight Corp. *                                  12,400           397
   Digital River, Inc. *                                     9,300           277
   F5 Networks, Inc. *                                      10,700           612
   Websense, Inc. *                                         10,200           669
--------------------------------------------------------------------------------
                                                                           1,955
--------------------------------------------------------------------------------
IRON/STEEL - 0.9%
   Carpenter Technology Corp.                                8,000           564
--------------------------------------------------------------------------------
LEISURE TIME - 1.5%
   Life Time Fitness, Inc. *                                24,500           933
--------------------------------------------------------------------------------
LODGING - 1.4%
   La Quinta Corp. *                                        77,800           867
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.6%
   IDEX Corp.                                               13,800           567
   Zebra Technologies Corp., Class A *                      23,800         1,020
--------------------------------------------------------------------------------
                                                                           1,587
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 3.2%
   Commercial Metals Co.                                    13,000           488

EQUITY FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 94.2% - CONTINUED

METAL FABRICATION/HARDWARE - 3.2% - (CONTINUED)
   Kaydon Corp.                                             15,200   $       488
   NS Group, Inc. *                                         12,500           523
   Quanex Corp.                                              9,100           455
--------------------------------------------------------------------------------
                                                                           1,954
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.4%
   Barnes Group, Inc.                                       14,800           489
   Crane Co.                                                14,400           508
   Jacuzzi Brands, Inc. *                                   59,200           497
--------------------------------------------------------------------------------
                                                                           1,494
--------------------------------------------------------------------------------
OIL & GAS - 6.0%
   Frontier Oil Corp.                                       16,300           612
   InterOil Corp. *                                         17,300           464
   KCS Energy, Inc. *                                       24,100           584
   Parker Drilling Co. *                                    32,700           354
   Range Resources Corp.                                    20,300           535
   Remington Oil & Gas Corp. *                              20,500           748
   Riata Energy, Inc. * (1) (2)                             25,500           382
--------------------------------------------------------------------------------
                                                                           3,679
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.7%
   Global Industries Ltd. *                                 40,400           459
   Veritas DGC, Inc. *                                      17,200           610
--------------------------------------------------------------------------------
                                                                           1,069
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.2%
   MGI Pharma, Inc. *                                       18,600           319
   Salix Pharmaceuticals Ltd. *                             26,000           457
   VCA Antech, Inc. *                                       42,100         1,188
--------------------------------------------------------------------------------
                                                                           1,964
--------------------------------------------------------------------------------
REITS - 1.2%
   Centerpoint Properties Trust                             15,000           742
--------------------------------------------------------------------------------
RESTAURANTS - 1.8%
   Applebee's International, Inc.                           20,200           456
   McCormick & Schmick's Seafood Restaurants, Inc. *        27,600           624
--------------------------------------------------------------------------------
                                                                           1,080
--------------------------------------------------------------------------------
RETAIL - 1.7%
   Dick's Sporting Goods, Inc. *                            15,100           502
   Talbots, Inc.                                            20,500           570
--------------------------------------------------------------------------------
                                                                           1,072
--------------------------------------------------------------------------------
SEMICONDUCTORS - 4.5%
   Formfactor, Inc. *                                       19,100           467
   QLogic Corp. *                                           25,200           819
   Sigmatel, Inc. *                                         23,800           312
   Silicon Laboratories, Inc. *                             17,000           623
   Varian Semiconductor Equipment Associates, Inc. *        12,000           527
--------------------------------------------------------------------------------
                                                                           2,748
--------------------------------------------------------------------------------
SOFTWARE - 10.2%
   Ansys, Inc. *                                            25,400         1,084
   Certegy, Inc.                                            24,300           986
   Cognos, Inc. *                                           29,300         1,017
   Global Payments, Inc.                                    29,400         1,370
   Quest Software, Inc. *                                   64,100           935
   THQ, Inc. *                                              37,500           895
--------------------------------------------------------------------------------
                                                                           6,287
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.6%
   Plantronics, Inc.                                        12,900           365
--------------------------------------------------------------------------------
TRANSPORTATION - 4.9%
   Arkansas Best Corp.                                      10,700           467
   EGL, Inc. *                                              12,700           477
   HUB Group, Inc., Class A *                               13,400           474
   Pacer International, Inc.                                18,000           469
   Universal Truckload Services, Inc. *                     27,700           637
   UTI Worldwide, Inc.                                       5,200           483
--------------------------------------------------------------------------------
                                                                           3,007
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $51,221)                                                            57,863

INVESTMENT COMPANIES - 3.4%
   iShares Russell 2000 Growth Index Fund                   14,950         1,041
   iShares S&P SmallCap 600/BARRA Growth
     Index Fund                                              8,850         1,028
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
--------------------------------------------------------------------------------
(COST $2,038)                                                              2,069

                                NORTHERN FUNDS QUARTERLY REPORT  2  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2005 (UNAUDITED)
SMALL CAP GROWTH FUND (continued)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
SHORT-TERM INVESTMENT - 0.1%
   Skandinaviska Enskildabanken, Grand Cayman,
     Eurodollar Time Deposit,
     4.19%, 1/3/05                                     $        89   $        89
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $89)                                                                    89
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.7%
--------------------------------------------------------------------------------
(COST $53,348)                                                            60,021
   Other Assets less Liabilities - 2.3%                                    1,408
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $    61,429
--------------------------------------------------------------------------------

(1) Restricted security has been deemed illiquid. At December 31, 2005, the value of these restricted illiquid securities amounted to approximately $382,000 or 0.6% of net assets. Additional information on each holding is as follows:

                                                                     ACQUISITION
                                                       ACQUISITION       COST
    SECURITY                                              DATE          (000S)
Riata Energy, Inc.                                        12/15/05   $       383
================================================================================

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

 * Non-Income Producing Security

At December 31, 2005, the industry sectors for the Small Cap Growth Fund were:

                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
Consumer Discretionary                                                      14.5%
Consumer Staples                                                             1.8
Energy                                                                       8.3
Financials                                                                  10.2
Health Care                                                                 21.7
Industrials                                                                 15.5
Information Technology                                                      25.5
Materials                                                                    2.5
--------------------------------------------------------------------------------
Total                                                                      100.0%

Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                     $    53,348
-------------------------------------------------------------------------------
Gross tax appreciation of investments                               $     8,661
Gross tax depreciation of investments                                    (1,988)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                 $     6,673
-------------------------------------------------------------------------------

EQUITY FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND

                                                           NUMBER        VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 98.7%

ADVERTISING - 0.3%
   Advo, Inc.                                               10,562   $       298
   Catalina Marketing Corp.                                 17,000           431
   Greenfield Online, Inc. *                                 5,800            34
   Marchex, Inc., Class B *                                  7,100           160
   ValueVision Media, Inc., Class A *                       10,200           128
   Ventiv Health, Inc. *                                     9,400           222
--------------------------------------------------------------------------------
                                                                           1,273
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.4%
   AAR Corp. *                                              11,700           280
   Argon ST, Inc. *                                          3,440           107
   Armor Holdings, Inc. *                                   11,900           508
   BE Aerospace, Inc. *                                     25,800           568
   Curtiss-Wright Corp.                                      7,700           420
   DRS Technologies, Inc.                                    9,389           483
   EDO Corp.                                                 6,000           162
   Engineered Support Systems, Inc.                         14,712           613
   Esterline Technologies Corp. *                            8,500           316
   GenCorp, Inc. *                                          18,300           325
   Heico Corp.                                               7,500           194
   Herley Industries, Inc. *                                 4,700            78
   Innovative Solutions & Supports, Inc. *                   5,100            65
   K&F Industries Holdings, Inc. *                           5,500            84
   Kaman Corp., Class A                                      8,100           159
   Moog, Inc., Class A *                                    11,562           328
   MTC Technologies, Inc. *                                  3,800           104
   Orbital Sciences Corp. *                                 19,300           248
   Sequa Corp., Class A *                                    2,100           145
   Teledyne Technologies, Inc. *                            11,900           346
   Triumph Group, Inc. *                                     5,600           205
   United Industrial Corp. of New York                       3,600           149
--------------------------------------------------------------------------------
                                                                           5,887
--------------------------------------------------------------------------------
AGRICULTURE - 0.3%
   Alico, Inc.                                               1,300            59
   Alliance One International, Inc.                         30,700           120
   Andersons (The), Inc.                                     2,600           112
   Delta & Pine Land Co.                                    12,400           285
   Maui Land & Pineapple Co., Inc. *                         1,100            37
   Tejon Ranch Co. *                                         2,800           112
   Universal Corp. of Virginia                               9,000           390
   Vector Group Ltd.                                         9,381           171
--------------------------------------------------------------------------------
                                                                           1,286
--------------------------------------------------------------------------------
AIRLINES - 0.6%
   Airtran Holdings, Inc. *                                 29,700           476
   Alaska Air Group, Inc. *                                  9,700           346
   Continental Airlines, Inc., Class B *                    29,500           628
   ExpressJet Holdings, Inc. *                              15,800           128
   Frontier Airlines, Inc. *                                13,050           120
   MAIR Holdings, Inc. *                                       600             3
   Mesa Air Group, Inc. *                                   10,700           112
   Pinnacle Airlines Corp. *                                 7,300            49
   Republic Airways Holdings, Inc. *                         5,700            87
   Skywest, Inc.                                            20,300           545
   World Air Holdings, Inc. *                                8,600            83
--------------------------------------------------------------------------------
                                                                           2,577
--------------------------------------------------------------------------------
APPAREL - 0.9%
   Carter's, Inc. *                                          6,300           371
   Cherokee, Inc.                                            2,700            93
   Deckers Outdoor Corp. *                                   3,600            99
   DHB Industries, Inc. *                                   10,500            47
   Guess?, Inc. *                                            5,700           203
   Gymboree Corp. *                                         10,700           250
   Hartmarx Corp. *                                          9,800            77
   K-Swiss, Inc., Class A                                    8,700           282
   Kellwood Co.                                              9,150           218
   Maidenform Brands, Inc. *                                 5,000            63
   Oxford Industries, Inc.                                   4,900           268
   Perry Ellis International, Inc. *                         3,500            67
   Phillips-Van Heusen Corp.                                10,900           353
   Russell Corp.                                            12,000           162
   Skechers U.S.A., Inc., Class A *                          8,200           126
   Steven Madden Ltd. *                                      4,800           140
   Stride Rite Corp.                                        12,600           171
   Volcom, Inc. *                                            2,000            68
   Warnaco Group (The), Inc. *                              16,300           436
   Weyco Group, Inc.                                         2,000            38
   Wolverine World Wide, Inc.                               19,500           438
--------------------------------------------------------------------------------
                                                                           3,970
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.1%
   A.S.V., Inc. *                                            6,500           162
   Wabash National Corp.                                    10,900           208
--------------------------------------------------------------------------------
                                                                             370
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.7%
   Accuride Corp. *                                          4,100            53
   Aftermarket Technology Corp. *                            7,900           154





EQUITY FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                           NUMBER      VALUE
                                                          OF SHARES    (000S)
COMM ON STOCKS - 98.7% - CONTINUED

AUTO PARTS & EQUIPMENT - 0.7% - (CONTINUED)
   American Axle & Manufacturing Holdings, Inc.             14,400   $       264
   ArvinMeritor, Inc.                                       24,100           347
   Bandag, Inc.                                              3,800           162
   Commercial Vehicle Group, Inc. *                          5,300           100
   Cooper Tire & Rubber Co.                                 21,500           329
   Hayes Lemmerz International, Inc. *                      13,300            47
   Keystone Automotive Industries, Inc. *                    5,600           176
   Modine Manufacturing Co.                                 12,600           411
   Noble International Ltd.                                  2,900            60
   Standard Motor Products, Inc.                             6,100            56
   Strattec Security Corp. *                                 1,100            44
   Superior Industries International, Inc.                   8,400           187
   Tenneco Automotive, Inc. *                               14,800           290
   Titan International, Inc.                                 5,800           100
   Visteon Corp. *                                          44,400           278
--------------------------------------------------------------------------------
                                                                           3,058
--------------------------------------------------------------------------------
BANKS - 7.9%
   1st Source Corp.                                          4,326           109
   Alabama National Bancorp                                  4,600           298
   Amcore Financial, Inc.                                    7,482           228
   AmericanWest Bancorp *                                    4,120            97
   Ameris Bancorp                                            4,320            86
   Ames National Corp.                                       2,800            72
   Arrow Financial Corp.                                     3,167            83
   Banc Corp. *                                              3,700            42
   Bancfirst Corp.                                           1,564           124
   Bancorp Inc. of Delaware *                                2,885            49
   BancorpSouth, Inc.                                       27,600           609
   BancTrust Financial Group, Inc.                           2,400            48
   Bank Mutual Corp.                                        21,706           230
   Bank of Granite Corp.                                     4,660            86
   Bank of the Ozarks, Inc.                                  3,600           133
   BankFinancial Corp. *                                     9,300           137
   Banner Corp.                                              3,500           109
   Boston Private Financial Holdings, Inc.                  12,600           383
   Camden National Corp.                                     2,536            83
   Capital City Bank Group, Inc.                             4,108           141
   Capital Corp. of the West                                 3,240           105
   Capital Crossing Bank *                                   2,200            73
   Capitol Bancorp Ltd.                                      4,000           150
   Cardinal Financial Corp.                                  9,100           100
   Cascade Bancorp                                           5,625           129
   Cathay General Bancorp, Inc.                             16,400           589
   Centennial Bank Holdings, Inc. *                         21,400           265
   Center Financial Corp.                                    4,200           106
   Central Coast Bancorp *                                   4,078           101
   Central Pacific Financial Corp.                          10,980           394
   Chemical Financial Corp.                                  8,504           270
   Chittenden Corp.                                         17,016           473
   Citizens & Northern Corp.                                 2,323            60
   Citizens Banking Corp. of Michigan                       15,800           438
   City Holding Co.                                          6,000           216
   CityBank Lynwood of Washington                            2,800           100
   Coastal Financial Corp.                                   5,496            71
   CoBiz, Inc.                                               4,450            81
   Colony Bankcorp, Inc.                                     1,800            45
   Columbia Bancorp                                          2,200            91
   Columbia Banking Systems, Inc.                            5,166           147
   Commercial Bankshares, Inc. of Florida                    1,200            42
   Community Bancorp *                                       2,000            63
   Community Bank System, Inc.                              10,900           246
   Community Banks, Inc.                                     7,338           205
   Community Trust Bancorp, Inc.                             4,735           146
   Corus Bankshares, Inc.                                    6,800           383
   CVB Financial Corp.                                      15,462           314
   Enterprise Financial Services Corp. *                     2,200            50
   EuroBancshares, Inc. *                                    3,700            52
   Farmers Capital Bank Corp.                                2,100            65
   Financial Institutions, Inc.                              2,900            57
   First Bancorp of North Carolina                           3,900            79
   First BanCorp of Puerto Rico                             23,900           297
   First Busey Corp.                                         4,950           103
   First Charter Corp.                                      10,000           237
   First Citizens Bancshares, Inc., Class A                  2,200           384
   First Commonwealth Financial Corp.                       23,028           298
   First Community Bancorp of California                     5,500           299
   First Community Bancshares, Inc. of Virginia              3,359           105
   First Financial Bancorp                                  12,724           223
   First Financial Bankshares, Inc.                          6,661           234
   First Financial Corp. of Indiana                          4,806           130
   First Indiana Corp.                                       4,162           143
   First Merchants Corp.                                     6,527           170
   First Midwest Bancorp, Inc. of Illinois                  16,600           582
   First Oak Brook Bancshares, Inc.                          2,250            63



                                NORTHERN FUNDS QUARTERLY REPORT  2  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                           NUMBER       VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 98.7% - CONTINUED

BANKS - 7.9% - (CONTINUED)
   First Regional Bancorp of California *                    1,000   $        68
   First Republic Bank of California                         7,850           291
   First South Bancorp, Inc. of North Carolina               1,200            42
   First State Bancorporation of New Mexico                  5,200           125
   FNB Corp. of Pennsylvania                                20,629           358
   FNB Corp. of Virginia                                     2,000            61
   Fremont General Corp.                                    22,200           516
   Frontier Financial Corp.                                  8,100           259
   GB&T Bancshares, Inc.                                     3,700            79
   Glacier Bancorp, Inc.                                    11,296           339
   Gold Banc Corp., Inc.                                    14,600           266
   Great Southern Bancorp, Inc.                              3,700           102
   Greater Bay Bancorp                                      18,700           479
   Greene County Bancshares, Inc.                            2,200            60
   Hancock Holding Co.                                       9,724           368
   Hanmi Financial Corp.                                    14,600           261
   Harleysville National Corp.                               9,039           173
   Heartland Financial USA, Inc.                             3,300            72
   Heritage Commerce Corp. *                                 3,400            73
   Hudson United Bancorp                                    16,000           667
   IBERIABANK Corp.                                          3,575           182
   Independent Bank Corp. of Massachusetts                   4,800           137
   Independent Bank Corp. of Michigan                        7,567           206
   Integra Bank Corp.                                        5,443           116
   Interchange Financial Services Corp. of New Jersey        6,000           103
   Irwin Financial Corp.                                     6,300           135
   Lakeland Bancorp, Inc.                                    5,403            79
   Lakeland Financial Corp.                                  1,800            73
   Macatawa Bank Corp.                                       3,622           132
   Main Street Banks, Inc.                                   4,900           133
   MainSource Financial Group, Inc.                          3,462            62
   MB Financial, Inc.                                        8,150           289
   MBT Financial Corp.                                       5,500            89
   Mercantile Bank Corp.                                     2,915           112
   Mid-State Bancshares                                      8,100           217
   Midwest Banc Holdings, Inc.                               5,300           118
   Nara Bancorp, Inc.                                        7,700           137
   National Penn Bancshares, Inc.                           15,990           305
   NBC Capital Corp.                                         2,400            57
   NBT Bancorp, Inc.                                        10,504           227
   Northern Empire Bancshares *                              2,200            52
   Old National Bancorp of Indiana                          24,495           530
   Old Second Bancorp, Inc.                                  4,138           126
   Omega Financial Corp.                                     3,778           105
   Oriental Financial Group, Inc.                            8,247           102
   Pacific Capital Bancorp                                  16,533           588
   Park National Corp.                                       4,425           454
   Peapack Gladstone Financial Corp.                         2,651            74
   Pennsylvania Commerce Bancorp, Inc. *                     1,500            48
   Peoples Bancorp, Inc. of Ohio                             3,560           102
   Pinnacle Financial Partners, Inc. *                       1,900            47
   Placer Sierra Bancshares                                  1,900            53
   Preferred Bank of California                              1,000            44
   Premierwest Bancorp                                       4,600            64
   PrivateBancorp, Inc.                                      6,200           221
   Prosperity Bancshares, Inc.                               8,000           230
   Provident Bankshares Corp.                               12,056           407
   R & G Financial Corp., Class B                           10,250           135
   Renasant Corp.                                            3,000            95
   Republic Bancorp, Inc. of Kentucky, Class A               2,756            59
   Republic Bancorp, Inc. of Michigan                       28,249           336
   Royal Bancshares of Pennsylvania, Inc., Class A           1,615            37
   S & T Bancorp, Inc.                                       8,800           324
   Sandy Spring Bancorp, Inc.                                5,100           178
   Santander BanCorp                                         1,679            42
   SCBT Financial Corp.                                      2,887            96
   Seacoast Banking Corp. of Florida                         4,020            92
   Security Bank Corp. of Georgia                            3,000            70
   Sierra Bancorp                                            1,800            41
   Signature Bank of New York *                              4,400           123
   Simmons First National Corp., Class A                     5,000           138
   Southside Bancshares, Inc.                                3,457            70
   Southwest Bancorp, Inc. of Oklahoma                       5,300           106
   State Bancorp, Inc. of New York                           3,036            51
   Sterling Bancorp of New York                              6,029           119
   Sterling Bancshares, Inc.                                16,725           258
   Sterling Financial Corp. of Pennsylvania                  9,257           183
   Suffolk Bancorp                                           3,900           132
   Summit Bancshares, Inc. of Texas                          2,600            47
   Summit Financial Group, Inc.                              1,400            32
   Sun Bancorp, Inc. of New Jersey *                         3,054            60
   Susquehanna Bancshares, Inc.                             17,079           404
   SVB Financial Group *                                    12,800           600
   SY Bancorp, Inc.                                          3,700            93



EQUITY FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                            NUMBER      VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 98.7% - CONTINUED

BANKS - 7.9% - (CONTINUED)
   Taylor Capital Group, Inc.                                1,900   $        77
   Texas Capital Bancshares, Inc. *                          8,300           186
   Texas Regional Bancshares, Inc., Class A                 15,151           429
   Tompkins Trustco, Inc.                                    2,503           112
   Trico Bancshares                                          3,800            89
   Trustco Bank Corp. of New York                           26,394           328
   Trustmark Corp.                                          17,400           478
   UCBH Holdings, Inc.                                      32,900           588
   UMB Financial Corp.                                       5,856           374
   Umpqua Holdings Corp.                                    16,083           459
   Union Bankshares Corp. of Virginia                        2,800           121
   United Bankshares, Inc.                                  13,700           483
   United Community Banks, Inc. of Georgia                  10,500           280
   United Security Bancshares, Inc.                          1,900            51
   Univest Corp. of Pennsylvania                             3,450            84
   Unizan Financial Corp.                                    7,110           189
   USB Holding Co., Inc.                                     4,574            99
   USB Holdings Co., Inc. - Fractional *                    50,000            --
   Vineyard National Bancorp                                 3,150            97
   Virginia Commerce Bancorp *                               2,656            77
   Virginia Financial Group, Inc.                            2,500            90
   W. Holding Co., Inc.                                     37,100           305
   Washington Trust Bancorp, Inc.                            4,400           115
   WesBanco, Inc.                                            7,400           225
   West Bancorp                                              5,985           112
   West Coast Bancorp of Oregon                              5,007           132
   Westamerica Bancorporation                               11,900           632
   Western Sierra Bancorp *                                  2,025            74
   Wilshire Bancorp, Inc.                                    4,600            79
   Wintrust Financial Corp.                                  8,600           472
   Yardville National Bancorp                                2,900           100
--------------------------------------------------------------------------------
                                                                          33,794
--------------------------------------------------------------------------------
BEVERAGES - 0.2%
   Boston Beer Co., Inc., Class A *                          3,200            80
   Coca-Cola Bottling Co. Consolidated                       1,527            66
   Farmer Bros. Co.                                          2,200            42
   Green Mountain Coffee, Inc. *                             1,600            65
   Hansen Natural Corp. *                                    5,200           410
   Overland Beverage Distributing                               20            --
   Peet's Coffee & Tea, Inc. *                               5,100           155
--------------------------------------------------------------------------------
                                                                             818
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.1%
   Aastrom Biosciences, Inc. *                              38,400            81
   Alexion Pharmaceuticals, Inc. *                          11,100           225
   Applera Corp. (Celera Genomics Group) *                  25,400           278
   Arena Pharmaceuticals, Inc. *                            13,100           186
   Ariad Pharmaceuticals, Inc. *                            22,000           129
   Arqule, Inc. *                                           11,300            69
   Barrier Therapeutics, Inc. *                              5,600            46
   Bio-Rad Laboratories, Inc., Class A *                     6,000           393
   Cambrex Corp.                                             9,800           184
   Cell Genesys, Inc. *                                     16,800           100
   Coley Pharmaceutical Group, Inc. *                        2,600            39
   Cotherix, Inc. *                                          5,500            58
   CuraGen Corp. *                                          16,900            52
   Curis, Inc. *                                            17,600            63
   Decode Genetics, Inc. *                                  19,800           164
   Digene Corp. *                                            6,100           178
   Diversa Corp. *                                           7,300            35
   Encysive Pharmaceuticals, Inc. *                         20,700           163
   Enzo Biochem, Inc. *                                      9,207           114
   Enzon Pharmaceuticals, Inc. *                            15,900           118
   Exelixis, Inc. *                                         29,700           280
   Genitope Corp. *                                          8,200            65
   Geron Corp. *                                            21,500           185
   GTX, Inc. *                                               1,700            13
   Human Genome Sciences, Inc. *                            44,733           383
   ICOS Corp. *                                             22,400           619
   Illumina, Inc. *                                         12,800           180
   Immunogen, Inc. *                                        15,200            78
   Incyte Corp. *                                           29,200           156
   Integra LifeSciences Holdings Corp. *                     7,400           262
   InterMune, Inc. *                                         9,100           153
   Keryx Biopharmaceuticals, Inc. *                          9,800           143
   Lexicon Genetics, Inc. *                                 21,500            78
   Lifecell Corp. *                                         11,400           217
   Martek Biosciences Corp. *                               10,700           263
   Maxygen, Inc. *                                           8,000            60
   Momenta Pharmaceuticals, Inc. *                           3,400            75
   Monogram Biosciences, Inc. *                             38,900            73
   Myogen, Inc. *                                            7,200           217
   Myriad Genetics, Inc. *                                  13,900           289
   Nanogen, Inc. *                                          16,800            44
   Nektar Therapeutics *                                    29,200           481



                                NORTHERN FUNDS QUARTERLY REPORT  4  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                           NUMBER       VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 98.7% - CONTINUED

BIOTECHNOLOGY - 2.1% - (CONTINUED)
   Northfield Laboratories, Inc. *                           8,900   $       119
   Orchid Cellmark, Inc. *                                   8,900            68
   Regeneron Pharmaceuticals, Inc. *                        12,400           198
   Savient Pharmaceuticals, Inc. *                          22,890            86
   Seattle Genetics, Inc. *                                  9,900            47
   Serologicals Corp. *                                     12,800           253
   StemCells, Inc. *                                        23,200            80
   SuperGen, Inc. *                                         18,700            94
   Telik, Inc. *                                            18,400           313
   Tercica, Inc. *                                           4,400            32
   Vertex Pharmaceuticals, Inc. *                           32,900           910
--------------------------------------------------------------------------------
                                                                           9,189
--------------------------------------------------------------------------------
BUILDING MATERIALS - 1.0%
   Aaon, Inc. *                                              3,400            61
   Apogee Enterprises, Inc.                                 10,400           169
   Builders FirstSource, Inc. *                              3,800            81
   Comfort Systems USA, Inc.                                14,700           135
   Drew Industries, Inc. *                                   5,600           158
   Eagle Materials, Inc.                                     6,500           795
   ElkCorp                                                   6,707           226
   Genlyte Group, Inc. *                                     8,600           461
   Interline Brands, Inc. *                                  4,530           103
   Lennox International, Inc.                               20,500           578
   LSI Industries, Inc.                                      7,412           116
   NCI Building Systems, Inc. *                              7,500           318
   Simpson Manufacturing Co., Inc.                          12,900           469
   Texas Industries, Inc.                                    7,800           389
   Trex Co., Inc. *                                          4,200           118
   Universal Forest Products, Inc.                           5,900           326
--------------------------------------------------------------------------------
                                                                           4,503
--------------------------------------------------------------------------------
CHEMICALS - 1.4%
   American Vanguard Corp.                                   3,600            85
   Arch Chemicals, Inc.                                      7,800           233
   Balchem Corp.                                             2,200            65
   CF Industries Holdings, Inc.                             14,800           226
   Ferro Corp.                                              15,250           286
   Fuller (H.B.) Co.                                        10,000           321
   Georgia Gulf Corp.                                       11,700           356
   Grace (W.R.) & Co. *                                     23,900           225
   Hercules, Inc. *                                         40,600           459
   Kronos Worldwide, Inc.                                    1,078            31
   MacDermid, Inc.                                          10,300           287
   Minerals Technologies, Inc.                               7,100           397
   NewMarket Corp. *                                         5,500           134
   NL Industries, Inc.                                       3,100            44
   Octel Corp.                                               4,200            68
   Olin Corp.                                               24,200           476
   OM Group, Inc. *                                         10,400           195
   Pioneer Cos., Inc. *                                      4,200           126
   PolyOne Corp. *                                          30,800           198
   Rockwood Holdings, Inc. *                                 6,600           130
   Schulman (A.), Inc.                                      11,400           245
   Sensient Technologies Corp.                              15,800           283
   Spartech Corp.                                           11,100           244
   Stepan Co.                                                1,800            48
   Symyx Technologies, Inc. *                               11,400           311
   Terra Industries, Inc. *                                 31,000           174
   Tronox, Inc., Class A *                                   6,100            80
   UAP Holding Corp.                                        11,000           225
   Wellman, Inc.                                            12,200            83
   Westlake Chemical Corp.                                   5,000           144
   Zoltek Cos., Inc. *                                       3,900            34
--------------------------------------------------------------------------------
                                                                           6,213
--------------------------------------------------------------------------------
COAL - 0.2%
   Alpha Natural Resources, Inc. *                           9,870           190
   Foundation Coal Holdings, Inc.                            8,170           310
   James River Coal Co. *                                    4,700           180
--------------------------------------------------------------------------------
                                                                             680
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.8%
   Aaron Rents, Inc.                                        12,850           271
   ABM Industries, Inc.                                     13,848           271
   ACE Cash Express, Inc. *                                  4,200            98
   Administaff, Inc.                                         7,100           299
   Advance America Cash Advance Centers, Inc.               23,310           289
   Advisory Board (The) Co. *                                6,900           329
   Albany Molecular Research, Inc. *                         8,900           108
   Alderwoods Group, Inc. *                                 13,700           217
   AMN Healthcare Services, Inc. *                           4,600            91
   Arbitron, Inc.                                           10,600           403
   Bankrate, Inc. *                                          3,400           100
   Banta Corp.                                               8,950           446
   BearingPoint, Inc. *                                     63,200           497
   Bowne & Co., Inc.                                        12,100           180
   Bright Horizons Family Solutions, Inc. *                  9,700           359



EQUITY FUNDS  5  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                           NUMBER       VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 98.7%  - CONTINUED

COMMERCIAL SERVICES - 4.8% - (CONTINUED)
   CBIZ, Inc. *                                             22,100   $       133
   CDI Corp.                                                 4,600           126
   Central Parking Corp.                                     6,244            86
   Cenveo, Inc. *                                           17,670           233
   Chemed Corp.                                              8,700           432
   Clark, Inc.                                               5,600            74
   Coinstar, Inc. *                                          9,100           208
   Consolidated Graphics, Inc. *                             4,100           194
   Corinthian Colleges, Inc. *                              32,200           379
   Corrections Corp. of America *                           13,510           608
   Corvel Corp. *                                            2,250            43
   CoStar Group, Inc. *                                      5,900           255
   CRA International, Inc. *                                 4,100           195
   Cross Country Healthcare, Inc. *                         11,200           199
   DeVry, Inc. *                                            20,500           410
   DiamondCluster International, Inc. *                     10,800            86
   Dollar Thrifty Automotive Group *                         8,700           314
   Educate, Inc. *                                           5,600            66
   Electro Rent Corp. *                                      5,874            88
   Escala Group, Inc. *                                      2,300            47
   Euronet Worldwide, Inc. *                                11,300           314
   Exponent, Inc. *                                          2,700            77
   First Advantage Corp., Class A *                          3,200            85
   Forrester Research, Inc. *                                4,900            92
   FTI Consulting, Inc. *                                   14,625           401
   Gartner, Inc. *                                          19,700           254
   Geo Group, Inc. *                                         3,100            71
   Gevity HR, Inc.                                           9,800           252
   Global Cash Access, Inc. *                                5,600            82
   Healthcare Services Group                                 9,725           201
   Heartland Payment Systems, Inc. *                         2,400            52
   Heidrick & Struggles International, Inc. *                7,200           231
   Hooper Holmes, Inc.                                      20,000            51
   Hudson Highland Group, Inc. *                             8,800           153
   Huron Consulting Group, Inc. *                            2,000            48
   iPayment, Inc. *                                          4,700           195
   Jackson Hewitt Tax Service, Inc.                         13,500           374
   Kelly Services, Inc., Class A                             5,829           153
   Kforce, Inc. *                                           11,700           131
   Korn/Ferry International *                               11,400           213
   Labor Ready, Inc. *                                      18,300           381
   Landauer, Inc.                                            3,000           138
   Learning Tree International, Inc. *                       3,200            41
   LECG Corp. *                                              5,700            99
   MAXIMUS, Inc.                                             6,300           231
   McGrath Rentcorp                                          7,364           205
   Midas, Inc. *                                             6,100           112
   Monro Muffler, Inc.                                       3,300           100
   Morningstar, Inc. *                                       2,900           100
   MPS Group, Inc. *                                        35,400           484
   Navigant Consulting, Inc. *                              16,700           367
   NCO Group, Inc. *                                        11,750           199
   Odyssey Marine Exploration, Inc. *                       12,500            44
   Parexel International Corp. *                             8,900           180
   PHH Corp. *                                              18,000           504
   PRA International *                                       3,500            99
   Pre-Paid Legal Services, Inc.                             3,500           134
   PRG-Schultz International, Inc. *                        15,350             9
   Providence Service Corp. (The) *                          3,530           102
   Quanta Services, Inc. *                                  40,100           528
   Rent-Way, Inc. *                                          9,587            61
   Resources Connection, Inc. *                             16,400           427
   Rollins, Inc.                                            10,000           197
   Senomyx, Inc. *                                           8,940           108
   SFBC International, Inc. *                                6,750           108
   Sotheby's Holdings, Inc., Class A *                      13,700           252
   Source Interlink Cos., Inc. *                            11,900           132
   SOURCECORP, Inc. *                                        5,900           141
   Spherion Corp. *                                         22,430           224
   Startek, Inc.                                             4,400            79
   Stewart Enterprises, Inc., Class A                       38,600           209
   Strayer Education, Inc.                                   5,300           497
   TeleTech Holdings, Inc. *                                12,800           154
   TNS, Inc. *                                               4,000            77
   United Rentals, Inc. *                                   23,200           543
   Universal Technical Institute, Inc. *                     7,400           229
   Valassis Communications, Inc. *                          17,027           495
   Vertrue, Inc. *                                           2,700            95
   Viad Corp.                                                7,800           229
   Volt Information Sciences, Inc. *                         2,550            48
   Watson Wyatt & Co. Holdings                              14,300           399
   Wright Express *                                         14,390           317
--------------------------------------------------------------------------------
                                                                          20,642
--------------------------------------------------------------------------------



                                NORTHERN FUNDS QUARTERLY REPORT  6  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                            NUMBER      VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 98.7% - CONTINUED

COMPUTERS - 2.8%
   3D Systems Corp. *                                        4,200   $        76
   Advanced Digital Information Corp. *                     22,300           218
   Agilysys, Inc.                                           11,087           202
   Ansoft Corp. *                                            2,400            82
   Anteon International Corp. *                              9,900           538
   Brocade Communications Systems, Inc. *                   92,600           377
   Catapult Communications Corp. *                           3,900            58
   CIBER, Inc. *                                            19,900           131
   COMSYS IT Partners, Inc. *                                3,700            41
   Covansys Corp. *                                         10,400           142
   Cyberguard Corp. *                                        8,000            71
   Dot Hill Systems Corp. *                                 16,300           113
   Echelon Corp. *                                           9,900            77
   Electronics for Imaging, Inc. *                          18,900           503
   Factset Research Systems, Inc.                           11,750           484
   Gateway, Inc. *                                          89,400           224
   Henry (Jack) & Associates, Inc.                          26,200           500
   Hutchinson Technology, Inc. *                             8,515           242
   iGate Corp. *                                             7,100            34
   IHS, Inc., Class A *                                      5,300           109
   Imation Corp.                                            12,200           562
   Integral Systems, Inc. of Maryland                        3,450            65
   Intergraph Corp. *                                       10,200           508
   InterVoice, Inc. *                                       14,100           112
   Kanbay International, Inc. *                              8,800           140
   Komag, Inc. *                                             9,900           343
   Kronos, Inc. *                                           11,018           461
   Lexar Media, Inc. *                                      27,700           227
   Magma Design Automation, Inc. *                          11,900           100
   Manhattan Associates, Inc. *                              9,600           197
   Maxtor Corp. *                                           87,400           607
   McData Corp., Class A *                                  52,600           200
   Mentor Graphics Corp. *                                  26,500           274
   Mercury Computer Systems, Inc. *                          7,600           157
   Micros Systems, Inc. *                                   13,600           657
   Mobility Electronics, Inc. *                              9,700            94
   MTS Systems Corp.                                         7,200           249
   Ness Technologies, Inc. *                                 7,200            78
   Netscout Systems, Inc. *                                  7,300            40
   Palm, Inc. *                                             14,351           456
   PAR Technology Corp. *                                    1,700            47
   Perot Systems Corp., Class A *                           27,700           392
   Quantum Corp. *                                          60,700           185
   Rackable Systems, Inc. *                                  2,600            74
   Radiant Systems, Inc. *                                   8,500           103
   Radisys Corp. *                                           7,300           127
   Rimage Corp. *                                            3,700           107
   SI International, Inc. *                                  3,800           116
   Silicon Storage Technology, Inc. *                       32,000           162
   Stratasys, Inc. *                                         3,850            96
   SYKES Enterprises, Inc. *                                 9,500           127
   Synaptics, Inc. *                                         7,800           193
   Syntel, Inc.                                              2,200            46
   Talx Corp.                                                6,705           306
   Tyler Technologies, Inc. *                               12,000           105
--------------------------------------------------------------------------------
                                                                          11,935
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.2%
   Chattem, Inc. *                                           6,500           236
   Elizabeth Arden, Inc. *                                   9,100           183
   Inter Parfums, Inc.                                       2,100            38
   Parlux Fragrances, Inc. *                                 2,400            73
   Revlon, Inc., Class A *                                  49,900           155
--------------------------------------------------------------------------------
                                                                             685
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 1.2%
   Aviall, Inc. *                                           11,700           337
   Beacon Roofing Supply, Inc. *                             6,000           172
   Bell Microproducts, Inc. *                               11,100            85
   BlueLinx Holdings, Inc.                                   3,800            43
   Brightpoint, Inc. *                                       9,650           268
   Building Material Holding Corp.                           4,900           334
   Central European Distribution Corp. *                     7,100           285
   Handleman Co.                                             7,300            91
   Hughes Supply, Inc.                                      23,300           835
   Huttig Building Products, Inc. *                          3,700            31
   LKQ Corp. *                                               6,100           211
   MWI Veterinary Supply, Inc. *                             2,000            52
   Navarre Corp. *                                           9,900            55
   NuCo2, Inc. *                                             4,000           111
   Owens & Minor, Inc.                                      13,362           368
   Scansource, Inc. *                                        4,600           251
   United Stationers, Inc. *                                12,092           586
   Watsco, Inc.                                              7,650           458
   WESCO International, Inc. *                              11,300           483
--------------------------------------------------------------------------------
                                                                           5,056
--------------------------------------------------------------------------------




EQUITY FUNDS  7  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                            NUMBER      VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 98.7% - CONTINUED

DIVERSIFIED FINANCIAL SERVICES - 2.0%
   Accredited Home Lenders Holding Co. *                     6,200   $       307
   Advanta Corp., Class B                                    6,900           224
   ARCHIPELAGO Holdings Inc. *                              10,600           530
   Asset Acceptance Capital Corp. *                          3,600            81
   Asta Funding, Inc.                                        3,800           104
   BKF Capital Group, Inc.                                   2,600            49
   Calamos Asset Management, Inc., Class A                   8,500           267
   CharterMac                                               14,300           303
   Cityscape Financial Corp. *                               3,800             -
   Cohen & Steers, Inc.                                      2,800            52
   Collegiate Funding Services, Inc. *                       5,300           105
   CompuCredit Corp. *                                       7,700           296
   Delta Financial Corp.                                     1,900            16
   Doral Financial Corp.                                    29,100           308
   Encore Capital Group, Inc. *                              5,600            97
   eSPEED, Inc., Class A *                                   8,200            63
   Federal Agricultural Mortgage Corp., Class C              3,900           117
   Financial Federal Corp.                                   6,400           285
   GAMCO Investors, Inc.                                     2,600           113
   GFI Group, Inc. *                                         2,220           105
   Greenhill & Co., Inc.                                     4,400           247
   IntercontinentalExchange, Inc. *                          6,600           240
   International Securities Exchange, Inc. *                 4,000           110
   Investment Technology Group, Inc. *                      13,600           482
   Knight Capital Group, Inc., Class A *                    37,600           372
   LaBranche & Co., Inc. *                                  18,600           188
   MarketAxess Holdings, Inc. *                              8,300            95
   Marlin Business Services, Inc. *                          1,800            43
   Nasdaq Stock Market, Inc. (The) *                        15,900           559
   National Financial Partners Corp.                        12,499           657
   Ocwen Financial Corp. *                                  12,300           107
   optionsXpress Holdings, Inc.                              7,730           190
   Piper Jaffray Cos. *                                      7,000           283
   Portfolio Recovery Associates, Inc. *                     5,700           265
   Sanders Morris Harris Group, Inc.                         3,800            62
   Stifel Financial Corp. *                                  2,533            95
   SWS Group, Inc.                                           5,377           113
   TradeStation Group, Inc. *                                7,500            93
   Waddell & Reed Financial, Inc., Class A                  27,500           577
   World Acceptance Corp. *                                  6,900           197
--------------------------------------------------------------------------------
                                                                           8,397
--------------------------------------------------------------------------------
ELECTRIC - 1.5%
   Allete, Inc.                                              9,000           396
   Aquila, Inc. *                                          129,800           467
   Avista Corp.                                             18,000           319
   Black Hills Corp.                                        11,200           388
   Central Vermont Public Service Corp.                      4,700            85
   CH Energy Group, Inc.                                     5,700           262
   Cleco Corp.                                              18,300           381
   Duquesne Light Holdings, Inc.                            27,500           449
   El Paso Electric Co. *                                   17,500           368
   Empire District Electric (The) Co.                        8,400           171
   Idacorp, Inc.                                            15,300           448
   ITC Holdings Corp.                                        4,600           129
   MGE Energy, Inc.                                          6,625           225
   NorthWestern Corp.                                       12,900           401
   Ormat Technologies, Inc.                                  2,700            71
   Otter Tail Corp.                                          9,500           275
   Pike Electric Corp. *                                     4,500            73
   Sierra Pacific Resources *                               63,488           828
   UIL Holdings Corp.                                        4,700           216
   Unisource Energy Corp.                                   11,520           359
--------------------------------------------------------------------------------
                                                                           6,311
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
   Advanced Energy Industries, Inc. *                       10,000           118
   American Superconductor Corp. *                          11,800            93
   Artesyn Technologies, Inc. *                             13,691           141
   Belden CDT, Inc.                                         15,612           381
   C&D Technologies, Inc.                                    9,100            69
   China Energy Savings Technology, Inc. *                   1,100             9
   Color Kinetics, Inc. *                                    4,900            71
   Encore Wire Corp. *                                       5,900           134
   Energy Conversion Devices, Inc. *                         6,800           277
   EnerSys *                                                15,400           201
   General Cable Corp. *                                    13,800           272
   GrafTech International Ltd. *                            34,100           212
   Greatbatch, Inc. *                                        7,300           190
   Intermagnetics General Corp. *                            9,993           319
   Littelfuse, Inc. *                                        8,200           224
   Medis Technologies Ltd. *                                 5,196            76
   Powell Industries, Inc. *                                 2,300            41
   Power-One, Inc. *                                        24,800           149
   Superior Essex, Inc. *                                    6,550           132
   Ultralife Batteries, Inc. *                               5,300            64



                                NORTHERN FUNDS QUARTERLY REPORT  8  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                           NUMBER      VALUE
                                                          OF SHARES    (000S)
COMMON STOCKS - 98.7% - CONTINUED

ELECTRICAL COMPONENTS & EQUIPMENT - 0.8% - (CONTINUED)
   Universal Display Corp. *                                 8,300   $        87
   Valence Technology, Inc. *                               15,300            24
   Vicor Corp.                                               6,800           108
--------------------------------------------------------------------------------
                                                                           3,392
--------------------------------------------------------------------------------
ELECTRONICS - 2.3%
   American Science & Engineering, Inc. *                    2,900           181
   Analogic Corp.                                            5,100           244
   Badger Meter, Inc.                                        2,200            86
   Bel Fuse, Inc., Class B                                   3,900           124
   Benchmark Electronics, Inc. *                            14,242           479
   Brady Corp., Class A                                     14,738           533
   Checkpoint Systems, Inc. *                               13,000           320
   Cogent, Inc. *                                            8,400           191
   Coherent, Inc. *                                         11,000           327
   CTS Corp.                                                11,880           131
   Cubic Corp.                                               5,700           114
   Cymer, Inc. *                                            12,400           440
   Daktronics, Inc.                                          5,200           154
   Dionex Corp. *                                            7,400           363
   Electro Scientific Industries, Inc. *                    10,400           251
   Excel Technology, Inc. *                                  3,800            90
   Fargo Electronics, Inc. *                                 4,700            90
   FARO Technologies, Inc. *                                 4,300            86
   FEI Co. *                                                 8,700           167
   Identix, Inc. *                                          30,900           155
   II-VI, Inc. *                                             7,400           132
   International DisplayWorks, Inc. *                       11,500            68
   Ionatron, Inc. *                                          8,740            88
   Itron, Inc. *                                             8,500           340
   Keithley Instruments, Inc.                                4,300            60
   Kemet Corp. *                                            29,000           205
   LaBarge, Inc. *                                           3,900            56
   LeCroy Corp. *                                            4,700            72
   Lo-Jack Corp. *                                           6,200           150
   Measurement Specialties, Inc. *                           4,100           100
   Methode Electronics, Inc.                                11,742           117
   Metrologic Instruments, Inc. *                            4,300            83
   Molecular Devices Corp. *                                 6,300           182
   Multi-Fineline Electronix, Inc. *                         3,000           145
   OSI Systems, Inc. *                                       5,600           103
   Park Electrochemical Corp.                                7,100           184
   Paxar Corp. *                                            12,320           242
   Photon Dynamics, Inc. *                                   6,300           115
   Plexus Corp. *                                           14,800           337
   Rofin-Sinar Technologies, Inc. *                          5,400           235
   Rogers Corp. *                                            5,800           227
   Sonic Solutions *                                         8,900           134
   Spatialight, Inc. *                                      10,200            35
   Sypris Solutions, Inc.                                    2,700            27
   Taser International, Inc. *                              21,500           150
   Technitrol, Inc.                                         13,600           233
   TTM Technologies, Inc. *                                 15,300           144
   Varian, Inc. *                                           11,400           454
   Viisage Technology, Inc. *                                4,880            86
   Watts Water Technologies, Inc., Class A                   8,800           267
   Woodward Governor Co.                                     3,300           284
   X-Rite, Inc.                                              7,800            78
--------------------------------------------------------------------------------
                                                                           9,659
--------------------------------------------------------------------------------
ENERGY - ALTERNATE SOURCES - 0.5%
   Covanta Holding Corp. *                                  36,900           556
   Evergreen Solar, Inc. *                                  14,000           149
   FuelCell Energy, Inc. *                                  17,400           147
   Headwaters, Inc. *                                       14,300           507
   KFX, Inc. *                                              21,000           359
   Pacific Ethanol, Inc. *                                     500             5
   Plug Power, Inc. *                                       17,271            89
   Quantum Fuel Systems Technologies
     Worldwide, Inc. *                                      16,600            45
   Sunpower Corp., Class A *                                 2,800            95
   Syntroleum Corp. *                                       14,100           127
--------------------------------------------------------------------------------
                                                                           2,079
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.8%
   Dycom Industries, Inc. *                                 14,000           308
   EMCOR Group, Inc. *                                       5,500           371
   Granite Construction, Inc.                               11,962           430
   Infrasource Services, Inc. *                              3,800            50
   Insituform Technologies, Inc., Class A *                  9,300           180
   Layne Christensen Co. *                                   3,600            92
   Perini Corp. *                                            7,100           171
   Shaw Group (The), Inc. *                                 26,900           783
   URS Corp. *                                              14,700           553
   Washington Group International, Inc.                      9,200           487
--------------------------------------------------------------------------------
                                                                           3,425
--------------------------------------------------------------------------------



EQUITY FUNDS  9  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                           NUMBER       VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 98.7% - CONTINUED

ENTERTAINMENT - 0.7%
   Alliance Gaming Corp. *                                  17,200   $       224
   Bluegreen Corp. *                                         6,600           104
   Carmike Cinemas, Inc.                                     4,700           119
   Churchill Downs, Inc.                                     2,600            96
   Dover Downs Gaming & Entertainment, Inc.                  2,930            41
   Great Wolf Resorts, Inc. *                                9,460            98
   Isle of Capri Casinos, Inc. *                             5,400           132
   Macrovision Corp. *                                      17,300           289
   Magna Entertainment Corp., Class A *                     14,200           101
   Mikohn Gaming Corp. *                                    12,500           123
   Pinnacle Entertainment, Inc. *                           13,700           339
   Shuffle Master, Inc. *                                   12,650           318
   Six Flags, Inc. *                                        32,200           248
   Speedway Motorsports, Inc.                                5,800           201
   Steinway Musical Instruments *                            2,000            51
   Sunterra Corp. *                                          7,300           104
   Vail Resorts, Inc. *                                     10,900           360
--------------------------------------------------------------------------------
                                                                           2,948
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.6%
   Aleris International, Inc. *                             10,500           338
   American Ecology Corp.                                    4,700            68
   Calgon Carbon Corp.                                      13,000            74
   Casella Waste Systems, Inc., Class A *                    7,500            96
   Clean Harbors, Inc. *                                     6,200           179
   Darling International, Inc. *                            22,300            88
   Duratek, Inc. *                                           5,300            79
   Metal Management, Inc.                                    8,000           186
   Mine Safety Appliances Co.                                9,800           355
   Tetra Tech, Inc. *                                       17,991           282
   Waste Connections, Inc. *                                16,550           570
   Waste Services, Inc. *                                   18,800            63
--------------------------------------------------------------------------------
                                                                           2,378
--------------------------------------------------------------------------------
FOOD - 1.3%
   American Italian Pasta Co., Class A                       7,200            49
   Arden Group, Inc., Class A                                  500            46
   Chiquita Brands International, Inc.                      14,300           286
   Corn Products International, Inc.                        25,900           619
   Diamond Foods Inc                                         2,500            49
   Flowers Foods, Inc.                                      17,825           491
   Gold Kist, Inc. *                                        18,500           277
   Great Atlantic & Pacific Tea Co. *                        5,900           188
   Hain Celestial Group, Inc. *                             10,400           220
   Ingles Markets, Inc., Class A                             4,700            74
   J & J Snack Foods Corp.                                   2,000           119
   Lance, Inc.                                              10,900           203
   M & F Worldwide Corp. *                                   3,600            59
   Nash Finch Co.                                            4,700           120
   Pathmark Stores, Inc. *                                  18,000           180
   Performance Food Group Co. *                             13,700           389
   Premium Standard Farms, Inc.                              2,700            40
   Ralcorp Holdings, Inc. *                                 10,300           411
   Ruddick Corp.                                            11,300           240
   Sanderson Farms, Inc.                                     6,500           198
   Sanfilippo (John B.) & Son *                              2,500            32
   Seaboard Corp.                                              120           181
   Spartan Stores, Inc. *                                    8,000            83
   Tootsie Roll Industries, Inc.                             9,200           266
   United Natural Foods, Inc. *                             14,300           378
   Weis Markets, Inc.                                        5,000           215
   Wild Oats Markets, Inc. *                                10,350           125
--------------------------------------------------------------------------------
                                                                           5,538
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.7%
   Bowater, Inc.                                            19,200           590
   Buckeye Technologies, Inc. *                             10,300            83
   Caraustar Industries, Inc. *                             10,100            88
   Deltic Timber Corp.                                       3,300           171
   Glatfelter Co.                                           16,100           228
   Longview Fibre Co.                                       18,600           387
   Mercer International, Inc. *                              9,600            75
   Neenah Paper, Inc.                                        5,600           157
   Potlatch Corp.                                            9,900           505
   Rock-Tenn Co., Class A                                   10,440           143
   Schweitzer-Mauduit International, Inc.                    5,700           141
   Wausau Paper Corp.                                       14,742           175
   Xerium Technologies, Inc.                                 5,600            47
--------------------------------------------------------------------------------
                                                                           2,790
--------------------------------------------------------------------------------
GAS - 0.8%
   Cascade Natural Gas Corp.                                 4,500            88
   EnergySouth, Inc.                                         2,250            60
   Laclede Group (The), Inc.                                 6,700           196
   New Jersey Resources Corp.                               10,150           425
   NICOR, Inc.                                              15,800           621
   Northwest Natural Gas Co.                                 9,950           340
   Peoples Energy Corp.                                     13,900           488



                               NORTHERN FUNDS QUARTERLY REPORT  10  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                           NUMBER      VALUE
                                                          OF SHARES    (000S)
COMMON STOCKS - 98.7% - CONTINUED

GAS - 0.8% - (CONTINUED)
   South Jersey Industries, Inc.                             9,026   $       263
   Southwest Gas Corp.                                      13,900           367
   WGL Holdings, Inc.                                       16,900           508
--------------------------------------------------------------------------------
                                                                           3,356
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.5%
   Baldor Electric Co.                                      11,953           307
   Franklin Electric Co., Inc.                               7,500           297
   Kennametal, Inc.                                         13,300           679
   Lincoln Electric Holdings, Inc.                          13,100           519
   Regal-Beloit Corp.                                        8,541           302
--------------------------------------------------------------------------------
                                                                           2,104
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.5%
   Abaxis, Inc. *                                            7,300           120
   Abiomed, Inc. *                                           7,500            69
   Adeza Biomedical Corp. *                                  1,800            38
   Align Technology, Inc. *                                 22,200           144
   American Medical Systems Holdings, Inc. *                24,000           428
   Angiodynamics, Inc. *                                     1,000            26
   Animas Corp. *                                            4,600           111
   Arrow International, Inc.                                 7,900           229
   Arthrocare Corp. *                                        8,300           350
   Aspect Medical Systems, Inc. *                            5,800           199
   Biosite, Inc. *                                           6,000           338
   Bruker BioSciences Corp. *                               11,464            56
   Caliper Life Sciences, Inc. *                             9,200            54
   Candela Corp. *                                           8,500           123
   Cantel Medical Corp. *                                    4,100            74
   Cepheid, Inc. *                                          15,200           133
   Conmed Corp. *                                           10,725           254
   Cyberonics, Inc. *                                        7,200           233
   Datascope Corp.                                           3,900           129
   DexCom, Inc. *                                            1,600            24
   Diagnostic Products Corp.                                 7,800           379
   DJ Orthopedics, Inc. *                                    7,300           201
   Encore Medical Corp. *                                   15,400            76
   EPIX Pharmaceuticals, Inc. *                              8,500            34
   ev3, Inc. *                                               2,900            43
   Foxhollow Technologies, Inc. *                            4,700           140
   Haemonetics Corp. of Massachusetts *                      8,800           430
   HealthTronics, Inc. *                                    12,400            95
   Hologic, Inc. *                                          15,300           580
   ICU Medical, Inc. *                                       5,100           200
   Immucor, Inc. *                                          15,487           362
   Intralase Corp., *                                        4,900            87
   Intuitive Surgical, Inc. *                               12,100         1,419
   Invacare Corp.                                           10,212           322
   Inverness Medical Innovations, Inc. *                     7,000           166
   IRIS International, Inc. *                                5,900           129
   Kensey Nash Corp. *                                       3,600            79
   Kyphon, Inc. *                                           10,100           412
   Laserscope *                                              6,800           153
   LCA-Vision, Inc.                                          6,950           330
   Lifeline Systems, Inc. *                                  4,600           168
   Luminex Corp. *                                           8,100            94
   Mentor Corp.                                             11,300           521
   Merge Technologies, Inc. *                                6,900           173
   Meridian Bioscience, Inc.                                 6,650           134
   Merit Medical Systems, Inc. *                             9,767           119
   Neurometrix, Inc. *                                       2,200            60
   NuVasive, Inc. *                                          5,700           103
   Oakley, Inc.                                              8,500           125
   OraSure Technologies, Inc. *                             16,000           141
   Palomar Medical Technologies, Inc. *                      6,000           210
   PolyMedica Corp.                                          8,800           294
   PSS World Medical, Inc. *                                23,150           344
   Somanetics Corp. *                                        3,700           118
   SonoSite, Inc. *                                          5,700           200
   Stereotaxis, Inc. *                                       3,900            34
   Steris Corp.                                             23,800           595
   SurModics, Inc. *                                         5,500           203
   Sybron Dental Specialties, Inc. *                        14,000           557
   Symmetry Medical, Inc. *                                  3,470            67
   Thermogenesis Corp. *                                    15,800            76
   Thoratec Corp. *                                         17,385           360
   TriPath Imaging, Inc. *                                  10,200            62
   Ventana Medical Systems, Inc. *                          11,000           466
   Viasys Healthcare, Inc. *                                10,600           272
   Vital Images, Inc. *                                      4,600           120
   Vital Signs, Inc.                                         1,900            81
   Vnus Medical Technologies, Inc. *                         2,300            19
   West Pharmaceutical Services, Inc.                       10,352           259
   Wright Medical Group, Inc. *                             10,500           214
   Young Innovations, Inc.                                   1,400            48



EQUITY FUNDS  11  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


                                                           NUMBER      VALUE
                                                          OF SHARES    (000S)
COMMON STOCKS - 98.7% - CONTINUED

HEALTHCARE - PRODUCTS - 3.5% - (CONTINUED)
   Zoll Medical Corp. *                                      3,800   $        96
--------------------------------------------------------------------------------
                                                                          15,102
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 1.8%
   Alliance Imaging, Inc. *                                  5,500            33
   Allied Healthcare International, Inc. *                   8,800            54
   Amedisys, Inc. *                                          5,600           237
   America Service Group, Inc. *                             3,950            63
   American Dental Partners, Inc. *                          4,500            81
   American Healthways, Inc. *                              11,600           525
   American Retirement Corp. *                               9,600           241
   Amsurg Corp. *                                           10,900           249
   Apria Healthcare Group, Inc. *                           16,800           405
   Beverly Enterprises, Inc. *                              37,500           438
   Bio-Reference Labs, Inc. *                                3,900            73
   Brookdale Senior Living, Inc.                             3,900           116
   Centene Corp. *                                          14,500           381
   Genesis HealthCare Corp. *                                7,050           257
   Gentiva Health Services, Inc. *                           8,700           128
   Horizon Health Corp. *                                    4,000            91
   Kindred Healthcare, Inc. *                                9,500           245
   Magellan Health Services, Inc. *                          9,900           311
   Matria Healthcare, Inc. *                                 6,900           267
   Medcath Corp. *                                           2,700            50
   Molina Healthcare, Inc. *                                 3,700            99
   National Healthcare Corp.                                 2,300            86
   Odyssey HealthCare, Inc. *                               12,375           231
   Option Care, Inc.                                         8,500           114
   PainCare Holdings, Inc. *                                15,000            49
   Pediatrix Medical Group, Inc. *                           8,526           755
   Psychiatric Solutions, Inc. *                             8,900           523
   Radiation Therapy Services, Inc. *                        4,000           141
   RehabCare Group, Inc. *                                   6,300           127
   Res-Care, Inc. *                                          7,500           130
   Specialty Laboratories *                                  2,500            33
   Sunrise Senior Living, Inc. *                            11,200           378
   Symbion, Inc. *                                           5,700           131
   U.S. Physical Therapy, Inc. *                             4,300            79
   United Surgical Partners International, Inc. *           15,500           498
   VistaCare, Inc., Class A *                                4,200            53
   WellCare Health Plans, Inc. *                             6,200           253
--------------------------------------------------------------------------------
                                                                           7,925
--------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.2%
   Resource America, Inc., Class A                           6,300           107
   Walter Industries, Inc.                                  12,500           622
--------------------------------------------------------------------------------
                                                                             729
--------------------------------------------------------------------------------
HOME BUILDERS - 0.7%
   Brookfield Homes Corp.                                    5,367           267
   Champion Enterprises, Inc. *                             26,008           354
   Coachmen Industries, Inc.                                 4,900            58
   Comstock Homebuilding Cos., Inc., Class A *               2,200            31
   Fleetwood Enterprises, Inc. *                            19,900           246
   Levitt Corp., Class A                                     6,100           139
   M/I Homes, Inc.                                           4,100           166
   Monaco Coach Corp.                                        9,600           128
   Orleans Homebuilders, Inc.                                1,900            35
   Palm Harbor Homes, Inc. *                                 3,112            58
   Skyline Corp.                                             2,500            91
   Technical Olympic USA, Inc.                               6,100           129
   Thor Industries, Inc.                                    12,496           501
   WCI Communities, Inc. *                                  11,700           314
   William Lyon Homes, Inc. *                                  900            91
   Williams Scotsman International, Inc. *                   5,400            93
   Winnebago Industries, Inc.                               11,900           396
--------------------------------------------------------------------------------
                                                                           3,097
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.6%
   American Woodmark Corp.                                   4,300           106
   Audiovox Corp., Class A *                                 6,600            91
   Bassett Furniture Industries, Inc.                        3,500            65
   DTS, Inc. *                                               6,600            98
   Ethan Allen Interiors, Inc.                              12,500           457
   Furniture Brands International, Inc.                     16,600           371
   Hooker Furniture Corp.                                    3,500            60
   Kimball International, Inc., Class B                      6,556            70
   La-Z-Boy, Inc.                                           19,100           259
   Maytag Corp.                                             27,400           516
   Stanley Furniture Co., Inc.                               4,900           113
   TiVo, Inc. *                                             19,300            99
   Universal Electronics, Inc. *                             4,900            84
--------------------------------------------------------------------------------
                                                                           2,389
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.9%
   Blyth, Inc.                                               9,200           193
   Central Garden and Pet Co. *                              6,800           312
   CNS, Inc.                                                 5,300           116
   CSS Industries, Inc.                                      2,000            62



                               NORTHERN FUNDS QUARTERLY REPORT  12  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                           NUMBER       VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 98.7% - CONTINUED

HOUSEHOLD PRODUCTS/WARES - 0.9% - (CONTINUED)
   Ennis, Inc.                                               9,000   $       164
   Fossil, Inc. *                                           16,900           364
   Harland (John H.) Co.                                     9,900           372
   Jarden Corp. *                                           23,400           706
   Playtex Products, Inc. *                                 13,400           183
   Prestige Brands Holdings, Inc. *                          9,210           115
   Russ Berrie & Co., Inc.                                   3,500            40
   Standard Register (The) Co.                               6,000            95
   Tupperware Corp.                                         18,000           403
   Water Pik Technologies, Inc. *                            3,600            77
   WD-40 Co.                                                 6,070           159
   Yankee Candle Co., Inc.                                  16,100           412
--------------------------------------------------------------------------------
                                                                           3,773
--------------------------------------------------------------------------------
HOUSEWARES - 0.0%
   Libbey, Inc.                                              5,100            52
   Lifetime Brands, Inc.                                     3,000            62
   National Presto Industries, Inc.                          1,700            76
--------------------------------------------------------------------------------
                                                                             190
--------------------------------------------------------------------------------
INSURANCE - 2.3%
   21st Century Insurance Group                             10,300           167
   Affirmative Insurance Holdings, Inc.                      3,600            53
   Alfa Corp.                                               10,800           174
   American Equity Investment Life Holding Co.              12,600           164
   American Physicians Capital, Inc. *                       2,900           133
   Argonaut Group, Inc. *                                   10,900           357
   Baldwin & Lyons, Inc., Class B                            2,650            64
   Bristol West Holdings, Inc.                               5,800           110
   Ceres Group, Inc. *                                      14,000            72
   Citizens, Inc. of Texas *                                12,119            66
   CNA Surety Corp. *                                        5,600            82
   Crawford & Co., Class B                                   7,800            45
   Delphi Financial Group, Inc., Class A                     9,878           454
   Direct General Corp.                                      5,900           100
   Donegal Group, Inc., Class A                              3,133            73
   EMC Insurance Group, Inc.                                 1,400            28
   Enstar Group, Inc. *                                      1,100            73
   FBL Financial Group, Inc., Class A                        4,100           134
   First Acceptance Corp. *                                  5,700            59
   FPIC Insurance Group, Inc. *                              3,600           125
   Great American Financial Resources, Inc.                  2,360            47
   Harleysville Group, Inc.                                  4,200           111
   Hilb, Rogal & Hamilton Co.                               11,500           443
   Horace Mann Educators Corp.                              15,000           284
   Independence Holding Co.                                  1,980            39
   Infinity Property & Casualty Corp.                        7,500           279
   James River Group, Inc. *                                 2,000            40
   Kansas City Life Insurance Co.                            1,300            65
   KMG America Corp. *                                       5,930            54
   Landamerica Financial Group, Inc.                         6,100           381
   Midland (The) Co.                                         3,400           123
   National Western Life Insurance Co., Class A *              700           145
   Navigators Group, Inc. *                                  4,200           183
   Odyssey Re Holdings Corp.                                 4,500           113
   Ohio Casualty Corp.                                      22,400           634
   Phoenix Companies, Inc.                                  33,800           461
   PMA Capital Corp., Class A *                             11,500           105
   Presidential Life Corp.                                   6,800           129
   ProAssurance Corp. *                                      9,946           484
   Republic Cos Group, Inc.                                  1,900            29
   RLI Corp.                                                 8,226           410
   Safety Insurance Group, Inc.                              4,400           178
   Selective Insurance Group, Inc.                          10,300           547
   State Auto Financial Corp.                                4,400           160
   Stewart Information Services Corp.                        6,200           302
   Tower Group, Inc.                                         6,100           134
   Triad Guaranty, Inc. *                                    3,400           150
   UICI                                                     12,800           454
   United Fire & Casualty Co.                                6,300           255
   Universal American Financial Corp. *                      9,800           148
   USI Holdings Corp. *                                     15,000           207
   Zenith National Insurance Corp.                           9,200           424
--------------------------------------------------------------------------------
                                                                          10,051
--------------------------------------------------------------------------------
INTERNET - 3.6%
   1-800 Contacts, Inc. *                                    2,900            34
   1-800-FLOWERS.COM, Inc., Class A *                        9,200            59
   Agile Software Corp. *                                   20,100           120
   Alloy, Inc. *                                            14,000            40
   Applied Digital Solutions, Inc. *                        25,460            73
   Aquantive, Inc. *                                        19,600           495
   Arbinet-thexchange, Inc. *                                2,900            20
   Ariba, Inc. *                                            22,354           164
   AsiaInfo Holdings, Inc. *                                14,600            58
   Audible, Inc. *                                           8,500           109
   Autobytel, Inc. *                                        16,300            80



EQUITY FUNDS  13  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                           NUMBER       VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 98.7% - CONTINUED

INTERNET - 3.6% - (CONTINUED)
   Avocent Corp. *                                          17,500   $       476
   Blue Coat Systems, Inc. *                                 3,700           169
   Blue Nile, Inc. *                                         5,400           218
   Click Commerce, Inc. *                                    3,100            65
   CMGI, Inc. *                                            164,000           249
   CNET Networks, Inc. *                                    44,800           658
   Cogent Communications Group, Inc. *                       3,000            16
   CyberSource Corp. *                                      10,100            67
   Digital Insight Corp. *                                  12,400           397
   Digital River, Inc. *                                    11,700           348
   Digitas, Inc. *                                          31,600           396
   Drugstore.com, Inc. *                                    24,400            70
   Earthlink, Inc. *                                        44,800           498
   eCollege.com, Inc. *                                      6,500           117
   Entrust, Inc. *                                          22,000           106
   Equinix, Inc. *                                           5,200           212
   eResearch Technology, Inc. *                             18,075           273
   FTD Group, Inc. *                                         5,180            54
   GSI Commerce, Inc. *                                     11,000           166
   Harris Interactive, Inc. *                               17,400            75
   Homestore, Inc. *                                        51,100           261
   Infospace, Inc. *                                        11,200           289
   Internet Capital Group, Inc. *                           13,900           114
   Internet Security Systems, Inc. *                        13,300           279
   Interwoven, Inc. *                                       15,300           130
   Ipass, Inc. *                                            19,300           127
   iVillage, Inc. *                                         17,200           138
   j2 Global Communications, Inc. *                          8,100           346
   Jupitermedia Corp. *                                      6,500            96
   Keynote Systems, Inc. *                                   6,800            87
   Lionbridge Technologies *                                16,600           116
   Matrixone, Inc. *                                        17,800            89
   Motive, Inc. *                                            7,700            24
   NetBank, Inc.                                            17,500           126
   NetFlix, Inc. *                                          12,600           341
   Netratings, Inc. *                                        4,100            51
   NIC, Inc. *                                              11,300            70
   Nutri/System , Inc. *                                     8,400           303
   Online Resources Corp. *                                  7,900            87
   Openwave Systems, Inc. *                                 31,033           542
   Opsware, Inc. *                                          25,100           170
   Overstock.com, Inc. *                                     3,800           107
   Priceline.com, Inc. *                                     8,566           191
   ProQuest Co. *                                            9,000           251
   Provide Commerce, Inc. *                                  2,900            96
   RealNetworks, Inc. *                                     39,400           306
   Redback Networks, Inc. *                                 14,641           206
   RightNow Technologies, Inc. *                             4,400            81
   RSA Security, Inc. *                                     24,200           272
   S1 Corp. *                                               23,300           101
   Sapient Corp. *                                          27,600           157
   Secure Computing Corp. *                                 13,200           162
   Sohu.com, Inc. *                                          9,000           165
   SonicWALL, Inc. *                                        19,400           154
   Stamps.com, Inc. *                                        5,950           137
   Stellent, Inc. *                                          9,000            89
   SupportSoft, Inc. *                                      16,700            70
   Terremark Worldwide, Inc. *                               8,800            41
   TIBCO Software, Inc. *                                   74,200           554
   Travelzoo, Inc. *                                         1,300            29
   TriZetto Group, Inc. *                                   15,200           258
   United Online, Inc.                                      20,600           293
   Valueclick, Inc. *                                       30,000           543
   Vasco Data Security International, Inc. *                 8,800            87
   Vignette Corp. *                                         10,400           170
   WebEx Communications, Inc. *                             11,200           242
   WebMD Health Corp. *                                      2,500            73
   webMethods, Inc. *                                       17,600           136
   Websense, Inc. *                                          8,300           545
   WebSideStory, Inc. *                                      3,600            65
--------------------------------------------------------------------------------
                                                                          15,249
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.3%
   Apollo Investment Corp.                                  20,943           375
   Ares Capital Corp.                                       14,100           227
   Capital Southwest Corp.                                     900            81
   Gladstone Capital Corp.                                   4,400            94
   Gladstone Investment Corp.                                5,000            68
   Harris & Harris Group, Inc. *                             7,700           107
   MCG Capital Corp.                                        18,000           263
   NGP Capital Resources Co.                                 5,200            68
   Technology Investment Capital Corp.                       4,500            68
--------------------------------------------------------------------------------
                                                                           1,351
--------------------------------------------------------------------------------
IRON/STEEL - 1.0%
   AK Steel Holding Corp. *                                 37,600           299



                               NORTHERN FUNDS QUARTERLY REPORT  14  EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                           NUMBER       VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 98.7% - CONTINUED

IRON/STEEL - 1.0% - (CONTINUED)
   Carpenter Technology Corp.                                8,400   $       592
   Chaparral Steel Co. *                                     7,900           239
   Cleveland-Cliffs, Inc.                                    7,600           673
   Gibraltar Industries, Inc.                                8,850           203
   Oregon Steel Mills, Inc. *                               12,200           359
   Reliance Steel & Aluminum Co.                            10,250           626
   Roanoke Electric Steel Corp.                              4,200            99
   Ryerson Tull, Inc.                                        9,232           225
   Schnitzer Steel Industries, Inc., Class A                 7,500           229
   Steel Dynamics, Inc.                                     13,800           490
   Steel Technologies, Inc.                                  4,200           118
   Wheeling-Pittsburgh Corp. *                               3,500            32
--------------------------------------------------------------------------------
                                                                           4,184
--------------------------------------------------------------------------------
LEISURE TIME - 0.4%
   Ambassadors Group, Inc.                                   5,600           128
   Arctic Cat, Inc.                                          5,225           105
   Callaway Golf Co.                                        25,900           358
   Escalade, Inc.                                            3,000            35
   K2, Inc. *                                               16,000           162
   Life Time Fitness, Inc. *                                 8,400           320
   Marine Products Corp.                                     4,200            44
   Multimedia Games, Inc. *                                 10,400            96
   Nautilus Group, Inc.                                     11,137           208
   Pegasus Solutions, Inc. *                                 7,500            67
   WMS Industries, Inc. *                                    7,200           181
--------------------------------------------------------------------------------
                                                                           1,704
--------------------------------------------------------------------------------
LODGING - 0.6%
   Ameristar Casinos, Inc.                                   8,900           202
   Aztar Corp. *                                            11,700           356
   Gaylord Entertainment Co. *                              14,300           623
   La Quinta Corp. *                                        70,204           782
   Lodgian, Inc. *                                           7,770            83
   Marcus Corp.                                              6,525           153
   Monarch Casino & Resort, Inc. *                           3,500            79
   MTR Gaming Group, Inc. *                                  8,500            89
   Riviera Holdings Corp. *                                  3,000            49
--------------------------------------------------------------------------------
                                                                           2,416
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
   Astec Industries, Inc. *                                  5,800           189
   Bucyrus International, Inc., Class A                      7,200           380
   JLG Industries, Inc.                                     17,700           808
--------------------------------------------------------------------------------
                                                                           1,377
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.7%
   AGCO Corp. *                                             30,900           512
   Albany International Corp., Class A                       9,667           350
   Applied Industrial Technologies, Inc.                    11,002           371
   Briggs & Stratton Corp.                                  17,700           687
   Cascade Corp.                                             4,500           211
   Cognex Corp.                                             14,143           426
   Flowserve Corp. *                                        19,500           771
   Gardner Denver, Inc. *                                    8,550           421
   Gehl Co. *                                                4,240           111
   Global Power Equipment Group, Inc. *                     13,800            62
   Gorman-Rupp (The) Co.                                     3,250            72
   Intevac, Inc. *                                           7,600           100
   Kadant, Inc. *                                            4,820            89
   Lindsay Manufacturing Co.                                 4,255            82
   Manitowoc Co. (The), Inc.                                10,650           535
   Middleby Corp. *                                          1,900           164
   NACCO Industries, Inc., Class A                           1,800           211
   Nordson Corp.                                             8,900           360
   Presstek, Inc. *                                         10,900            99
   Robbins & Myers, Inc.                                     3,600            73
   Sauer-Danfoss, Inc.                                       3,300            62
   Stewart & Stevenson Services, Inc.                       10,000           211
   Tecumseh Products Co., Class A                            6,100           140
   Tennant Co.                                               3,000           156
   TurboChef Technologies, Inc. *                            4,700            67
   UNOVA, Inc. *                                            17,000           575
   Wabtec Corp.                                             16,974           457
--------------------------------------------------------------------------------
                                                                           7,375
--------------------------------------------------------------------------------
MEDIA - 1.4%
   4Kids Entertainment, Inc. *                               4,700            74
   Charter Communications, Inc., Class A *                 129,400           158
   Citadel Broadcasting Corp.                               15,700           211
   Courier Corp.                                             3,125           107
   Cox Radio, Inc., Class A *                               13,500           190
   Crown Media Holdings, Inc., Class A *                     4,000            37
   Cumulus Media, Inc., Class A *                           20,276           252
   Emmis Communications Corp., Class A *                    11,771           234
   Entercom Communications Corp. *                          12,900           383
   Entravision Communications Corp., Class A *              26,300           187
   Fisher Communications, Inc. *                             2,100            87
   Gemstar-TV Guide International, Inc. *                   86,100           225
   Gray Television, Inc.                                    15,900           156



EQUITY FUNDS  15  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                          NUMBER       VALUE
                                                         OF SHARES     (000S)
COMMON STOCKS - 98.7% - CONTINUED

MEDIA - 1.4% - (CONTINUED)
   Hollinger International, Inc., Class A                   18,671   $       167
   Journal Communications, Inc., Class A                    10,500           147
   Journal Register Co.                                     15,500           232
   Liberty Corp.                                             5,800           272
   Lin TV Corp., Class A *                                   9,700           108
   Lodgenet Entertainment Corp. *                            5,300            74
   Martha Stewart Living Omnimedia, Inc., Class A *          7,600           132
   Media General, Inc., Class A                              7,600           385
   Mediacom Communications Corp., Class A *                 23,100           127
   Playboy Enterprises, Inc., Class B *                      7,800           108
   Primedia, Inc. *                                         48,200            78
   Radio One, Inc., Class D *                               30,100           312
   Readers Digest Association (The), Inc.                   33,719           513
   Regent Communications, Inc. *                            12,500            58
   Saga Communications, Inc., Class A *                      4,881            53
   Salem Communications Corp., Class A *                     3,700            65
   Scholastic Corp. *                                       12,000           342
   Sinclair Broadcast Group, Inc., Class A                  16,300           150
   Spanish Broadcasting System, Inc., Class A *             14,900            76
   Thomas Nelson, Inc.                                       4,300           106
   Value Line, Inc.                                            500            17
   World Wrestling Entertainment, Inc.                       6,200            91
   WorldSpace, Inc., Class A *                               4,500            65
   WPT Enterprises, Inc. *                                   2,200            13
--------------------------------------------------------------------------------
                                                                           5,992
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.8%
   Castle (A.M.) & Co. *                                     4,000            87
   CIRCOR International, Inc.                                5,100           131
   Commercial Metals Co.                                    21,240           797
   Dynamic Materials Corp.                                   2,200            66
   Earle M. Jorgensen Co. *                                  6,900            64
   Kaydon Corp.                                              9,913           319
   Lawson Products, Inc.                                     1,700            64
   Mueller Industries, Inc.                                 13,400           367
   NN, Inc.                                                  4,800            51
   NS Group, Inc. *                                          7,600           318
   Quanex Corp.                                              8,600           430
   RBC Bearings, Inc. *                                      3,800            62
   Sun Hydraulics, Inc.                                      2,600            50
   Valmont Industries, Inc.                                  5,700           191
   Worthington Industries, Inc.                             25,000           480
--------------------------------------------------------------------------------
                                                                           3,477
--------------------------------------------------------------------------------
MINING - 0.6%
   Amcol International Corp.                                 7,614           156
   Brush Engineered Materials, Inc. *                        6,500           103
   Century Aluminum Co. *                                    8,100           212
   Charles & Colvard Ltd.                                    4,400            89
   Coeur D'alene Mines Corp. *                              83,600           334
   Compass Minerals International, Inc.                      7,700           189
   Hecla Mining Co. *                                       41,700           169
   Royal Gold, Inc.                                          7,000           243
   RTI International Metals, Inc. *                          7,500           285
   Stillwater Mining Co. *                                  14,150           164
   Titanium Metals Corp. *                                   3,900           247
   USEC, Inc.                                               29,700           355
--------------------------------------------------------------------------------
                                                                           2,546
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.7%
   Actuant Corp., Class A                                    9,255           516
   Acuity Brands, Inc.                                      16,000           509
   Ameron International Corp.                                2,800           128
   Applied Films Corp. *                                     5,500           114
   Barnes Group, Inc.                                        5,832           193
   Blount International, Inc. *                             10,200           163
   Ceradyne, Inc. *                                          8,450           370
   Clarcor, Inc.                                            18,124           539
   Crane Co.                                                18,300           645
   EnPro Industries, Inc. *                                  7,500           202
   ESCO Technologies, Inc. *                                 8,700           387
   Federal Signal Corp.                                     16,900           254
   Flanders Corp. *                                          5,100            62
   Freightcar America, Inc.                                  3,100           149
   Griffon Corp. *                                          10,163           242
   Hexcel Corp. *                                           20,807           376
   Jacuzzi Brands, Inc. *                                   25,400           213
   Lancaster Colony Corp.                                    9,400           348
   Matthews International Corp., Class A                    11,500           419
   Myers Industries, Inc.                                    8,106           118
   Raven Industries, Inc.                                    5,700           164
   Reddy Ice Holdings, Inc.                                  3,900            85
   Smith (A.O.) Corp.                                        6,200           218
   Standex International Corp.                               3,900           108
   Sturm Ruger & Co., Inc.                                   8,000            56
   Tredegar Corp.                                            9,750           126
   Trinity Industries, Inc.                                 14,100           621
--------------------------------------------------------------------------------
                                                                           7,325
--------------------------------------------------------------------------------



                               NORTHERN FUNDS QUARTERLY REPORT  16  EQUITY FUNDS

                                                                    EQUITY FUNDS


SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (Continued)

                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
COMMON STOCKS - 98.7% - CONTINUED

OFFICE FURNISHINGS - 0.0%
   Interface, Inc., Class A *                                 15,400    $    127
   Knoll, Inc.                                                 4,460          76
--------------------------------------------------------------------------------
                                                                             203
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   Global Imaging System, Inc. *                               8,303         288
   IKON Office Solutions, Inc.                                41,800         435
   TRM Corp. *                                                 5,000          37
--------------------------------------------------------------------------------
                                                                             760
--------------------------------------------------------------------------------
OIL & GAS - 3.5%
   Alon USA Energy, Inc. *                                     3,600          71
   Atlas America, Inc. *                                       4,405         265
   ATP Oil & Gas Corp. *                                       6,600         244
   Atwood Oceanics, Inc. *                                     4,500         351
   Berry Petroleum Co., Class A                                6,300         360
   Bill Barrett Corp. *                                        4,770         184
   Bois d'Arc Energy, Inc. *                                   4,500          71
   Brigham Exploration Co. *                                   9,900         117
   Bronco Drilling Co., Inc. *                                 2,000          46
   Cabot Oil & Gas Corp.                                      16,900         762
   Callon Petroleum Co. *                                      5,200          92
   Carrizo Oil & Gas, Inc. *                                   7,200         178
   Cheniere Energy, Inc. *                                    16,600         618
   Cimarex Energy Co. *                                       28,086       1,208
   Clayton Williams Energy, Inc. *                             2,100          88
   Comstock Resources, Inc. *                                 13,900         424
   Crosstex Energy, Inc.                                       2,100         132
   Delta Petroleum Corp. *                                    12,800         279
   Edge Petroleum Corp. *                                      6,400         159
   Encore Acquisition Co. *                                   16,900         542
   Endeavour International Corp. *                            20,500          68
   Energy Partners Ltd. *                                     11,400         248
   Frontier Oil Corp.                                         19,000         713
   FX Energy, Inc. *                                          12,900         103
   Gasco Energy, Inc. *                                       22,900         150
   Giant Industries, Inc. *                                    4,900         255
   Goodrich Petroleum Corp. *                                  3,700          93
   Grey Wolf, Inc. *                                          65,000         502
   Harvest Natural Resources, Inc. *                          13,300         118
   Holly Corp.                                                 7,700         453
   Houston Exploration Co. *                                   9,800         517
   KCS Energy, Inc. *                                         17,200         417
   McMoRan Exploration Co. *                                   7,300         144
   Meridian Resource Corp. *                                  31,112         131
   Parallel Petroleum Corp. *                                 12,200         208
   Parker Drilling Co. *                                      32,300         350
   Penn Virginia Corp.                                         6,700         385
   Petrohawk Energy Corp. *                                   17,800         235
   Petroleum Development Corp. *                               6,200         207
   Petroquest Energy, Inc. *                                  15,200         126
   Pioneer Drilling Co. *                                      6,900         124
   Remington Oil & Gas Corp. *                                 8,200         299
   St. Mary Land & Exploration Co.                            19,700         725
   Stone Energy Corp. *                                        8,176         372
   Swift Energy Co. *                                          9,690         437
   Todco, Class A *                                           16,400         624
   Toreador Resources Corp. *                                  5,700         120
   Tri-Valley Corp. *                                          8,100          63
   W&T Offshore, Inc.                                          4,690         138
   Warren Resources, Inc.*                                     7,830         124
   Whiting Petroleum Corp. *                                  12,400         496
--------------------------------------------------------------------------------
                                                                          15,136
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 2.0%
   Cal Dive International, Inc. *                             27,600         991
   CARBO Ceramics, Inc.                                        7,100         401
   Dril-Quip, Inc. *                                           2,500         118
   Global Industries Ltd. *                                   29,800         338
   Gulf Island Fabrication, Inc.                               3,700          90
   Hanover Compressor Co. *                                   30,700         433
   Hercules Offshore, Inc. *                                   3,200          91
   Hornbeck Offshore Services, Inc. *                          6,100         200
   Hydril Co. *                                                6,900         432
   Input/Output, Inc. *                                       23,600         166
   Lone Star Technologies, Inc. *                             10,300         532
   Lufkin Industries, Inc.                                     5,100         254
   Markwest Hydrocarbon, Inc.                                  1,500          33
   Maverick Tube Corp. *                                      14,800         590
   Newpark Resources, Inc. *                                  28,480         217
   Oceaneering International, Inc. *                           8,800         438
   Oil States International, Inc. *                           13,800         437
   RPC, Inc.                                                   8,161         215
   SEACOR Holdings, Inc. *                                     6,292         429
   Superior Energy Services, Inc. *                           27,900         587
   Superior Well Services, Inc. *                              2,100          50
   Tetra Technologies, Inc. *                                 11,700         357

EQUITY FUNDS   17   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
COMMON STOCKS - 98.7% - CONTINUED

OIL & GAS SERVICES - 2.0%   -  (CONTINUED)
   Universal Compression Holdings, Inc. *                      6,600        $271
   Veritas DGC, Inc. *                                        11,500         408
   W-H Energy Services, Inc. *                                10,200         338
--------------------------------------------------------------------------------
                                                                           8,416
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.2%
   Chesapeake Corp.                                            6,800         115
   Graphic Packaging Corp. *                                  21,500          49
   Greif Inc., Class A                                         5,200         345
   Silgan Holdings, Inc.                                       8,200         296
--------------------------------------------------------------------------------
                                                                             805
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.6%
   Abgenix, Inc. *                                            31,000         667
   Acadia Pharmaceuticals, Inc. *                              5,500          54
   Adams Respiratory Therapeutics, Inc. *                      2,800         114
   Adolor Corp. *                                             14,000         204
   Alkermes, Inc. *                                           31,600         604
   Alpharma, Inc., Class A                                    13,550         386
   Amylin Pharmaceuticals, Inc. *                             38,300       1,529
   Andrx Corp. *                                              25,200         415
   Antigenics, Inc. *                                         11,200          53
   Array Biopharma, Inc. *                                    11,100          78
   Atherogenics, Inc. *                                       13,400         268
   AVANIR Pharmaceuticals, Class A *                          37,600         129
   Bentley Pharmaceuticals, Inc. *                             6,800         112
   Bioenvision, Inc. *                                        14,300          93
   BioMarin Pharmaceuticals, Inc. *                           25,900         279
   BioScrip, Inc. *                                           13,500         102
   Cell Therapeutics, Inc. *                                  27,500          60
   Connetics Corp. *                                          12,400         179
   Conor Medsystems, Inc. *                                    3,200          62
   Cubist Pharmaceuticals, Inc. *                             18,400         391
   CV Therapeutics, Inc. *                                    15,400         381
   Cypress Bioscience, Inc. *                                 11,200          65
   Dendreon Corp. *                                           21,100         114
   Discovery Laboratories, Inc. *                             21,100         141
   Dov Pharmaceutical, Inc. *                                  8,200         120
   Durect Corp. *                                             15,600          79
   Dusa Pharmaceuticals, Inc. *                                6,300          68
   First Horizon Pharmaceutical Corp. *                        9,900         171
   HealthExtras, Inc. *                                        7,800         196
   Hi-Tech Pharmacal Co., Inc. *                               1,900          84
   I-Flow Corp. *                                              7,300         107
   Idenix Pharmaceuticals, Inc. *                              5,500          94
   Inspire Pharmaceuticals, Inc. *                            15,900          81
   Introgen Therapeutics, Inc. *                               6,900          36
   Isis Pharmaceuticals, Inc. *                               23,700         124
   Ista Pharmaceuticals, Inc. *                                5,100          32
   KV Pharmaceutical Co., Class A *                           12,500         258
   Mannatech, Inc.                                             5,700          79
   MannKind Corp. *                                            8,100          91
   Medarex, Inc. *                                            38,000         526
   Medicines Co. *                                            16,800         293
   Medicis Pharmaceutical Corp., Class A                      18,900         606
   MGI Pharma, Inc. *                                         26,600         456
   Nabi Biopharmaceuticals *                                  22,000          74
   Nastech Pharmaceutical, Inc. *                              7,700         113
   Natures Sunshine Products, Inc.                             4,200          76
   NBTY, Inc. *                                               19,000         309
   NeoPharm, Inc. *                                            6,510          70
   Neurocrine Biosciences, Inc. *                             12,800         803
   Neurogen Corp. *                                            7,300          48
   New River Pharmaceuticals, Inc. *                           2,000         104
   NitroMed, Inc. *                                            6,200          87
   Noven Pharmaceuticals, Inc. *                               8,700         132
   NPS Pharmaceuticals, Inc. *                                16,700         198
   Nuvelo, Inc. *                                             15,333         124
   Onyx Pharmaceuticals, Inc. *                               13,900         400
   Pain Therapeutics, Inc. *                                  10,600          72
   Par Pharmaceutical Cos., Inc. *                            11,600         364
   Penwest Pharmaceuticals Co. *                               7,900         154
   Perrigo Co.                                                30,000         447
   Pharmion Corp. *                                            8,200         146
   Pozen, Inc. *                                               9,000          86
   Progenics Pharmaceuticals, Inc. *                           6,600         165
   Renovis, Inc. *                                             8,200         125
   Rigel Pharmaceuticals, Inc. *                               9,200          77
   Salix Pharmaceuticals Ltd. *                               15,800         278
   Star Scientific, Inc. *                                    12,600          30
   Tanox, Inc. *                                               9,100         149
   Trimeris, Inc. *                                            6,500          75
   United Therapeutics Corp. *                                 8,000         553
   USANA Health Sciences, Inc. *                               3,700         142
   ViaCell, Inc. *                                             3,100          17

                             NORTHERN FUNDS QUARTERLY REPORT   18   EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
COMMON STOCKS - 98.7% - CONTINUED

PHARMACEUTICALS - 3.6% - (CONTINUED)
   Zymogenetics, Inc. *                                       11,200     $   191
--------------------------------------------------------------------------------
                                                                          15,590
--------------------------------------------------------------------------------
PIPELINES - 0.0%
   TransMontaigne, Inc. *                                     15,800         104
--------------------------------------------------------------------------------
REAL ESTATE - 0.3%
   Avatar Holdings, Inc. *                                     1,900         104
   California Coastal Communities, Inc. *                      3,080         121
   Consolidated-Tomoka Land Co.                                2,000         142
   Housevalues, Inc. *                                         2,500          33
   Jones Lang LaSalle, Inc.                                   12,200         614
   Tarragon Corp. *                                            4,862         100
   Trammell Crow Co. *                                        11,700         300
   ZipRealty, Inc. *                                           2,000          17
--------------------------------------------------------------------------------
                                                                           1,431
--------------------------------------------------------------------------------
REITS - 6.2%
   Aames Investment Corp.                                     16,000         103
   Acadia Realty Trust                                         8,800         176
   Affordable Residential Communities                          9,200          88
   Agree Realty Corp.                                          2,600          75
   Alexander's, Inc. *                                           600         147
   Alexandria Real Estate Equities, Inc.                       8,100         652
   American Campus Communities, Inc.                           6,100         151
   American Home Mortgage Investment Corp.                    14,805         482
   AMLI Residential Properties Trust                           9,100         346
   Anthracite Capital, Inc.                                   18,900         199
   Anworth Mortgage Asset Corp.                               18,400         134
   Arbor Realty Trust, Inc.                                    5,100         132
   Ashford Hospitality Trust, Inc.                            12,700         133
   Bedford Property Investors, Inc.                            5,400         118
   Bimini Mortgage Management, Inc. Class A                    8,400          76
   BioMed Realty Trust, Inc.                                  15,000         366
   Boykin Lodging Co. *                                        6,500          79
   Brandywine Realty Trust                                    19,700         550
   Capital Lease Funding, Inc.                                 8,500          90
   Capital Trust, Inc. of New York, Class A                    4,200         123
   Cedar Shopping Centers, Inc.                                7,700         108
   CentraCore Properties Trust                                 4,300         116
   Colonial Properties Trust                                  15,994         671
   Columbia Equity Trust, Inc.                                 5,700          92
   Commercial Net Lease Realty                                17,300         352
   Corporate Office Properties Trust                          10,500         373
   Cousins Properties, Inc.                                   14,600         413
   Criimi MAE, Inc. *                                          5,800         115
   Deerfield Triarc Capital Corp.                              7,500         103
   DiamondRock Hospitality Co.                                 9,200         110
   Digital Realty Trust, Inc.                                  3,800          86
   EastGroup Properties, Inc.                                  8,100         366
   ECC Capital Corp.                                          22,430          51
   Education Realty Trust, Inc.                                9,960         128
   Entertainment Properties Trust                              8,800         359
   Equity Inns, Inc.                                          18,700         253
   Equity Lifestyle Properties, Inc.                           6,600         294
   Equity One, Inc.                                           13,400         310
   Extra Space Storage, Inc.                                  18,100         279
   FelCor Lodging Trust, Inc.                                 17,600         303
   Fieldstone Investment Corp.                                18,100         215
   First Industrial Realty Trust, Inc.                        15,600         601
   First Potomac Realty Trust                                  6,300         168
   Getty Realty Corp.                                          5,500         145
   Glenborough Realty Trust, Inc.                              9,900         179
   Glimcher Realty Trust                                      13,100         319
   GMH Communities Trust                                      12,900         200
   Government Properties Trust, Inc.                           7,200          67
   Gramercy Capital Corp. of New York                          5,100         116
   Heritage Property Investment Trust                         10,100         337
   Hersha Hospitality Trust                                    7,700          69
   Highland Hospitality Corp.                                 16,100         178
   Highwoods Properties, Inc.                                 18,200         518
   Home Properties, Inc.                                      11,200         457
   HomeBanc Corp. of Georgia                                  20,600         154
   IMPAC Mortgage Holdings, Inc.                              26,100         246
   Inland Real Estate Corp.                                   24,500         362
   Innkeepers USA Trust                                       13,900         222
   Investors Real Estate Trust                                13,100         121
   JER Investors Trust, Inc.                                   3,500          59
   Kilroy Realty Corp.                                        10,300         638
   Kite Realty Group Trust                                     8,700         135
   LaSalle Hotel Properties                                   10,800         397
   Lexington Corporate Properties Trust                       18,800         400
   LTC Properties, Inc.                                        7,200         151
   Luminent Mortgage Capital, Inc.                            15,200         114
   Maguire Properties, Inc.                                   12,600         389
   Medical Properties Trust, Inc.                                300           3
   Meristar Hospitality Corp. *                               29,046         273

EQUITY FUNDS   19   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
COMMON STOCKS - 98.7% - CONTINUED

REITS - 6.2% - (CONTINUED)

   MFA Mortgage Investments, Inc.                             28,500     $   162
   Mid-America Apartment Communities, Inc.                     7,000         340
   MortgageIT Holdings, Inc.                                   9,700         133
   National Health Investors, Inc.                             7,800         202
   Nationwide Health Properties, Inc.                         24,500         524
   Newcastle Investment Corp.                                 15,900         395
   Newkirk Realty Trust, Inc.                                  5,300          82
   NorthStar Realty Finance Corp.                              5,300          54
   Novastar Financial, Inc.                                    9,200         259
   OMEGA Healthcare Investors, Inc.                           18,200         229
   One Liberty Properties, Inc.                                3,400          63
   Parkway Properties, Inc. of Maryland                        5,400         217
   Pennsylvania Real Estate Investment Trust                  13,001         486
   Post Properties, Inc.                                      14,300         571
   Prentiss Properties Trust                                  15,900         647
   PS Business Parks, Inc.                                     5,900         290
   RAIT Investment Trust                                       8,800         228
   Ramco-Gershenson Properties                                 5,800         155
   Redwood Trust, Inc.                                         7,200         297
   Saul Centers, Inc.                                          4,200         152
   Saxon Capital, Inc.                                        18,000         204
   Senior Housing Properties Trust                            20,600         348
   Sizeler Property Investors                                  5,100          66
   Sovran Self Storage, Inc.                                   6,400         301
   Spirit Finance Corp.                                       22,440         255
   Strategic Hotel Capital, Inc.                              15,962         329
   Sun Communities, Inc.                                       5,900         185
   Sunstone Hotel Investors, Inc.                              9,900         263
   Tanger Factory Outlet Centers, Inc.                        11,300         325
   Taubman Centers, Inc.                                      17,500         608
   Town & Country Trust (The)                                  6,800         230
   Trustreet Properties, Inc.                                 21,800         319
   U-Store-It Trust                                           15,300         322
   Universal Health Realty Income, Inc.                        4,400         138
   Urstadt Biddle Properties, Class A                          7,400         120
   Washington Real Estate Investment Trust                    15,100         458
   Winston Hotels, Inc.                                        7,600          75
--------------------------------------------------------------------------------
                                                                          26,367
--------------------------------------------------------------------------------
RETAIL - 6.1%
   99 Cents Only Stores *                                     13,700         143
   AC Moore Arts & Crafts, Inc. *                              5,400          79
   Aeropostale, Inc. *                                        19,200         505
   AFC Enterprises *                                           7,900         119
   America's Car Mart, Inc. *                                  3,450          57
   Asbury Automotive Group, Inc. *                             4,400          72
   Big 5 Sporting Goods Corp.                                  6,800         149
   Big Lots, Inc. *                                           38,700         465
   BJ's Restaurants, Inc. *                                    5,100         117
   Blair Corp.                                                 1,116          43
   Blockbuster, Inc., Class A                                 65,500         246
   Bob Evans Farms, Inc.                                      12,900         297
   Bombay (The) Co., Inc. *                                   12,900          38
   Bon-Ton Stores                                              2,800          54
   Brown Shoe Co., Inc.                                        6,200         263
   Buckle (The), Inc.                                          2,800          90
   Buffalo Wild Wings, Inc. *                                  2,700          90
   Build-A-Bear Workshop, Inc. *                               3,600         107
   Burlington Coat Factory Warehouse Corp.                     6,160         248
   Cabela's, Inc., Class A *                                  11,400         189
   Cache, Inc. *                                               4,700          81
   California Pizza Kitchen, Inc. *                            7,100         227
   Casey's General Stores, Inc.                               17,900         444
   Cash America International, Inc.                            9,800         227
   Casual Male Retail Group, Inc. *                           10,300          63
   Cato (The) Corp., Class A                                  10,600         227
   CEC Entertainment, Inc. *                                  11,892         405
   Charlotte Russe Holding, Inc. *                             5,700         119
   Charming Shoppes, Inc. *                                   42,400         560
   Children's Place Retail Stores (The), Inc. *                7,200         356
   Christopher & Banks Corp.                                  12,025         226
   Citi Trends, Inc. *                                         1,700          73
   CKE Restaurants, Inc.                                      19,800         267
   Coldwater Creek, Inc. *                                    12,112         370
   Conn's, Inc. *                                              2,000          74
   Cost Plus, Inc. of California *                             7,975         137
   CSK Auto Corp. *                                           15,200         229
   Dave & Buster's, Inc. *                                     5,600          99
   DEB Shops, Inc.                                             1,500          45
   dELiA*s, Inc. *                                             7,000          58
   Denny's Corp. *                                            31,400         126
   Design Within Reach, Inc. *                                 4,700          25
   Domino's Pizza, Inc.                                       10,900         264
   Dress Barn, Inc. *                                          7,800         301
   DSW, Inc., Class A *                                        4,300         113

                             NORTHERN FUNDS QUARTERLY REPORT   20   EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (Continued)

                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
COMMON STOCKS - 98.7% - CONTINUED

RETAIL - 6.1% - (CONTINUED)
   Finish Line (The), Inc., Class A                           15,100     $   263
   First Cash Financial Services, Inc. *                       4,700         137
   Fred's, Inc.                                               14,525         236
   GameStop Corp., Class A *                                   3,073          98
   GameStop Corp., Class B *                                  15,200         439
   Genesco, Inc. *                                             7,600         295
   Goody's Family Clothing, Inc.                               7,400          71
   Group 1 Automotive, Inc. *                                  7,200         226
   Guitar Center, Inc. *                                       8,900         445
   Haverty Furniture Cos., Inc.                                5,800          75
   Hibbett Sporting Goods, Inc. *                             12,243         349
   HOT Topic, Inc. *                                          15,025         214
   IHOP Corp.                                                  6,700         314
   Insight Enterprises, Inc. *                                16,650         326
   J. Jill Group (The), Inc. *                                 7,550         144
   Jack in the Box, Inc. *                                    12,500         437
   Jo-Ann Stores, Inc. *                                       7,310          86
   Jos. A. Bank Clothiers, Inc. *                              4,487         195
   Kenneth Cole Productions, Inc., Class A                     3,350          85
   Krispy Kreme Doughnuts, Inc. *                             20,400         117
   Landry's Restaurants, Inc.                                  5,784         154
   Linens 'N Things, Inc. *                                   15,400         410
   Lithia Motors, Inc., Class A                                5,800         182
   Lone Star Steakhouse & Saloon, Inc.                         6,700         159
   Longs Drug Stores Corp.                                    10,300         375
   Luby's, Inc. *                                              8,400         112
   MarineMax, Inc. *                                           4,900         155
   McCormick & Schmick's Seafood
   Restaurants, Inc. *                                         3,000          68
   Movado Group, Inc.                                          6,400         117
   Movie Gallery, Inc.                                        12,225          69
   New York & Co., Inc. *                                      4,700         100
   Nu Skin Enterprises, Inc., Class A                         19,500         343
   O'Charleys, Inc. *                                          8,200         127
   P.F. Chang's China Bistro, Inc. *                           8,900         442
   Pacific Sunwear of California, Inc. *                      26,100         650
   Pantry (The), Inc. *                                        6,200         291
   Papa John's International, Inc. *                           4,025         239
   Payless Shoesource, Inc. *                                 23,100         580
   Pep Boys - Manny, Moe & Jack                               18,700         278
   Petco Animal Supplies, Inc. *                              20,300         446
   Pier 1 Imports, Inc.                                       29,500         257
   Rare Hospitality International, Inc. *                     11,975         364
   Red Robin Gourmet Burgers, Inc. *                           4,900         250
   Regis Corp.                                                16,200         625
   Restoration Hardware, Inc. *                               11,600          70
   Retail Ventures, Inc. *                                     5,900          73
   Ruby Tuesday, Inc.                                         22,100         572
   Rush Enterprises, Inc., Class A *                           7,800         116
   Ruth's Chris Steak House *                                  4,800          87
   Ryan's Restaurant Group, Inc. *                            13,800         166
   School Specialty, Inc. *                                    9,950         363
   Select Comfort Corp. *                                     13,000         355
   Sharper Image Corp. *                                       9,600          93
   Shoe Carnival, Inc. *                                       2,800          61
   Smart & Final, Inc. *                                       4,150          53
   Sonic Automotive, Inc.                                      9,900         221
   Sports Authority (The), Inc. *                              8,711         271
   Stage Stores, Inc.                                          9,750         290
   Steak n Shake (The) Co. *                                   9,604         163
   Stein Mart, Inc.                                            9,400         171
   Systemax, Inc. *                                              800           5
   Talbots, Inc.                                               7,900         220
   Texas Roadhouse, Inc., Class A *                           14,800         230
   Too, Inc. *                                                11,800         333
   Tractor Supply Co. *                                       11,600         614
   Trans World Entertainment Corp. *                           6,950          40
   Triarc Cos., Inc., Class B                                 14,103         209
   Tuesday Morning Corp.                                       9,500         199
   Under Armour, Inc., Class A *                               4,000         153
   United Auto Group, Inc.                                     9,100         348
   West Marine, Inc. *                                         8,600         120
   Wet Seal (The), Inc., Class A *                            20,700          92
   Wilsons Leather Experts (The), Inc. *                       7,400          27
   World Fuel Services Corp.                                   9,200         310
   Zale Corp. *                                               17,200         433
   Zumiez, Inc. *                                              1,300          56
--------------------------------------------------------------------------------
                                                                          26,346
--------------------------------------------------------------------------------
SAVINGS & LOANS - 1.8%
   Anchor BanCorp Wisconsin, Inc.                              7,400         224
   BankAtlantic Bancorp, Inc., Class A                        15,900         223
   BankUnited Financial Corp., Class A                         9,600         255
   Berkshire Hills Bancorp, Inc.                               2,200          74
   Beverly Hills Bancorp, Inc.                                 5,261          55
   BFC Financial Corp., Class A *                              7,500          41

EQUITY FUNDS   21   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
COMMON STOCKS - 98.7% - CONTINUED

SAVINGS & LOANS - 1.8% - (CONTINUED)
   Brookline Bancorp, Inc.                                    22,303      $  316
   Charter Financial Corp. of Georgia                          1,400          50
   Clifton Savings Bancorp, Inc.                               3,400          34
   Commercial Capital Bancorp, Inc.                           15,929         273
   Dime Community Bancshares                                   9,825         144
   Fidelity Bankshares, Inc.                                   7,500         245
   First Defiance Financial Corp.                              2,000          54
   First Financial Holdings, Inc.                              4,500         138
   First Niagara Financial Group, Inc.                        42,019         608
   First Place Financial Corp. of Ohio                         4,600         111
   FirstFed Financial Corp. *                                  6,050         330
   Flagstar Bancorp, Inc.                                     12,900         186
   Flushing Financial Corp.                                    5,825          91
   Franklin Bank Corp. of Houston *                            7,200         129
   Harbor Florida Bancshares, Inc.                             7,812         289
   Horizon Financial Corp.                                     3,800          83
   Investors Bancorp, Inc. *                                  18,600         205
   ITLA Capital Corp. *                                        2,100         103
   Kearny Financial Corp.                                      8,300         101
   KNBT Bancorp, Inc.                                         10,400         169
   MAF Bancorp, Inc.                                          11,736         486
   NASB Financial, Inc.                                        1,100          43
   NewAlliance Bancshares, Inc.                               40,400         587
   Northwest Bancorp, Inc.                                     6,000         128
   OceanFirst Financial Corp.                                  2,600          59
   Partners Trust Financial Group, Inc.                       18,230         220
   PennFed Financial Services, Inc.                            3,800          70
   PFF Bancorp, Inc.                                           6,090         186
   Provident Financial Holdings                                1,800          47
   Provident Financial Services, Inc.                         25,329         469
   Provident New York Bancorp                                 14,461         159
   Sound Federal Bancorp, Inc.                                 3,100          59
   Sterling Financial Corp. of Washington                     12,754         319
   TierOne Corp.                                               6,900         203
   United Community Financial Corp. of Ohio                    9,900         117
   Westfield Financial, Inc.                                   1,700          41
   WSFS Financial Corp.                                        2,200         135
--------------------------------------------------------------------------------
                                                                           7,859
--------------------------------------------------------------------------------
SEMICONDUCTORS - 4.1%
   Actel Corp. *                                               9,400         120
   ADE Corp. *                                                 3,700          89
   Advanced  Analogic Technologies, Inc. *                     3,300          46
   AMIS Holdings, Inc. *                                      14,800         158
   Amkor Technology, Inc. *                                   34,800         195
   Applied Micro Circuits Corp. *                            103,900         267
   Asyst Technologies, Inc. *                                 17,800         102
   Atmel Corp. *                                             144,600         447
   ATMI, Inc. *                                               13,500         378
   August Technology Corp. *                                   6,800          75
   Axcelis Technologies, Inc. *                               36,500         174
   Brooks Automation, Inc. *                                  25,644         321
   Cabot Microelectronics Corp. *                              9,100         267
   Cirrus Logic, Inc. *                                       30,400         203
   Cohu, Inc.                                                  7,900         181
   Conexant Systems, Inc. *                                  161,500         365
   Credence Systems Corp. *                                   29,780         207
   Cypress Semiconductor Corp. *                              45,300         646
   Diodes, Inc. *                                              6,225         193
   DSP Group, Inc. *                                          10,400         261
   EMCORE Corp. *                                             14,000         104
   Emulex Corp. *                                             28,600         566
   Entegris, Inc. *                                           42,577         401
   Exar Corp. *                                               13,300         166
   Fairchild Semiconductor International, Inc. *              41,300         698
   Formfactor, Inc. *                                         11,900         291
   Genesis Microchip, Inc. *                                  12,000         217
   Integrated Device Technology, Inc. *                       67,850         894
   Integrated Silicon Solutions, Inc. *                       13,500          87
   IXYS Corp. *                                                8,400          98
   Kopin Corp. *                                              25,800         138
   Kulicke & Soffa Industries, Inc. *                         18,700         165
   Lattice Semiconductor Corp. *                              39,500         171
   Leadis Technology, Inc. *                                   6,600          34
   LTX Corp. *                                                22,700         102
   Mattson Technology, Inc. *                                 15,300         154
   Micrel, Inc. *                                             22,400         260
   Microsemi Corp. *                                          21,700         600
   Microtune, Inc. *                                          19,500          81
   MIPS Technologies, Inc. *                                  15,300          87
   MKS Instruments, Inc. *                                    11,100         199
   Monolithic Power Systems, Inc. *                            6,300          94
   Netlogic Microsystems, Inc. *                               3,800         103
   Omnivision Technologies, Inc. *                            19,500         389
   ON Semiconductor Corp. *                                   51,700         286

                             NORTHERN FUNDS QUARTERLY REPORT   22   EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (Continued)

                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
COMMON STOCKS - 98.7% - CONTINUED

SEMICONDUCTORS - 4.1% - (CONTINUED)
   Pericom Semiconductor Corp. *                               9,500     $    76
   Photronics, Inc. *                                         14,400         217
   Pixelworks, Inc. *                                         17,500          89
   PLX Technology, Inc. *                                      8,600          74
   PMC - Sierra, Inc. *                                       62,200         480
   Portalplayer, Inc. *                                        5,600         159
   Power Integrations, Inc. *                                 10,800         257
   Rambus, Inc. *                                             34,600         560
   Rudolph Technologies, Inc. *                                5,200          67
   Semitool, Inc. *                                            5,300          58
   Semtech Corp. *                                            25,200         460
   Sigmatel, Inc. *                                           12,000         157
   Silicon Image, Inc. *                                      27,400         248
   Silicon Laboratories, Inc. *                               14,600         535
   Sirf Technology Holdings, Inc. *                           12,000         358
   Skyworks Solutions, Inc. *                                 54,100         275
   Standard Microsystems Corp. *                               7,500         215
   Supertex, Inc. *                                            3,700         164
   Tessera Technologies, Inc. *                               15,100         390
   Transwitch Corp. *                                         38,100          70
   Triquint Semiconductor, Inc. *                             49,254         219
   Ultratech, Inc. *                                           8,700         143
   Varian Semiconductor Equipment Associates, Inc. *          12,600         553
   Veeco Instruments, Inc. *                                   9,400         163
   Virage Logic Corp. *                                        5,400          53
   Vitesse Semiconductor Corp. *                              77,300         148
   Volterra Semiconductor Corp. *                              5,700          85
   Zoran Corp. *                                              14,565         236
--------------------------------------------------------------------------------
                                                                          17,589
--------------------------------------------------------------------------------
SOFTWARE - 3.4%
   Acxiom Corp.                                               30,900         711
   Advent Software, Inc. *                                     7,500         217
   Allscripts Healthcare Solutions, Inc. *                    12,300         165
   Altiris, Inc. *                                             8,100         137
   American Reprographics Co. *                                5,240         133
   AMICAS, Inc. *                                             18,400          91
   Ansys, Inc. *                                              10,800         461
   Aspen Technology, Inc. *                                   15,700         123
   Atari, Inc. *                                              17,500          19
   Blackbaud, Inc.                                             4,000          68
   Blackboard, Inc. *                                          6,500         188
   Borland Software Corp. *                                   26,800         175
   Bottomline Technologies, Inc. *                             6,000         66
   CCC Information Services Group, Inc. *                      2,859          75
   Computer Programs & Systems, Inc.                           2,900         120
   Concur Technologies, Inc. *                                10,400         134
   CSG Systems International, Inc. *                          17,800         397
   Dendrite International, Inc. *                             14,300         206
   Digi International, Inc. *                                  8,400          88
   Eclipsys Corp. *                                           13,200         250
   eFunds Corp. *                                             15,400         361
   Emageon, Inc. *                                             5,500          87
   Epicor Software Corp. *                                    18,100         256
   EPIQ Systems, Inc. *                                        5,050          94
   FalconStor Software, Inc. *                                 9,400          69
   Filenet Corp. *                                            14,000         362
   IDX Systems Corp. *                                         8,700         382
   Infocrossing, Inc. *                                        7,500          65
   Informatica Corp. *                                        29,600         355
   infoUSA, Inc. *                                            12,050         132
   InPhonic, Inc. *                                            6,100          53
   Inter-Tel, Inc.                                             7,800         153
   Intervideo, Inc. *                                          3,700          39
   JDA Software Group, Inc. *                                 10,700         182
   Keane, Inc. *                                              16,200         178
   Lawson Software, Inc. *                                    22,300         164
   Majesco Entertainment Co. *                                 5,900           7
   Mantech International Corp., Class A *                      5,400         150
   MapInfo Corp. *                                             7,600          96
   Micromuse, Inc. *                                          27,200         269
   MicroStrategy, Inc., Class A *                              4,800         397
   Midway Games, Inc. *                                        6,589         125
   MoneyGram International, Inc.                              30,400         793
   MRO Software, Inc. *                                        6,400          90
   NDCHealth Corp. *                                          11,900         229
   NetIQ Corp. *                                              18,724         230
   Nuance Communications, Inc. *                              40,010         305
   Open Solutions, Inc. *                                      7,100         163
   Packeteer, Inc. *                                          12,500          97
   Parametric Technology Corp. *                              93,800         572
   PDF Solutions, Inc. *                                       6,800         111
   Pegasystems, Inc. *                                         3,400          25
   Per-Se Technologies, Inc. *                                 8,299         194
   Phase Forward, Inc. *                                       8,100          79

EQUITY FUNDS   23   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
COMMON STOCKS - 98.7% - CONTINUED

SOFTWARE - 3.4% - (CONTINUED)
   Phoenix Technologies Ltd. *                                 9,000     $    56
   Progress Software Corp. *                                  14,200         403
   QAD, Inc.                                                   4,900          37
   Quality Systems, Inc. *                                     2,600         200
   Quest Software, Inc. *                                     21,900         320
   Renaissance Learning, Inc.                                  2,700          51
   Schawk, Inc.                                                3,800          79
   Seachange International, Inc. *                             9,500          75
   Serena Software, Inc. *                                     9,600         225
   SPSS, Inc. *                                                6,400         198
   SSA Global Technologies, Inc. *                             2,600          47
   SYNNEX Corp. *                                              2,400          36
   THQ, Inc. *                                                21,425         511
   Transaction Systems Architects, Inc. *                     13,600         392
   Trident Microsystems, Inc. *                               18,000         324
   Ulticom, Inc. *                                             3,500          34
   Ultimate Software Group, Inc. *                             8,400         160
   VeriFone Holdings, Inc. *                                   8,300         210
   Verint Systems, Inc. *                                      4,600         159
   Wind River Systems, Inc. *                                 24,300         359
   Witness Systems, Inc. *                                     9,900         195
--------------------------------------------------------------------------------
                                                                          14,759
--------------------------------------------------------------------------------
STORAGE/WAREHOUSING - 0.1%
   Mobile Mini, Inc. *                                         5,400         256
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 4.0%
   3Com Corp. *                                              132,100         476
   Adaptec, Inc. *                                            39,900         232
   Adtran, Inc.                                               22,700         675
   Aeroflex, Inc. *                                           26,600         286
   Airspan Networks, Inc. *                                   14,500          82
   Alaska Communications Systems Group, Inc.                   5,600          57
   Anaren, Inc. *                                              6,500         102
   Anixter International, Inc.                                10,900         426
   Applied Signal Technology, Inc.                             4,300          98
   Arris Group, Inc. *                                        35,500         336
   Atheros Communications, Inc. *                             12,300         160
   Black Box Corp.                                             6,200         294
   Broadwing Corp. *                                          22,870         138
   C-COR, Inc. *                                              17,700          86
   Centennial Communications Corp. *                           7,400         115
   CIENA Corp. *                                             198,500         590
   Cincinnati Bell, Inc. *                                    85,000         298
   Commonwealth Telephone Enterprises, Inc.                    7,833         264
   CommScope, Inc. *                                          18,700         376
   Comtech Telecommunications *                                7,325         224
   Consolidated Communications Holdings, Inc.                  6,000          78
   CT Communications, Inc.                                     6,400          78
   Ditech Communications Corp. *                              12,000         100
   Dobson Communications Corp., Class A *                     48,800         366
   EndWave Corp. *                                             2,760          32
   Essex Corp. *                                               6,200         106
   Extreme Networks *                                         41,100         195
   Fairpoint Communications, Inc.                             10,010         104
   Finisar Corp. *                                            72,600         151
   Foundry Networks, Inc. *                                   42,100         581
   General Communication, Inc., Class A *                     19,300         199
   Glenayre Technologies, Inc. *                              24,000          78
   GlobeTel Communications Corp. *                            25,200          93
   Golden Telecom, Inc.                                        7,900         205
   Harmonic, Inc. *                                           26,100         127
   Hypercom Corp. *                                           19,800         126
   IDT Corp., Class B *                                       19,200         225
   Interdigital Communications Corp. *                        18,400         337
   Intrado, Inc. *                                             6,500         150
   Iowa Telecommunications Services, Inc.                      8,300         129
   Ixia *                                                     11,900         176
   Jamdat Mobile, Inc. *                                       3,900         104
   Level 3 Communications, Inc. *                            241,500         693
   Mastec, Inc. *                                             10,200         107
   MRV Communications, Inc. *                                 34,934          72
   Netgear, Inc. *                                            11,000         212
   NeuStar, Inc., Class A *                                    8,000         244
   Newport Corp. *                                            13,400         181
   North Pittsburgh Systems, Inc.                              5,300         100
   Novatel Wireless, Inc. *                                   10,300         125
   Oplink Communications, Inc. *                               5,328          77
   Plantronics, Inc.                                          17,400         492
   Polycom, Inc. *                                            33,600         514
   Powerwave Technologies, Inc. *                             37,500         471
   Premiere Global Services, Inc. *                           24,300         198
   Price Communications Corp. *                               14,957         222
   RCN Corp. *                                                 7,800         183
   RF Micro Devices, Inc. *                                   64,100         347
   SafeNet, Inc. *                                             8,327         268

                             NORTHERN FUNDS QUARTERLY REPORT   24   EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (Continued)

                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
COMMON STOCKS - 98.7% - CONTINUED

TELECOMMUNICATIONS - 4.0% - (CONTINUED)
   SBA Communications Corp., Class A *                        29,500     $   528
   Shenandoah Telecom Co.                                      2,400          96
   Sonus Networks, Inc. *                                     85,100         317
   Spectralink Corp.                                           7,200          85
   SureWest Communications                                     4,800         127
   Sycamore Networks, Inc. *                                  64,000         276
   SymmetriCom, Inc. *                                        16,600         141
   Syniverse Holdings, Inc. *                                  6,280         131
   Talk America Holdings, Inc. *                              11,100          96
   Tekelec *                                                  19,000         264
   Telkonet, Inc. *                                           13,300          55
   Terayon Communication Systems, Inc. *                      28,500          66
   Time Warner Telecom, Inc., Class A *                       18,200         179
   Ubiquitel, Inc. *                                          27,400         271
   USA Mobility, Inc. *                                        9,676         268
   UTStarcom, Inc. *                                          35,800         289
   Valor Communications Group, Inc.                            9,130         104
   Viasat, Inc. *                                              7,900         211
   Westell Technologies, Inc., Class A *                      19,800          89
   Wireless Facilities, Inc. *                                20,600         105
   Zhone Technologies, Inc. *                                 39,550          84
--------------------------------------------------------------------------------
                                                                          17,343
--------------------------------------------------------------------------------
TEXTILES - 0.1%
    Angelica Corp.                                             3,500          58
    Dixie Group, Inc. *                                        3,980          55
    G & K Services, Inc., Class A                              6,750         265
    Innovo Group, Inc. *                                       9,300           9
    Unifirst Corp. of Massachusetts                            3,600         112
--------------------------------------------------------------------------------
                                                                             499
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.2%
   Jakks Pacific, Inc. *                                       9,150         191
   Leapfrog Enterprises, Inc. *                               11,000         128
   RC2 Corp. *                                                 6,500         231
   Topps (The) Co.                                            12,600          94
--------------------------------------------------------------------------------
                                                                             644
--------------------------------------------------------------------------------
TRANSPORTATION - 1.5%
   ABX Air, Inc. *                                            18,800         147
   Arkansas Best Corp.                                         9,100         398
   Covenant Transport, Inc., Class A *                         3,400          48
   Dynamex, Inc. *                                             4,310          82
   EGL, Inc. *                                                11,190         420
   Florida East Coast Industries, Inc.                        11,100         470
   Forward Air Corp.                                          11,650         427
   Frozen Food Express Industries, Inc.*                       5,600          62
   Genesee & Wyoming, Inc., Class A *                          7,850         295
   Gulfmark Offshore, Inc. *                                   5,600         166
   Heartland Express, Inc.                                    16,278         330
   HUB Group, Inc., Class A *                                  6,900         244
   Kansas City Southern *                                     28,200         689
   Kirby Corp. *                                               7,700         402
   Knight Transportation, Inc.                                20,240         420
   Maritrans, Inc.                                             3,200          83
   Marten Transport Ltd. *                                     5,550         101
   Offshore Logistics, Inc. *                                  7,927         232
   Old Dominion Freight Line, Inc. *                          10,125         273
   Pacer International, Inc.                                  13,700         357
   PAM Transportation Services, Inc. *                           869          15
   RailAmerica, Inc. *                                        14,100         155
   SCS Transportation, Inc. *                                  5,800         123
   Sirva, Inc. *                                               8,800          70
   U.S. Xpress Enterprises, Inc., Class A *                    3,700          64
   USA Truck, Inc. *                                           2,500          73
   Werner Enterprises, Inc.                                   18,100         357
--------------------------------------------------------------------------------
                                                                           6,503
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.2%
   AMERCO, Inc. *                                              3,700         266
   GATX Corp.                                                 15,400         556
   Greenbrier Cos., Inc.                                       2,500          71
   Interpool, Inc.                                             2,200          41
   TAL International Group, Inc. *                             4,000          83
--------------------------------------------------------------------------------
                                                                           1,017
--------------------------------------------------------------------------------
WATER - 0.2%
   American States Water Co.                                   5,400         166
   California Water Service Group                              5,800         222
   Connecticut Water Service, Inc.                             2,850          70
   Middlesex Water Co.                                         3,733          65
   Pico Holdings, Inc. *                                       2,700          87
   SJW Corp.                                                   2,400         109
   Southwest Water Co.                                         7,598         109
--------------------------------------------------------------------------------
                                                                             828
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $339,876)                                                          423,020

EQUITY FUNDS   25   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
OTHER - 0.0%
   Escrow MascoTech, Inc. *                                    3,700    $      -
   Escrow Position PetroCorp. *                                1,900           -
--------------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------------
(COST $-)                                                                      -



RIGHTS - 0.0%
   CSF Holdings, Inc. *                                        4,212           -
   dELiA*s, Inc. *                                               807           1
--------------------------------------------------------------------------------
TOTAL RIGHTS
--------------------------------------------------------------------------------
(COST $-)                                                                      1



WARRANTS - 0.0%
   Imperial Credit Industries, Exp. 1/31/08 *                     33           -
   Optical Cable Corp., Exp. 10/24/07 *                          147           -
   Optical Cable Corp., Exp. 10/24/07 *                       52,400           -
   Redback Networks, Exp. 1/2/11 *                               782           7
   Redback Networks, Exp. 1/2/11 *                               823           6
--------------------------------------------------------------------------------
TOTAL WARRANTS
--------------------------------------------------------------------------------
(COST $-)                                                                     13

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
SHORT-TERM  INVESTMENTS - 1.0%
   Skandinaviska Enskildaban, Grand Cayman,
   Eurodollar Time Deposit,
   4.19%, 1/3/06                                              $3,807       3,807
   U.S. Treasury Bill, (1)
   3.99%, 4/6/06                                                 615         609
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $4,416)                                                              4,416



--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.7%
--------------------------------------------------------------------------------
(COST $344,292)                                                          427,450
       Other Assets less Liabilities - 0.3%                                1,048
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $428,498

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At December 31, 2005, the Small Cap Index Fund had open futures contracts as follows:

                                NOTIONAL                           UNREALIZED
                  NUMBER OF     AMOUNT      CONTRACT     CONTRACT     LOSS
TYPE              CONTRACTS     (000S)      POSITION       EXP.      (000S)

Russell 2000          16        $5,426       Long          3/06       $(9)
================================================================================

At December 31, 2005, the industry sectors for the Small Cap Index Fund were:

                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
Consumer Discretionary                                                  14.7%
Consumer Staples                                                         2.8
Energy                                                                   6.3
Financials                                                              21.5
Health Care                                                             12.6
Industrials                                                             14.9
Information Technology                                                  18.8
Materials                                                                4.6
Telecommunication Services                                               1.4
Utilities                                                                2.4
--------------------------------------------------------------------------------
Total                                                                  100.0%

Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $344,292
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $107,590
Gross tax depreciation of investments                                   (24,432)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 83,158
--------------------------------------------------------------------------------

                             NORTHERN FUNDS QUARTERLY REPORT   26   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND

                                                              NUMBER       VALUE
                                                            OF SHARES     (000S)
COMMON STOCKS - 96.2%

AEROSPACE/DEFENSE - 2.7%
    AAR Corp. *                                                7,100     $   170
    Curtiss-Wright Corp.                                      59,100       3,227
    DRS Technologies, Inc.                                     6,000         309
    Esterline Technologies Corp. *                           104,621       3,891
    Heico Corp.                                               17,760         460
    Herley Industries, Inc. *                                 36,794         607
    Moog, Inc., Class A *                                    134,350       3,813
    Orbital Sciences Corp. *                                  26,500         340
    Triumph Group, Inc. *                                     30,114       1,102
--------------------------------------------------------------------------------
                                                                          13,919
--------------------------------------------------------------------------------
AGRICULTURE - 0.0%
    Andersons (The), Inc.                                      1,400          60
--------------------------------------------------------------------------------
AIRLINES - 0.6%
    Mesa Air Group, Inc. *                                     3,753          39
    Skywest, Inc.                                            116,884       3,140
--------------------------------------------------------------------------------
                                                                           3,179
--------------------------------------------------------------------------------
APPAREL - 1.5%
    Deckers Outdoor Corp. *                                   19,200         530
    Gymboree Corp. *                                           3,639          85
    Kellwood Co.                                              48,271       1,153
    Phillips-Van Heusen Corp.                                 62,883       2,037
    Russell Corp.                                             34,552         465
    Skechers U.S.A., Inc., Class A *                          55,400         849
    Steven Madden Ltd. *                                       1,500          44
    Stride Rite Corp.                                        108,675       1,474
    Superior Uniform Group, Inc.                              14,800         152
    Warnaco Group (The), Inc. *                                4,100         109
    Wolverine World Wide, Inc.                                27,307         613
--------------------------------------------------------------------------------
                                                                           7,511
--------------------------------------------------------------------------------
 AUTO PARTS & EQUIPMENT - 1.7%
    Aftermarket Technology Corp. *                            95,450       1,856
    ArvinMeritor, Inc.                                         6,300          91
    Bandag, Inc.                                              75,100       3,204
    Cooper Tire & Rubber Co.                                  99,700       1,527
    Keystone Automotive Industries, Inc. *                     1,607          51
    Modine Manufacturing Co.                                  60,355       1,967
    Proliance International, Inc. *                           12,574          66
--------------------------------------------------------------------------------
                                                                           8,762
--------------------------------------------------------------------------------
BANKS - 10.0%
    1st Source Corp.                                          54,479       1,370
    1st State Bancorp, Inc.                                    2,899         106
    Alabama National Bancorp                                     638          41
    Amcore Financial, Inc.                                    14,100         429
    AmericanWest Bancorp *                                       995          24
    Ameris Bancorp                                            64,428       1,278
    Associated Banc-Corp                                       2,064          67
    Bancfirst Corp.                                           11,695         924
    BancorpSouth, Inc.                                        54,200       1,196
    Bank Mutual Corp.                                          7,600          81
    Bank of Granite Corp.                                      2,600          48
    Banner Corp.                                              41,933       1,308
    Berkshire Bancorp, Inc.                                   11,900         200
    Capital Bank Corp.                                         3,991          61
    Capital Crossing Bank *                                   12,212         408
    Capitol Bancorp Ltd.                                       1,400          52
    Cathay General Bancorp, Inc.                               1,348          48
    Center Financial Corp.                                     2,277          57
    Central Pacific Financial Corp.                           23,802         855
    Chemical Financial Corp.                                  15,367         488
    Citizens & Northern Corp.                                  1,708          44
    Citizens Banking Corp. of Michigan                        37,392       1,038
    CityBank Lynwood of Washington                               900          32
    Columbia Banking Systems, Inc.                             2,447          70
    Community Bank System, Inc.                              153,300       3,457
    Community Trust Bancorp, Inc.                             36,916       1,135
    Corus Bankshares, Inc.                                    12,793         720
    Farmers Capital Bank Corp.                                   700          22
    Fidelity Southern Corp.                                    4,452          80
    Financial Institutions, Inc.                               5,558         109
    First Bancorp of North Carolina                            1,100          22
    First Charter Corp.                                       41,268         976
    First Citizens Bancshares, Inc., Class A                  11,787       2,056
    First Commonwealth Financial Corp.                       128,064       1,656
    First Community Bancorp of California                      7,831         426
    First Community Bancshares, Inc. of Virginia               1,899          59
    First Financial Corp. of Indiana                          51,976       1,403
    First Indiana Corp.                                       18,304         629
    First M & F Corp.                                          9,609         327
    First Merchants Corp.                                     35,862         932
    First Oak Brook Bancshares, Inc.                             840          24
    First Republic Bank of California                         29,620       1,096
    First State Bancorporation of New Mexico                   4,030          97
    Fremont General Corp.                                      9,300         216
    GB&T Bancshares, Inc.                                     32,018         686


EQUITY FUNDS   1   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                              NUMBER      VALUE
                                                            OF SHARES     (000S)
COMMON STOCKS - 96.2% - CONTINUED

BANKS - 10.0% - (CONTINUED)
    Gold Banc Corp., Inc.                                     65,276      $1,189
    Greater Bay Bancorp                                       74,226       1,902
    Hancock Holding Co.                                       87,336       3,302
    Hanmi Financial Corp.                                     25,436         454
    Harleysville National Corp.                                3,300          63
    Heartland Financial USA, Inc.                              5,280         115
    Heritage Commerce Corp. *                                  4,022          87
    IBERIABANK Corp.                                           2,100         107
    Independent Bank Corp. of Massachusetts                    2,700          77
    Integra Bank Corp.                                         5,019         107
    Irwin Financial Corp.                                    108,600       2,326
    Lakeland Bancorp, Inc.                                     3,090          45
    Macatawa Bank Corp.                                        1,284          47
    Main Street Banks, Inc.                                   44,225       1,204
    MainSource Financial Group, Inc.                           6,469         116
    MB Financial, Inc.                                         2,037          72
    MBT Financial Corp.                                        1,071          17
    Mercantile Bank Corp.                                      1,100          42
    Merchants & Manufacturers Bancorporation, Inc.             1,870          70
    Mid-State Bancshares                                       6,447         172
    National Penn Bancshares, Inc.                             3,725          71
    Old National Bancorp of Indiana                           67,200       1,454
    Omega Financial Corp.                                      2,216          62
    Peoples Bancorp, Inc. of Ohio                              2,200          63
    Provident Bankshares Corp.                                10,200         344
    Renasant Corp.                                             1,406          45
    Republic Bancorp, Inc. of Kentucky, Class A               17,679         379
    Security Bank Corp. of Georgia                             2,056          48
    Simmons First National Corp., Class A                     36,564       1,013
    Southwest Bancorp, Inc. of Oklahoma                        2,215          44
    Sterling Financial Corp. of Pennsylvania                   1,600          32
    Sun Bancorp, Inc. of New Jersey *                          4,622          91
    Susquehanna Bancshares, Inc.                              84,231       1,995
    Taylor Capital Group, Inc.                                 1,010          41
    UMB Financial Corp.                                       69,978       4,472
    Umpqua Holdings Corp.                                     11,373         325
    Univest Corp. of Pennsylvania                             28,100         682
    Unizan Financial Corp.                                     9,719         258
    Virginia Financial Group, Inc.                             3,614         130
    WesBanco, Inc.                                            38,497       1,171
    Whitney Holding Corp.                                      5,936         164
    Yardville National Bancorp                                12,501         433
--------------------------------------------------------------------------------
                                                                          51,184
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.7%
    Regeneron Pharmaceuticals, Inc. *                        184,900       2,949
    Serologicals Corp. *                                      22,574         446
--------------------------------------------------------------------------------
                                                                           3,395
--------------------------------------------------------------------------------
BUILDING MATERIALS - 2.8%
    Apogee Enterprises, Inc.                                   7,960         129
    Comfort Systems USA, Inc.                                 23,800         219
    Eagle Materials, Inc.                                     29,069       3,557
    Genlyte Group, Inc. *                                     15,898         851
    Lennox International, Inc.                               127,972       3,609
    LSI Industries, Inc.                                      42,338         663
    NCI Building Systems, Inc. *                              49,820       2,116
    Texas Industries, Inc.                                     2,100         105
    Universal Forest Products, Inc.                           39,778       2,198
    USG Corp. *                                               14,708         956
--------------------------------------------------------------------------------
                                                                          14,403
--------------------------------------------------------------------------------
 CHEMICALS - 2.4%
    Arch Chemicals, Inc.                                      67,271       2,012
    Cytec Industries, Inc.                                    80,500       3,834
    Fuller (H.B.) Co.                                         23,450         752
    Minerals Technologies, Inc.                               27,852       1,557
    NewMarket Corp. *                                         25,360         620
    Octel Corp.                                               25,800         420
    Penford Corp.                                             17,597         215
    Schulman (A.), Inc.                                       46,020         990
    Sensient Technologies Corp.                                9,600         172
    Spartech Corp.                                            42,600         935
    Stepan Co.                                                25,489         685
--------------------------------------------------------------------------------
                                                                          12,192
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.0%
    ACE Cash Express, Inc. *                                   8,200         191
    Albany Molecular Research, Inc. *                         42,712         519
    Banta Corp.                                                6,950         346
    Bowne & Co., Inc.                                         30,000         445
    BPP Liquidating Trust                                     29,900           5
    CBIZ, Inc. *                                             262,550       1,581
    CDI Corp.                                                  2,200          60
    Central Parking Corp.                                      7,900         108
    Clark, Inc.                                               56,823         753
    Consolidated Graphics, Inc. *                             45,853       2,171


                              NORTHERN FUNDS QUARTERLY REPORT   2   EQUITY FUNDS

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (Continued)

                                                              NUMBER      VALUE
                                                            OF SHARES     (000S)
COMMON STOCKS - 96.2% - CONTINUED

COMMERCIAL SERVICES - 4.0% - (CONTINUED)
    Corrections Corp. of America *                            47,790      $2,149
    Cross Country Healthcare, Inc. *                          36,771         654
    Dollar Thrifty Automotive Group *                         34,500       1,244
    Electro Rent Corp. *                                       5,366          80
    Exponent, Inc. *                                           4,307         122
    Forrester Research, Inc. *                                 1,761          33
    FTI Consulting, Inc. *                                     3,600          99
    Hewitt Associates, Inc., Class A *                         7,700         216
    Kelly Services, Inc., Class A                              2,705          71
    Kforce, Inc. *                                            70,000         781
    MAXIMUS, Inc.                                              4,300         158
    MPS Group, Inc. *                                        281,600       3,850
    On Assignment, Inc. *                                     33,482         365
    Parexel International Corp. *                              2,800          57
    PDI, Inc. *                                               22,700         306
    Source Interlink Cos., Inc. *                            113,200       1,259
    SOURCECORP, Inc. *                                        27,238         653
    Spherion Corp. *                                           6,600          66
    Startek, Inc.                                            101,900       1,834
    Stewart Enterprises, Inc., Class A                         6,578          36
    TeleTech Holdings, Inc. *                                 31,063         374
--------------------------------------------------------------------------------
                                                                          20,586
--------------------------------------------------------------------------------
COMPUTERS - 2.1%
    Agilysys, Inc.                                            44,323         808
    Catapult Communications Corp. *                            7,355         109
    CIBER, Inc. *                                             87,534         578
    Electronics for Imaging, Inc. *                           62,500       1,663
    Hutchinson Technology, Inc. *                             64,727       1,841
    Imation Corp.                                             15,600         719
    Intergraph Corp. *                                        35,358       1,761
    Mercury Computer Systems, Inc. *                           2,200          45
    MTS Systems Corp.                                         28,515         988
    Perot Systems Corp., Class A *                            78,600       1,111
    Quantum Corp. *                                           14,900          45
    Radisys Corp. *                                           56,200         975
    SI International, Inc. *                                   1,100          34
    SYKES Enterprises, Inc. *                                 16,691         223
--------------------------------------------------------------------------------
                                                                          10,900
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.0%
    Elizabeth Arden, Inc. *                                    3,300          66
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 1.1%
    Brightpoint, Inc. *                                       34,813         965
    Building Material Holding Corp.                            2,569         175
    Handleman Co.                                              7,575          94
    Timco Aviation Services, Inc. *                                6           -
    Watsco, Inc.                                              71,801       4,295
--------------------------------------------------------------------------------
                                                                           5,529
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.6%
    Advanta Corp., Class B                                     1,601          52
    California First National Bancorp                          5,653          74
    CharterMac                                                38,100         807
    CompuCredit Corp. *                                       66,786       2,570
    Credit Acceptance Corp. *                                116,288       1,872
    Federal Agricultural Mortgage Corp., Class C               1,100          33
    Financial Federal Corp.                                   14,271         634
    First Albany Cos., Inc.                                   37,315         259
    Municipal Mortgage & Equity LLC                            7,457         193
    Ocwen Financial Corp. *                                  168,400       1,465
    Stifel Financial Corp. *                                     900          34
    SWS Group, Inc.                                            4,200          88
--------------------------------------------------------------------------------
                                                                           8,081
--------------------------------------------------------------------------------
ELECTRIC - 2.3%
    Avista Corp.                                              34,552         612
    Black Hills Corp.                                         38,179       1,321
    Central Vermont Public Service Corp.                      49,935         899
    CH Energy Group, Inc.                                      3,500         161
    Cleco Corp.                                               17,200         359
    Duquesne Light Holdings, Inc.                              8,800         144
    El Paso Electric Co. *                                    16,200         341
    Empire District Electric (The) Co.                        33,123         674
    Green Mountain Power Corp.                                 1,508          43
    Otter Tail Corp.                                           2,800          81
    PNM Resources, Inc.                                       15,900         389
    UIL Holdings Corp.                                        62,737       2,885
    Unisource Energy Corp.                                   129,900       4,053
--------------------------------------------------------------------------------
                                                                          11,962
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
    Artesyn Technologies, Inc. *                             169,400       1,745
    Belden CDT, Inc.                                           5,300         129
    Encore Wire Corp. *                                      106,446       2,423
    Greatbatch, Inc. *                                         1,800          47
    Powell Industries, Inc. *                                 12,108         217
--------------------------------------------------------------------------------
                                                                           4,561
--------------------------------------------------------------------------------


EQUITY FUNDS   3   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                              NUMBER      VALUE
                                                            OF SHARES     (000S)
COMMON STOCKS - 96.2% - CONTINUED

ELECTRONICS - 3.6%
    Analogic Corp.                                             2,500        $120
    Bel Fuse, Inc., Class B                                    1,100          35
    Benchmark Electronics, Inc. *                            124,524       4,188
    Checkpoint Systems, Inc. *                                 5,715         141
    Coherent, Inc. *                                           3,695         110
    CTS Corp.                                                109,800       1,214
    Cymer, Inc. *                                             44,600       1,584
    Electro Scientific Industries, Inc. *                     68,028       1,643
    Excel Technology, Inc. *                                   1,028          24
    FEI Co. *                                                 50,000         959
    Methode Electronics, Inc.                                 63,284         631
    Metrologic Instruments, Inc. *                            43,200         832
    Molecular Devices Corp. *                                 16,300         472
    Park Electrochemical Corp.                                 5,100         132
    Paxar Corp. *                                             70,766       1,389
    Rofin-Sinar Technologies, Inc. *                          29,246       1,271
    Stoneridge, Inc. *                                         4,896          32
    Technitrol, Inc.                                           4,400          75
    TTM Technologies, Inc. *                                  78,100         734
    Watts Water Technologies, Inc., Class A                   96,500       2,923
    Woodward Governor Co.                                      1,455         125
--------------------------------------------------------------------------------
                                                                          18,634
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.8%
    Dycom Industries, Inc. *                                   4,400          97
    EMCOR Group, Inc. *                                       18,505       1,250
    Granite Construction, Inc.                                 9,410         338
    URS Corp. *                                               44,118       1,659
    Washington Group International, Inc.                      17,275         915
--------------------------------------------------------------------------------
                                                                           4,259
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.6%
    Bluegreen Corp. *                                         36,212         572
    Churchill Downs, Inc.                                      1,100          40
    Steinway Musical Instruments *                            31,519         804
    Vail Resorts, Inc. *                                      56,429       1,864
--------------------------------------------------------------------------------
                                                                           3,280
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.5%
    Aleris International, Inc. *                              61,830       1,994
    Calgon Carbon Corp.                                       30,905         176
    Met-Pro Corp.                                              4,157          49
    Waste Industries USA, Inc.                                 7,447          96
--------------------------------------------------------------------------------
                                                                           2,315
--------------------------------------------------------------------------------
FOOD - 3.1%
    Chiquita Brands International, Inc.                       49,100         982
    Corn Products International, Inc.                        200,424       4,788
    Flowers Foods, Inc.                                      125,075       3,447
    Hain Celestial Group, Inc. *                               3,100          66
    J & J Snack Foods Corp.                                    3,117         185
    Lance, Inc.                                                8,969         167
    Nash Finch Co.                                            12,679         323
    Ralcorp Holdings, Inc. *                                   7,457         298
    Ruddick Corp.                                             84,752       1,804
    Seaboard Corp.                                             2,055       3,105
    Weis Markets, Inc.                                        20,908         900
--------------------------------------------------------------------------------
                                                                          16,065
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.3%
    Glatfelter Co.                                            36,366         516
    Longview Fibre Co.                                         4,900         102
    Rock-Tenn Co., Class A                                    31,886         435
    Schweitzer-Mauduit International, Inc.                     1,600          40
    Wausau Paper Corp.                                        17,636         209
--------------------------------------------------------------------------------
                                                                           1,302
--------------------------------------------------------------------------------
GAS - 1.7%
    Laclede Group (The), Inc.                                 26,226         766
    Northwest Natural Gas Co.                                  3,000         102
    Peoples Energy Corp.                                       8,200         288
    SEMCO Energy, Inc. *                                      16,500          93
    South Jersey Industries, Inc.                             26,172         763
    Southwest Gas Corp.                                      120,938       3,193
    WGL Holdings, Inc.                                       122,900       3,694
--------------------------------------------------------------------------------
                                                                           8,899
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.8%
    Kennametal, Inc.                                          41,336       2,110
    Regal-Beloit Corp.                                        61,693       2,184
--------------------------------------------------------------------------------
                                                                           4,294
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 0.8%
    Conmed Corp. *                                            44,275       1,048
    Datascope Corp.                                            5,492         181
    Encore Medical Corp. *                                   236,537       1,171
    HealthTronics, Inc. *                                      4,000          31
    Invacare Corp.                                             6,200         195
    Microtek Medical Holdings, Inc. *                        127,194         443
    PSS World Medical, Inc. *                                  7,430         110
    Thoratec Corp. *                                           4,900         101
    Viasys Healthcare, Inc. *                                 38,577         991


                              NORTHERN FUNDS QUARTERLY REPORT   4   EQUITY FUNDS

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (Continued)

                                                              NUMBER      VALUE
                                                            OF SHARES     (000S)
COMMON STOCKS - 96.2% - CONTINUED

HEALTHCARE - PRODUCTS - 0.8% - (CONTINUED)
    Zoll Medical Corp. *                                       2,063      $   52
--------------------------------------------------------------------------------
                                                                           4,323
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 1.0%
    Allied Healthcare International, Inc. *                   10,500          65
    Genesis HealthCare Corp. *                                 4,257         155
    Kindred Healthcare, Inc. *                                 7,100         183
    Pediatrix Medical Group, Inc. *                           14,305       1,267
    RehabCare Group, Inc. *                                    3,800          77
    Res-Care, Inc. *                                           4,800          83
    Sunrise Senior Living, Inc. *                             96,546       3,255
    Symbion, Inc. *                                            1,524          35
--------------------------------------------------------------------------------
                                                                           5,120
--------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.0%
    Resource America, Inc., Class A                            8,650         148
--------------------------------------------------------------------------------
HOME BUILDERS - 0.1%
    Dominion Homes, Inc. *                                     5,389          57
    M/I Homes, Inc.                                            3,510         143
    Modtech Holdings, Inc. *                                  14,232         133
    Orleans Homebuilders, Inc.                                 2,200          41
    Palm Harbor Homes, Inc. *                                  2,779          52
    Skyline Corp.                                              1,100          40
--------------------------------------------------------------------------------
                                                                             466
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.0%
    American Woodmark Corp.                                    2,200          54
    La-Z-Boy, Inc.                                             5,500          75
--------------------------------------------------------------------------------
                                                                             129
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.5%
    American Greetings Corp., Class A                          6,800         149
    Blyth, Inc.                                                4,400          92
    Central Garden and Pet Co. *                              11,742         540
    CSS Industries, Inc.                                      45,490       1,398
    Ennis, Inc.                                                5,800         105
    Helen of Troy Ltd. *                                       3,300          53
    Water Pik Technologies, Inc. *                             7,638         164
--------------------------------------------------------------------------------
                                                                           2,501
--------------------------------------------------------------------------------
INSURANCE - 6.8%
    21st Century Insurance Group                              16,400         265
    Alfa Corp.                                                11,200         180
    American Physicians Capital, Inc. *                        3,276         150
    Argonaut Group, Inc. *                                     3,300         108
    Baldwin & Lyons, Inc., Class B                             3,924          95
    CNA Surety Corp. *                                        24,100         351
    Commerce Group, Inc.                                       1,900         109
    Delphi Financial Group, Inc., Class A                     77,500       3,566
    Donegal Group, Inc., Class A                               2,600          60
    EMC Insurance Group, Inc.                                  6,519         130
    Erie Family Life Insurance Co.                             6,500         179
    FBL Financial Group, Inc., Class A                        19,750         648
    Financial Industries Corp. *                               5,000          42
    First Acceptance Corp. *                                   7,100          73
    FPIC Insurance Group, Inc. *                               2,100          73
    Great American Financial Resources, Inc.                  62,992       1,250
    Harleysville Group, Inc.                                   6,481         172
    Horace Mann Educators Corp.                               49,897         946
    Independence Holding Co.                                  14,904         291
    Infinity Property & Casualty Corp.                         3,800         141
    Landamerica Financial Group, Inc.                         42,923       2,678
    Midland (The) Co.                                         11,797         425
    Navigators Group, Inc. *                                  18,212         794
    Ohio Casualty Corp.                                        5,300         150
    Presidential Life Corp.                                    2,300          44
    ProAssurance Corp. *                                      62,309       3,031
    RLI Corp.                                                 82,300       4,104
    Safety Insurance Group, Inc.                               5,349         216
    Selective Insurance Group, Inc.                           86,378       4,587
    State Auto Financial Corp.                                 9,700         354
    Stewart Information Services Corp.                        69,605       3,388
    Triad Guaranty, Inc. *                                     3,700         163
    UICI                                                     125,022       4,440
    United America Indemnity Ltd., Class A *                   1,900          35
    United Fire & Casualty Co.                                39,296       1,589
    Universal American Financial Corp. *                       6,600         100
    USI Holdings Corp. *                                       5,395          74
--------------------------------------------------------------------------------
                                                                          35,001
--------------------------------------------------------------------------------
INTERNET - 2.2%
    AsiaInfo Holdings, Inc. *                                 10,674          43
    Avocent Corp. *                                           50,500       1,373
    Harris Interactive, Inc. *                               268,299       1,156
    Infospace, Inc. *                                         40,100       1,036
    Internet Security Systems, Inc. *                         41,000         859
    Ipass, Inc. *                                            205,800       1,350
    Keynote Systems, Inc. *                                    3,962          51
    NetBank, Inc.                                            140,812       1,011


EQUITY FUNDS   5   NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                       NUMBER     VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 96.2% - CONTINUED

INTERNET - 2.2% - (CONTINUED)
   RSA Security, Inc. *                               100,200   $   1,125
   SonicWALL, Inc. *                                    7,400          59
   TIBCO Software, Inc. *                             163,500       1,221
   Valueclick, Inc. *                                 122,976       2,227
-------------------------------------------------------------------------
                                                                   11,511
-------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.1%
   Capital Southwest Corp.                                500          45
   Gladstone Capital Corp.                              3,300          71
   MCG Capital Corp.                                    9,700         141
-------------------------------------------------------------------------
                                                                      257
-------------------------------------------------------------------------
IRON/STEEL - 2.0%
   Chaparral Steel Co. *                                2,100          64
   Gibraltar Industries, Inc.                          80,915       1,856
   Material Sciences Corp. *                           12,000         169
   Oregon Steel Mills, Inc. *                           3,100          91
   Reliance Steel & Aluminum Co.                       58,065       3,549
   Schnitzer Steel Industries, Inc., Class A            4,100         125
   Steel Dynamics, Inc.                               130,358       4,629
   Steel Technologies, Inc.                             1,100          31
-------------------------------------------------------------------------
                                                                   10,514
-------------------------------------------------------------------------
LODGING - 0.5%
   Aztar Corp. *                                       29,498         896
   Marcus Corp.                                        81,988       1,927
-------------------------------------------------------------------------
                                                                    2,823
-------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.4%
   Astec Industries, Inc. *                             2,870          94
   JLG Industries, Inc.                                39,388       1,798
-------------------------------------------------------------------------
                                                                    1,892
-------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.6%
   Alamo Group, Inc.                                    5,600         115
   Briggs & Stratton Corp.                              5,500         213
   Cascade Corp.                                       14,901         699
   Flowserve Corp. *                                   65,122       2,576
   Gardner Denver, Inc. *                               9,744         480
   Gehl Co. *                                           1,100          29
   Kadant, Inc. *                                      29,321         543
   NACCO Industries, Inc., Class A                      1,800         211
   Robbins & Myers, Inc.                                5,541         113
   Sauer-Danfoss, Inc.                                123,885       2,330
   Stewart & Stevenson Services, Inc.                  31,100         657
   Tennant Co.                                            700          37
-------------------------------------------------------------------------
                                                                    8,003
-------------------------------------------------------------------------
MEDIA - 0.8%
   4Kids Entertainment, Inc. *                         32,000         502
   American Satellite Network *                           255           -
   Emmis Communications Corp., Class A *                6,400         128
   Hearst-Argyle Television, Inc.                      36,900         880
   Journal Communications, Inc., Class A                4,400          61
   Liberty Corp.                                       12,200         571
   Media General, Inc., Class A                        20,124       1,020
   Scholastic Corp. *                                  29,607         844
-------------------------------------------------------------------------
                                                                    4,006
-------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.6%
   CIRCOR International, Inc.                          40,609       1,042
   Lawson Products, Inc.                                1,100          41
   Mueller Industries, Inc.                            18,722         513
   Quanex Corp.                                        23,107       1,155
   Worthington Industries, Inc.                        12,000         231
-------------------------------------------------------------------------
                                                                    2,982
-------------------------------------------------------------------------
MINING - 0.3%
   Amcol International Corp.                            2,900          60
   Brush Engineered Materials, Inc. *                  64,800       1,030
   Century Aluminum Co. *                               3,200          84
   Stillwater Mining Co. *                              9,200         106
   USEC, Inc.                                          18,341         219
-------------------------------------------------------------------------
                                                                    1,499
-------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.3%
   Ameron International Corp.                          15,505         707
   Applied Films Corp. *                                1,733          36
   Aptargroup, Inc.                                     3,300         172
   ESCO Technologies, Inc. *                           28,818       1,282
   Griffon Corp. *                                      7,623         182
   Jacuzzi Brands, Inc. *                              22,348         188
   Myers Industries, Inc.                              38,699         564
   Smith (A.O.) Corp.                                  80,516       2,826
   Standex International Corp.                         14,282         396
   Tredegar Corp.                                      26,655         344
-------------------------------------------------------------------------
                                                                    6,697
-------------------------------------------------------------------------
OIL & GAS - 2.5%
   Atlas America, Inc. *                                5,135         309
   Brigham Exploration Co. *                            8,277          98

                            NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                       NUMBER     VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 96.2% - CONTINUED

OIL & GAS - 2.5% - (CONTINUED)
   Callon Petroleum Co. *                               1,800   $      32
   Cimarex Energy Co. *                                86,075       3,702
   Edge Petroleum Corp. *                               1,800          45
   Giant Industries, Inc. *                             1,500          78
   Harvest Natural Resources, Inc. *                  120,400       1,069
   Houston Exploration Co. *                           70,800       3,739
   Meridian Resource Corp. *                            8,300          35
   Stone Energy Corp. *                                72,700       3,310
   Sunsco Logistics Partners LP                         2,200          85
   Swift Energy Co. *                                   2,600         117
   Whiting Petroleum Corp. *                            4,400         176
-------------------------------------------------------------------------
                                                                   12,795
-------------------------------------------------------------------------
OIL & GAS SERVICES - 1.0%
   Maverick Tube Corp. *                                3,900         155
   Oil States International, Inc. *                   140,600       4,454
   Universal Compression Holdings, Inc. *               3,402         140
   Veritas DGC, Inc. *                                  6,900         245
-------------------------------------------------------------------------
                                                                    4,994
-------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.2%
   Chesapeake Corp.                                    41,497         705
   Greif Inc., Class A                                  5,935         393
-------------------------------------------------------------------------
                                                                    1,098
-------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
   First Horizon Pharmaceutical Corp. *                 4,400          76
   NBTY, Inc. *                                         7,500         122
   Nutraceutical International Corp. *                 30,600         415
   Omega Protein Corp. *                               65,789         441
-------------------------------------------------------------------------
                                                                    1,054
-------------------------------------------------------------------------
PIPELINES - 0.0%
   Kinder Morgan Management LLC *                      13,640           -
   TransMontaigne, Inc. *                              28,300         187
-------------------------------------------------------------------------
                                                                      187
-------------------------------------------------------------------------
REAL ESTATE - 1.0%
   American Real Estate LP                              3,700         143
   Avatar Holdings, Inc. *                              3,619         199
   Bresler & Reiner, Inc.                               2,200          72
   Jones Lang LaSalle, Inc.                            51,074       2,571
   Trammell Crow Co. *                                 54,378       1,395
   W.P. Carey & Co. LLC                                26,600         675
-------------------------------------------------------------------------
                                                                    5,055
-------------------------------------------------------------------------
REITS - 7.7%
   Acadia Realty Trust                                 30,123         604
   American Home Mortgage Investment Corp.             16,439         535
   American Land Lease, Inc.                           26,088         617
   AMLI Residential Properties Trust                    7,137         272
   Anthracite Capital, Inc.                           118,200       1,245
   Brandywine Realty Trust                             36,768       1,026
   Capital Trust, Inc. of New York, Class A            16,719         489
   CentraCore Properties Trust                         19,528         525
   Commercial Net Lease Realty                        146,186       2,978
   Cousins Properties, Inc.                             6,700         190
   EastGroup Properties, Inc.                          22,365       1,010
   Entertainment Properties Trust                       3,300         134
   Equity One, Inc.                                   181,728       4,202
   Glenborough Realty Trust, Inc.                      17,700         320
   Heritage Property Investment Trust                  14,708         491
   Highwoods Properties, Inc.                           5,000         142
   Home Properties, Inc.                               15,600         636
   IMPAC Mortgage Holdings, Inc.                      122,600       1,154
   Innkeepers USA Trust                                 5,800          93
   Investors Real Estate Trust                         13,793         127
   Kilroy Realty Corp.                                 58,100       3,596
   LaSalle Hotel Properties                             7,152         263
   MFA Mortgage Investments, Inc.                      58,600         334
   Mission West Properties                              4,735          46
   National Health Investors, Inc.                     46,971       1,219
   Newcastle Investment Corp.                          91,895       2,284
   OMEGA Healthcare Investors, Inc.                    12,995         164
   Parkway Properties, Inc. of Maryland                25,790       1,035
   Pennsylvania Real Estate Investment Trust           89,900       3,359
   Post Properties, Inc.                                3,800         152
   Prentiss Properties Trust                           58,023       2,360
   PS Business Parks, Inc.                             46,457       2,286
   RAIT Investment Trust                               40,029       1,038
   Ramco-Gershenson Properties                         13,781         367
   Redwood Trust, Inc.                                  2,200          91
   Saxon Capital, Inc.                                 99,050       1,122
   Senior Housing Properties Trust                    146,239       2,473
   Sovran Self Storage, Inc.                           11,061         519
   Winston Hotels, Inc.                                13,800         137
-------------------------------------------------------------------------
                                                                   39,635
-------------------------------------------------------------------------
RETAIL - 6.8%
   AC Moore Arts & Crafts, Inc. *                       2,200          32

EQUITY FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                       NUMBER     VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 96.2% - CONTINUED

RETAIL - 6.8% - (CONTINUED)
   Big Lots, Inc. *                                   110,300   $   1,325
   BJ's Wholesale Club, Inc. *                          7,700         228
   Bob Evans Farms, Inc.                                7,460         172
   Borders Group, Inc.                                  7,700         167
   Brown Shoe Co., Inc.                                 5,700         242
   Buckle (The), Inc.                                   3,600         116
   Burlington Coat Factory Warehouse Corp.             59,100       2,376
   Casey's General Stores, Inc.                        22,488         558
   Cash America International, Inc.                    67,909       1,575
   CBRL Group, Inc.                                     5,500         193
   Charlotte Russe Holding, Inc. *                     90,039       1,875
   Charming Shoppes, Inc. *                           185,023       2,442
   Dave & Buster's, Inc. *                              6,926         122
   Dress Barn, Inc. *                                   3,631         140
   Finish Line (The), Inc., Class A                     5,500          96
   First Cash Financial Services, Inc. *                1,600          47
   Goody's Family Clothing, Inc.                        8,864          85
   Group 1 Automotive, Inc. *                           6,431         202
   Haverty Furniture Cos., Inc.                         2,775          36
   IHOP Corp.                                           1,008          47
   Insight Enterprises, Inc. *                         16,982         333
   Landry's Restaurants, Inc.                          76,823       2,052
   Linens 'N Things, Inc. *                            92,957       2,473
   Lithia Motors, Inc., Class A                        24,954         785
   Lone Star Steakhouse & Saloon, Inc.                 90,875       2,157
   MarineMax, Inc. *                                   44,227       1,396
   Men's Wearhouse, Inc. *                             32,301         951
   Movado Group, Inc.                                  13,252         242
   O'Charleys, Inc. *                                  10,141         157
   Pantry (The), Inc. *                                53,792       2,528
   Pep Boys - Manny, Moe & Jack                        81,130       1,208
   Rush Enterprises, Inc., Class A *                    1,800          27
   Ryan's Restaurant Group, Inc. *                      3,500          42
   School Specialty, Inc. *                            11,898         434
   Shoe Carnival, Inc. *                                8,144         179
   Smart & Final, Inc. *                               57,685         743
   Sonic Automotive, Inc.                              67,648       1,507
   Sports Authority (The), Inc. *                      42,242       1,315
   Stage Stores, Inc.                                  17,724         528
   Steak n Shake (The) Co. *                            5,617          95
   Stein Mart, Inc.                                     3,653          66
   United Auto Group, Inc.                             72,922       2,786
   West Marine, Inc. *                                 47,100         658
   Zale Corp. *                                         4,900         123
-------------------------------------------------------------------------
                                                                   34,861
-------------------------------------------------------------------------
SAVINGS & LOANS - 3.7%
   Anchor BanCorp Wisconsin, Inc.                       1,700          52
   BankAtlantic Bancorp, Inc., Class A                 74,019       1,036
   BankUnited Financial Corp., Class A                 32,890         874
   Berkshire Hills Bancorp, Inc.                        5,262         176
   Beverly Hills Bancorp, Inc.                          3,038          31
   Brookline Bancorp, Inc.                             92,210       1,307
   CFS Bancorp, Inc.                                    9,099         130
   Citizens First Bancorp, Inc.                         4,688         111
   Commercial Capital Bancorp, Inc.                    66,270       1,134
   Dime Community Bancshares                            3,617          53
   Downey Financial Corp.                               3,100         212
   EFC Bancorp, Inc.                                    9,570         329
   First Defiance Financial Corp.                      20,925         567
   First Niagara Financial Group, Inc.                  1,864          27
   First Place Financial Corp. of Ohio                 17,518         421
   FirstFed Financial Corp. *                          56,356       3,072
   Flagstar Bancorp, Inc.                              10,200         147
   Flushing Financial Corp.                             1,400          22
   ITLA Capital Corp. *                                23,255       1,136
   MAF Bancorp, Inc.                                   24,066         996
   MASSBANK Corp.                                       6,169         203
   MutualFirst Financial, Inc.                          6,721         148
   Northwest Bancorp, Inc.                              5,315         113
   Partners Trust Financial Group, Inc.                11,945         144
   PennFed Financial Services, Inc.                     1,900          35
   PFF Bancorp, Inc.                                   49,239       1,503
   Provident Financial Holdings                         3,143          83
   Provident New York Bancorp                           7,600          84
   Sterling Financial Corp. of Washington              88,841       2,219
   TierOne Corp.                                        4,559         134
   Timberland Bancorp, Inc. of Washington               6,244         146
   United Community Financial Corp. of Ohio           176,486       2,084
   Westfield Financial, Inc.                            2,619          63
   Willow Grove Bancorp, Inc.                           1,000          15
-------------------------------------------------------------------------
                                                                   18,807
-------------------------------------------------------------------------
SEMICONDUCTORS - 1.7%
   Axcelis Technologies, Inc. *                        56,545         270
   Cohu, Inc.                                          22,300         510

                            NORTHERN FUNDS QUARTERLY REPORT    8    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (Continued)

                                                       NUMBER     VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 96.2% - CONTINUED

SEMICONDUCTORS - 1.7% - (CONTINUED)
   DSP Group, Inc. *                                   14,500   $     363
   Entegris, Inc. *                                   143,124       1,348
   Fairchild Semiconductor International, Inc. *       80,700       1,365
   Integrated Device Technology, Inc. *                12,336         163
   Mattson Technology, Inc. *                         176,000       1,770
   MKS Instruments, Inc. *                             70,500       1,261
   Photronics, Inc. *                                  53,400         804
   Pixelworks, Inc. *                                  92,300         469
   Skyworks Solutions, Inc. *                          12,334          63
   Standard Microsystems Corp. *                        4,400         126
-------------------------------------------------------------------------
                                                                    8,512
-------------------------------------------------------------------------
SOFTWARE - 1.5%
   eFunds Corp. *                                     106,082       2,486
   JDA Software Group, Inc. *                          64,308       1,094
   Keane, Inc. *                                        7,600          84
   Lawson Software, Inc. *                            215,300       1,582
   MapInfo Corp. *                                      2,476          31
   NDCHealth Corp. *                                   83,400       1,604
   NetIQ Corp. *                                        6,330          78
   Pegasystems, Inc. *                                  3,000          22
   Phoenix Technologies Ltd. *                         30,689         192
   Ulticom, Inc. *                                     44,200         434
-------------------------------------------------------------------------
                                                                    7,607
-------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.3%
   Aeroflex, Inc. *                                   222,482       2,392
   Anixter International, Inc.                         26,536       1,038
   Atlantic Tele-Network, Inc.                          1,800          75
   Black Box Corp.                                      2,100          99
   C-COR, Inc. *                                      167,600         815
   CalAmp Corp. *                                       2,200          23
   CommScope, Inc. *                                   68,300       1,375
   CT Communications, Inc.                             66,819         811
   Golden Telecom, Inc.                                27,400         711
   Hypercom Corp. *                                   166,302       1,063
   Iowa Telecommunications Services, Inc.               3,300          51
   Polycom, Inc. *                                     83,100       1,271
   Premiere Global Services, Inc. *                     8,800          72
   Price Communications Corp. *                        10,475         156
   Shenandoah Telecom Co.                                 800          32
   Talk America Holdings, Inc. *                       56,600         488
   Tekelec *                                          100,200       1,393
-------------------------------------------------------------------------
                                                                   11,865
-------------------------------------------------------------------------
TEXTILES - 0.3%
   G & K Services, Inc., Class A                       11,900         467
   Unifirst Corp. of Massachusetts                     41,071       1,277
-------------------------------------------------------------------------
                                                                    1,744
-------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.3%
   Jakks Pacific, Inc. *                               20,045         420
   Lenox Group, Inc. *                                 35,661         472
   RC2 Corp. *                                         20,147         716
   Topps (The) Co.                                      2,900          21
-------------------------------------------------------------------------
                                                                    1,629
-------------------------------------------------------------------------
TRANSPORTATION - 2.0%
   Arkansas Best Corp.                                  2,400         105
   Covenant Transport, Inc., Class A *                 12,600         176
   EGL, Inc. *                                         40,700       1,529
   General Maritime Corp.                               7,800         289
   Genesee & Wyoming, Inc., Class A *                  13,964         524
   Kansas City Southern *                              65,302       1,595
   Marten Transport Ltd. *                             14,550         265
   Offshore Logistics, Inc. *                          49,643       1,450
   OMI Corp.                                          171,000       3,104
   SCS Transportation, Inc. *                          18,900         402
   Swift Transportation Co., Inc. *                     6,008         122
   U.S. Xpress Enterprises, Inc., Class A *             9,842         171
   Werner Enterprises, Inc.                            13,700         270
   Yellow Roadway Corp. *                               9,380         418
-------------------------------------------------------------------------
                                                                   10,420
-------------------------------------------------------------------------
TRUCKING & LEASING - 0.1%
   AMERCO, Inc. *                                       2,072         149
   Greenbrier Cos., Inc.                                3,828         109
   Interpool, Inc.                                     11,900         225
-------------------------------------------------------------------------
                                                                      483
-------------------------------------------------------------------------
WATER - 0.1%
   American States Water Co.                            5,541         171
   California Water Service Group                       2,305          88
-------------------------------------------------------------------------
                                                                      259
-------------------------------------------------------------------------
TOTAL COMMON STOCKS
-------------------------------------------------------------------------
(COST $363,229)                                                   494,215

EQUITY FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT      VALUE
                                                      (000S)      (000S)
CORPORATE BOND - 0.0%

METAL FABRICATE/HARDWARE - 0.0%
   Mueller Industries, Inc.,
     6.00%, 11/1/14                                  $    137   $     132
-------------------------------------------------------------------------
TOTAL CORPORATE BOND
-------------------------------------------------------------------------
(COST $135)                                                           132

                                                       NUMBER     VALUE
                                                     OF SHARES    (000S)
OTHER - 0.0%

   Escrow DLB Oil & Gas *                               2,100           -
-------------------------------------------------------------------------
TOTAL OTHER
-------------------------------------------------------------------------
(COST $-)                                                               -


WARRANTS - 0.0%

   American Banknote Corp., Exp. 10/1/07 *                 18           -
   Timco Aviation Services, Inc. Exp. 12/31/07 *          864           -
-------------------------------------------------------------------------
TOTAL WARRANTS
-------------------------------------------------------------------------
(COST $-)                                                               -

                                                     PRINCIPAL
                                                      AMOUNT      VALUE
                                                      (000S)      (000S)
SHORT-TERM INVESTMENTS - 4.5%

   Skandinaviska Enskildaban, Grand Cayman,
     Eurodollar Time Deposit,
     4.19%, 1/3/06                                   $ 21,738      21,738
   U.S. Treasury Bill, (1)
     3.99%, 4/6/06                                      1,225       1,212
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
-------------------------------------------------------------------------
(COST $22,950)                                                     22,950


-------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.7%
-------------------------------------------------------------------------
(COST $386,314)                                                   517,297
   Liabilities less Other Assets - (0.7)%                          (3,629)
-------------------------------------------------------------------------
NET ASSETS - 100.0%                                             $ 513,668

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*     Non-Income Producing Security

At December 31, 2005, the Small Cap Value Fund had open futures contracts as follows:

                         NOTIONAL                      UNREALIZED
              NUMBER OF   AMOUNT   CONTRACT  CONTRACT  GAIN/(LOSS)
    TYPE      CONTRACTS   (000S)   POSITION    EXP.      (000S)
Russell Mini      35     $  2,374    Long      3/06    $        6
Russell 2000      46       15,601    Long      3/06          (246)
-----------------------------------------------------------------
Total                                                  $     (240)

At December 31, 2005, the industry sectors for the Small Cap Value Fund were:

                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                    INVESTMENTS
Consumer Discretionary                                                 13.7%
Consumer Staples                                                        3.8
Energy                                                                  4.7
Financials                                                             32.5
Health Care                                                             3.5
Industrials                                                            16.7
Information Technology                                                 13.4
Materials                                                               6.9
Telecommunication Services                                              0.5
Utilities                                                               4.3
--------------------------------------------------------------------------------
Total                                                                 100.0%


Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $  386,314
-----------------------------------------------------------------------------
Gross tax appreciation of investments                              $  140,029
Gross tax depreciation of investments                                  (9,046)
-----------------------------------------------------------------------------
Net tax appreciation of investments                                $  130,983
-----------------------------------------------------------------------------

                           NORTHERN FUNDS QUARTERLY REPORT    10    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
STOCK INDEX FUND

                                                       NUMBER     VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.2%

ADVERTISING - 0.2%
   Interpublic Group of Cos. (The), Inc. *             14,800   $     143
   Omnicom Group                                        6,800         579
-------------------------------------------------------------------------
                                                                      722
-------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.9%
   Boeing (The) Co.                                    33,768       2,372
   General Dynamics Corp.                               7,800         890
   Goodrich Corp.                                       4,800         197
   L-3 Communications Holdings, Inc.                    5,000         372
   Lockheed Martin Corp.                               15,846       1,008
   Northrop Grumman Corp.                              14,598         877
   Raytheon Co.                                        17,100         687
   Rockwell Collins, Inc.                               6,100         283
   United Technologies Corp.                           42,400       2,371
-------------------------------------------------------------------------
                                                                    9,057
-------------------------------------------------------------------------
AGRICULTURE - 1.8%
   Altria Group, Inc.                                  84,500       6,314
   Archer-Daniels-Midland Co.                          24,592         606
   Monsanto Co.                                        10,441         809
   Reynolds American, Inc.                              3,400         324
   UST, Inc.                                            7,200         294
-------------------------------------------------------------------------
                                                                    8,347
-------------------------------------------------------------------------
AIRLINES - 0.1%
   Southwest Airlines Co.                              29,830         490
-------------------------------------------------------------------------
APPAREL - 0.4%
   Coach, Inc. *                                       14,500         483
   Jones Apparel Group, Inc.                            4,200         129
   Liz Claiborne, Inc.                                  3,800         136
   NIKE, Inc., Class B                                  7,900         686
   Reebok International Ltd.                            2,700         157
   VF Corp.                                             3,828         212
-------------------------------------------------------------------------
                                                                    1,803
-------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.4%
   Ford Motor Co.                                      76,475         590
   General Motors Corp.                                23,000         447
   Navistar International Corp. *                       2,980          85
   PACCAR, Inc.                                         7,635         529
-------------------------------------------------------------------------
                                                                    1,651
-------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.2%
   Cooper Tire & Rubber Co.                             2,600          40
   Dana Corp.                                           5,272          38
   Goodyear Tire & Rubber (The) Co. *                   7,358         128
   Johnson Controls, Inc.                               7,300         532
-------------------------------------------------------------------------
                                                                      738
-------------------------------------------------------------------------
BANKS - 6.2%
   AmSouth Bancorp                                     12,550         329
   Bank of America Corp.                              163,040       7,524
   Bank of New York Co. (The), Inc.                    31,800       1,013
   BB&T Corp.                                          20,600         863
   Comerica, Inc.                                       7,350         417
   Compass Bancshares, Inc.                             4,500         217
   Fifth Third Bancorp                                 23,830         899
   First Horizon National Corp. NA                      5,700         219
   Huntington Bancshares, Inc.                         11,572         275
   KeyCorp                                             15,200         501
   M&T Bank Corp.                                       3,500         382
   Marshall & Ilsley Corp.                              8,100         349
   Mellon Financial Corp.                              17,700         606
   National City Corp.                                 25,000         839
   North Fork Bancorporation, Inc.                     19,750         540
   Northern Trust Corp.                                 7,400         384
   PNC Financial Services Group, Inc.                  11,700         723
   Regions Financial Corp.                             17,200         588
   State Street Corp.                                  13,400         743
   SunTrust Banks, Inc.                                15,300       1,113
   Synovus Financial Corp.                             10,750         290
   U.S. Bancorp                                        76,277       2,280
   Wachovia Corp.                                      65,187       3,446
   Wells Fargo & Co.                                   68,157       4,282
   Zions Bancorporation                                 4,800         363
-------------------------------------------------------------------------
                                                                   29,185
-------------------------------------------------------------------------
BEVERAGES - 2.1%
   Anheuser-Busch Cos., Inc.                           31,988       1,374
   Brown-Forman Corp., Class B                          3,800         263
   Coca-Cola (The) Co.                                 85,600       3,451
   Coca-Cola Enterprises, Inc.                         12,800         245
   Constellation Brands, Inc., Class A *                7,300         191
   Molson Coors Brewing Co., Class B                    2,400         161
   Pepsi Bottling Group, Inc.                           6,400         183
   PepsiCo, Inc.                                       68,780       4,064
-------------------------------------------------------------------------
                                                                    9,932
-------------------------------------------------------------------------
BIOTECHNOLOGY - 1.3%
   Amgen, Inc. *                                       50,236       3,962
   Biogen Idec, Inc. *                                 13,955         633

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                       NUMBER     VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.2% - CONTINUED

BIOTECHNOLOGY - 1.3% - (CONTINUED)
   Chiron Corp. *                                       4,800   $     213
   Genzyme Corp. *                                     10,800         764
   Medimmune, Inc. *                                   10,400         364
   Millipore Corp. *                                    1,800         119
-------------------------------------------------------------------------
                                                                    6,055
-------------------------------------------------------------------------
BUILDING MATERIALS - 0.2%
   American Standard Companies, Inc.                    8,000         320
   Masco Corp.                                         17,600         531
   Vulcan Materials Co.                                 3,600         244
-------------------------------------------------------------------------
                                                                    1,095
-------------------------------------------------------------------------
CHEMICALS - 1.4%
   Air Products & Chemicals, Inc.                       8,300         491
   Ashland, Inc.                                        3,800         220
   Dow Chemical (The) Co.                              40,571       1,778
   du Pont (E.I.) de Nemours & Co.                     38,377       1,631
   Eastman Chemical Co.                                 3,375         174
   Ecolab, Inc.                                         8,900         323
   Engelhard Corp.                                      4,362         131
   Hercules, Inc. *                                     3,900          44
   International Flavors & Fragrances, Inc.             3,300         111
   PPG Industries, Inc.                                 6,300         365
   Praxair, Inc.                                       12,200         646
   Rohm & Haas Co.                                      6,443         312
   Sherwin-Williams (The) Co.                           5,100         232
   Sigma-Aldrich Corp.                                  2,400         152
-------------------------------------------------------------------------
                                                                    6,610
-------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.9%
   Apollo Group, Inc., Class A *                        6,100         369
   Cendant Corp.                                       44,008         759
   Convergys Corp. *                                    5,100          81
   Donnelley (R.R.) & Sons Co.                          7,700         263
   Equifax, Inc.                                        4,700         179
   H&R Block, Inc.                                     12,700         312
   McKesson Corp.                                      12,341         636
   Monster Worldwide, Inc. *                            5,100         208
   Moody's Corp.                                       10,204         627
   Paychex, Inc.                                       14,300         545
   Robert Half International, Inc.                      6,100         231
-------------------------------------------------------------------------
                                                                    4,210
-------------------------------------------------------------------------
COMPUTERS - 3.9%
   Affiliated Computer Services, Inc., Class A *        4,500         266
   Apple Computer, Inc. *                              34,200       2,459
   Computer Sciences Corp. *                            8,100         410
   Dell, Inc. *                                        97,700       2,930
   Electronic Data Systems Corp.                       21,500         517
   EMC Corp. of Massachusetts *                       100,212       1,365
   Gateway, Inc. *                                     13,000          33
   Hewlett-Packard Co.                                118,542       3,394
   IBM Corp.                                           64,140       5,272
   Lexmark International, Inc., Class A *               4,500         202
   NCR Corp. *                                          7,100         241
   Network Appliance, Inc. *                           15,600         421
   Sun Microsystems, Inc. *                           144,300         604
   Unisys Corp. *                                      12,000          70
-------------------------------------------------------------------------
                                                                   18,184
-------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.1%
   Alberto-Culver Co.                                   3,200         146
   Avon Products, Inc.                                 18,044         515
   Colgate-Palmolive Co.                               22,000       1,207
   Procter & Gamble Co.                               135,807       7,861
-------------------------------------------------------------------------
                                                                    9,729
-------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.1%
   Genuine Parts Co.                                    6,050         266
   Grainger (W.W.), Inc.                                3,100         220
-------------------------------------------------------------------------
                                                                      486
-------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 8.2%
   American Express Co.                                50,300       2,588
   Ameriprise Financial, Inc.                          10,060         412
   Bear Stearns Cos. (The), Inc.                        4,031         466
   Capital One Financial Corp.                         11,800       1,020
   Charles Schwab (The) Corp.                          42,425         622
   CIT Group, Inc.                                      8,600         445
   Citigroup, Inc.                                    205,761       9,986
   Countrywide Financial Corp.                         23,600         807
   E*TRADE Financial Corp. *                           15,600         325
   Fannie Mae                                          39,600       1,933
   Federated Investors, Inc., Class B                   3,814         141
   Franklin Resources, Inc.                             6,700         630
   Freddie Mac                                         28,700       1,876
   Goldman Sachs Group, Inc.                           18,264       2,332
   Janus Capital Group, Inc.                            8,400         156
   JPMorgan Chase & Co.                               141,825       5,629
   Lehman Brothers Holdings, Inc.                      10,600       1,359

                            NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (Continued)

                                                       NUMBER     VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.2% - CONTINUED

DIVERSIFIED FINANCIAL SERVICES - 8.2% - (CONTINUED)
   MBNA Corp.                                          52,107   $   1,415
   Merrill Lynch & Co., Inc.                           38,484       2,606
   Morgan Stanley                                      44,918       2,549
   Price (T. Rowe) Group, Inc.                          5,400         389
   SLM Corp.                                           17,800         981
-------------------------------------------------------------------------
                                                                   38,667
-------------------------------------------------------------------------
ELECTRIC - 3.0%
   AES Corp. *                                         25,000         396
   Allegheny Energy, Inc. *                             6,000         190
   Ameren Corp.                                         8,600         441
   American Electric Power Co.                         16,540         613
   Centerpoint Energy, Inc.                            10,822         139
   Cinergy Corp.                                        7,341         312
   CMS Energy Corp. *                                  11,100         161
   Consolidated Edison, Inc.                           10,300         477
   Constellation Energy Group, Inc.                     8,000         461
   Dominion Resources, Inc. of Virginia                14,793       1,142
   DTE Energy Co.                                       6,100         263
   Duke Energy Corp.                                   38,604       1,060
   Edison International                                14,100         615
   Entergy Corp.                                        9,100         625
   Exelon Corp.                                        28,024       1,489
   FirstEnergy Corp.                                   13,515         662
   FPL Group, Inc.                                     17,300         719
   PG&E Corp.                                          13,700         509
   Pinnacle West Capital Corp.                          3,200         132
   PPL Corp.                                           14,200         418
   Progress Energy, Inc.                                9,200         404
   Public Service Enterprise Group, Inc.                9,650         627
   Southern (The) Co.                                  31,400       1,084
   TECO Energy, Inc.                                    6,800         117
   TXU Corp.                                           19,768         992
   Xcel Energy, Inc.                                   13,885         256
-------------------------------------------------------------------------
                                                                   14,304
-------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
   American Power Conversion Corp.                      8,000         176
   Emerson Electric Co.                                17,500       1,307
   Molex, Inc.                                          6,575         171
-------------------------------------------------------------------------
                                                                    1,654
-------------------------------------------------------------------------
ELECTRONICS - 0.5%
   Agilent Technologies, Inc. *                        16,656         555
   Applera Corp. - Applied Biosystems Group             6,900         183
   Fisher Scientific International, Inc. *              5,300         328
   Jabil Circuit, Inc. *                                7,100         263
   PerkinElmer, Inc.                                    4,500         106
   Sanmina-SCI Corp. *                                 22,700          97
   Solectron Corp. *                                   33,500         123
   Symbol Technologies, Inc.                           10,934         140
   Tektronix, Inc.                                      3,100          87
   Thermo Electron Corp. *                              5,500         166
   Waters Corp. *                                       4,100         155
-------------------------------------------------------------------------
                                                                    2,203
-------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.0%
   Fluor Corp.                                          2,900         224
-------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
   International Game Technology                       12,500         385
-------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.2%
   Allied Waste Industries, Inc. *                     11,100          97
   Waste Management, Inc.                              22,373         679
-------------------------------------------------------------------------
                                                                      776
-------------------------------------------------------------------------
FOOD - 1.4%
   Albertson's, Inc.                                   15,345         328
   Campbell Soup Co.                                    8,300         247
   ConAgra Foods, Inc.                                 21,100         428
   General Mills, Inc.                                 14,400         710
   Heinz (H.J.) Co.                                    12,200         411
   Hershey Foods Corp.                                  7,200         398
   Kellogg Co.                                         10,100         437
   Kroger Co. *                                        31,100         587
   McCormick & Co., Inc.                                4,800         148
   Safeway, Inc.                                       16,900         400
   Sara Lee Corp.                                      30,200         571
   SUPERVALU, Inc.                                      4,600         149
   Sysco Corp.                                         26,600         826
   Tyson Foods, Inc., Class A                           9,600         164
   Whole Foods Market, Inc.                             5,600         433
   Wrigley (Wm.) Jr. Co.                                6,900         459
-------------------------------------------------------------------------
                                                                    6,696
-------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.4%
   International Paper Co.                             19,372         651
   Louisiana-Pacific Corp.                              4,816         132
   MeadWestvaco Corp.                                   6,443         181
   Plum Creek Timber Co., Inc.                          6,500         234

EQUITY FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                       NUMBER     VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.2% - CONTINUED

FOREST PRODUCTS & PAPER - 0.4% - (CONTINUED)
   Temple-Inland, Inc.                                  3,900        $175
   Weyerhaeuser Co.                                    10,500         697
-------------------------------------------------------------------------
                                                                    2,070
-------------------------------------------------------------------------
GAS - 0.2%
   KeySpan Corp.                                        7,700         275
   NICOR, Inc.                                          1,500          59
   NiSource, Inc.                                      10,400         217
   Peoples Energy Corp.                                 1,300          46
   Sempra Energy                                       10,471         469
-------------------------------------------------------------------------
                                                                    1,066
-------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.1%
   Black & Decker Corp.                                 3,400         296
   Snap-On, Inc.                                        2,050          77
   Stanley Works (The)                                  2,900         139
-------------------------------------------------------------------------
                                                                      512
-------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.4%
   Bard (C.R.), Inc.                                    3,600         237
   Bausch & Lomb, Inc.                                  2,500         170
   Baxter International, Inc.                          24,300         915
   Becton, Dickinson & Co.                             10,400         625
   Biomet, Inc.                                        10,650         389
   Boston Scientific Corp. *                           25,400         622
   Guidant Corp.                                       13,000         842
   Johnson & Johnson                                  120,700       7,254
   Medtronic, Inc.                                     50,200       2,890
   Patterson Cos., Inc. *                               5,500         184
   St. Jude Medical, Inc. *                            14,600         733
   Stryker Corp.                                       12,600         560
   Zimmer Holdings, Inc. *                             10,440         704
-------------------------------------------------------------------------
                                                                   16,125
-------------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.0%
   Aetna, Inc.                                         11,946       1,127
   Coventry Health Care, Inc. *                         5,955         339
   HCA, Inc.                                           16,438         830
   Health Management Associates, Inc., Class A          8,400         185
   Humana, Inc. *                                       6,600         359
   Laboratory Corp. of America Holdings *               5,700         307
   Manor Care, Inc.                                     3,050         121
   Quest Diagnostics, Inc.                              7,000         360
   Tenet Healthcare Corp. *                            20,300         156
   UnitedHealth Group, Inc.                            55,800       3,467
   WellPoint, Inc. *                                   27,000       2,154
-------------------------------------------------------------------------
                                                                    9,405
-------------------------------------------------------------------------
HOME BUILDERS - 0.4%
   Centex Corp.                                         5,300         379
   D.R. Horton, Inc.                                   11,600         415
   KB Home                                              3,472         252
   Lennar Corp., Class A                                5,300         323
   Pulte Homes, Inc.                                    8,800         346
-------------------------------------------------------------------------
                                                                    1,715
-------------------------------------------------------------------------
HOME FURNISHINGS - 0.1%
   Maytag Corp.                                         4,100          77
   Whirlpool Corp.                                      2,500         210
-------------------------------------------------------------------------
                                                                      287
-------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.5%
   Avery Dennison Corp.                                 3,800         210
   Clorox Co.                                           6,500         370
   Fortune Brands, Inc.                                 6,100         476
   Kimberly-Clark Corp.                                20,436       1,219
-------------------------------------------------------------------------
                                                                    2,275
-------------------------------------------------------------------------
HOUSEWARES - 0.0%
   Newell Rubbermaid, Inc.                              9,508         226
-------------------------------------------------------------------------
INSURANCE - 5.1%
   ACE Ltd.                                            14,100         753
   AFLAC, Inc.                                         20,600         956
   Allstate (The) Corp.                                27,814       1,504
   AMBAC Financial Group, Inc.                          4,600         354
   American International Group, Inc.                 105,289       7,184
   AON Corp.                                           14,175         510
   Chubb Corp.                                          8,100         791
   CIGNA Corp.                                          5,000         558
   Cincinnati Financial Corp.                           7,189         321
   Genworth Financial, Inc., Class A                   15,100         522
   Hartford Financial Services Group, Inc.             12,000       1,031
   Jefferson-Pilot Corp.                                4,712         268
   Lincoln National Corp.                               8,000         424
   Loews Corp.                                          5,300         503
   Marsh & McLennan Cos., Inc.                         23,500         746
   MBIA, Inc.                                           5,850         352
   Metlife, Inc.                                       32,300       1,583
   MGIC Investment Corp.                                3,400         224
   Principal Financial Group                           10,700         508
   Progressive (The) Corp.                              7,513         877

                            NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (Continued)

                                                       NUMBER     VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.2% - CONTINUED

INSURANCE - 5.1% - (CONTINUED)
   Prudential Financial, Inc.                          21,200   $   1,552
   SAFECO Corp.                                         4,600         260
   St. Paul Travelers Cos. (The), Inc.                 28,113       1,256
   Torchmark Corp.                                      3,800         211
   UnumProvident Corp.                                 10,461         238
   XL Capital Ltd., Class A                             7,859         530
-------------------------------------------------------------------------
                                                                   24,016
-------------------------------------------------------------------------
INTERNET - 1.1%
   Amazon.com, Inc. *                                  12,074         569
   eBay, Inc. *                                        46,324       2,004
   Symantec Corp. *                                    43,124         755
   Yahoo!, Inc. *                                      52,300       2,049
-------------------------------------------------------------------------
                                                                    5,377
-------------------------------------------------------------------------
IRON/STEEL - 0.2%
   Allegheny Technologies, Inc.                         4,032         146
   Nucor Corp.                                          6,900         460
   United States Steel Corp.                            4,700         226
-------------------------------------------------------------------------
                                                                      832
-------------------------------------------------------------------------
LEISURE TIME - 0.4%
   Brunswick Corp.                                      4,000         163
   Carnival Corp.                                      18,696       1,000
   Harley-Davidson, Inc.                               11,800         607
   Sabre Holdings Corp., Class A                        4,681         113
-------------------------------------------------------------------------
                                                                    1,883
-------------------------------------------------------------------------
LODGING - 0.4%
   Harrah's Entertainment, Inc.                         7,050         502
   Hilton Hotels Corp.                                 14,500         350
   Marriott International, Inc., Class A                6,900         462
   Starwood Hotels & Resorts Worldwide, Inc.            9,100         581
-------------------------------------------------------------------------
                                                                    1,895
-------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
   Caterpillar, Inc.                                   27,900       1,612
-------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.3%
   Cummins, Inc.                                        1,700         152
   Deere & Co.                                         10,000         681
   Rockwell Automation, Inc.                            7,600         450
-------------------------------------------------------------------------
                                                                    1,283
-------------------------------------------------------------------------
MEDIA - 3.1%
   Clear Channel Communications, Inc.                  20,800         654
   Comcast Corp., Class A *                            89,754       2,330
   Disney (Walt) Co.                                   77,900       1,867
   Dow Jones & Co., Inc.                                2,900         103
   Gannett Co., Inc.                                   10,500         636
   Knight-Ridder, Inc.                                  3,200         203
   McGraw-Hill Cos. (The), Inc.                        14,100         728
   Meredith Corp.                                       1,800          94
   New York Times Co., Class A                          5,000         132
   News Corp., Class A                                 98,400       1,530
   Scripps (E.W.) Co., Class A                          3,500         168
   Time Warner, Inc.                                  187,700       3,274
   Tribune Co.                                         11,400         345
   Univision Communications, Inc., Class A *            9,900         291
   Viacom, Inc., Class B *                             63,948       2,085
-------------------------------------------------------------------------
                                                                   14,440
-------------------------------------------------------------------------
MINING - 0.6%
   Alcoa, Inc.                                         35,912       1,062
   Freeport-McMoRan Copper & Gold, Inc., Class B        6,600         355
   Newmont Mining Corp.                                17,877         954
   Phelps Dodge Corp.                                   4,030         580
-------------------------------------------------------------------------
                                                                    2,951
-------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 5.5%
   3M Co.                                              30,800       2,387
   Cooper Industries Ltd., Class A                      3,200         234
   Danaher Corp.                                        9,900         552
   Dover Corp.                                          7,100         287
   Eastman Kodak Co.                                   11,700         274
   Eaton Corp.                                          5,300         356
   General Electric Co.                               430,745      15,098
   Honeywell International, Inc.                       36,112       1,345
   Illinois Tool Works, Inc.                            9,000         792
   Ingersoll-Rand Co., Class A                         14,100         569
   ITT Industries, Inc.                                 4,200         432
   Leggett & Platt, Inc.                                6,700         154
   Pall Corp.                                           4,366         117
   Parker-Hannifin Corp.                                4,125         272
   Textron, Inc.                                        4,800         370
   Tyco International Ltd.                             82,690       2,386
-------------------------------------------------------------------------
                                                                   25,625
-------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   Pitney Bowes, Inc.                                   8,000         338
   Xerox Corp. *                                       37,496         549
-------------------------------------------------------------------------
                                                                      887
-------------------------------------------------------------------------

EQUITY FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                              NUMBER      VALUE
                                                             OF SHARES    (000S)
COMMON STOCKS - 98.2% - CONTINUED
OIL & GAS - 7.6%
    Amerada Hess Corp.                                         3,300     $   419
    Anadarko Petroleum Corp.                                   9,206         872
    Apache Corp.                                              13,106         898
    Burlington Resources, Inc.                                15,864       1,367
    Chevron Corp.                                             91,032       5,168
    ConocoPhillips                                            57,602       3,351
    Devon Energy Corp.                                        18,700       1,169
    EOG Resources, Inc.                                        9,200         675
    Exxon Mobil Corp.                                        253,614      14,245
    Kerr-McGee Corp.                                           5,080         462
    Marathon Oil Corp.                                        15,609         952
    Murphy Oil Corp.                                           7,100         383
    Nabors Industries Ltd. *                                   6,600         500
    Noble Corp.                                                6,200         437
    Occidental Petroleum Corp.                                17,000       1,358
    Rowan Cos., Inc.                                           5,200         185
    Sunoco, Inc.                                               5,600         439
    Transocean, Inc. *                                        12,610         879
    Valero Energy Corp.                                       24,800       1,280
    XTO Energy, Inc.                                          14,600         642
--------------------------------------------------------------------------------
                                                                          35,681
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.3%
    Baker Hughes, Inc.                                        14,840         902
    BJ Services Co.                                           12,000         440
    Halliburton Co.                                           21,600       1,338
    National-Oilwell Varco, Inc. *                             6,600         414
    Schlumberger Ltd.                                         24,500       2,380
    Weatherford International Ltd. *                          13,094         474
--------------------------------------------------------------------------------
                                                                           5,948
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.1%
    Ball Corp.                                                 3,900         155
    Bemis Co.                                                  3,800         106
    Pactiv Corp. *                                             5,200         114
    Sealed Air Corp. *                                         2,953         166
--------------------------------------------------------------------------------
                                                                             541
--------------------------------------------------------------------------------
PHARMACEUTICALS - 5.8%
    Abbott Laboratories                                       63,800       2,516
    Allergan, Inc.                                             5,200         561
    AmerisourceBergen Corp.                                    8,018         332
    Bristol-Myers Squibb Co.                                  81,460       1,872
    Cardinal Health, Inc.                                     17,624       1,212
    Caremark Rx, Inc. *                                       19,000         984
    Express Scripts, Inc. *                                    7,200        $603
    Forest Laboratories, Inc. *                               12,800         521
    Gilead Sciences, Inc. *                                   18,944         997
    Hospira, Inc. *                                            5,480         235
    King Pharmaceuticals, Inc. *                               8,700         147
    Lilly (Eli) & Co.                                         47,396       2,682
    Medco Health Solutions, Inc. *                            12,368         690
    Merck & Co., Inc.                                         90,800       2,888
    Mylan Laboratories, Inc.                                   9,300         186
    Pfizer, Inc.                                             300,192       7,001
    Schering-Plough Corp.                                     60,300       1,257
    Watson Pharmaceuticals, Inc. *                             4,500         146
    Wyeth                                                     55,400       2,552
--------------------------------------------------------------------------------
                                                                          27,382
--------------------------------------------------------------------------------
PIPELINES - 0.3%
    Dynegy, Inc., Class A *                                   13,300          64
    El Paso Corp.                                             23,747         289
    Kinder Morgan, Inc.                                        4,900         450
    Williams Cos. (The), Inc.                                 24,000         556
--------------------------------------------------------------------------------
                                                                           1,359
--------------------------------------------------------------------------------
REITS - 0.7%
    Apartment Investment & Management Co.,
     Class A                                                   3,400         129
    Archstone-Smith Trust                                      7,700         322
    Equity Office Properties Trust                            18,900         573
    Equity Residential                                        10,500         411
    ProLogis                                                  10,935         511
    Public Storage, Inc.                                       4,300         291
    Simon Property Group, Inc.                                 7,700         590
    Vornado Realty Trust                                       4,500         376
--------------------------------------------------------------------------------
                                                                           3,203
--------------------------------------------------------------------------------
RETAIL - 5.9%
    Autonation, Inc. *                                         9,200         200
    Autozone, Inc. *                                           2,600         239
    Bed Bath & Beyond, Inc. *                                 12,000         434
    Best Buy Co., Inc.                                        15,925         692
    Big Lots, Inc. *                                           4,200          50
    Circuit City Stores, Inc.                                  6,800         154
    Costco Wholesale Corp.                                    20,016         990
    CVS Corp.                                                 31,500         832
    Darden Restaurants, Inc.                                   6,350         247
    Dillard's, Inc., Class A                                   3,100          77
    Dollar General Corp.                                      14,405         275

                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                               NUMBER     VALUE
                                                             OF SHARES   (000S)
COMMON STOCKS - 98.2% - CONTINUED
RETAIL - 5.9% - (CONTINUED)
    Family Dollar Stores, Inc.                                 6,900     $   171
    Federated Department Stores, Inc.                         10,641         706
    Gap (The), Inc.                                           22,887         404
    Home Depot (The), Inc.                                    85,755       3,471
    Kohl's Corp. *                                            13,300         646
    Limited Brands                                            14,100         315
    Lowe's Cos., Inc.                                         31,500       2,100
    McDonald's Corp.                                          51,500       1,737
    Nordstrom, Inc.                                            9,200         344
    Office Depot, Inc. *                                      12,800         402
    OfficeMax, Inc.                                            3,533          90
    Penney (J.C.) Co., Inc. (Holding Co.)                      9,900         550
    RadioShack Corp.                                           5,500         116
    Sears Holdings Corp. *                                     4,373         505
    Staples, Inc.                                             31,575         717
    Starbucks Corp. *                                         32,900         987
    Target Corp.                                              36,700       2,017
    Tiffany & Co.                                              5,000         192
    TJX Cos., Inc.                                            19,600         455
    Wal-Mart Stores, Inc.                                    101,000       4,727
    Walgreen Co.                                              42,500       1,881
    Wendy's International, Inc.                                4,000         221
    Yum! Brands, Inc.                                         10,800         506
--------------------------------------------------------------------------------
                                                                          27,450
--------------------------------------------------------------------------------
SAVINGS & LOANS - 0.6%
    Golden West Financial Corp.                               10,500         693
    Sovereign Bancorp, Inc.                                   13,313         288
    Washington Mutual, Inc.                                   41,076       1,787
--------------------------------------------------------------------------------
                                                                           2,768
--------------------------------------------------------------------------------
SEMICONDUCTORS - 3.2%
    Advanced Micro Devices, Inc. *                            16,200         496
    Altera Corp. *                                            16,700         309
    Analog Devices, Inc.                                      14,200         509
    Applied Materials, Inc.                                   68,900       1,236
    Applied Micro Circuits Corp. *                            11,600          30
    Broadcom Corp., Class A *                                 11,000         519
    Freescale Semiconductor, Inc., Class B *                  15,427         388
    Intel Corp.                                              245,100       6,118
    Kla-Tencor Corp.                                           8,600         424
    Linear Technology Corp.                                   13,800         498
    LSI Logic Corp. *                                         16,700         134
    Maxim Integrated Products, Inc.                           14,000         507
    Micron Technology, Inc. *                                 23,300         310
    National Semiconductor Corp.                              12,500         325
    Novellus Systems, Inc. *                                   6,100         147
    NVIDIA Corp. *                                             7,500         274
    PMC - Sierra, Inc. *                                       8,300          64
    QLogic Corp. *                                             3,900         127
    Teradyne, Inc. *                                           8,500         124
    Texas Instruments, Inc.                                   64,300       2,062
    Xilinx, Inc.                                              15,300         386
--------------------------------------------------------------------------------
                                                                          14,987
--------------------------------------------------------------------------------
SOFTWARE - 4.0%
    Adobe Systems, Inc.                                       24,000         887
    Autodesk, Inc.                                             9,700         417
    Automatic Data Processing, Inc.                           23,800       1,092
    BMC Software, Inc. *                                       7,900         162
    Citrix Systems, Inc. *                                     7,600         219
    Computer Associates International, Inc.                   18,993         536
    Compuware Corp. *                                         17,400         156
    Electronic Arts, Inc. *                                   13,000         680
    First Data Corp.                                          31,923       1,373
    Fiserv, Inc. *                                             8,100         351
    IMS Health, Inc.                                          10,004         249
    Intuit, Inc. *                                             7,700         410
    Mercury Interactive Corp. *                                4,200         117
    Microsoft Corp.                                          372,900       9,751
    Novell, Inc. *                                            16,100         142
    Oracle Corp. *                                           152,500       1,862
    Parametric Technology Corp. *                              9,400          57
    Siebel Systems, Inc.                                      23,000         243
--------------------------------------------------------------------------------
                                                                          18,704
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.6%
    ADC Telecommunications, Inc. *                             5,228         117
    Alltel Corp.                                              15,900       1,003
    Andrew Corp. *                                             5,762          62
    AT&T, Inc.                                               161,643       3,959
    Avaya, Inc. *                                             15,900         170
    BellSouth Corp.                                           76,200       2,065
    CenturyTel, Inc.                                           4,750         157
    CIENA Corp. *                                             29,100          86
    Cisco Systems, Inc. *                                    248,900       4,261
    Citizens Communications Co.                               11,600         142
    Comverse Technology, Inc. *                                8,200         218

EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER     VALUE
                                                              OF SHARES   (000S)
COMMON STOCKS - 98.2% - CONTINUED
TELECOMMUNICATIONS - 5.6% - (CONTINUED)
    Corning, Inc. *                                           61,300     $ 1,205
    JDS Uniphase Corp. *                                      74,600         176
    Lucent Technologies, Inc. *                              175,200         466
    Motorola, Inc.                                           103,265       2,333
    QUALCOMM, Inc.                                            66,600       2,869
    Qwest Communications International, Inc. *                63,555         359
    Scientific-Atlanta, Inc.                                   6,500         280
    Sprint Nextel Corp.                                      119,636       2,795
    Tellabs, Inc. *                                           20,500         223
    Verizon Communications, Inc.                             113,570       3,421
--------------------------------------------------------------------------------
                                                                          26,367
--------------------------------------------------------------------------------
TEXTILES - 0.0%
    Cintas Corp.                                               5,300         218
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.1%
    Hasbro, Inc.                                               6,112         123
    Mattel, Inc.                                              17,541         278
--------------------------------------------------------------------------------
                                                                             401
--------------------------------------------------------------------------------
TRANSPORTATION - 1.7%
    Burlington Northern Santa Fe Corp.                        16,028       1,135
    CSX Corp.                                                  8,024         407
    FedEx Corp.                                               12,640       1,307
    Norfolk Southern Corp.                                    16,500         740
    Ryder System, Inc.                                         3,400         139
    Union Pacific Corp.                                       11,200         902
    United Parcel Service, Inc., Class B                      45,000       3,382
--------------------------------------------------------------------------------
                                                                           8,012
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $340,765)                                                          460,706



                                                          PRINCIPAL
                                                           AMOUNT         VALUE
                                                           (000S)         (000S)
SHORT-TERM INVESTMENTS - 1.7%
    Skandinaviska Enskildabanken, Grand Cayman,
     Eurodollar Time Deposit,
     4.19%, 1/3/06                                            $7,134    $  7,134
    U.S. Treasury Bill,(1)
     3.99%, 4/6/06                                               600         594
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $7,728)                                                              7,728
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
--------------------------------------------------------------------------------
(COST $348,493)                                                          468,434
    Other Assets less Liabilities - 0.1%                                     569
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $469,003

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*     Non-Income Producing Security

At December 31, 2005, the Stock Index Fund had open futures contracts as follows:


                                     NOTIONAL                         UNREALIZED
                      NUMBER OF      AMOUNT   CONTRACT  CONTRACT         LOSS
     TYPE             CONTRACTS      (000S)   POSITION    EXP.          (000S)
    S&P
    500 E-Mini         136           $8,532     Long      3/06            $(56)
================================================================================

                                  NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2005 (UNAUDITED)
STOCK INDEX FUND(continued)

At December 31, 2005, the industry sectors for the Stock Index Fund were:

                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
Consumer Discretionary                                                     10.9%
Consumer Staples                                                            9.4
Energy                                                                      9.3
Financials                                                                 21.3
Health Care                                                                13.3
Industrials                                                                11.3
Information Technology                                                     15.1
Materials                                                                   3.0
Telecommunication Services                                                  3.0
Utilities                                                                   3.4
-------------------------------------------------------------------------------
Total                                                                     100.0%

Federal Tax Information:
At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $348,493
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $148,260
Gross tax depreciation of investments                                   (28,319)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                    $119,941
-------------------------------------------------------------------------------

EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
TECHNOLOGY FUND


                                                              NUMBER     VALUE
                                                            OF SHARES    (000S)
COMMON STOCKS - 99.5%
BIOTECHNOLOGY - 7.6%
    Amgen, Inc. *                                              79,800    $ 6,293
    Genentech, Inc. *                                          49,900      4,616
    Genzyme Corp. *                                            24,500      1,734
    Medimmune, Inc. *                                          65,000      2,276
    Millipore Corp. *                                          25,800      1,704
--------------------------------------------------------------------------------
                                                                          16,623
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 11.9%
    Accenture Ltd., Class A                                   229,200      6,617
    Automatic Data Processing, Inc.                           173,600      7,967
    Cognizant Technology Solutions Corp., Class A *            40,900      2,059
    Electronic Data Systems Corp.                              74,600      1,793
    First Data Corp.                                          157,200      6,761
    NAVTEQ Corp. *                                             20,469        898
--------------------------------------------------------------------------------
                                                                          26,095
--------------------------------------------------------------------------------
COMPUTERS - 13.6%
    Apple Computer, Inc. *                                     30,600      2,200
    Dell, Inc. *                                              201,800      6,052
    EMC Corp. of Massachusetts *                              471,700      6,424
    IBM Corp.                                                  78,900      6,486
    Network Appliance, Inc. *                                 197,000      5,319
    Seagate Technology *                                      168,400      3,366
--------------------------------------------------------------------------------
                                                                          29,847
--------------------------------------------------------------------------------
ELECTRONICS - 1.0%
    Flextronics International Ltd. *                          208,000      2,172
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 2.8%
    Medtronic, Inc.                                            79,700      4,588
    St. Jude Medical, Inc. *                                   33,400      1,677
--------------------------------------------------------------------------------
                                                                           6,265
--------------------------------------------------------------------------------
INTERNET - 9.1%
    eBay, Inc. *                                              175,400      7,586
    Google, Inc., Class A *                                    15,300      6,347
    Yahoo!, Inc. *                                            155,500      6,093
--------------------------------------------------------------------------------
                                                                          20,026
--------------------------------------------------------------------------------
SEMICONDUCTORS - 17.4%
    Advanced Micro Devices, Inc. *                             41,400      1,267
    Analog Devices, Inc.                                       30,500      1,094
    Applied Materials, Inc.                                   285,000      5,113
    Broadcom Corp., Class A *                                 164,300      7,747
    Intel Corp.                                               248,300      6,198
    Kla-Tencor Corp.                                           22,600      1,115
    Linear Technology Corp.                                    92,400      3,333
    Maxim Integrated Products, Inc.                            55,000      1,993
    Microchip Technology, Inc.                                 42,000      1,350
    National Semiconductor Corp.                               42,400      1,102
    QLogic Corp. *                                             20,000        650
    Texas Instruments, Inc.                                   190,000      6,093
    Xilinx, Inc.                                               50,000      1,260
--------------------------------------------------------------------------------
                                                                          38,315
--------------------------------------------------------------------------------
SOFTWARE - 20.0%
    Adobe Systems, Inc.                                        59,300      2,192
    Autodesk, Inc.                                             45,500      1,954
    BMC Software, Inc. *                                       56,700      1,162
    Cognos, Inc. *                                             25,000        868
    Computer Associates International, Inc.                    45,000      1,268
    Electronic Arts, Inc. *                                   122,800      6,423
    Intuit, Inc. *                                            123,300      6,572
    Microsoft Corp.                                           295,000      7,714
    Oracle Corp. *                                            543,300      6,634
    SAP A.G. ADR                                               74,500      3,358
    Sybase, Inc. *                                             53,200      1,163
    Symantec Corp. *                                          270,000      4,725
--------------------------------------------------------------------------------
                                                                          44,033
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 16.1%
    Alcatel S.A. ADR *                                         89,200      1,106
    Cisco Systems, Inc. *                                     461,400      7,899
    Corning, Inc. *                                            82,300      1,618
    Juniper Networks, Inc. *                                  211,000      4,705
    Motorola, Inc.                                            241,300      5,451
    Nokia OYJ ADR                                             355,800      6,511
    Nortel Networks Corp. *                                 2,000,000      6,120
    QUALCOMM, Inc.                                             43,300      1,866
--------------------------------------------------------------------------------
                                                                          35,276
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $176,720)                                                          218,652

EQUITY FUNDS 1 NORTHERN FUNDS QUARTLEY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)   (000S)
SHORT-TERM INVESTMENT- 0.9%
    Skandinaviska Enskildabanken, Grand Cayman,
     Eurodollar Time Deposit,
     4.19%, 1/3/06                                            $1,885   $  1,885
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-------------------------------------------------------------------------------
(COST $1,885)                                                             1,885
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.4%
-------------------------------------------------------------------------------
(COST $178,605)                                                         220,537
    Liabilities less Other Assets - (0.4)%                                 (841)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $219,696

*     Non-Income Producing Security

At December 31, 2005, the industry sectors for the Technology Fund were:


                                                                  % OF LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
    Biotechnology                                                           6.8%
    Communications Equipment                                               16.1
    Computers & Peripherals                                                13.9
    Electronic Equipment & Instruments                                      1.0
    Health Care & Equipment Supplies                                        3.6
    Information Technology Consulting & Services                           11.5
    Internet & Catalog Retail                                               3.5
    Internet Software & Services                                            5.7
    Semiconductor Equipment & Products                                     17.2
    Software                                                               20.5
    Other                                                                   0.2
--------------------------------------------------------------------------------
    Total                                                                 100.0%

Federal Tax Information:
At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)


Federal tax cost of investments                                        $178,605
-------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $ 47,444
Gross tax depreciation of investments                                    (5,512)
-------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 41,932
-------------------------------------------------------------------------------

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
ARIZONA TAX-EXEMPT FUND



                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
MUNICIPAL BONDS - 97.7%

ARIZONA - 91.8%
   Arizona School Facilities Board Revenue
     Bonds, State School Improvement,
     Prerefunded,
     5.25%, 7/1/12                                     $     3,000   $     3,281
     5.25%, 7/1/12                                           1,000         1,094
   Arizona State Transportation Board
     Highway Revenue Bonds, Prerefunded,
     5.75%, 7/1/09                                           2,390         2,578
   Arizona State University COP,
     Research Infrastructure Project
     (AMBAC Insured),
     5.00%, 9/1/30                                           2,000         2,087
   Arizona State University Revenue Bonds
     (FGIC Insured), Prerefunded,
     5.50%, 7/1/12                                           2,160         2,393
   Chandler Water & Sewerage Revenue
     Bonds (MBIA Insured),
     7.25%, 7/1/09                                             240           270
   Downtown Phoenix Hotel Corp.
     Revenue Bonds, Series B
     (FGIC Insured),
     5.00%, 7/1/36                                           1,500         1,557
   Glendale G.O. Revenue Bonds,
     2.00%, 7/1/18                                           2,600         2,009
   Glendale IDA Revenue Bonds, Series A,
     Midwestern University,
     4.50%, 5/15/06                                            390           392
     4.63%, 5/15/07                                            410           416
     4.75%, 5/15/08                                            425           436
   Maricopa County School District No. 8
     Osborn G.O. Bonds, Series A
     (FGIC Insured), Prerefunded,
     5.88%, 7/1/06                                           1,295         1,325
     5.88%, 7/1/06                                             705           721
   Maricopa County School District No. 8
     Osborn G.O. Refunding Bonds,
     (FGIC Insured),
     4.70%, 7/1/14                                           1,000         1,074
   Maricopa County Unified School District No.
     80 Chandler Capital Appreciation G.O.
     Refunding Bonds (FGIC Insured),
     0.00%, 7/1/09                                           1,000           884
   Maricopa County Unified School District No.
     89 Dysart G.O. Bonds, Series B, School
     Improvement Project of 2002
     (FSA Insured),
     5.25%, 7/1/15                                           1,600         1,760
   Mesa Utilities System Revenue Bonds
     (FGIC Insured),
     Prerefunded,
     5.00%, 7/1/09                                             930           980
     5.00%, 7/1/09                                           1,000         1,053
   Northern Arizona University Revenue
     Bonds, Systems (FGIC Insured),
     5.13%, 6/1/19                                             785           839
     5.13%, 6/1/20                                             770           818
   Phoenix Civic Improvement Corp. Excise
     TRB, Series A, Senior Lien, Municipal
     Courthouse Project,
     5.75%, 7/1/15                                           1,325         1,431
   Phoenix Civic Improvement Corp.
     Municipal Facilities Subordinate Excise
     TRB (FGIC Insured),
     5.75%, 7/1/15                                           1,000         1,098
   Phoenix Civic Improvement Corp.
     Wastewater System Revenue Bonds,
     Junior Lien (FGIC Insured), Prerefunded,
     6.25%, 7/1/10                                           1,000         1,124
   Phoenix Civic Improvement Corp.
     Wastewater System Revenue Bonds,
     Junior Lien (MBIA Insured),
     5.00%, 7/1/28                                           1,300         1,362
     5.00%, 7/1/29                                             400           419
   Phoenix Civic Improvement Corp.
     Water System Revenue Bonds,
     Junior Lien (FGIC Insured),
     5.50%, 7/1/15                                           2,000         2,203
     5.50%, 7/1/17                                           3,500         3,825
   Phoenix G.O. Bonds,
     4.50%, 7/1/22                                           1,000         1,006
   Phoenix G.O. Bonds, Series B,
     4.50%, 7/1/24                                           1,000         1,009
   Phoenix G.O. Bonds, Series B,
     Various Purpose,
     5.38%, 7/1/20                                           1,000         1,086
   Phoenix G.O. Refunding Bonds, Series A,
     4.50%, 7/1/15                                           1,500         1,531
   Phoenix G.O. Refunding Bonds, Series B,
     4.50%, 7/1/20                                           1,100         1,112
   Pima County G.O. Bonds (FSA Insured),
     4.00%, 7/1/14                                             750           757

FIXED INCOME FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
MUNICIPAL BONDS - 97.7% - CONTINUED

ARIZONA - 91.8% - (CONTINUED)
   Pima County Unified School District No. 12
     Sunnyside G.O. Bonds (FGIC Insured),
     Prerefunded,
     5.75%, 7/1/09                                     $     2,000   $     2,156
   Pima County Unified School District No. 6
     Marana G.O. Refunding Bonds
     (FGIC Insured),
     5.40%, 7/1/14                                           1,300         1,409
   Pinal County COP,
     5.00%, 12/1/29                                          1,500         1,534
   Prescott Valley Municipal Property Corp.
     Municipal Facilities Revenue Bonds
     (FGIC Insured),
     5.00%, 1/1/16                                             580           619
   Salt River Project Agricultural
     Improvement & Power District Electrical
     Systems Revenue Bonds, Series C,
     4.90%, 1/1/08                                             470           471
   Scottsdale Preservation Authority Excise
     TRB (FGIC Insured), Prerefunded,
     6.00%, 7/1/08                                             370           397
--------------------------------------------------------------------------------
                                                                          50,516
--------------------------------------------------------------------------------
PUERTO RICO - 5.9%
   Puerto Rico Commonwealth Infrastructure
     Financing Authority Special Obligation
     Bonds, Series A, Escrowed to Maturity,
     5.50%, 10/1/20                                          2,500         2,730
     5.50%, 10/1/40                                            500           539
--------------------------------------------------------------------------------
                                                                           3,269
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------------
(COST $51,137)                                                            53,785




                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
INVESTMENT COMPANIES - 0.0%
  AIM Tax Exempt Cash Fund                                   4,119             4
  Dreyfus Tax-Exempt Cash
    Management Fund                                          2,602             3
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
--------------------------------------------------------------------------------
(COST $7)                                                                      7



--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.7%
--------------------------------------------------------------------------------
(COST $51,144)                                                            53,792
  Other Assets less Liabilities - 2.3%                                     1,268
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $    55,060


At December 31, 2005, the industry sectors for the Arizona Tax-Exempt Fund were:


INDUSTRY SECTOR                                                 % OF INVESTMENTS
  Education                                                                 8.1%
  Facilities                                                                8.8
  General Obligation                                                       15.8
  Higher Education                                                         13.7
  School District                                                          17.3
  Special Obligation                                                        6.1
  Utilities                                                                 9.7
  Water                                                                    11.2
  All other sectors less than 5%                                            9.3
--------------------------------------------------------------------------------

    Total                                                                 100.0%


At December 31, 2005, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:



QUALITY DISTRIBUTION *                                                       %
  AAA                                                                      79.4%
  AA                                                                       15.2
  A                                                                         5.1
  Cash and Equivalents                                                      0.3
--------------------------------------------------------------------------------

    Total                                                                 100.0%


*  Standard & Poor's Rating Services


                          NORTHERN FUNDS QUARTERLY REPORT  2  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2005 (UNAUDITED)
ARIZONA TAX-EXEMPT FUND (continued)


Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                      $   51,144
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                $    2,704
Gross tax depreciation of investments                                       (56)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                  $    2,648
--------------------------------------------------------------------------------

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

IDA - Industrial Development Authority

MBIA - Municipal Bond Insurance Association

TRB - Tax Revenue Bonds

FIXED INCOME FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND



                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
MUNICIPAL BONDS - 96.9%

CALIFORNIA - 94.2%
  Antelope Valley California Union High
     School District Capital Appreciation G.O
     Revenue Bonds, Series B, Election 2002
     (MBIA Insured),
     0.00%, 8/1/29                                     $     3,500   $     1,130
  Arcade Water District Revenue COP
     (FGIC Insured), Prerefunded,
     5.00%, 11/1/07                                          1,000         1,052
  California Health Facilities Financing
     Authority Revenue Refunding Bonds,
     Cedars-Sinai Medical Center,
     5.00%, 11/15/13                                         1,000         1,061
  California Infrastructure & Economic
     Development Bank Revenue Bonds,
     Series A, Scripps Research Institute,
     5.75%, 7/1/30                                           1,000         1,052
  California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A, Prerefunded,
     6.00%, 5/1/12                                           1,500         1,717
  California State Economic Recovery
     Revenue Bonds, Series A,
     5.00%, 7/1/17                                             250           268
  California State G.O. Refunding Bonds
     (FGIC Insured),
     4.75%, 2/1/19                                           1,000         1,022
  California State Public Works Board Lease
     Revenue Refunding Bonds, Series A,
     Department of Corrections State Prisons
     (AMBAC Insured),
     5.25%, 12/1/13                                          1,350         1,492
  California State Public Works Board Lease
     Revenue Refunding Bonds, Series A,
     Trustees California State University,
     5.25%, 10/1/14                                          3,545         3,726
  California State Public Works Board Lease
     Revenue Refunding Bonds, Series D,
     Department of Corrections
     (MBIA Insured),
     5.00%, 12/1/16                                          1,770         1,907
  California State Public Works Board
     Revenue Refunding Bonds, Series H,
     Department of Corrections &
     Rehabilitation,
     5.00%, 6/1/19                                           2,000         2,115
  California Statewide Communities
     Development Authority Revenue COP,
     John Muir/Mount Diablo Health System
     (MBIA Insured),
     5.50%, 8/15/12                                          4,030         4,379
  California Statewide Communities
     Development Authority Student Housing
     Revenue Bonds, Series A, East Campus
     Apartments LLC (ACA Insured),
     5.00%, 8/1/12                                           1,775         1,869
  Contra Costa County Home Mortgage
     Revenue Bonds, GNMA Mortgage
     Backed Securities Program
     (Colld. by GNMA),
     Escrowed to Maturity,
     7.50%, 5/1/14                                           1,000         1,257
  Duarte Redevelopment Agency SFM
     Revenue Refunding Bonds, Series B,
     Mortgage Backed Securities Program
     (Colld. by FNMA), Escrowed to Maturity,
     6.88%, 10/1/11                                            950         1,109
  East Bay Regional Park District G.O
     Refunding Bonds,
     5.00%, 9/1/17                                             250           260
  Fremont-Newark Community College
     District G.O. Bonds, Series A
     (MBIA Insured),
     5.38%, 8/1/18                                           1,350         1,474
     5.38%, 8/1/19                                             625           682
  Glendale Unified School District G.O. Bonds,
     Series D (MBIA Insured),
     5.38%, 9/1/18                                           1,000         1,085
  Golden State Tobacco Securitization Corp.
     Revenue Bonds, Series A, Enhanced
     Asset Backed (AMBAC Insured),
     5.00%, 6/1/21                                           1,000         1,050
  Golden State Tobacco Securitization Corp.
     Tobacco Settlement Revenue Bonds,
     Series B, Enhanced Asset Backed,
     Escrowed to Maturity,
     2.88%, 6/1/08                                           1,800         1,783
     5.00%, 6/1/10                                           2,000         2,124
  Golden State Tobacco Securitization Corp.
     Tobacco Settlement Revenue Bonds,
     Series B, Enhanced Asset Backed,
     Prerefunded,
     5.38%, 6/1/06                                             750           756

FIXED INCOME FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
MUNICIPAL BONDS - 96.9% - CONTINUED

CALIFORNIA - 94.2% - (CONTINUED)
  Imperial Irrigation District COP,
     Electric Systems Project,
     6.50%, 11/1/07                                    $     2,000   $     2,111
  Los Angeles County Metropolitan
     Transportation Authority Sales Tax
     Revenue Refunding Bonds, Series B,
     Property A-First Tier
     (FSA Insured),
     4.75%, 7/1/15                                           1,250         1,298
  Los Angeles County Metropolitan
     Transportation Authority Sales Tax
     Revenue Refunding Bonds, Series B,
     Property A-First Tier
     (FSA Insured), Prerefunded,
     4.75%, 7/1/09                                             850           900
  Los Angeles Department of Water & Power
     Waterworks Revenue Bonds, Series C
     (MBIA Insured),
     5.00%, 7/1/29                                           1,300         1,359
  Los Angeles Unified School District G.O
     Bonds, Series E, Election of 1997
     (MBIA Insured), Prerefunded,
     5.50%, 7/1/12                                           1,060         1,177
  Los Angeles Wastewater Systems Revenue
     Refunding Bonds, Series D
     (FGIC Insured),
     4.70%, 11/1/19                                          1,000         1,000
  Metropolitan Water District of Southern
     California Waterworks Revenue Bonds,
     Series A, Prerefunded,
     5.50%, 7/1/09                                           1,350         1,462
  Modesto Wastewater Revenue Refunding
     Bonds, Series A (FSA Insured),
     5.25%, 11/1/18                                          2,625         2,883
  Oakland Joint Powers Financing Authority
     Lease Revenue Bonds, Oakland
     Administration Buildings
     (AMBAC Insured), Prerefunded,
     5.38%, 8/1/06                                           1,070         1,104
  Ohlone Community College District G.O
     Bonds, Series B (FSA Insured),
     5.00%, 8/1/20                                           1,000         1,071
  Orange County Water District Revenue COP,
     Series B (MBIA Insured),
     5.38%, 8/15/18                                          1,000         1,086
  Sacramento County Sanitation District
     Financing Authority Revenue Crossover
     Bonds, Series A,
     5.60%, 12/1/16                                            915           926
  San Francisco City & County Airport
     Commission International Airport
     Revenue Refunding Bonds, Second
     Series Issue 20 (MBIA Insured),
     4.75%, 5/1/15                                             500           514
  San Francisco City & County G.O. Bonds,
     Series A, Educational Facilities
     Community College Project,
     5.75%, 6/15/20                                            700           752
  San Gabriel Unified School District G.O
     Bonds (FSA Insured), Prerefunded,
     5.38%, 8/1/12                                           1,375         1,518
  San Gabriel Unified School District G.O
     Bonds, Series A (FSA Insured),
     5.38%, 8/1/18                                             180           196
  San Jose Airport Revenue Bonds,
     Series A (FGIC Insured),
     5.25%, 3/1/16                                           1,000         1,071
  San Marcos PFA Capital Appreciation
     Custom Receipts Revenue Bonds,
     Escrowed to Maturity,
     0.00%, 7/1/11                                           1,000           815
  San Mateo County Community College
     District G.O. Bonds, Series A, Election of
     2001 (FGIC Insured),
     5.00%, 9/1/21                                           1,000         1,058
  San Mateo County Transit District
     Revenue Bonds, Series A
     (MBIA Insured), Prerefunded,
     5.00%, 6/1/10                                             575           613
  Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A, Subregional
     Wastewater Project (FGIC Insured),
     4.75%, 9/1/16                                           1,000         1,020
  Southern California Public Power Authority
     Capital Appreciation Subordinate
     Revenue Refunding Bonds, Southtran
     Transmission Project,
     0.00%, 7/1/14                                           1,000           694
  Southern California Public Power Authority
     Power Project Revenue Bonds,
     6.75%, 7/1/12                                           2,100         2,430

                          NORTHERN FUNDS QUARTERLY REPORT  2  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (continued)



                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
MUNICIPAL BONDS - 96.9% - CONTINUED

CALIFORNIA - 94.2% - (CONTINUED)
  University of California Revenue Bonds,
     Series A, Limited Project (MBIA Insured),
     4.75%, 5/15/26                                    $     1,150   $     1,171
  University of California Revenue Bonds,
     Series B, Limited Project,
     4.75%, 5/15/38                                          1,750         1,760
  University of California Revenue Bonds,
     Series C (MBIA Insured),
     4.75%, 5/15/31                                          2,000         2,029
  Washington Township Healthcare District
     Revenue Bonds,
     4.50%, 7/1/07                                           1,005         1,016
     5.00%, 7/1/09                                             250           259
--------------------------------------------------------------------------------
                                                                          67,663
--------------------------------------------------------------------------------
PUERTO RICO - 1.5%
  Puerto Rico Electric Power Authority
     Revenue Refunding Bonds
     (MBIA Insured),
     5.00%, 7/1/18                                           1,000         1,100
--------------------------------------------------------------------------------
VIRGIN ISLANDS - 1.2%
  Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax Lien Notes,
     5.63%, 10/1/10                                            855           891
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------------
(COST $66,535)                                                            69,654

SHORT-TERM INVESTMENTS - 1.8%
  California State Department of Water
     Resources Power Supply VRDB,
     Series B-2 (BNP Paribas LOC),
     3.75%, 1/3/06                                             100           100
  California State Economic Recovery Bonds,
     Series C4 (State Gtd.),
     3.70%, 1/3/06                                             200           200
  California State G.O. Bonds, Kindergarten
     University, Series B-2
     (Citibank N.A. LOC),
     3.65%, 1/3/06                                             150           150
  California Statewide Communities
     Development Authority Revenue VRDB,
     Senior Living Facility
     (Sovereign Bank LOC),
     3.46%, 1/5/06                                             750           750
  Los Angeles Department of Water & Power
    Waterworks Revenue VRDB,
    Subseries B-1,
    3.55%, 1/5/06                                              100           100
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $1,300)                                                              1,300


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.7%
--------------------------------------------------------------------------------
(COST $67,835)                                                            70,954
  Other Assets less Liabilities - 1.3%                                       909
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $    71,863


At December 31, 2005, the industry sectors for the California Intermediate Tax-Exempt Fund were:


INDUSTRY SECTOR                                                % OF INVESTMENTS
Agriculture                                                                8.0%
Facilities                                                                 7.5
General Obligation                                                         7.6
Higher Education                                                          16.4
Medical                                                                    9.5
Power                                                                     11.5
School District                                                            7.2
Utilities                                                                 13.1
Water                                                                      5.2
All other sectors less than 5%                                            14.0
--------------------------------------------------------------------------------

    Total                                                                 100.0%


At December 31, 2005, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:


QUALITY DISTRIBUTION *                                                      %
AAA                                                                       65.9%
AA                                                                        11.0
A                                                                         20.0
BBB                                                                        1.3
Cash and Equivalents                                                       1.8
--------------------------------------------------------------------------------

Total                                                                    100.0%

*  Standard & Poor's Rating Services

FIXED INCOME FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)


Federal tax cost of investments                                     $     67,835
--------------------------------------------------------------------------------
Gross tax appreciation of investments                               $     3,145
Gross tax depreciation of investments                                       (26)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $     3,119
--------------------------------------------------------------------------------


With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA  - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

Colld. - Collateralized

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FNMA - Fannie Mae

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PFA - Public Finance Authority

SFM - Single Family Mortgage

VRDB - Variable Rate Demand Bonds


                          NORTHERN FUNDS QUARTERLY REPORT  4  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL BONDS - 97.0%

CALIFORNIA - 89.2%
  ABAG Finance Authority for Nonprofit
     Corps. COP, Channing House,
     4.65%, 2/15/06                                    $       185   $       185
  Alameda County Unified School District
     Capital Appreciation G.O. Bonds,
     Series A (FSA Insured),
     0.00%, 8/1/29                                           2,000           649
  Alameda County Water District Revenue
     Refunding Bonds (MBIA Insured),
     4.75%, 6/1/20                                           2,000         2,036
  Anaheim PFA Revenue Bonds, Electric
     System Distributing Facilities
     (MBIA Insured),
     5.00%, 10/1/28                                          2,000         2,078
  Anaheim PFA Tax Allocation Revenue
     Bonds, Series A, Redevelopment Project
     (MBIA Insured),
     5.25%, 2/1/18                                             250           260
  Anaheim Union High School District
     Capital Appreciation G.O. Bonds,
     Election 2002 (MBIA Insured),
     0.00%, 8/1/28                                             575           197
  Aztec Shops Ltd. Auxiliary Organization
     Student Housing Revenue Bonds,
     San Diego State University,
     6.00%, 9/1/31                                           2,000         2,119
  Beverly Hills Unified School District G.O.
     Bonds, Series A,
     Prerefunded,
     5.38%, 8/1/12                                           1,370         1,512
  California Educational Facilities Authority
     Capital Appreciation Revenue Bonds,
     Loyola Marymount (MBIA Insured),
     Prerefunded,
     0.00%, 10/1/09                                          4,435         1,177
     0.00%, 10/1/09                                          3,435           800
  California Health Facilities Finance
     Authority Revenue Refunding Bonds,
     Series A, Cedars-Sinai Medical Center,
     Prerefunded,
     6.13%, 12/1/09                                          3,350         3,721
  California Infrastructure & Economic
     Development Bank Revenue Bonds,
     Series A, Scripps Research Institute,
     5.75%, 7/1/30                                             250           263
  California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A, Prerefunded,
     6.00%, 5/1/12                                             500           572
  California State G.O. Bonds,
     5.13%, 6/1/24                                           2,000         2,079
  California State G.O. Refunding Bonds
     (FGIC Insured),
     4.75%, 2/1/29                                           1,000         1,007
  California State G.O. Refunding Bonds,
     4.38%, 10/1/17                                          1,390         1,400
  California State Public Works Board Lease
     Revenue Bonds, Series A, Department of
     Corrections (AMBAC Insured),
     5.50%, 1/1/14                                           1,300         1,326
  California State Public Works Board Lease
     Revenue Refunding Bonds, Series B,
     Various Community College Project
     (AMBAC Insured),
     5.63%, 3/1/16                                           1,000         1,024
  California State Public Works Board Lease
     Revenue Refunding Bonds, Series D,
     Department of Corrections
     (MBIA Insured),
     5.00%, 12/1/16                                            750           808
  California State Public Works Board Lease
     Revenue Refunding Bonds, Series H,
     Department of Corrections &
     Rehabilitation,
     5.00%, 6/1/19                                             500           529
  California State University Foundation
     Revenue Bonds, Series A, Sacramento
     Auxiliary (MBIA Insured), Prerefunded,
     5.50%, 10/1/12                                            500           556
     5.50%, 10/1/12                                            500           556
  California Statewide Communities
     Development Authority Student Housing
     Revenue Bonds, Series A, East Campus
     Apartments LLC (ACA Insured),
     5.63%, 8/1/34                                           1,000         1,054
  Del Mar Race Track Authority Revenue
     Bonds,
     5.00%, 8/15/11                                          1,000         1,051
  Dry Creek Joint Elementary School District
     Capital Appreciation G.O. Bonds,
     Series A (FSA Insured),
     0.00%, 8/1/09                                             400           353

FIXED INCOME FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
MUNICIPAL BONDS - 97.0% - CONTINUED

CALIFORNIA - 89.2% - (CONTINUED)
  East Bay Municipal Utilities District Water
     System Revenue Bonds (MBIA Insured),
     5.00%, 6/1/26                                     $     1,000   $     1,035
  East Bay Municipal Utilities District Water
     System Revenue Bonds (MBIA Insured),
     Prerefunded,
     4.75%, 6/1/08                                           1,000         1,046
  East Bay Regional Park District G.O.
     Refunding Bonds,
     5.00%, 9/1/17                                           2,250         2,343
  Fillmore Unified School District Capital
     Appreciation G.O. Bonds, Series A
     (FGIC Insured),
     0.00%, 7/1/10                                             515           438
  Folsom G.O. Bonds, Series D, School
     Facilities Project (FGIC Insured),
     5.70%, 8/1/13                                             200           211
  Fremont-Newark Community College
     District G.O. Bonds, Series A
     (MBIA Insured),
     5.38%, 8/1/19                                             750           819
  Glendale Unified School District G.O.
     Bonds, Series D (MBIA Insured),
     5.38%, 9/1/18                                             665           722
  Golden State Tobacco Securitization Corp.
     Revenue Bonds, Series A, Enhanced
     Asset Backed,
     5.00%, 6/1/45                                           2,000         2,012
  Golden State Tobacco Securitization Corp.
     Revenue Bonds, Series B, Enhanced
     Asset Backed, Prerefunded,
     5.38%, 6/1/10                                           2,220         2,392
     5.63%, 6/1/13                                           2,000         2,240
  Imperial Irrigation District COP,
     Electric Systems Project,
     6.50%, 11/1/07                                          1,600         1,689
  Imperial Irrigation District Refunding COP,
     Electric Systems Project (MBIA Insured),
     5.20%, 11/1/09                                            200           213
  Lemoore Union High School District G.O.
     Bonds (AMBAC Insured),
     6.00%, 1/1/12                                             200           227
  Los Angeles County Metropolitan
     Transportation Authority Sales TRB,
     Series B, Property A-First Tier
     (FSA Insured),
     4.75%, 7/1/15                                           1,750         1,817
  Los Angeles County Metropolitan
     Transportation Authority Sales TRB,
     Series B, Property A-First Tier
     (FSA Insured), Prerefunded,
     4.75%, 7/1/09                                           1,150         1,217
  Los Angeles Department of Water & Power
     Waterworks Revenue Bonds, Series C
     (MBIA Insured),
     5.00%, 7/1/29                                           1,500         1,568
  Los Angeles Harbor Department Revenue
     Bonds, Escrowed to Maturity,
     7.60%, 10/1/18                                             35            43
  Modesto Irrigation District Refunding COP,
     Series B, Capital Improvements Projects,
     5.30%, 7/1/22                                           1,720         1,721
  Monrovia Unified School District Capital
     Appreciation G.O. Bonds, Series A
     (MBIA Insured),
     0.00%, 8/1/10                                             720           609
  New Haven Unified School District G.O.
     Refunding Bonds (FSA Insured),
     5.75%, 8/1/20                                             320           356
  Oakland G.O. Bonds, Measure I
     (FGIC Insured), Prerefunded,
     5.60%, 12/15/06                                           200           208
  Perris Unified High School District Capital
     Appreciation G.O. Bonds, Series B
     (FGIC Insured),
     0.00%, 9/1/26                                           1,000           388
  Placentia-Yorba Linda Unified School
     District G.O. Bonds, Series A
     (FGIC Insured),
     5.38%, 8/1/21                                           1,000         1,085
  Rio Hondo Community College District G.O.
     Bonds, Series A, School Facilities
     Construction & Improvement
     (MBIA Insured), Prerefunded,
     5.25%, 8/1/14                                           2,000         2,222
  Sacramento City Financing Authority
     Revenue Bonds, Series A, Capital
     Improvement (AMBAC Insured),
     5.00%, 12/1/32                                          1,720         1,848
  Sacramento County Sanitation District
     Financing Authority Revenue Bonds,
     Series A,
     5.60%, 12/1/16                                            305           309

                          NORTHERN FUNDS QUARTERLY REPORT  2  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND (continued)


                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
MUNICIPAL BONDS - 97.0% - CONTINUED

CALIFORNIA - 89.2% - (CONTINUED)
  San Francisco City & County Airport
     Commission International Airport
     Revenue Refunding Bonds, Second
     Series Issue 20 (MBIA Insured),
     4.75%, 5/1/15                                     $     1,000   $     1,028
  San Francisco City & County G.O. Bonds,
     Series A, Educational Facilities
     Community College Project,
     5.75%, 6/15/20                                          1,200         1,288
  San Francisco State Building Authority
     Lease Revenue Refunding Bonds,
     Series A, Department of General
     Services,
     5.00%, 10/1/13                                          4,250         4,547
  San Gabriel Unified School District G.O.
     Bonds, Series A (FSA Insured),
     5.38%, 8/1/19                                             200           218
     5.38%, 8/1/20                                             225           244
  San Gabriel Unified School District G.O.
     Bonds, Series A (FSA Insured),
     Prerefunded,
     5.38%, 8/1/12                                           1,550         1,711
     5.38%, 8/1/12                                           1,730         1,910
  San Jose Airport Revenue Bonds,
     Series A (FGIC Insured),
     5.25%, 3/1/16                                             440           471
  San Jose G.O. Bonds, Libraries & Public
     Safety Project,
     4.25%, 9/1/23                                           1,270         1,247
  San Jose Unified School District Santa
     Clara County G.O. Bonds, Series A
     (FSA Insured),
     5.38%, 8/1/19                                             500           546
  San Mateo County Transit District Revenue
     Bonds, Series A (MBIA Insured),
     Prerefunded,
     4.50%, 6/1/10                                           1,225         1,282
     5.00%, 6/1/10                                             500           533
  Santa Margarita-Dana Point Authority
     Revenue Bonds, Series B, California
     Improvements Districts 3, 3a, 4, & 4a
     (MBIA Insured),
     7.25%, 8/1/09                                           1,150         1,299
  Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A
     (FGIC Insured),
     5.25%, 9/1/16                                              35            39
  Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A, Subregional
     Wastewater Project (FGIC Insured),
     4.75%, 9/1/16                                             200           204
  South Placer Wastewater Authority
     Revenue Bonds, Series A (FGIC Insured),
     Prerefunded,
     5.00%, 11/1/10                                          2,410         2,604
  Torrance Hospital Revenue Bonds,
     Series A, Torrance Memorial
     Medical Center,
     6.00%, 6/1/22                                             500           547
  University of California Revenue Bonds,
     Series B, Limited Project,
     4.75%, 5/15/38                                          1,250         1,257
  University of California Revenue Bonds,
     Series C (MBIA Insured),
     4.75%, 5/15/31                                          1,000         1,014
  University of California Revenue Bonds,
     Series Q, Multiple Purpose Projects
     (FSA Insured),
     5.00%, 9/1/31                                           2,000         2,080
  Vista Unified School District G.O. Bonds,
     Series A (FSA Insured),
     5.38%, 8/1/16                                             100           110
     5.38%, 8/1/17                                             190           207
  Vista Unified School District G.O. Bonds,
     Series A (FSA Insured), Prerefunded,
     5.38%, 8/1/12                                             400           442
  Walnut Valley Unified School District G.O.
     Refunding Bonds, Series A
     (MBIA Insured),
     7.20%, 2/1/16                                           1,000         1,209
  Washington Township Healthcare District
     Revenue Bonds,
     5.00%, 7/1/09                                             405           419
     5.00%, 7/1/11                                             500           518
     5.00%, 7/1/12                                           1,270         1,312
--------------------------------------------------------------------------------
                                                                          84,376
--------------------------------------------------------------------------------
PUERTO RICO - 6.4%
  Puerto Rico Commonwealth Highway &
     Transportation Authority Revenue Bonds,
     Series B (MBIA Insured), Prerefunded,
     5.75%, 7/1/10                                           1,600         1,758

FIXED INCOME FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
MUNICIPAL BONDS - 97.0% - CONTINUED

PUERTO RICO - 6.4% - (CONTINUED)
  Puerto Rico Commonwealth Infrastructure
     Financing Authority Special Obligation
     Bonds, Series A, Escrowed to Maturity,
     5.50%, 10/1/40                                    $     4,000   $     4,317
--------------------------------------------------------------------------------
                                                                           6,075
--------------------------------------------------------------------------------
VIRGIN ISLANDS - 1.4%
  Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax Lien Note,
     5.63%, 10/1/10                                          1,280         1,333
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------------
(COST $85,390)                                                            91,784


SHORT-TERM INVESTMENTS - 1.8%
  California State Department of Water
     Resources Power Supply VRDB,
     Series C-7 (FSA Insured),
     3.53%, 1/5/06                                             770           770
  California State G.O. VRDB, Series B-2,
     Kindergarten University,
     (Citibank N.A. LOC),
     3.65%, 1/3/06                                             500           500
  Los Angeles Department of Water & Power
     Waterworks Revenue VRDB,
     Subseries B-1,
     3.55%, 1/5/06                                             450           450
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $1,720)                                                              1,720



--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.8%
--------------------------------------------------------------------------------
(COST $87,110)                                                            93,504
        Other Assets less Liabilities - 1.2%                               1,168
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $    94,672

At December 31, 2005, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
Agriculture                                                                 7.1%
Facilities                                                                  7.2
General                                                                     6.1
General Obligation                                                         11.9
Higher Education                                                           12.6
Medical                                                                     7.0
Power                                                                       7.5
School District                                                            14.0
Transportation                                                              7.1
Utilities                                                                   5.6
All other sectors less than 5%                                             13.9
--------------------------------------------------------------------------------

    Total                                                                 100.0%

At December 31, 2005, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                       %
AAA                                                                        60.8%
AA                                                                         10.6
A                                                                          21.9
BBB                                                                         5.0
Cash and Equivalents                                                        1.7
--------------------------------------------------------------------------------

Total                                                                     100.0%

*   Standard & Poor's Rating Services


Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $ 87,110
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $  6,410
Gross tax depreciation of investments                                       (16)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $  6,394
--------------------------------------------------------------------------------


                          NORTHERN FUNDS QUARTERLY REPORT  4  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2005 (UNAUDITED)
CALIFORNIA TAX-EXEMPT FUND (continued)


With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments Assurance Corp.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bond



FIXED INCOME FUNDS  5  NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
FIXED INCOME FUND

                                                          NUMBER         VALUE
                                                         OF SHARES      (000S)
PREFERRED STOCKS - 1.3%

DIVERSIFIED FINANCIAL SERVICES - 0.8%
  Merrill Lynch & Co., Inc.                                240,000   $     6,120
--------------------------------------------------------------------------------
INSURANCE - 0.5%
  Metlife, Inc.                                            163,200         4,230
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
--------------------------------------------------------------------------------
(COST $10,153)                                                            10,350



                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
ASSET-BACKED SECURITIES - 20.1%

AUTOMOBILE - 6.3%
  Carmax Auto Owner Trust,
     Series 2005-2, Class A3,
     4.21%, 1/15/10                                    $     5,715         5,652
  Chase Manhattan Auto Owner Trust,
     Series 2005-A, Class A3,
     3.87%, 6/15/09                                          3,715         3,664
  Daimler Chrysler Auto Trust,
     Series 2005-A, Class A4,
     3.74%, 2/8/10                                           7,815         7,653
  Honda Auto Receivables Owner Trust,
     Series 2004-2, Class A3,
     3.30%, 6/16/08                                          3,085         3,052
  Honda Auto Receivables Owner Trust,
     Series 2005-3, Class A3,
     3.87%, 4/20/09                                          3,960         3,903
  Navistar Financial Corp. Owner Trust,
     Series 2004-B, Class A3,
     3.13%, 5/15/09                                          3,235         3,162
  Nissan Auto Receivables Owner Trust,
     Series 2005-A, Class A4,
     3.82%, 7/15/10                                          7,775         7,606
  USAA Auto Owner Trust,
     Series 2005-4, Class A4,
     4.89%, 8/15/12                                          7,911         7,930
  WFS Financial Owner Trust,
     Series 2004-2, Class A4,
     3.54%, 11/21/11                                         3,425         3,366
  WFS Financial Owner Trust,
     Series 2005-3, Class A3A,
     4.25%, 6/17/10                                          5,030         4,980
--------------------------------------------------------------------------------
                                                                          50,968
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SERVICES - 11.9%
  Banc of America Commercial Mortgage,
     Inc., Series 2004-5, Class A2,
     4.18%, 11/10/41                                         4,810         4,673
  Banc of America Commercial Mortgage,
     Inc., Series 2004-6, Class A5,
     4.81%, 12/10/42                                         4,405         4,295
  Bear Stearns Commercial Mortgage
     Securities, Series 2004-PWR3, Class A4,
     4.72%, 2/11/41                                          6,410         6,230
  Bear Stearns Commercial Mortgage
     Securities, Series 2005-PWR9, Class A2,
     4.74%, 9/11/42                                          5,465         5,384
  Chase Manhattan Bank-First Union National Bank,
     Series 1999-1, Class A2,
     7.44%, 8/15/31                                          5,025         5,393
  Citigroup Commercial Mortgage Trust,
     Series 2004-C1, Class A4,
     5.29%, 4/15/40                                          3,935         3,998
  Commercial Mortgage Acceptance Corp.,
     Series 1998-C2, Class A3,
     6.04%, 9/15/30                                          5,319         5,440
  Credit Suisse First Boston Mortgage
     Securities Corp., Series 2002-CKN2,
     Class A3,
     6.13%, 4/15/37                                          2,375         2,493
  DLJ Commercial Mortgage Corp.,
     Series 1998-CF2, Class A1B,
     6.24%, 11/12/31                                         2,220         2,288
  DLJ Commercial Mortgage Corp.,
     Series 1999-CG1, Class A1B,
     6.46%, 3/10/32                                          2,915         3,034
  GMAC Commercial Mortgage Securities,
     Inc., Series 2002-C3, Class A2,
     4.93%, 7/10/39                                          2,555         2,529
  Greenwich Capital Commercial Funding Corp.,
     Series 2005-GG3, Class A2,
     4.31%, 8/10/42                                          2,155         2,098
  JP Morgan Chase Commercial Mortgage
     Securities Corp., Series 2004-C2,
     Class A3,
     5.21%, 5/15/41                                          3,735         3,761
  JP Morgan Chase Commercial Mortgage
     Securities Corp., Series 2005-LDP1,
     Class A2,
     4.63%, 3/15/46                                          3,785         3,727

FIXED INCOME FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)



                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                         (000S)        (000S)

ASSET-BACKED SECURITIES - 20.1% - CONTINUED

COMMERCIAL MORTGAGE SERVICES - 11.9% - (CONTINUED)
   LB Commercial Conduit Mortgage Trust,
     Series 1998-C1, Class A3,
     6.48%, 2/18/30                                    $     7,296   $     7,459
   LB-UBS Commercial Mortgage Trust,
     Series 2005-C5, Class A2,
     4.89%, 9/15/30                                          5,795         5,753
   Merrill Lynch Mortgage Trust,
     Series 2004-BPC1, Class A2,
     4.07%, 10/12/41                                         4,955         4,794
   Morgan Stanley Capital I,
     Series 2004-IQ7, Class A4,
     5.43%, 6/15/38                                          5,675         5,790
   Morgan Stanley Capital I,
     Series 2005-IQ9, Class A5,
     4.70%, 7/15/56                                          6,025         5,842
   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP1, Class A4,
     6.66%, 2/15/33                                          3,300         3,513
   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP3, Class A4,
     6.39%, 7/15/33                                          2,300         2,433
   Wachovia Bank Commercial Mortgage Trust,
     Series 2003-C6, Class A4,
     5.13%, 8/15/35                                          4,360         4,354
--------------------------------------------------------------------------------
                                                                          95,281
--------------------------------------------------------------------------------
CREDIT CARD - 1.1%
   Bank One Issuance Trust, Series 2003-A9, Class 9,
     3.86%, 6/15/11                                          3,725         3,634
   Citibank Credit Card Issuance Trust,
     Series 2003-A3, Class A3,
     3.10%, 3/10/10                                          3,300         3,183
   Citibank Credit Card Issuance Trust,
     Series 2003-A8, Class A8,
     3.50%, 8/16/10                                          2,020         1,955
--------------------------------------------------------------------------------
                                                                           8,772
--------------------------------------------------------------------------------
HOME EQUITY - 0.3%
   GMAC Mortgage Corp. Loan Trust,
     Series 2004-HE5, Class A2,
     3.69%, 9/25/34                                          2,400         2,380

WHOLE LOAN - 0.5%
   PNC Mortgage Securities Corp.,
     Collateral Strip Rate, Series 1996-PR1,
     Class A, (1)
     0.00%, 4/28/27                                              7             7
   Washington Mutual, Inc.,
     Series 2003-AR7, Class A5,
     3.07%, 8/25/33                                          3,715         3,649
--------------------------------------------------------------------------------
                                                                           3,656
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
(COST $163,962)                                                          161,057
--------------------------------------------------------------------------------

CORPORATE BONDS - 29.8%

AGRICULTURE - 0.2%
   Bunge Ltd. Finance Corp.,
     5.88%, 5/15/13                                          1,355         1,396
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.6%
   DaimlerChrysler N.A. Holding Corp.,
     8.50%, 1/18/31                                          4,310         5,215
--------------------------------------------------------------------------------
BANKS - 0.4%
   RBS Capital Trust III,
     5.51%, 9/29/49                                          3,590         3,569
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 21.1%
   American General Finance Corp.,
     5.38%, 10/1/12                                          5,215         5,241
   Capital One Bank,
     4.88%, 5/15/08                                          4,820         4,800
   Dow Jones CDX HY, Series 5-T1, (2)
     8.75%, 12/29/10                                        36,383        36,519
   Dow Jones CDX HY, Series 5-T2, (1) (2)
     7.25%, 12/29/10                                        33,750        33,370
   Dow Jones CDX HY, Series 5-T3, (1) (2)
     8.25%, 12/29/10                                        11,660        11,689
   General Electric Capital Corp.,
     4.13%, 3/4/08                                          21,796        21,464
   General Motors Acceptance Corp.,
     6.88%, 9/15/11                                          8,320         7,587
   HSBC Finance Corp.,
     6.38%, 11/27/12                                         1,155         1,227
     4.75%, 7/15/13                                          2,735         2,642
   International Lease Finance Corp.,
     3.75%, 8/1/07                                             565           555
     5.00%, 9/15/12                                          5,475         5,387
   JPMorgan Chase & Co.,
     5.15%, 10/1/15                                          5,505         5,427
   Morgan Stanley,
     4.75%, 4/1/14                                           1,935         1,856

                          NORTHERN FUNDS QUARTERLY REPORT  2  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
FIXED INCOME FUND (continued)


                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                           (000S)      (000S)
CORPORATE BONDS - 29.8% - CONTINUED

DIVERSIFIED FINANCIAL SERVICES - 21.1% - (CONTINUED)
   Nelnet, Inc.,
     5.13%, 6/1/10                                       $   8,095   $   7,959
   Power Receivable Finance LLC, (1) (2)
     6.29%, 1/1/12                                           1,544       1,570
   TRAINS, (2)
     7.65%, 6/15/15                                         21,512      22,104
------------------------------------------------------------------------------
                                                                       169,397
------------------------------------------------------------------------------
ELECTRIC - 1.1%
   Exelon Corp.,
     4.90%, 6/15/15                                          5,250       5,011
   Power Contract Financing LLC, (1) (2)
     5.20%, 2/1/06                                             206         206
   TXU Energy Co. LLC,
     7.00%, 3/15/13                                          3,435       3,661
------------------------------------------------------------------------------
                                                                         8,878
------------------------------------------------------------------------------
FOOD - 0.0%
   Dole Food Co., Inc.,
     8.88%, 3/15/11                                             82          84
------------------------------------------------------------------------------
MEDIA - 2.0%
   Comcast Corp.,
     4.95%, 6/15/16                                          5,695       5,372
   News America, Inc., (1) (2)
     6.40%, 12/15/35                                         4,425       4,460
   Time Warner Entertainment Co.,
     8.38%, 3/15/23                                          5,090       5,886
------------------------------------------------------------------------------
                                                                        15,718
------------------------------------------------------------------------------
OIL & GAS - 1.9%
   Devon Financing Corp.,
     7.88%, 9/30/31                                          3,500       4,447
   Pemex Project Funding Master Trust,
     7.38%, 12/15/14                                         2,370       2,633
   Premcor Refining Group (The), Inc.,
     9.50%, 2/1/13                                           1,910       2,129
     6.75%, 5/1/14                                           6,050       6,355
------------------------------------------------------------------------------
                                                                        15,564
------------------------------------------------------------------------------
REAL ESTATE - 0.5%
   EOP Operating LP,
     7.00%, 7/15/11                                          3,600       3,853
------------------------------------------------------------------------------
REITS - 0.7%
   Simon Property Group LP, (1) (2)
     5.38%, 6/1/11                                           5,315       5,328
------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.3%
   Sprint Capital Corp.,
     7.63%, 1/30/11                                            900         993
     6.88%, 11/15/28                                         2,180       2,382
   Verizon Global Funding Corp.,
     5.85%, 9/15/35                                          3,380       3,257
   Verizon New Jersey, Inc.,
     5.88%, 1/17/12                                          2,115       2,134
   Verizon of New England, Inc.,
     6.50%, 9/15/11                                          1,600       1,641
------------------------------------------------------------------------------
                                                                        10,407
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
------------------------------------------------------------------------------
(COST $239,601)                                                        239,409


FOREIGN ISSUER BONDS - 2.7%

BANKS - 1.3%
   Resona Bank Ltd., (1) (2)
     5.85%, 9/29/49                                          5,950       5,925
   Sumitomo Mitsui Banking Corp., (1) (2)
     5.63%, 7/29/49                                          4,725       4,707
------------------------------------------------------------------------------
                                                                        10,632
------------------------------------------------------------------------------
OIL & GAS - 0.1%
   Anadarko Finance Co.,
     7.50%, 5/1/31                                             900       1,103
------------------------------------------------------------------------------
SEMICONDUCTORS - 0.5%
   Chartered Semiconductor
     Manufacturing Ltd.,
     5.75%, 8/3/10                                           3,925       3,911
------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.8%
   Telecom Italia Capital S.A.,
     5.25%, 10/1/15                                          6,250       6,071
------------------------------------------------------------------------------
TOTAL FOREIGN ISSUER BONDS
------------------------------------------------------------------------------
(COST $21,829)                                                          21,717


U.S. GOVERNMENT AGENCIES - 33.5% (4)

FANNIE MAE - 29.7%
   Pool #255452,
     5.50%, 10/1/19                                          9,388       9,449
   Pool #255698,
     5.50%, 4/1/20                                             446         448
   Pool #535714,
     7.50%, 1/1/31                                             305         319

FIXED INCOME FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)



                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
U.S. GOVERNMENT AGENCIES - 33.5%(4) - CONTINUED

FANNIE MAE - 29.7% - (CONTINUED)
     Pool #535982,
       7.50%, 5/1/31                                $       773   $       811
     Pool #545003,
       8.00%, 5/1/31                                         24            25
     Pool #545437,
       7.00%, 2/1/32                                        687           717
     Pool #545556
       7.00%, 4/1/32                                        458           478
     Pool #545757,
       7.00%, 6/1/32                                      3,277         3,421
     Pool #555189,
       7.00%, 12/1/32                                     2,358         2,461
     Pool #581806,
       7.00%, 7/1/31                                      1,014         1,059
     Pool #725424,
       5.50%, 4/1/34                                     34,491        34,238
     Pool #725773,
       5.50%, 9/1/34                                     10,954        10,857
     Pool #725787,
       5.00%, 9/1/19                                     21,919        21,696
     Pool #739433,
       5.00%, 10/1/18                                       674           667
     Pool #796371,
       5.00%, 10/1/19                                       324           321
     Pool #796457,
       6.00%, 9/1/34                                     15,989        16,140
     Pool #797773,
       5.00%, 3/1/20                                      2,415         2,390
     Pool #813882,
       4.50%, 6/1/20                                     22,146        21,550
     Pool #814661,
       6.50%, 12/1/31                                     1,811         1,862
     Pool #814782,
       7.00%, 4/1/35                                        121           126
     Pool #832443,
       5.00%, 9/1/35                                     30,506        29,560
     Pool #838467,
       5.00%, 9/1/35                                      1,565         1,517
     Pool #844800,
       5.00%, 10/1/35                                    10,561        10,233
     Pool TBA, (3)
       5.50%, 11/8/18                                     9,030         9,084
       6.00%, 1/15/29                                    15,125        15,262
       5.00%, 1/1/34                                     14,495        14,042
       5.50%, 12/31/64                                   29,560        29,264
-----------------------------------------------------------------------------
                                                                      237,997
-----------------------------------------------------------------------------
FREDDIE MAC GOLD - 2.7%
     Pool #C00910,
       7.50%, 1/1/30                                      1,106         1,161
     Pool #C70139,
       6.50%, 8/1/32                                        804           826
     Pool #G01781,
       6.50%, 12/1/34                                     3,327         3,411
     Pool #G01824,
       6.50%, 4/1/35                                      4,492         4,604
     Pool TBA,(3)
       6.50%, 1/1/29                                     11,425        11,707
-----------------------------------------------------------------------------
                                                                       21,709
-----------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.1%
     Pool #595091,
       6.00%, 10/15/32                                    3,002         3,078
     Pool #627123,
       5.50%, 3/15/34                                     5,524         5,562
-----------------------------------------------------------------------------
                                                                        8,640
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
-----------------------------------------------------------------------------
(COST $271,299)                                                       268,346

U.S. GOVERNMENT OBLIGATIONS - 7.6%

U.S. TREASURY BONDS - 2.8%
     6.75%, 8/15/26                                       3,039         3,892
     5.50%, 8/15/28                                       6,700         7,533
     6.25%, 5/15/30                                       8,720        10,830
-----------------------------------------------------------------------------
                                                                       22,255
-----------------------------------------------------------------------------
U.S. TREASURY NOTES - 4.8%
     4.25%, 11/30/07                                     29,273        29,187
     3.75%, 5/15/08                                         472           465
     4.38%, 11/15/08                                      3,682         3,683

                          NORTHERN FUNDS QUARTERLY REPORT  4  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
FIXED INCOME FUND (continued)


                                                    PRINCIPAL
                                                      AMOUNT        VALUE
                                                      (000S)        (000S)
U.S. GOVERNMENT OBLIGATIONS - 7.6% - CONTINUED

U.S. TREASURY NOTES - 4.8% - (CONTINUED)
     4.50%, 11/15/15                                $     5,130   $     5,172
-----------------------------------------------------------------------------
                                                                       38,507
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
-----------------------------------------------------------------------------
(COST $60,156)                                                         60,762



                                                         NUMBER     VALUE
                                                        OF SHARES   (000S)
WARRANT - 0.0%
  Leap Wireless International, Exp. 4/15/10 (2)*            500            --
-----------------------------------------------------------------------------
TOTAL WARRANT
-----------------------------------------------------------------------------
(COST $5)                                                                  --



                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
SHORT-TERM INVESTMENT - 14.2%
  Skandinaviska Enskildabanken, Grand Cayman,
    Eurodollar Time Deposit,
    4.19%, 1/3/06                                    $   113,889        113,889
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-------------------------------------------------------------------------------
(COST $113,889)                                                         113,889

-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 109.2%
-------------------------------------------------------------------------------
(COST $880,894)                                                         875,530
    Liabilities less Other Assets - (9.2)%                              (73,437)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $   802,093


(1) Restricted security has been deemed illiquid. At December 31, 2005, the value of these restricted illiquid securities amounted to approximately $67,262,000 or 8.4% of net assets. Additional information on each holding is as follows:


                                                                  ACQUISITION
                                                ACQUISITION          COST
   SECURITY                                        DATE             (000S)
Dow Jones CDX HY, Series 5-T2,
7.25%, 12/29/10                               10/6/05-11/3/05   $        33,370

Dow Jones CDX HY, Series 5-T3,
8.25%, 12/29/10                                      12/14/05            11,645

News America, Inc.,
6.40%, 12/15/35                                      12/20/05             4,417

PNC Mortgage Securities Corp., 0.00%,
4/28/27                                               11/6/01                 7

Power Contract Financing LLC,
5.20%, 2/1/06                                         6/11/03               206

Power Receivable Finance LLC,
6.29%, 1/1/12                                         9/30/03             1,544

Resona Bank Ltd.,
5.85%, 9/29/49                                         9/8/05             5,946

Simon Property Group LP,
5.38%, 6/1/11                                         11/8/05             5,288

Sumitomo Mitsui Banking Corp.,
5.63%, 7/29/49                                        7/15/05             4,700
-------------------------------------------------------------------------------

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(3) When-Issued Security

(4) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

*   Non-Income Producing Security

FIXED INCOME FUNDS  5  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

At December 31, 2005, the credit quality distribution for the Fixed Income Fund as a percentage of investments including cash was:


QUALITY DISTRIBUTION *                                                       %
 AAA                                                                       69.2%
 AA                                                                         0.8
 A                                                                          5.8
 BBB                                                                        9.9
 BB                                                                         8.1
 B or Lower                                                                 6.2
--------------------------------------------------------------------------------

Total                                                                     100.0%

*   Standard & Poor's Rating Services


Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)


Federal tax cost of investments                                      $   880,894
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                $     2,973
Gross tax depreciation of investments                                     (8,337)
-------------------------------------------------------------------------------
Net tax depreciation of investments                                  $    (5,364)
-------------------------------------------------------------------------------

                          NORTHERN FUNDS QUARTERLY REPORT  6  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
FLORIDA INTERMEDIATE TAX-EXEMPT FUND


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL BONDS - 71.3%

FLORIDA - 66.7%
  Broward County Airport System Revenue
     Bonds, Series L (AMBAC Insured),
     5.00%, 10/1/13                                    $     1,805   $     1,947
  Capital Projects Finance Authority
     Student Housing Revenue Bonds,
     Series F-1, Capital Projects Loan
     Program (MBIA Insured),
     4.50%, 10/1/06                                            575           579
  Crossings at Fleming Island Community
     Development District Special
     Assessment Revenue Refunding Bonds,
     Series C,
     7.05%, 5/1/15                                             300           322
  Dade County G.O. Unlimited Refunding
     Bonds (MBIA Insured),
     6.50%, 10/1/10                                            400           452
  Florida State Board of Education G.O.
     Refunding Bonds, Series B,
     Public Education,
     5.25%, 6/1/11                                           1,500         1,626
  Florida State Board of Education G.O.
     Bonds, Series C, Capital Outlay
     (FGIC Insured), Prerefunded,
     5.75%, 6/1/10                                           2,000         2,211
  Florida State Board of Public Education G.O.
     Bonds, Series A, Capital Outlay,
     5.25%, 6/1/17                                           1,100         1,176
  Florida State Department Environmental
     Protection Preservation Revenue Bonds,
     Series B (FGIC Insured),
     5.25%, 7/1/16                                           2,380         2,593
  Gainesville Utility Systems Revenue Bonds,
     Series A,
     5.25%, 10/1/15                                          1,065         1,166
     5.25%, 10/1/16                                          1,120         1,224
  Hillsborough County School Board
     Sales Refunding TRB (AMBAC Insured),
     5.00%, 10/1/13                                          1,000         1,086
  Jacksonville Excise Taxes Revenue
     Refunding Bonds, Series C (AMT)
     (MBIA Insured),
     5.25%, 10/1/16                                          1,300         1,390
  JEA St. Johns River Revenue Refunding
     Bonds, Series 2-17th,
     5.25%, 10/1/13                                          2,000         2,145
  Lee County Transportation Revenue
     Refunding Bonds, Series A
     (AMBAC Insured),
     5.50%, 10/1/14                                            900           984
  Marco Island Utility System Revenue
     Bonds (MBIA Insured),
     5.25%, 10/1/15                                          2,520         2,753
  Miami-Dade County Aviation Revenue
     Refunding Bonds, Series D (AMT)
     (MBIA Insured),
     5.25%, 10/1/18                                          1,645         1,746
  Miami-Dade County Expressway Authority
     Toll System  Revenue Bonds, Series B
     (FGIC Insured),
     5.25%, 7/1/25                                           2,525         2,730
  Miami-Dade County School District G.O.
     Refunding Bonds (FSA Insured),
     5.38%, 8/1/14                                           1,000         1,117
  Miami-Dade County Water & Sewer
     Revenue Refunding Bonds
     (MBIA Insured),
     5.00%, 10/1/10                                          1,000         1,066
  Orlando Utilities Commission System
     Revenue Refunding Bonds, Series A
     (MBIA Insured),
     4.00%, 10/1/11                                          1,500         1,535
  Osceola County Infrastructure Sales
     Surtax Revenue Bonds
     (AMBAC Insured),
     5.38%, 10/1/21                                          1,000         1,084
  Palm Beach County G.O. Unlimited
     Refunding Bonds, Series B,
     6.50%, 7/1/10                                             250           282
  Palm Beach County School Board
     Refunding COP, Series E
     (AMBAC Insured),
     5.25%, 8/1/11                                           1,000         1,081
  Palm Coast Utility System Revenue Bonds
     (MBIA Insured),
     5.25%, 10/1/21                                          1,000         1,088
  Polk County Utility System Revenue
     Refunding Bonds, Series B
     (FGIC Insured),
     5.00%, 10/1/14                                          1,500         1,636

FIXED INCOME FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
MUNICIPAL BONDS - 71.3% - CONTINUED

FLORIDA - 66.7% - (CONTINUED)
  South Florida Water Management
     District Special Obligation Limited
     Acquisition Revenue Refunding
     Bonds (AMBAC Insured),
     5.25%, 10/1/13                                    $     1,250   $     1,378
--------------------------------------------------------------------------------
                                                                          36,397
--------------------------------------------------------------------------------
PUERTO RICO - 2.0%
  Puerto Rico Municipal Financing Agency
     G.O. Unlimited Bonds, Series A
     (FSA Insured), Prerefunded,
     6.00%, 8/1/09                                           1,000         1,097
--------------------------------------------------------------------------------
TEXAS - 1.0%
  Panhandle Regional Housing Finance Corp.
     Multifamily Housing Revenue Bonds,
     Series A (Colld. by GNMA),
     6.50%, 7/20/21                                            500           546
--------------------------------------------------------------------------------
VIRGIN ISLANDS - 1.6%
  Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax
     Lien Notes,
     5.63%, 10/1/10                                            855           891
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------------
(COST $38,546)                                                            38,931



                                                        NUMBER        VALUE
                                                       OF SHARES      (000S)
INVESTMENT COMPANY- 0.2%

  Dreyfus Florida Municipal Money
     Market Fund                                           116,006           116
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANY
--------------------------------------------------------------------------------
(COST $116)                                                                  116


                                                        PRINCIPAL
                                                          AMOUNT      VALUE
                                                          (000S)      (000S)
SHORT-TERM INVESTMENTS - 27.3%

  Brevard County Health Facilities Authority
     Revenue Refunding VRDB, Health First,
     Inc. Project (SunTrust LOC),
     3.75%, 1/3/06                                      $     1,600        1,600
  Broward County Educational Facilities
     Authority Revenue VRDB, Series C, Nova
     Southeastern (Bank of America LOC),
     3.75%, 1/3/06                                            2,500        2,500
  Collier County Health Facilities Authority
    Hospital VRDB, Series C-1,
    Cleveland HealthCare
    (JP Morgan Chase Bank LOC),
    3.70%, 1/3/06                                             1,900        1,900
  Florida Housing Finance Corp. Multifamily
    Revenue Refunding VRDB, Series 1,
    Lighthouse Bay Apartments
    (FHLMC Insured),
    3.54%, 1/5/06                                             2,050        2,050
  Lee County IDA VRDB, Series B, Shellpoint
    Village Project (Bank of America LOC),
    3.53%, 1/4/06                                             1,800        1,800
  Orange County Housing Finance Authority
    Multifamily Revenue Refunding VRDB,
    Housing Post Fountains Project
    (Fannie Mae Insured),
    3.58%, 1/4/06                                             2,550        2,550
  Pinellas County Health Facility Authority
    Revenue Refunding VRDB, Bayfront
    Project (Suntrust Bank LOC),
    3.75%, 1/3/06                                             2,500        2,500
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $14,900)                                                            14,900



--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.8%
--------------------------------------------------------------------------------
(COST $53,562)                                                            53,947
   Other Assets less Liabilities - 1.2%                                      669
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $   54,616


At December 31, 2005, the industry sectors for the Florida Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
Airport                                                                     6.8%
Education                                                                   8.6
General                                                                    13.1
Medical                                                                    14.5
Multifamily Housing                                                         9.5
School District                                                            11.4
Transportation                                                              6.9
Utilities                                                                  19.4
All other sectors less than 5%                                              9.8
--------------------------------------------------------------------------------
Total                                                                     100.0%


                          NORTHERN FUNDS QUARTERLY REPORT  2  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2005 (UNAUDITED)
FLORIDA INTERMEDIATE TAX-EXEMPT FUND (continued)


At December 31, 2005, the credit quality distribution for the Florida Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                       %
AAA                                                                        65.9%
AA                                                                          4.0
BBB                                                                         1.6
Not Rated                                                                   0.6
Cash and Equivalents                                                       27.9
--------------------------------------------------------------------------------

Total                                                                     100.0%

*   Standard & Poor's Rating Services



Federal Tax Information:
At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $ 53,562
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $    582
Gross tax depreciation of investments                                      (197)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $    385
--------------------------------------------------------------------------------

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

Colld. - Collateralized

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Company

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

FIXED INCOME FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
GLOBAL FIXED INCOME FUND


                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                          (000S) (1)  (000S)
DEBT OBLIGATIONS - 102.1%

BRITISH POUND STERLING - 16.8%
  Treasury of Great Britain,
     7.25%, 12/7/07                                            877   $     1,594
     5.00%, 3/7/08                                             800         1,400
     5.75%, 12/7/09                                            658         1,195
     4.75%, 6/7/10                                             600         1,056
     5.00%, 9/7/14                                             600         1,099
--------------------------------------------------------------------------------
                                                                           6,344
--------------------------------------------------------------------------------
CANADIAN DOLLAR - 2.9%
  Government of Canada,
     3.25%, 12/1/06                                          1,300         1,113
--------------------------------------------------------------------------------
DANISH KRONE - 3.0%
  Government of Denmark,
     8.00%, 3/15/06                                          2,000           320
     4.00%, 8/15/08                                          5,000           816
--------------------------------------------------------------------------------
                                                                           1,136
--------------------------------------------------------------------------------
EURO - 44.0%
  Buoni Poliennali Del Tesoro,
     4.50%, 5/1/09                                             500           620
     5.25%, 11/1/29                                            590           851
  Deutsche Bundesrepublik,
     4.25%, 1/4/14                                           1,250         1,585
     6.25%, 1/4/24                                             450           726
     6.50%, 7/4/27                                             990         1,682
  Government of Belgium,
     5.75%, 9/28/10                                            500           662
     5.00%, 9/28/11                                            400           521
     4.25%, 9/28/14                                            850         1,081
  Government of Finland,
     5.00%, 7/4/07                                             500           611
     3.00%, 7/4/08                                             700           831
  Government of France O.A.T.,
     4.00%, 10/25/09                                           500           614
     4.75%, 10/25/12                                           500           650
  Government of France Treasury Note
     BTAN,
     2.50%, 7/12/10                                            413           478
  Government of Ireland,
     5.00%, 4/18/13                                            400           529
  Government of Netherlands,
     3.00%, 7/15/07                                            640           760
     2.50%, 1/15/08                                            850           999
  Government of Spain,
     4.25%, 10/31/07                                           600           725
     3.25%, 7/30/10                                            413           493
     4.20%, 7/30/13                                            400           505
  Portugal Obrigacoes do Tesouro OT,
     3.95%, 7/15/09                                          1,100         1,343
     5.15%, 6/15/11                                            300           390
--------------------------------------------------------------------------------
                                                                          16,656
--------------------------------------------------------------------------------
JAPANESE YEN - 13.2%
  Government of Japan Ten Year Bonds,
     1.80%, 9/21/09                                         60,000           531
     1.90%, 6/21/10                                         75,000           668
     1.40%, 9/20/11                                         90,000           781
     1.50%, 3/20/12                                         15,000           131
     0.80%, 3/20/13                                        290,000         2,390
  Government of Japan Twenty
     Year Bonds,
     1.90%, 3/22/21                                         55,000           476
--------------------------------------------------------------------------------
                                                                           4,977
--------------------------------------------------------------------------------
SWEDISH KRONA - 1.7%
  Kingdom of Sweden,
     5.00%, 1/28/09                                          3,000           400
     9.00%, 4/20/09                                          1,600           238
--------------------------------------------------------------------------------
                                                                             638
--------------------------------------------------------------------------------
UNITED STATES DOLLAR - 20.5%
  Freddie Mac,
     5.13%, 7/15/12                                    $       750           764
  U.S. Treasury Bonds,
     8.75%, 5/15/17                                            600           824
     6.38%, 8/15/27                                            750           929
  U.S. Treasury Notes,
     2.88%, 11/30/06                                           600           592
     3.38%, 2/15/08                                            800           784
     5.50%, 5/15/09                                            500           517
     4.38%, 12/15/10                                           500           500
     4.38%, 8/15/12                                            260           260
     4.00%, 2/15/14                                          1,350         1,313
     4.13%, 5/15/15                                          1,300         1,272
--------------------------------------------------------------------------------
                                                                           7,755
--------------------------------------------------------------------------------
TOTAL DEBT OBLIGATIONS
--------------------------------------------------------------------------------
(COST $37,305)                                                            38,619


FIXED INCOME FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)        (000S)
SHORT-TERM INVESTMENT - 0.0%

  Skandinaviska Enskildabanken, Grand
     Cayman, Eurodollar Time Deposit,
     4.19%, 1/3/06                                    $        16    $        16
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $16)                                                                    16



--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.1%
--------------------------------------------------------------------------------
(COST $37,321)                                                            38,635
  Liabilities less Other Assets - (2.1)%                                    (788)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $    37,847

(1) Principal amounts stated in local currencies.

At December 31, 2005, the industry sectors for the Global Fixed Income Fund as a percentage of investments including cash were:

INDUSTRY SECTOR                                                              %
Foreign Governments                                                        79.3%
U.S. Government                                                            18.3
U.S. Government Agencies                                                    2.4
--------------------------------------------------------------------------------
Total                                                                     100.0%


At December 31, 2005, Global Fixed Income had outstanding forward foreign currency exchange contracts as follows:


                AMOUNT         IN          AMOUNT
CONTRACTS       (LOCAL      EXCHANGE       (LOCAL                    UNREALIZED
TO DELIVER     CURRENCY)      FOR         CURRENCY)    SETTLEMENT    GAIN/(LOSS)
 CURRENCY       (000S)      CURRENCY       (000S)         DATE         (000S)
British
Pound            1,088      Euro            1,600       1/20/06          $25

British                     Japanese
Pound              600      Yen           123,088       1/20/06           14

British
Pound              465      U.S. Dollar       821       1/20/06           21

British
Pound            1,305      U.S. Dollar     2,290       1/20/06           45

Canadian
Dollar           1,785      U.S. Dollar     1,500       1/20/06          (36)

Danish
Krone            5,705      U.S. Dollar       918       1/20/06           11

                            Japanese
Euro               875      Yen           121,891       1/20/06           (1)

Euro               850      U.S. Dollar     1,004       1/20/06           (3)

Euro             1,903      U.S. Dollar     2,284       1/20/06           28

Japanese                    British
Yen             96,222      Pound             475       1/20/06           (1)

Japanese
Yen            120,394      Euro              875       1/20/06           13

Swedish
Krona            3,367      Euro              350       1/20/06          (10)

Swedish                     Japanese
Krona            8,400      Yen           120,949       1/20/06          (31)

U.S.                        Canadian
Dollar             211      Dollar            248       1/20/06            3

U.S.
Dollar             200      Euro              170       1/20/06            2

U.S.                        Japanese
Dollar           6,206      Yen           710,300       1/20/06         (165)

U.S.                        Swedish
Dollar           1,131      Krona           8,901       1/20/06           (9)
--------------------------------------------------------------------------------
Total                                                                   $(94)


Federal Tax Information:
At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $ 37,321
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                  $  2,254
Gross tax depreciation of investments                                      (940)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $  1,314
--------------------------------------------------------------------------------


                          NORTHERN FUNDS QUARTERLY REPORT  2  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)       (000S)
CORPORATE BONDS - 83.5%

ADVERTISING - 0.6%
  Advanstar Communications, Inc.,
     12.00%, 2/15/11                                   $     2,900   $     3,048
  Donnelley (R.H.), Inc.,
     10.88%, 12/15/12                                        3,190         3,597
--------------------------------------------------------------------------------
                                                                           6,645
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.0%
  L-3 Communications Corp., (1)
     6.38%, 10/15/15                                         5,615         5,601
  Moog, Inc.,
     6.25%, 1/15/15                                          5,050         4,974
--------------------------------------------------------------------------------
                                                                          10,575
--------------------------------------------------------------------------------
AGRICULTURE - 1.1%
  Gold Kist, Inc.,
     10.25%, 3/15/14                                         4,420         4,928
  Hines Nurseries, Inc.,
     10.25%, 10/1/11                                         2,445         2,396
  Reynolds (R.J.) Tobacco Holdings, Inc.,
     7.88%, 5/15/09                                          4,450         4,628
--------------------------------------------------------------------------------
                                                                          11,952
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 2.0%
  DaimlerChrysler N.A. Holding Corp.,
     8.50%, 1/18/31                                          6,300         7,623
  General Motors Corp.,
     7.13%, 7/15/13                                         19,800        13,068
--------------------------------------------------------------------------------
                                                                          20,691
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.6%
  Goodyear Tire & Rubber (The) Co.,
     7.86%, 8/15/11                                          4,650         4,534
  Stoneridge, Inc.,
     11.50%, 5/1/12                                          3,770         3,836
  Visteon Corp.,
     8.25%, 8/1/10                                          10,575         8,989
--------------------------------------------------------------------------------
                                                                          17,359
--------------------------------------------------------------------------------
BUILDING MATERIALS - 0.3%
  Ply Gem Industries, Inc.,
     9.00%, 2/15/12                                          3,185         2,827
--------------------------------------------------------------------------------
CABLE TELEVISION - 2.5%
  Charter Communications Holdings
     I LLC, (1)
     0.00%, 1/15/14                                         11,525         7,751
     11.00%, 10/1/15                                         9,840         8,266
  Charter Communications Operating
     LLC, (1)
     8.00%, 4/30/12                                          4,125         4,104
  Mediacom Broadband LLC,
     11.00%, 7/15/13                                         6,095         6,552
--------------------------------------------------------------------------------
                                                                          26,673
--------------------------------------------------------------------------------
CHEMICALS - 3.6%
  BCP Crystal U.S. Holdings Corp.,
     9.63%, 6/15/14                                          2,780         3,093
  Borden US Finance Corp/Nova Scotia
     Finance ULC, (1)
     9.00%, 7/15/14                                          2,610         2,584
  Huntsman International LLC, (1)
     7.38%, 1/1/15                                           4,055         3,913
  Innophos, Inc., (1)
     8.88%, 8/15/14                                          4,175         4,206
  ISP Chemco, Inc.,
     10.25%, 7/1/11                                          3,680         3,919
  Lyondell Chemical Co.,
     9.63%, 5/1/07                                           6,420         6,701
  PolyOne Corp.,
     10.63%, 5/15/10                                         3,625         3,888
  PQ Corp., (1)
     7.50%, 2/15/13                                          3,960         3,683
  Resolution Performance Products, Inc.,
     13.50%, 11/15/10                                        5,800         6,133
--------------------------------------------------------------------------------
                                                                          38,120
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 2.6%
  Cenveo Corp.,
     7.88%, 12/1/13                                          3,385         3,266
  Corrections Corp. of America,
     6.25%, 3/15/13                                          6,445         6,381
  Dollar Financial Group, Inc.,
     9.75%, 11/15/11                                         4,105         4,228
  Hertz Corp., (1)
     8.88%, 1/1/14                                           3,275         3,336
  Service Corp. International,
     7.70%, 4/15/09                                          2,615         2,746
     7.50%, 6/15/17 (1)                                      2,500         2,481


FIXED INCOME FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
CORPORATE BONDS - 83.5% - CONTINUED

COMMERCIAL SERVICES - 2.6% - (CONTINUED)
  United Rentals North America, Inc.,
     6.50%, 2/15/12                                    $     5,425   $     5,283
--------------------------------------------------------------------------------
                                                                          27,721
--------------------------------------------------------------------------------
COMPUTERS - 1.0%
  Stratus Technologies, Inc.,
     10.38%, 12/1/08                                         3,610         3,646
  Sungard Data Systems, Inc., (1)
     9.13%, 8/15/13                                          7,200         7,452
--------------------------------------------------------------------------------
                                                                          11,098
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 11.9%
  American Real Estate Partners
     LP/American Real Estate
     Finance Corp., (1)
     7.13%, 2/15/13                                          7,370         7,370
  AMR HoldCo Inc/EmCare HoldCo, Inc., (1)
     10.00%, 2/15/15                                         4,225         4,510
  Chukchansi Economic Development
     Authority, (1) (2)
     8.00%, 11/15/13                                         3,775         3,874
  Dow Jones CDX HY, Series 5-T1, (1)
     8.75%, 12/29/10                                        39,600        39,749
  Ford Motor Credit Co.,
     5.80%, 1/12/09                                         28,825        25,145
  General Motors Acceptance Corp.,
     6.88%, 9/15/11                                         12,125        11,057
     6.75%, 12/1/14                                         11,580        10,418
  Stripes Acquisition LLC/Susser Finance
     Corp., (1)
     10.63%, 12/15/13                                        3,125         3,172
  TRAINS, (1)
     7.65%, 6/15/15                                         20,371        20,931
--------------------------------------------------------------------------------
                                                                         126,226
--------------------------------------------------------------------------------
ELECTRIC - 6.6%
  AES Corp.,
     9.50%, 6/1/09                                           9,180         9,914
  Aquila, Inc.,
     14.88%, 7/1/12                                          5,475         7,337
  CMS Energy Corp.,
     9.88%, 10/15/07                                         5,130         5,489
     8.50%, 4/15/11                                          1,390         1,513
  Edison Mission Energy,
     7.73%, 6/15/09                                          6,710         6,928
  Mirant North America LLC, (1)
     7.38%, 12/31/13                                         3,275         3,312
  PSEG Energy Holdings LLC, Senior
     Notes,
     10.00%, 10/1/09                                         8,810         9,691
  Reliant Energy, Inc.,
     6.75%, 12/15/14                                         6,545         5,711
  Sierra Pacific Power Co.,
     6.25%, 4/15/12                                          1,300         1,320
  Sierra Pacific Resources,
     8.63%, 3/15/14                                          4,270         4,620
  TECO Energy, Inc.,
     6.75%, 5/1/15                                           4,925         5,097
  Texas Genco LLC, (1)
     6.88%, 12/15/14                                         4,550         4,925
  TXU Corp.,
     6.50%, 11/15/24                                         4,600         4,367
--------------------------------------------------------------------------------
                                                                          70,224
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
  Superior Essex Communications
     LLC/Essex Group, Inc.,
     9.00%, 4/15/12                                          4,450         4,383
--------------------------------------------------------------------------------
ELECTRONICS - 0.4%
  Sanmina-SCI Corp.,
     6.75%, 3/1/13                                           4,470         4,252
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.7%
  AMF Bowling Worldwide, Inc.,
     10.00%, 3/1/10                                          2,575         2,552
  Warner Music Group,
     7.38%, 4/15/14                                          4,435         4,402
--------------------------------------------------------------------------------
                                                                           6,954
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.8%
  Allied Waste North America,
     9.25%, 9/1/12                                           7,350         7,956
--------------------------------------------------------------------------------
FOOD - 1.3%
  Dole Food Co., Inc.,
     7.25%, 6/15/10                                          4,995         4,845
  Pinnacle Foods Holding Corp.,
     8.25%, 12/1/13                                          3,750         3,572
  Smithfield Foods, Inc.,
     7.00%, 8/1/11                                           5,325         5,432
--------------------------------------------------------------------------------
                                                                          13,849
--------------------------------------------------------------------------------


                          NORTHERN FUNDS QUARTERLY REPORT  2  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)


                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
CORPORATE BONDS - 83.5% - CONTINUED

FOREST PRODUCTS & PAPER - 0.9%
   Boise Cascade LLC,
     7.13%, 10/15/14                                   $     4,210   $     3,926
   Bowater, Inc.,
     9.00%, 8/1/09                                           5,500         5,665
--------------------------------------------------------------------------------
                                                                           9,591
--------------------------------------------------------------------------------
GAMING - 3.1%
   Aztar Corp.,
     7.88%, 6/15/14                                          4,340         4,546
   Circus Circus,
     7.63%, 7/15/13                                          3,155         3,273
   MGM Mirage,
     8.50%, 9/15/10                                          9,350        10,133
   Mohegan Tribal Gaming Authority,
     7.13%, 8/15/14                                          2,550         2,611
   Park Place Entertainment,
     7.88%, 3/15/10                                          4,170         4,483
   Pinnacle Entertainment, Inc.,
     8.25%, 12/1/13                                          2,205         2,280
   River Rock Entertainment Authority,
     9.75%, 11/1/11                                          3,095         3,335
   Seneca Gaming Corp.,
     7.25%, 5/1/12                                           2,620         2,636
--------------------------------------------------------------------------------
                                                                          33,297
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 0.4%
   Accellent, Inc., (1)
     10.50%, 12/1/13                                         3,700         3,793
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 3.6%
   Beverly Enterprises, Inc.,
     7.88%, 6/15/14                                          4,200         4,494
   HCA, Inc.,
     6.38%, 1/15/15                                          7,260         7,339
     7.50%, 11/6/33                                          4,650         4,801
   Healthsouth Corp.,
     8.50%, 2/1/08                                           6,075         6,120
   Res-Care, Inc., (1)
     7.75%, 10/15/13                                         2,650         2,650
   Select Medical Corp.,
     7.63%, 2/1/15                                           3,600         3,465
   Tenet Healthcare Corp.,
     9.88%, 7/1/14                                           7,225         7,315
   Triad Hospitals, Inc.,
     7.00%, 5/15/12                                          2,475         2,528
--------------------------------------------------------------------------------
                                                                          38,712
--------------------------------------------------------------------------------
HOME BUILDERS - 1.4%
   Hovnanian (K.) Enterprises, Inc.,
     6.38%, 12/15/14                                         6,550         6,195
   KB Home,
     5.75%, 2/1/14                                           9,350         8,816
--------------------------------------------------------------------------------
                                                                          15,011
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.3%
   ACCO Brands Corp.,
     7.63%, 8/15/15                                          4,375         4,123
   American Achievement Corp.,
     8.25%, 4/1/12                                           3,640         3,695
   Gregg Appliances, Inc.,
     9.00%, 2/1/13                                           3,060         2,769
   Spectrum Brands, Inc.,
     7.38%, 2/1/15                                           3,600         3,006
--------------------------------------------------------------------------------
                                                                          13,593
--------------------------------------------------------------------------------
INSURANCE - 0.6%
   Crum & Forster Holdings Corp.,
     10.38%, 6/15/13                                         6,110         6,446
--------------------------------------------------------------------------------
IRON/STEEL - 0.7%
   Gibraltar Industries, Inc., (1)
     8.00%, 12/1/15                                          3,375         3,400
   International Steel Group, Inc.,
     6.50%, 4/15/14                                          4,125         4,125
--------------------------------------------------------------------------------
                                                                           7,525
--------------------------------------------------------------------------------
LEISURE TIME - 0.2%
   Leslie's Poolmart,
     7.75%, 2/1/13                                           1,940         1,945
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
   Manitowoc Co.,
     10.50%, 8/1/12                                          3,274         3,634
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.6%
   Case New Holland, Inc.,
     9.25%, 8/1/11                                           5,200         5,564
   Dresser-Rand Group, Inc., (1)
     7.38%, 11/1/14                                          1,005         1,035
--------------------------------------------------------------------------------
                                                                           6,599
--------------------------------------------------------------------------------


FIXED INCOME FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT        VALUE
                                                            (000S)       (000S)
CORPORATE BONDS - 83.5% - CONTINUED

MEDIA - 3.1%
  American Media Operation, Inc.,
     Series B,
     10.25%, 5/1/09                                    $     5,805   $     5,312
  CSC Holdings, Inc.,
     8.13%, 7/15/09                                          6,350         6,413
     7.25%, 4/15/12 (1)                                      4,315         4,078
  Dex Media East LLC,
     12.13%, 11/15/12                                        2,350         2,749
  Houghton Mifflin Co.,
     9.88%, 2/1/13                                           4,050         4,328
  Liberty Media Corp.,
     5.70%, 5/15/13                                          2,850         2,655
     8.25%, 2/1/30                                           2,635         2,582
  Young Broadcasting, Inc.,
     10.00%, 3/1/11                                          5,525         5,173
--------------------------------------------------------------------------------
                                                                          33,290
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.3%
  Park-Ohio Industries, Inc.,
     8.38%, 11/15/14                                         3,600         3,150
  Samsonite Corp.,
     8.88%, 6/1/11                                           3,665         3,793
  Trinity Industries, Inc.,
     6.50%, 3/15/14                                          6,670         6,570
--------------------------------------------------------------------------------
                                                                          13,513
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.6%
  Xerox Corp.,
     6.88%, 8/15/11                                          6,075         6,288
--------------------------------------------------------------------------------
OIL & GAS - 1.5%
  Denbury Resources. Inc.,
     7.50%, 12/15/15                                         4,500         4,556
  Giant Industries, Inc.,
     11.00%, 5/15/12                                         4,505         5,012
  Whiting Petroleum Corp., (1)
     7.00%, 2/1/14                                           6,675         6,692
--------------------------------------------------------------------------------
                                                                          16,260
--------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 2.1%
  Chesapeake Energy Corp.,
     6.88%, 1/15/16                                         12,725        13,043
  Magnum Hunter Resources, Inc.,
     9.60%, 3/15/12                                          2,256         2,448
  Swift Energy Co.,
     9.38%, 5/1/12                                           6,460         6,944
--------------------------------------------------------------------------------
                                                                          22,435
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.2%
  Grant Prideco, Inc., (1)
     6.13%, 8/15/15                                          2,160         2,155
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 2.3%
  Crown Americas LLC and Crown
     Americas Capital Corp., (1)
     7.63%, 11/15/13                                         7,600         7,885
  Graham Packaging Co., Inc.,
     8.50%, 10/15/12                                         2,820         2,778
  Jefferson Smurfit Corp. U.S.,
     7.50%, 6/1/13                                           7,825         7,199
  Owens-Brockway,
     7.75%, 5/15/11                                          1,725         1,801
  Owens-Illinois, Inc.,
     8.10%, 5/15/07                                          4,685         4,790
--------------------------------------------------------------------------------
                                                                          24,453
--------------------------------------------------------------------------------
PIPELINES - 4.7%
  Dynegy Holdings, Inc., (1)
     9.88%, 7/15/10                                          4,920         5,394
  El Paso Corp.,
     7.75%, 6/15/10                                         14,270        14,555
  Pacific Energy Partners LP/Pacific
     Energy Finance Corp., (1)
     6.25%, 9/15/15                                          3,725         3,669
  Southern Natural Gas Co.,
     7.35%, 2/15/31                                         12,575        12,901
  Williams Cos., Inc.,
     7.88%, 9/1/21                                          12,825        13,883
--------------------------------------------------------------------------------
                                                                          50,402
--------------------------------------------------------------------------------
REITS - 3.3%
  Crescent Real Estate Equities LP,
     7.50%, 9/15/07                                          4,665         4,735
  Felcor Lodging LP,
     9.00%, 6/1/11                                           3,835         4,199
  Host Marriott LP,
     7.13%, 11/1/13                                          5,220         5,429
  La Quinta Properties, Inc.,
     7.00%, 8/15/12                                          2,375         2,571


                          NORTHERN FUNDS QUARTERLY REPORT  4  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
CORPORATE BONDS - 83.5% - CONTINUED

REITS - 3.3% - (CONTINUED)
  Meristar Hospitality Corp.,
     9.00%, 1/15/08                                    $     4,025   $     4,161
  Omega Healthcare Investors, Inc.,
     7.00%, 4/1/14                                           6,425         6,449
  Trustreet Properties, Inc.,
     7.50%, 4/1/15                                           5,790         5,790
  Ventas Realty LP,
     7.13%, 6/1/15                                           1,855         1,948
--------------------------------------------------------------------------------
                                                                          35,282
--------------------------------------------------------------------------------
RETAIL - 3.4%
  Carrols Corp.,
     9.00%, 1/15/13                                          2,815         2,738
  Couche-Tard Finance Corp.,
     7.50%, 12/15/13                                         3,600         3,708
  Denny's Corp.,
     10.00%, 10/1/12                                         3,065         3,111
  GSC Holdings Corp., (1)
     8.00%, 10/1/12                                          5,175         4,864
  Neiman-Marcus Group, Inc., (1)
     10.38%, 10/15/15                                        7,125         7,241
  Penney (J.C.) Co., Inc.,
     9.00%, 8/1/12                                           5,100         6,000
  Petro Stopping Centers LP,
     9.00%, 2/15/12                                          4,505         4,528
  Restaurant (The) Co., (1)
     10.00%, 10/1/13                                         3,725         3,446
--------------------------------------------------------------------------------
                                                                          35,636
--------------------------------------------------------------------------------
SEMICONDUCTORS - 0.5%
  Amkor Technology, Inc.,
     7.13%, 3/15/11                                          5,330         4,690
--------------------------------------------------------------------------------
SUPERMARKETS - 0.3%
  Delhaize America, Inc.,
     8.13%, 4/15/11                                          3,200         3,488
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 8.0%
  American Cellular Corp.,
     10.00%, 8/1/11                                          8,275         8,978
  Centennial Cellular Operating Co.,
     10.13%, 6/15/13                                         4,075         4,432
  Cincinnati Bell, Inc.,
     8.38%, 1/15/14                                          6,300         6,198
  Citizens Communications Co.,
     6.25%, 1/15/13                                          4,990         4,828
     9.00%, 8/15/31                                          4,950         5,012
  iPCS Escrow, Inc.,
     11.50%, 5/1/12                                          4,175         4,791
  Lucent Technologies, Inc.,
     6.50%, 1/15/28                                          7,600         6,384
  MCI, Inc.,
     7.69%, 5/1/09                                           3,065         3,165
     8.74%, 5/1/14                                           2,375         2,627
  PanAmSat Corp.,
     9.00%, 8/15/14                                          2,950         3,090
  Qwest Capital Funding, Inc.,
     7.90%, 8/15/10                                          6,075         6,288
  Qwest Corp.,
     7.88%, 9/1/11                                           6,200         6,680
  Rural Cellular Corp.,
     9.75%, 1/15/10                                          7,225         7,297
  SBA Communications Corp.,
     8.50%, 12/1/12                                          1,266         1,405
  Time Warner Telecom Holdings, Inc.,
     9.25%, 2/15/14                                          3,350         3,534
  Time Warner Telecom, Inc.,
     10.13%, 2/1/11                                          2,730         2,860
  U.S. West Communications, Inc.,
     6.88%, 9/15/33                                          8,050         7,567
--------------------------------------------------------------------------------
                                                                          85,136
--------------------------------------------------------------------------------
TEXTILES - 0.3%
  INVISTA, (1) (2)
     9.25%, 5/1/12                                           2,955         3,155
--------------------------------------------------------------------------------
TRANSPORTATION - 0.4%
  Overseas Shipholding Group,
     8.25%, 3/15/13                                          3,860         4,082
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
--------------------------------------------------------------------------------
(COST $891,812)                                                          887,916
--------------------------------------------------------------------------------


FOREIGN ISSUER BONDS - 10.8%

BUILDING MATERIALS - 0.5%
  Ainsworth Lumber Co. Ltd.,
     6.75%, 3/15/14                                          6,220         5,334
--------------------------------------------------------------------------------


FIXED INCOME FUNDS  5  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)       (000S)
FOREIGN ISSUER BONDS - 10.8% - CONTINUED

CHEMICALS - 0.4%
  Rhodia S.A.,
     7.63%, 6/1/10                                     $     4,225   $     4,246
--------------------------------------------------------------------------------
COMPUTERS - 0.3%
  Seagate Technology HDD Holdings,
     8.00%, 5/15/09                                          3,575         3,754
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
  Galaxy Entertainment
     Finance Co. Ltd., (1) (2)
     9.88%, 12/15/12                                         5,000         5,075
--------------------------------------------------------------------------------
ELECTRONICS - 0.7%
  Celestica, Inc.,
     7.88%, 7/1/11                                           3,150         3,174
  Flextronics International Ltd.,
     6.25%, 11/15/14                                         4,150         4,093
--------------------------------------------------------------------------------
                                                                           7,267
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.1%
  Abitibi-Consolidated, Inc.,
     7.75%, 6/15/11                                          8,850         8,430
     8.85%, 8/1/30                                           4,300         3,676
--------------------------------------------------------------------------------
                                                                          12,106
--------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.5%
  Nell AF SARL, (1) (2)
     8.38%, 8/15/15                                          4,950         4,900
--------------------------------------------------------------------------------
LEISURE TIME - 1.1%
  Bombardier Recreational Products, Inc.,
     8.38%, 12/15/13                                         3,755         3,760
  NCL Corp.,
     10.63%, 7/15/14                                         4,250         4,388
  Royal Caribbean Cruises Ltd.,
     8.00%, 5/15/10                                          3,000         3,258
--------------------------------------------------------------------------------
                                                                          11,406
--------------------------------------------------------------------------------
MEDIA - 1.0%
  Kabel Deutschland GmbH, (1)
     10.63%, 7/1/14                                          5,200         5,473
  Rogers Cable, Inc.,
     6.75%, 3/15/15                                          4,750         4,821
--------------------------------------------------------------------------------
                                                                          10,294
--------------------------------------------------------------------------------
MINING - 0.4%
  Novelis, Inc., (1)
     7.59%, 2/15/15                                          5,125         4,779
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.3%
  Bombardier, Inc., (1)
     6.75%, 5/1/12                                           3,500         3,238
--------------------------------------------------------------------------------
OIL & GAS - 0.4%
  Compton Petroleum Finance Corp., (1)
     7.63%, 12/1/13                                          4,675         4,780
--------------------------------------------------------------------------------
RETAIL - 0.3%
  Jean Coutu Group, Inc.,
     7.63%, 8/1/12                                           3,445         3,393
--------------------------------------------------------------------------------
SEMICONDUCTORS - 1.5%
  Avago Technologies Finance, (1)
     10.13%, 12/1/13                                         4,950         5,086
  Hynix Semiconductor, Inc., (1)
     9.88%, 7/1/12                                           4,625         5,018
  MagnaChip Semiconductor S.A./
     Magna Semiconductor Finance Co.,
     8.00%, 12/15/14                                         5,780         5,520
--------------------------------------------------------------------------------
                                                                          15,624
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.3%
  Intelsat Bermuda Ltd., (1) (2)
     8.25%, 1/15/13                                          4,110         4,151
  Intelsat Ltd.,
     7.63%, 4/15/12                                          2,825         2,281
  Rogers Wireless Communications, Inc.,
     7.50%, 3/15/15                                          7,260         7,841
--------------------------------------------------------------------------------
                                                                          14,273
--------------------------------------------------------------------------------
TRANSPORTATION - 0.5%
  OMI Corp.,
     7.63%, 12/1/13                                          4,800         4,866
--------------------------------------------------------------------------------
TOTAL FOREIGN ISSUER BONDS
--------------------------------------------------------------------------------
(COST $117,390)                                                          115,335



                                                            NUMBER        VALUE
                                                           OF SHARES     (000S)
WARRANTS - 0.0%

  IPCS, Inc., Exp. 7/15/10 *                                 1,500             -
  Leap Wireless International, Exp
     4/15/10 (1) *                                           2,500             -
  Leap Wireless, Exp. 4/15/10 (1) *                          2,000             -
  WRC Media, Inc., (1) *                                     4,059             -
--------------------------------------------------------------------------------
TOTAL WARRANTS
--------------------------------------------------------------------------------
(COST $10)                                                                     -

                          NORTHERN FUNDS QUARTERLY REPORT  6  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2005 (UNAUDITED)
HIGH YIELD FIXED INCOME FUND (continued)

                                                          PRINCIPAL
                                                            AMOUNT        VALUE
                                                            (000S)       (000S)
SHORT-TERM INVESTMENT - 3.5%

  Skandinaviska Enskilabanken, Grand
     Cayman, Eurodollar Time Deposit,
     4.19%, 1/3/06                                     $    37,157   $    37,157
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $37,157)                                                            37,157



--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.8%
--------------------------------------------------------------------------------
(COST $1,046,369)                                                      1,040,408
   Other Assets less Liabilities - 2.2%                                   23,371
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $1,063,779


(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

(2) Restricted security has been deemed illiquid. At December 31, 2005, the value of these restricted illiquid securities amounted to approximately $21,155,000 or 2.0% of net assets. Additional information on each holding is as follows:


                                                                     ACQUISITION
                                                 ACQUISITION             COST
SECURITY                                             DATE               (000S)
Chukchansi Economic Development
Authority,
8.00%, 11/15/13                                     12/2/05               $3,822
Galaxy Entertainment Finance
Co. Ltd.,
9.88%, 12/15/12                                 12/7/05-12/8/05            5,109
Intelsat Bermuda Ltd.,
8.25%, 1/15/13                                      4/14/05                4,158
INVISTA,
9.25%, 5/1/12                                   4/23/04-2/16/05            2,965
Nell AF SARL,
8.38%, 8/15/15                                  8/4/05-12/1/05             4,992
--------------------------------------------------------------------------------

*   Non-Income Producing Security


At December 31, 2005, the credit quality distribution for the High Yield Fixed Income Fund as a percentage of investments including cash was:


QUALITY DISTRIBUTION *                                                       %
BBB                                                                         0.7%
BB                                                                         26.1
B                                                                          56.7
CCC                                                                        12.1
CC to D                                                                     0.7
Not Rated                                                                   0.6
Cash Equivalents                                                            3.1
--------------------------------------------------------------------------------
Total                                                                     100.0%

*   Standard & Poor's Rating Services


At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                     $ 1,046,369
--------------------------------------------------------------------------------
Gross tax appreciation of investments                               $    14,244
Gross tax depreciation of investments                                   (20,205)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                 $    (5,961)
--------------------------------------------------------------------------------


FIXED INCOME FUNDS  7  NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND

                                                         PRINCIPAL
                                                           AMOUNT         VALUE
                                                           (000S)        (000S)
MUNICIPAL BONDS - 93.0%

ALABAMA - 2.2%
  Butler Industrial Development Board
     Solid Waste Disposal Revenue
     Refunding Bonds (AMT),
     Georgia-Pacific Corp. Project,
     5.75%, 9/1/28                                            $ 1,000    $   957
  Camden Industrial Development Board
     Revenue Refunding Bonds, Series A,
     Weyerhaeuser Company,
     6.13%, 12/1/24                                             1,000      1,096
  Courtland Industrial Development
     Board Solid Waste Disposal Revenue
     Bonds, Series A (AMT), International
     Paper Co. Project,
     5.20%, 6/1/25                                              2,000      2,001
--------------------------------------------------------------------------------
                                                                           4,054
--------------------------------------------------------------------------------
ARIZONA - 4.6%
  Arizona Health Facilities Authority
     Hospital System Revenue Bonds,
     John C. Lincoln Health Network,
     Prerefunded,
     6.88%, 12/1/10                                             1,000      1,164
  Coconino County PCR Bonds, Series A
     (AMT), Tucson Electric Power Co.,
     7.13%, 10/1/32                                             1,000      1,038
  Navajo County IDA Revenue Bonds
     (AMT), Stone Container Corp. Project,
     7.40%, 4/1/26                                              2,300      2,318
  Peoria IDA Non-Profit Revenue Refunding
     Bonds, Series A, Sierra Winds Life,
     6.25%, 8/15/20                                               500        509
  University Medical Center Corp. Hospital
     Revenue Bonds,
     5.00%, 7/1/35                                              3,000      3,002
  Yavapai County IDA Hospital Facilities
     Revenue Bonds, Series A,
     Yavapai Regional Medical Center,
     6.00%, 8/1/33                                                500        532
--------------------------------------------------------------------------------
                                                                           8,563
--------------------------------------------------------------------------------
ARKANSAS - 0.3%
  Little Rock Hotel & Restaurant Gross
     Receipts Refunding TRB,
     7.38%, 8/1/15                                                500        601
--------------------------------------------------------------------------------
CALIFORNIA - 6.6%
  Alameda Corridor Transportation Authority
     Capital Apprecation Revenue Refunding
     Bonds (AMBAC Insured),
     0.00%, 10/1/24                                             1,000        753
  California Health Facilities Financing
     Authority Revenue Refunding Bonds,
     Cedars-Sinai Medical Center,
     5.00%, 11/15/34                                            3,000      3,044
  California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A,
     5.50%, 5/1/09                                                500        531
     6.00%, 5/1/14                                                500        567
  California State Public Works Board
     Lease Revenue Bonds, Series C,
     Department of Corrections,
     5.50%, 6/1/15                                              1,000      1,100
  Golden State Tobacco Securitization Corp.
     Revenue Bonds, Series A,
     Enhanced Asset Backed,
     5.00%, 6/1/45                                              2,000      2,012
  Golden State Tobacco Securitization Corp.
     Revenue Bonds, Series A-5,
     Asset Backed,
     7.88%, 6/1/42                                                500        602
  Golden State Tobacco Securitization Corp.
     Revenue Bonds, Series B,
     Enhanced Asset Backed, Prerefunded,
     5.50%, 6/1/13                                              1,000      1,110
  Laguna Beach Unified School District G.O.
     Bonds, Election of 2001 (FSA Insured),
     5.00%, 8/1/28                                              1,000      1,042
  Northstar Community Services District No.
     1 Special Tax Bonds,
     5.55%, 9/1/36                                              1,400      1,414
--------------------------------------------------------------------------------
                                                                          12,175
--------------------------------------------------------------------------------
COLORADO - 1.5%
  Colorado Department of Transportation
     Revenue Bonds, Series A
     (AMBAC Insured), Prerefunded,
     5.25%, 12/15/13                                            2,000      2,210
  Colorado Health Facilities Authority
     Revenue Bonds, Portercare
     Adventist Health Hospital, Prerefunded,
     6.50%, 11/15/11                                              500        580
--------------------------------------------------------------------------------
                                                                           2,790
--------------------------------------------------------------------------------
DELAWARE - 0.6%
  Delaware State Health Facility Authority
     Revenue Refunding Bonds, Series A,
     Beebe Medical Center Project,
     5.50%, 6/1/24                                              1,000      1,057
--------------------------------------------------------------------------------


FIXED INCOME FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)      (000S)
MUNICIPAL BONDS - 93.0% - CONTINUED

DISTRICT OF COLUMBIA - 0.2%
  District of Columbia Revenue Bonds,
     Methodist Home of the District of
     Columbia Issue,
     6.00%, 1/1/20                                              $  400    $  402
--------------------------------------------------------------------------------
FLORIDA - 13.1%
  Capital Projects Finance Authority
     Continuing Care Retirement Community
     Revenue Bonds, Series A, The Glenridge
     on Palmer Ranch Project,
     8.00%, 6/1/32                                                 750       835
  Capital Trust Agency Revenue Bonds
     (AMT), Fort Lauderdale Project,
     5.75%, 1/1/32                                                 525       524
  Crossings at Fleming Island Community
     Development District Special
     Assessment Revenue Refunding
     Bonds, Series C,
     7.05%, 5/1/15                                                 400       429
  Gateway Services Community
     Development District Special
     Assessment Bonds, Series B, Sun City
     Center - Fort Meyers Project,
     5.50%, 5/1/10                                                 560       568
  Heritage Harbor South Community
     Development District Capital
     Improvement Special Assessment
     Bonds, Series B,
     5.40%, 11/1/08                                                470       469
  Heritage Palms Community Development
     District Capital Improvement Revenue
     Bonds,
     6.25%, 11/1/07                                                200       200
  Highlands County Health Facilities
     Authority Revenue Hospital Bonds,
     Series A, Adventist Health
     System/Sunbelt,
     6.00%, 11/15/31                                             1,250     1,355
  Highlands County Health Facilities
     Authority Revenue Refunding Bonds,
     Series C, Adventist Health,
     5.00%, 11/15/27                                             2,500     2,543
  Islands at Doral III Community District
     Special Assessment Bonds,
     Series 2004-A,
     5.90%, 5/1/35                                               1,000     1,025
  Miami Beach Health Facilities Authority
     Revenue Refunding Bonds, Mount Sinai
     Medical Center,
     6.75%, 11/15/29                                             1,000     1,108
  Midtown Miami Community
     Development District Special
     Assessment Bonds, Series A,
     6.25%, 5/1/37                                               1,000     1,062
  Old Palm Community Development District
     Special Assessment Bonds, Series B,
     Palm Beach Gardens,
     5.38%, 5/1/14                                               1,260     1,280
  Poinciana Community Development
     District Special Assessment Bonds,
     Series A,
     7.13%, 5/1/31                                                 400       427
  Polk County Transportation
     Improvement Revenue Bonds
     (FSA Insured), Prerefunded,
     5.63%, 12/1/10                                              1,000     1,105
  Reunion East Community
     Development District Special
     Assessment Bonds,
     5.80%, 5/1/36                                               1,000     1,027
  Reunion West Community Development
     District Special Assessment Bonds,
     6.25%, 5/1/36                                               1,000     1,051
  South Village Community Development
     District Capital Improvement Revenue
     Bonds, Series A,
     5.70%, 5/1/35                                               1,000     1,015
  Sterling Hill Community Development
     District Capital Improvement Special
     Assessment Revenue Bonds, Series B,
     5.50%, 11/1/10                                                875       884
  Tern Bay Community Development District
     Capital Improvement Revenue Bonds,
     Series B,
     5.00%, 5/1/15                                               2,660     2,696
  Watergrass Community Development
     District Special Assessment Revenue
     Bonds, Series B, Watergrass
     Development,
     4.88%, 11/1/10                                              2,000     2,001


                          FIXED INCOME FUNDS  2  NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)


                                                             PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)      (000S)
MUNICIPAL BONDS - 93.0% - CONTINUED

FLORIDA - 13.1% - (CONTINUED)
  Westchester Community Development
     District No. 1 Special Assessment
     Bonds, Community Infrastructure,
     6.00%, 5/1/23                                             $ 2,500   $ 2,610
--------------------------------------------------------------------------------
                                                                          24,214
--------------------------------------------------------------------------------
GEORGIA - 1.0%
  Georgia State G.O. Bonds, Series D,
     Prerefunded,
     5.75%, 10/1/10                                                705       776
  Milledgeville-Baldwin County
     Development Authority Revenue Bonds,
     Georgia College & State University
     Foundation,
     6.00%, 9/1/33                                               1,000     1,080
--------------------------------------------------------------------------------
                                                                           1,856
--------------------------------------------------------------------------------
ILLINOIS - 5.0%
  Illinois Development Finance Authority
     Revenue Bonds, Series B, Midwestern
     University,
     6.00%, 5/15/31                                                500       540
  Illinois Educational Facilities Authority
     Student Housing Revenue Bonds,
     Educational Advancement Fund
     University Center Project,
     6.25%, 5/1/30                                                 750       816
  Illinois Finance Authority Revenue Bonds,
     Series A, Landing at Plymouth Project,
     6.00%, 5/15/37                                              1,250     1,252
  Illinois Finance Authority Revenue Bonds,
     Series A, Smith VLG Project,
     6.25%, 11/15/35                                             3,000     3,059
  Illinois Finance Authority Student Housing
     Revenue Bonds, Series A,
     MJH Education Assistance IV,
     5.13%, 6/1/35                                               2,000     1,997
  Illinois Health Facilities Authority Revenue
     Bonds, Riverside Health System,
     6.00%, 11/15/32                                             1,000     1,068
  Illinois Health Facilities Authority Revenue
     Bonds, Series A, Lutheran Senior
     Ministries Obligation,
     7.38%, 8/15/31                                                500       531
--------------------------------------------------------------------------------
                                                                           9,263
--------------------------------------------------------------------------------
INDIANA - 2.4%
  Indiana Development Finance Authority
     Environmental Revenue Refunding
     Bonds, USX Corp. Project,
     5.25%, Mandatory Put 12/2/11                                1,000     1,064
  Indiana Health Facility Financing
     Authority Hospital Revenue Bonds,
     Series A, Community Foundation of
     Northwest Indiana,
     6.38%, 8/1/31                                                 500       530
     6.00%, 3/1/34                                               1,000     1,053
  North Manchester Revenue Bonds,
     Series A, Peabody Retirement
     Community Project,
     7.25%, 7/1/33                                                 750       773
  Petersburg PCR Bonds (AMT),
     Indianapolis Power & Light,
     6.38%, 11/1/29                                              1,000     1,063
--------------------------------------------------------------------------------
                                                                           4,483
--------------------------------------------------------------------------------
IOWA - 2.6%
  Bremer County Healthcare & Residential
     Facilities Revenue Bonds,
     Bartels Lutheran Home Project,
     Prerefunded,
     7.25%, 11/15/09                                               500       572
  Bremer County Retirement Facility
     Revenue Bonds, Series A,
     Bartels Lutheran Home Project,
     5.13%, 11/15/20                                               400       400
     5.38%, 11/15/27                                               750       750
  Iowa Higher Education Loan Authority
     Revenue Bonds, Series B, Wartburg
     Private College Facilities,
     5.25%, 10/1/37                                              3,000     3,019
--------------------------------------------------------------------------------
                                                                           4,741
--------------------------------------------------------------------------------
KANSAS - 0.9%
  Olathe Senior Living Facility Revenue
     Bonds, Series A, Aberdeen Village, Inc.,
     Prerefunded,
     8.00%, 5/15/10                                                500       594
  Wyandotte County-Kansas City Unified
     Government Special Obligation Revenue
     Refunding Bonds, Series B,
     Sales Tax Second Lien,
     5.00%, 12/1/20                                              1,000     1,031
--------------------------------------------------------------------------------
                                                                           1,625
--------------------------------------------------------------------------------


FIXED INCOME FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)      (000S)
MUNICIPAL BONDS - 93.0% - CONTINUED

LOUISIANA - 0.9%
  Beauregard Parish Revenue Refunding
     Bonds, Boise Cascade Corp. Project,
     6.80%, 2/1/27                                              $  700    $  760
  Plaquemines Port Harbor & Terminal
     District Revenue Refunding Bonds,
     Series B, Electro-Coal Tranfer Corp.
     Project (TECO Energy, Inc. Gtd.),
     5.00%, 9/1/07                                               1,000     1,006
--------------------------------------------------------------------------------
                                                                           1,766
--------------------------------------------------------------------------------
MAINE - 0.5%
  Maine Finance Authority Solid Waste
     Recycling Facilities Revenue Bonds
     (AMT), Great Northern Paper Project,
     Bowater Inc.,
     7.75%, 10/1/22                                              1,000     1,013
--------------------------------------------------------------------------------
MARYLAND - 3.1%
  Annapolis Special Obligation Revenue
     Bonds, Series A, Park Place Project,
     5.35%, 7/1/34                                               1,000     1,009
  Anne Arundel County Special Obligation
     Revenue Bonds, National Business Park
     Project, Prerefunded,
     7.38%, 7/1/10                                                 500       581
  Maryland Industrial Development
     Financing Authority Revenue
     Bonds, Series A, Our Lady of Good
     Counsel School,
     6.00%, 5/1/35                                               1,000     1,040
  Maryland State Economic Development
     Corp. Student Housing Revenue
     Bonds, University of Maryland,
     College Park Project,
     5.63%, 6/1/35                                               1,000     1,039
  Maryland State Health & Higher
     Educational Facilities Authority Revenue
     Bonds, Series A, Mercy Ridge,
     6.00%, 4/1/35                                               1,000     1,045
  Prince Georges County Special Obligation
     Bonds, National Harbor Project,
     5.20%, 7/1/34                                               1,000       993
--------------------------------------------------------------------------------
                                                                           5,707
--------------------------------------------------------------------------------
MASSACHUSETTS - 3.7%
  Massachusetts State Development
     Finance Agency Revenue Bonds,
     Hampshire College,
     5.70%, 10/1/34                                              1,000     1,058
  Massachusetts State Development
     Finance Agency Revenue Bonds,
     Series B, Briarwood, Prerefunded,
     8.25%, 12/1/10                                                500       606
  Massachusetts State Development
     Finance Agency Revenue Bonds (AMT),
     Waste Management Project,
     5.50%, Mandatory Put 5/1/14                                 1,000     1,067
  Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series A,
     Northern Berkshire Health System,
     6.38%, 7/1/34                                               1,000     1,037
  Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series B,
     Northern Berkshire Health System,
     6.38%, 7/1/34                                                 500       518
Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series D,
     Milton Hospital,
     5.25%, 7/1/30                                               2,150     2,124
Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series E,
     Berkshire Health System,
     6.25%, 10/1/31                                                500       534
--------------------------------------------------------------------------------
                                                                           6,944
--------------------------------------------------------------------------------
MICHIGAN - 6.0%
  Flint Hospital Building Authority Revenue
     Refunding Bonds, Hurley Medical
     Center,
     6.00%, 7/1/20                                               1,000     1,031
  Michigan State Hospital Finance Authority
     Revenue Bonds, Chelsea Community
     Hospital,
     5.00%, 5/15/37                                              2,450     2,431
  Michigan State Strategic Fund Ltd.
     Obligation Revenue Bonds (AMT),
     Republic Services Inc.,
     4.25%, Mandatory Put 4/1/14                                 1,985     1,946
  Michigan State Strategic Fund Ltd.
     Obligation Revenue Refunding Bonds
     (AMT), Dow Chemical Project,
     5.50%, Mandatory Put 6/1/13                                 3,460     3,725


                          NORTHERN FUNDS QUARTERLY REPORT  4  FIXED INCOME FUNDS

FIXED INCOME FUNDS


SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)



                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                          (000S)      (000S)
MUNICIPAL BONDS - 93.0% - CONTINUED

MICHIGAN - 6.0% - (CONTINUED)
   Michigan Strategic Fund PCR Refunding Bonds,
     General Motors Corp.,
     6.20%, 9/1/20                                      $     2,500 $     1,929
--------------------------------------------------------------------------------
                                                                         11,062
--------------------------------------------------------------------------------
MINNESOTA - 0.4%
   Duluth Economic Development
     Authority Health Care Facilities
     Revenue Bonds, St. Luke's Hospital,
     7.25%, 6/15/32                                             750         793
--------------------------------------------------------------------------------
MISSISSIPPI - 2.7%
   Lowndes County Solid Waste Disposal &
     PCR Refunding Bonds, Series B,
     Weyerhaeuser Co. Project,
     6.70%, 4/1/22                                            1,000       1,195
   Mississippi Business Finance Corp. PCR
     Refunding Bonds, Systems Energy
     Resources, Inc. Project,
     5.90%, 5/1/22                                              630         640
   Mississippi Development Bank Special
     Obligation Revenue Bonds,
     Harrison County
     Highway Construction (FGIC Insured),
     5.00%, 1/1/16                                            3,000       3,235
--------------------------------------------------------------------------------
                                                                          5,070
--------------------------------------------------------------------------------
NEW HAMPSHIRE - 0.3%
   New Hampshire Business Finance
     Authority PCR Refunding Bonds,
     Series D (AMT), Public Service Co.
     of New Hampshire,
     6.00%, 5/1/21                                              500         522
--------------------------------------------------------------------------------
NEW JERSEY - 3.1%
   Middlesex County Improvement
     Authority Revenue Bonds, Series A,
     George Street Student Housing Project,
     5.00%, 8/15/35                                           1,000       1,011
   New Jersey Economic Development
     Authority Revenue Bonds,
     Cigarette Tax,
     5.75%, 6/15/34                                           1,000       1,055
   New Jersey Economic Development
     Authority Revenue Bonds, Series A,
     First Mortgage-Lions Gate Project,
     5.88%, 1/1/37                                            1,000       1,018
   New Jersey Health Care Facilities
     Financing Authority Revenue Bonds,
     Series A, Capital Health Systems
     Obligation Group,
     5.38%, 7/1/33                                            1,000       1,033
   New Jersey State Educational Facilities
     Authority Revenue Bonds, Series D,
     Fairleigh Dickinson University,
     6.00%, 7/1/25                                            1,000       1,067
   Tobacco Settlement Financing Corp.
     Revenue Bonds,
     6.75%, 6/1/39                                              500         557
--------------------------------------------------------------------------------
                                                                          5,741
--------------------------------------------------------------------------------
NEW YORK - 4.5%
   Metropolitan Transportation Authority
     Dedicated Tax Fund Revenue Bonds,
     Series A (FGIC Insured),
     5.25%, 11/15/14                                          1,695       1,880
   Monroe County Industrial Development
     Agency Civic Facilities Revenue
     Refunding Bonds, Highlands Hospital
     Rochester,
     5.00%, 8/1/22                                            1,000       1,018
   New York City G.O. Bonds, Series B,
     6.50%, 8/15/09                                           1,500       1,645
   New York City IDA Airport Revenue Bonds,
     Series A (AMT), Airis JFK I LLC Project,
     5.50%, 7/1/28                                              500         500
   New York City IDA Special Facilities
     Revenue Bonds, Terminal One Group
     Assistance Project,
     5.50%, 1/1/24                                            1,000       1,060
   New York City Transitional Finance
     Authority Revenue Refunding Bonds,
     Series A-1, Future Tax Secured,
     5.00%, 11/1/14                                           2,000       2,170
--------------------------------------------------------------------------------
                                                                          8,273
--------------------------------------------------------------------------------
NORTH CAROLINA - 2.8%
   Gaston County Industrial Facilities &
     Pollution Control Financing Authority
     Revenue Bonds, Exempt Facilities-
     National Gypsum Co. Project,
     5.75%, 8/1/35                                            1,500       1,561
   North Carolina Eastern Municipal Power
     Agency Power System Revenue Bonds,
     Series D,
     6.45%, 1/1/14                                              385         424

FIXED INCOME FUNDS  5  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)



                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                          (000S)      (000S)
MUNICIPAL BONDS - 93.0% - CONTINUED

NORTH CAROLINA - 2.8% - (CONTINUED)
  North Carolina Eastern Municipal Power
     Agency Power System Revenue
     Refunding Bonds, Series B,
     6.13%, 1/1/09                                      $       500 $       532
  North Carolina Eastern Municipal Power
     Agency Power System Revenue
     Refunding Bonds, Series F,
     5.38%, 1/1/13                                            1,000       1,080
  North Carolina Municipal Power Agency
     No. 1 Catawba Electric Revenue Bonds,
     Series A,
     5.50%, 1/1/13                                            1,000       1,084
  North Carolina Municipal Power Agency
     No. 1 Catawba Electric Revenue Bonds,
     Series B,
     6.38%, 1/1/13                                              500         551
--------------------------------------------------------------------------------
                                                                          5,232
--------------------------------------------------------------------------------
OKLAHOMA - 1.3%
  Langston Economic Development
     Authority Student Housing Revenue
     Bonds, Series A, Langston Community
     Development Corp.,
     7.75%, 8/1/30                                              500         511
  Norman Regional Hospital Authority
     Revenue Bonds,
     5.38%, 9/1/36                                            2,000       2,001
--------------------------------------------------------------------------------
                                                                          2,512
--------------------------------------------------------------------------------
PENNSYLVANIA - 9.3%
  Allegheny County Redevelopment
     Authority Tax Allocation Bonds,
     Pittsburgh Mills Project,
     5.60%, 7/1/23                                            2,000       2,099
  Bucks County IDA Retirement Community
     Revenue Bonds, Series A, Ann's Choice
     Inc., Facility,
     6.25%, 1/1/35                                            1,000       1,032
  Carbon County IDA Resource Recovery
     Refunding Bonds (AMT), Panther Creek
     Partners Project,
     6.65%, 5/1/10                                              400         423
  Montgomery County Higher Education &
     Health Authority Revenue Bonds,
     Series A, Philadelphia Geriatric Center,
     Prerefunded,
     7.25%, 12/1/09                                             500         577
  Pennsylvania Economic Development
     Financing Authority Exempt Facilities
     Revenue Bonds, Series A (AMT),
     Amtrak Project,
     6.13%, 11/1/21                                           1,200       1,280
  Pennsylvania Economic Development
     Financing Authority Exempt Facilities
     Revenue Bonds, Series A (AMT),
     National Gypsum Co., Shippingport
     Project,
     6.25%, 11/1/27                                           1,400       1,490
  Pennsylvania Economic Development
     Financing Authority Exempt Facilities
     Revenue Bonds, Series A (AMT),
     Reliant Energy,
     6.75%, 12/1/36                                           1,750       1,871
  Pennsylvania State G.O. Bonds,
     Third Series (FSA Insured),
     5.00%, 9/1/13                                            3,000       3,262
  Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     LaSalle University,
     5.50%, 5/1/34                                            1,000       1,052
  Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Series A, Philadelphia University,
     5.25%, 6/1/32                                            1,250       1,281
  Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Widener University,
     5.40%, 7/15/36                                             750         788
  Pennsylvania State Higher Educational
     Facilities Authority Student Housing
     Revenue Bonds, Series A,
     Student Association, Inc. Project,
     6.75%, 9/1/32                                              490         514
  Philadelphia Hospitals & Higher Education
     Facilities Authority Revenue Bonds,
     Chestnut Hill College,
     6.00%, 10/1/29                                             500         504
  Philadelphia School District G.O. Bonds,
     Series A (FSA - State Aid Withholding),
     Prerefunded,
     5.50%, 2/1/12                                            1,000       1,102
--------------------------------------------------------------------------------
                                                                         17,275
--------------------------------------------------------------------------------

                          NORTHERN FUNDS QUARTERLY REPORT  6  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)


                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                        (000S)        (000S)
MUNICIPAL BONDS - 93.0% - CONTINUED

PUERTO RICO - 0.6%
  Puerto Rico Highway & Transportation
     Authority Transportation Revenue
     Bonds,
     5.00%, 7/1/09                                    $     1,000   $     1,040
-------------------------------------------------------------------------------
SOUTH CAROLINA - 0.7%
  Berkeley County PCR Facilities Refunding
     Bonds, South Carolina Generating Co.
     Project,
     4.88%, 10/1/14                                         1,000         1,051
  Florence County IDR Bonds,
     Stone Container Corp.,
     7.38%, 2/1/07                                            165           165
-------------------------------------------------------------------------------
                                                                          1,216
-------------------------------------------------------------------------------
TENNESSEE - 0.4%
  Memphis-Shelby County Airport Authority
     Special Facilities Revenue Refunding
     Bonds, Federal Express Corp.,
     5.00%, 9/1/09                                            750           781
-------------------------------------------------------------------------------
TEXAS - 6.7%
  Austin City Convention Center Revenue
     Bonds, Series A, Convention Enterprise,
     Inc., First Tier,
     6.70%, 1/1/32                                            700           748
  Brazos River Authority Revenue
     Refunding Bonds, Series A (AMT),
     Texas Utilities Electric Co. Project,
     7.70%, 4/1/33                                          1,000         1,172
  Corpus Christi G.O. Certificates
     (FSA Insured), Prerefunded,
     5.75%, 3/1/11                                          1,000         1,103
  Dallas County Flood Control District
     No. 1 G.O. Unlimited Refunding
     Bonds,
     7.25%, 4/1/32                                          1,000         1,067
  Gulf Coast Waste Disposal Authority
     Revenue Bonds (AMT), Valero Energy
     Corp. Project,
     6.65%, 4/1/32                                          1,000         1,085
  Houston Industrial Development Corp.
     Revenue Bonds (AMT), Air Cargo,
     6.38%, 1/1/23                                            500           518
  Houston Water & Sewer System Junior
     Lien Revenue Bonds, Series A
     (FSA Insured), Prerefunded,
     5.50%, 12/1/11                                         1,535         1,689
  Matagorda County Navigation District
     No. 1 Collateralized Revenue
     Refunding Bonds, Centerpoint Energy
     Houston Electric, LLC Project,
     5.60%, 3/1/27                                            500           521
  Port Corpus Christi Industrial
     Development Corp. Environmental
     Facilities Revenue Bonds (AMT),
     Citgo Petroleum Corp.,
     8.25%, 11/1/31                                         1,000         1,057
  Sabine River Authority Revenue Refunding
     Bonds, Series B, TXU Energy Co. LLC
     Project,
     6.15%, 8/1/22                                            500           553
  Sam Rayburn Municipal Power Agency
     Revenue Refunding Bonds,
     6.00%, 10/1/21                                           500           533
  Texas State Turnpike Authority Central
     Texas Turnpike Systems Revenue
     Bonds, Series A, First Tier
     (AMBAC Insured),
     5.50%, 8/15/39                                         1,000         1,074
  Travis County Health Facilities
     Development Corp. Retirement Revenue
     Bonds, Querencia Barton Creek Project,
     5.65%, 11/15/35                                        1,250         1,229
-------------------------------------------------------------------------------
                                                                         12,349
-------------------------------------------------------------------------------
VIRGIN ISLANDS - 0.4%
  University of the Virgin Islands General
     Improvement Bonds, Series A,
     5.38%, 6/1/34                                            750           780
-------------------------------------------------------------------------------
VIRGINIA - 3.0%
  Charles City & County IDA Solid
     Waste Disposal Facilities Revenue
     Bonds (AMT), Waste Management, Inc.
     Project,
     6.25%, Mandatory Put 4/1/12                              500           549
  Chesapeake Hospital Authority Facilities
     Revenue Bonds, Chesapeake General
     Hospital, Series A,
     5.25%, 7/1/18                                          1,500         1,577
  Tobacco Settlement Financing Corp.
     Revenue Bonds, Asset Backed,
     5.63%, 6/1/37                                          1,350         1,359


FIXED INCOME FUNDS  7  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)



                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                        (000S)        (000S)
MUNICIPAL BONDS - 93.0% - CONTINUED

VIRGINIA - 3.0% - (CONTINUED)
  West Point IDA Solid Waste Disposal
     Revenue Bonds, Series A (AMT),
     Chesapeake Corp Project,
     6.38%, 3/1/19                                    $     2,000   $     2,009
-------------------------------------------------------------------------------
                                                                          5,494
-------------------------------------------------------------------------------
WISCONSIN - 1.6%
  Wisconsin Health & Educational Facilities
     Authority Revenue Bonds, Series A,
     Beaver Dam Community Hospitals,
     6.75%, 8/15/34                                         1,000         1,077
  Wisconsin Health & Educational Facilities
     Authority Revenue Bonds, Vernon
     Memorial Healthcare Project,
     5.10%, 3/1/25                                          1,000           993
     5.25%, 3/1/35                                          1,000           991
-------------------------------------------------------------------------------
                                                                          3,061
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
-------------------------------------------------------------------------------
(COST $167,142)                                                         172,455




                                                         NUMBER       VALUE
                                                        OF SHARES     (000S)
INVESTMENT COMPANY - 1.4%
  AIM Tax Exempt Cash Fund                              2,683,060         2,683
-------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANY
-------------------------------------------------------------------------------
(COST $2,683)                                                             2,683



                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
SHORT-TERM INVESTMENTS - 4.3%
  California Pollution Control Financing
     Authority Revenue Refunding VRDB,
     Series E (Bank One LOC),
     3.70%, 1/3/06                                     $       100           100
  California State Department of Water
     Resources Power Supply VRDB,
     Series C-7 (FSA Insured),
     3.53%, 1/5/06                                             550           550
  Clarksville Tennessee Public Building
     Authority Revenue VRDB, Pooled
     Financing - Tennessee Municipal Bond
     Fund (Bank of America LOC),
     3.75%, 1/3/06                                             900           900
     3.75%, 1/3/06                                             400           400
  Colorado Educational & Cultural Facilities
     Authority Revenue VRDB, Student
     Housing Campus Village (Citibank LOC),
     3.53%, 1/5/06                                             700           700
  Harris County Health Facilities
     Development Corp. VRDB, Series B, The
     Methodist System,
     3.70%, 1/3/06                                           4,500         4,500
  Mississippi Medical Center Educational
     Building Corp. Revenue VRDB, Adult
     Hospital Project (AMBAC Insured),
     3.52%, 1/5/06                                             750           750
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $7,900)                                                              7,900


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.7%
--------------------------------------------------------------------------------
COST $177,725)                                                           183,038
     Other Assets less Liabilities - 1.3%                                  2,353
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $   185,391


At December 31, 2005, the industry sectors for the High Yield Municipal Fund were:


INDUSTRY SECTOR                                                 % OF INVESTMENTS
Development                                                                28.3%
General                                                                     6.6
Medical                                                                    23.0
Pollution                                                                   9.5
Transportation                                                              5.0
All other sectors less than 5%                                             27.6
--------------------------------------------------------------------------------

Total                                                                     100.0%


                          NORTHERN FUNDS QUARTERLY REPORT  8  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

At December 31, 2005, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:


QUALITY DISTRIBUTION *                                                     %
 AAA                                                                      13.0%
 A                                                                        16.5
 BBB                                                                      31.1
 BB                                                                        5.6
 B                                                                         1.0
 Not Rated                                                                27.1
 Cash and Equivalents                                                      5.7
--------------------------------------------------------------------------------

Total                                                                    100.0%

*   Standard & Poor's Rating Services

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)


Federal tax cost of investments                                       $ 177,725
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                 $   5,814
Gross tax depreciation of investments                                      (501)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                   $   5,313
--------------------------------------------------------------------------------

FIXED INCOME FUNDS  9  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

FGIC -Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O.- General Obligation Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

                         NORTHERN FUNDS QUARTERLY REPORT  10  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND


                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)      (000S)
MUNICIPAL BONDS - 89.8%
ALABAMA - 0.9%
  Jefferson County Limited Obligation
     Revenue Bonds, Series A,
     5.25%, 1/1/14                                         $ 5,000       $ 5,417
--------------------------------------------------------------------------------
ALASKA - 0.7%
  Alaska International Airports (AMT),
     Series A (AMBAC Insured),
     5.13%, 10/1/11                                          3,905         4,084
--------------------------------------------------------------------------------
ARIZONA - 2.1%
  Phoenix Civic Improvement Corp. District
     Capital Appreciation Revenue Bonds,
     Series B (FGIC Insured),
     0.00%, 7/1/16                                           5,000         5,386
  Phoenix Civic Improvement Corp.
     Water System Revenue Bonds,
     Junior Lien (MBIA Insured),
     5.00%, 7/1/14                                           5,000         5,440
  Scottsdale G.O. Bonds,
     Projects of 2000 & 2004,
     5.00%, 7/1/15                                           1,000         1,093
--------------------------------------------------------------------------------
                                                                          11,919
--------------------------------------------------------------------------------
CALIFORNIA - 15.8%
  Anaheim PFA Revenue Bonds, Electric
     System Distributing Facilities
     (MBIA Insured),
     5.00%, 10/1/28                                          2,000         2,078
  California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A (AMBAC Insured),
     5.50%, 5/1/14                                           5,000         5,554
  California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A, Prerefunded,
     6.00%, 5/1/12                                           5,000         5,722
  California State Economic Recovery
     Revenue Bonds, Series A
     (MBIA Insured),
     5.00%, 7/1/10                                           2,500         2,670
  California State Economic Recovery
     Revenue Bonds, Series A,
     5.00%, 7/1/17                                           5,000         5,354
  California State G.O. Bonds
     (AMBAC Insured),
     5.00%, 10/1/18                                            235           244
  California State G.O. Bonds
     (AMBAC Insured), Prerefunded,
     5.00%, 10/1/07                                          2,620         2,725
     5.00%, 10/1/07                                            255           265
  California State G.O. Refunding Bonds
     (FSA Insured),
     5.25%, 12/1/12                                          5,000         5,493
  California State G.O. Unlimited Bonds,
     5.75%, 5/1/30                                           2,500         2,711
  California Statewide Communities
     Development Authority Revenue
     Bonds, Series A, East Campus
     Apartments LLC (ACA Insured),
     5.25%, 8/1/14                                           2,395         2,529
  Colton Joint Unified School District
     G.O. Unlimited Bonds, Series A
     (FGIC Insured),
     5.38%, 8/1/26                                           2,500         2,719
  Del Mar Race Track Authority
     Revenue Bonds,
     5.00%, 8/15/12                                            750           790
  Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series A,
     Enhanced Asset Backed
     (AMBAC Insured),
     5.00%, 6/1/21                                           3,000         3,149
  Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series B,
     Enhanced Asset Backed, Prerefunded,
     5.38%, 6/1/10                                           2,500         2,693
     5.60%, 6/1/10                                           1,100         1,195
     5.50%, 6/1/13                                           3,500         3,886
     5.50%, 6/1/13                                           5,000         5,560
  Los Angeles G.O. Unlimited Bonds,
     Series A (MBIA Insured),
     5.25%, 9/1/12                                          10,000        11,003
  Menlo Park G.O. Unlimited Bonds,
     5.25%, 8/1/27                                           1,000         1,073
  Metropolitan Water District of Southern
     California Waterworks Revenue
     Refunding Bonds, Series B,
     5.00%, 7/1/13                                           2,500         2,721
  Moreland School District G.O. Unlimited
     Bonds, Series C, Election of 2002
     (FGIC Insured),
     0.00%, 8/1/29                                           3,500           992



FIXED INCOME FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                         (000S)        (000S)
MUNICIPAL BONDS - 89.8% - CONTINUED

CALIFORNIA - 15.8% - (CONTINUED)
    Orange County Sanitation District COP
      (FGIC Insured),
      5.25%, 2/1/28                                    $     5,000   $     5,308
    Sacramento Municipal Utility District
      Electric Revenue Bonds, Series R
      (MBIA Insured),
      5.00%, 8/15/14                                        10,000        10,935
    San Francisco State Building Authority
      Lease Revenue Refunding Bonds,
      Series A, Civic Center (FGIC Insured),
      5.00%, 12/1/15                                         2,000         2,177
    University of California Revenue Bonds,
      Multiple Purpose Projects,
      Series Q (FSA Insured),
      5.00%, 9/1/31                                          1,000         1,040
--------------------------------------------------------------------------------
                                                                          90,586
--------------------------------------------------------------------------------
COLORADO - 0.4%
    Metro Wastewater Reclamation
      District Gross Revenue Refunding
      Bonds, Sewer Project,
      5.45%, 4/1/12                                          2,000         2,085
--------------------------------------------------------------------------------
CONNECTICUT - 2.8%
    Connecticut State G.O. Refunding Bonds,
      Series B (MBIA Insured),
      5.00%, 12/1/16                                        10,000        10,784
    Connecticut State G.O. Unlimited Bonds,
      Series D, New Money, Prerefunded,
      5.38%, 11/15/12                                        5,000         5,527
--------------------------------------------------------------------------------
                                                                          16,311
--------------------------------------------------------------------------------
FLORIDA - 2.5%
    JEA Water & Sewer System Revenue
      Bonds, Series C (FSA Insured),
      5.00%, 10/1/39                                         5,000         5,135
    Orlando Utilities Commission System
      Revenue Bonds, Series B,
      5.00%, 10/1/25                                         2,500         2,644
    Sunrise Utility System Revenue
      Refunding Bonds, Series A
      (AMBAC Insured),
      5.50%, 10/1/15                                         5,970         6,669
--------------------------------------------------------------------------------
                                                                          14,448
--------------------------------------------------------------------------------
GEORGIA - 2.9%
    Fulton County Facilities Corp. COP,
      Fulton County Public Purpose Project
      (AMBAC Insured),
      5.50%, 11/1/18                                         6,500         7,062
    Georgia Municipal Electric Authority
      Power Revenue Bonds, Series W,
      6.40%, 1/1/07                                          1,570         1,616
    Georgia Municipal Electric Authority
      Power Revenue Bonds, Series W,
      Escrowed to Maturity, Prerefunded,
      6.40%, 1/1/07                                            220           227
      6.40%, 1/1/07                                            210           216
    Georgia State G.O. Unlimited Bonds,
      Series D,
      5.00%, 11/1/12                                         6,000         6,452
    Milledgeville-Baldwin County
      Development Authority Revenue
      Bonds, College & State University
      Funding,
      5.50%, 9/1/24                                          1,000         1,061
--------------------------------------------------------------------------------
                                                                          16,634
--------------------------------------------------------------------------------
HAWAII - 0.2%
    Honolulu City & County G.O. Unlimited
      Bonds, Series B,
      5.00%, 7/1/13                                          1,000         1,082
--------------------------------------------------------------------------------
ILLINOIS - 4.5%
    Chicago O'Hare International Airport
      Revenue Bonds, Series A, Passenger
      Facilities Charge (AMBAC Insured),
      5.60%, 1/1/09                                          5,000         5,109
    Chicago Park District Parking
      Facilities Revenue Bonds
      (ACA Insured), Prerefunded,
      6.25%, 1/1/10                                          5,480         6,041
    Chicago Wastewater Transmission
      Second Lien Revenue Bonds
      (MBIA Insured), Prerefunded,
      6.00%, 1/1/10                                          1,000         1,105
      6.00%, 1/1/10                                          1,000         1,105
    Illinois Development Finance Authority
      Economic Development Revenue
      Bonds, Latin School of Chicago Project,
      Prerefunded,
      5.60%, 8/1/08                                            500           513
    Illinois Development Finance Authority
      Revenue Bonds, Series B, Midwestern
      University Project,
      5.75%, 5/15/16                                           500           534

                          NORTHERN FUNDS QUARTERLY REPORT  2  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT       VALUE
                                                          (000S)       (000S)
MUNICIPAL BONDS - 89.8% - CONTINUED

ILLINOIS - 4.5% - (CONTINUED)
    Illinois Educational Facilities Authority
      Adjustable Revenue Bonds, Field
      Museum of Natural History Project,
      4.60%, Mandatory Put 11/1/15                     $     4,250   $     4,300
    Illinois Educational Facilities Authority
      Student Housing Revenue Bonds,
      Educational Advancement Fund
      University Center Project,
      6.00%, 5/1/22                                            750           811
    Illinois Health Facilities Authority
      Revenue Bonds, Riverside Health
      System,
      6.00%, 11/15/32                                        1,000         1,068
    Metropolitan Pier & Exposition Authority
      Revenue Bonds, Series A, McCormick
      Place Expansion (MBIA Insured),
      5.25%, 6/15/42                                         5,000         5,251
--------------------------------------------------------------------------------
                                                                          25,837
--------------------------------------------------------------------------------
INDIANA - 0.4%
    Avon Community School Building Corp.
      Revenue Bonds, First Mortgage
      (AMBAC Insured - State Aid
      Withholding), Prerefunded,
      5.25%, 7/1/06                                          1,335         1,375
    Indiana Development Finance Authority
      Environmental Revenue Refunding
      Bonds, USX Corp. Project,
      5.25%, Mandatory Put 12/2/11                           1,000         1,064
--------------------------------------------------------------------------------
                                                                           2,439
--------------------------------------------------------------------------------
IOWA - 0.7%
    Iowa Finance Authority Hospital Facility
      Revenue Bonds, Mercy Medical Center
      Project (FSA Insured), Prerefunded,
      6.00%, 8/15/09                                         3,610         3,955
--------------------------------------------------------------------------------
KANSAS - 2.4%
    Kansas State Department of
      Transportation Highway Revenue
      Refunding Bonds, Series A,
      5.00%, 9/1/11                                         10,000        10,759
    Wichita Hospital Improvement Facilities
      Revenue Refunding Bonds, Series III,
      5.25%, 11/15/15                                        1,385         1,459
      6.25%, 11/15/18                                        1,600         1,755
--------------------------------------------------------------------------------
                                                                          13,973
--------------------------------------------------------------------------------
MARYLAND - 1.9%
    Maryland State G.O. Unlimited Bonds,
      Series A, State & Local Facilities Loan,
      5.00%, 8/1/11                                         10,000        10,773
--------------------------------------------------------------------------------
MASSACHUSETTS - 6.4%
    Lawrence G.O. Limited Bonds
      (AMBAC Insured - State Aid
      Withholding),
      5.50%, 2/1/16                                          2,625         2,843
    Massachusetts School Building Authority
      Sales Tax Revenue Bonds, Series A
      (FSA Insured),
      5.00%, 8/15/14                                         5,000         5,438
    Massachusetts State Consolidated Loan
      G.O. Unlimited Bonds, Series B,
      5.75%, 6/1/10                                          3,000         3,273
    Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bonds, Series B, Partners
      Healthcare System,
      5.25%, 7/1/12                                          3,450         3,641
    Massachusetts State Housing Finance
      Agency Revenue Bonds, Series B,
      3.70%, 12/1/09                                        10,000         9,975
      4.15%, 6/1/11                                          5,000         4,996
    Massachusetts State Housing Finance
      Agency Revenue Bonds, Series III
      (AMT), Single Family,
      3.45%, 12/1/09                                         1,050         1,036
    Route 3 North Transit Improvement
      Associates Lease Revenue Bonds
      (MBIA Insured), Prerefunded,
      5.38%, 6/15/10                                         5,000         5,395
--------------------------------------------------------------------------------
                                                                          36,597
--------------------------------------------------------------------------------
MICHIGAN - 5.9%
    Detroit G.O. Bonds, Series B
      (FSA Insured),
      5.00%, 4/1/22                                          5,000         5,275
    Michigan State G.O. Refunding Bonds,
      Series B (MBIA Insured),
      Environmental Program,
      5.00%, 11/1/15                                        10,000        10,880
    Michigan State G.O. Unlimited Notes,
      Series A,
      4.50%, 9/29/06                                        10,000        10,088


FIXED INCOME FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                        (000S)         (000S)
MUNICIPAL BONDS - 89.8% - CONTINUED

MICHIGAN - 5.9% - (CONTINUED)
    Michigan State Strategic Fund Ltd.
      Obligation Revenue Refunding
      Bonds, Series CC, Detroit Edison Co.
      Project (AMBAC Insured),
      4.85%, Mandatory Put 9/1/11                      $     4,500   $     4,690
    Wayne Charter County Airport Revenue
      Bonds, Series B (MBIA Insured),
      4.88%, 12/1/23                                         2,500         2,546
--------------------------------------------------------------------------------
                                                                          33,479
--------------------------------------------------------------------------------
MINNESOTA - 0.1%
    Minnesota State Housing Finance
      Agency SFM Revenue Bonds, Series A
     (MBIA Insured),
      5.35%, 7/1/17                                            630           647
--------------------------------------------------------------------------------
MISSOURI - 0.4%
    Missouri State Highways & Transit
      Commission First Lien Revenue Bonds,
      Series A,
      5.00%, 5/1/14                                          2,000         2,180
--------------------------------------------------------------------------------
NEW JERSEY - 0.9%
    New Jersey Economic Development
      Authority Revenue Bonds,
      Cigarette Tax,
      5.63%, 6/15/19                                         3,985         4,235
    New Jersey Health Care
      Facilities Financing Authority Revenue
      Refunding Bonds, Atlantic City
      Medical Center,
      6.25%, 7/1/17                                          1,000         1,119
--------------------------------------------------------------------------------
                                                                           5,354
--------------------------------------------------------------------------------
NEW MEXICO - 2.1%
    Farmington PCR Refunding
      Bonds, Series A, El Paso Electric Co.
      Project (FGIC Insured),
      4.00%, Mandatory Put 8/1/12                            2,000         2,003
    New Mexico Finance Authority
      Subordinate Lien Revenue Refunding
      Bonds, Series B (AMBAC Insured),
      5.00%, 6/15/12                                         4,210         4,543
    Santa Fe City Gross Receipts TRB,
      6.00%, 6/1/11                                          5,250         5,555
--------------------------------------------------------------------------------
                                                                          12,101
--------------------------------------------------------------------------------
NEW YORK - 13.3%
    Metropolitan Transportation Authority
      Dedicated Tax Fund Revenue Bonds,
      Series A (FGIC Insured), Prerefunded,
      6.13%, 4/1/10                                          3,815         4,224
    New York City G.O. Bonds, Series A,
      6.00%, 5/15/19                                           335           367
    New York City G.O. Unlimited Refunding
      Bonds, Series B,
      5.75%, 8/1/14                                          5,000         5,511
    New York City IDA Special Airport
      Facilities Revenue Bonds, Series A
      (AMT), Airis JFK I LLC Project,
      6.00%, 7/1/27                                            500           508
    New York City IDA Special Facilities
      Revenue Bonds (AMT), Terminal One
      Group Assistance Project,
      5.50%, 1/1/16                                          4,000         4,286
    New York City Municipal Water Finance
      Authority Water & Sewer Systems
      Revenue Bonds, Series A
     (MBIA-IBC Insured),
      5.63%, 6/15/19                                         1,330         1,358
    New York City Municipal Water Finance
      Authority Water & Sewer Systems
      Revenue Bonds, Series A
      (MBIA-IBC Insured), Prerefunded,
      5.63%, 6/15/06                                           670           684
    New York City Transit Authority
      Metropolitan Transportation Authority
      Triborough COP, Series A
      (AMBAC Insured), Prerefunded,
      5.25%, 1/1/10                                         10,000        10,786
    New York Convention Center Operating
      Corp. Revenue Bonds,
      Hotel unit Fee (AMBAC Insured),
      5.00%, 11/15/26                                        2,000         2,115
    New York Municipal Bond Bank Agency
      Revenue Bonds, Series C
      (State-Aid Withholding),
      5.25%, 6/1/17                                         10,000        10,722
    New York State Environmental
      Facilities Corp. Revenue Bonds,
      Series A, State Clean Water & Drinking
      Revolving Funds,
      6.00%, 6/15/16                                         1,330         1,444

                          NORTHERN FUNDS QUARTERLY REPORT  4  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)


                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
MUNICIPAL BONDS - 89.8% - CONTINUED

NEW YORK - 13.3% - (CONTINUED)
    New York State Environmental Facilities
      Corp. Revenue Bonds, Series A,
      State Clean Water & Drinking
      Revolving Funds, Prerefunded,
      6.00%, 6/15/09                                   $       170   $       185
    New York State Thruway Authority
      Revenue Bonds, Series A,
      Highway and Bridge Trust Fund
      (FSA Insured), Prerefunded,
      6.00%, 4/1/10                                          1,000         1,111
    New York State Thruway Authority
      Revenue Bonds, Series A,
      Highway and Bridge Trust Fund
      (MBIA Insured), Prerefunded,
      5.25%, 4/1/13                                          6,000         6,615
    New York State Thruway Authority
      Revenue Bonds, Series B,
      Highway and Bridge Trust Fund
      (FGIC Insured),
      5.00%, 4/1/13                                          5,000         5,411
    New York State Thruway Authority
      Service Contract Revenue Bonds,
      Local Highway & Bridge
      (AMBAC Insured), Prerefunded,
      5.38%, 4/1/10                                          2,500         2,716
    New York State Urban Development Corp.
      Subordinate Lien Revenue Bonds
      (G.O. of Corp.),
      5.50%, 7/1/16                                          1,250         1,286
    Port Authority of New York & New Jersey
      Revenue Bonds, Series 127 (AMT)
      (AMBAC Insured - G.O. of Authority),
      5.50%, 12/15/12                                        1,735         1,899
    Tobacco Settlement Financing Corp.
      Revenue Bonds, Series A-1,
      Asset-Backed,
      5.25%, 6/1/13                                          4,000         4,167
    Tobacco Settlement Financing Corp.
      Revenue Bonds, Series C-1,
      5.25%, 6/1/13                                          5,000         5,214
      5.50%, 6/1/15                                          5,000         5,357
--------------------------------------------------------------------------------
                                                                          75,966
--------------------------------------------------------------------------------
NORTH CAROLINA - 1.7%
    North Carolina Eastern Municipal Power
      Agency Power System Revenue
      Refunding Bonds, Series A,
      5.20%, 1/1/10                                          2,505         2,643
    North Carolina Eastern Municipal Power
      Agency Power System Revenue
      Refunding Bonds, Series B,
      6.00%, 1/1/06                                          1,500         1,500
      6.13%, 1/1/09                                          5,000         5,322
--------------------------------------------------------------------------------
                                                                           9,465
--------------------------------------------------------------------------------
OHIO - 1.8%
    Akron G.O. Limited Bonds, Prerefunded,
      5.75%, 12/1/10                                         1,000         1,111
    Columbus G.O. Refunding Bonds,
      Series A,
      5.00%, 6/15/12                                         5,000         5,413
    Ohio Housing Finance Agency Mortgage
      Revenue Bonds, Series C (AMT),
      Residential Mortgage-Backed
      Securities (Colld. by GNMA Securities),
      5.15%, 3/1/13                                            865           893
    River Valley Local School District G.O
      Bonds, School Facilities Construction
      & Improvement (FSA Insured),
      5.25%, 11/1/20                                         1,235         1,323
    University of Akron Revenue Refunding
      Bonds (AMBAC Insured),
      5.00%, 1/1/19                                          1,445         1,556
--------------------------------------------------------------------------------
                                                                          10,296
--------------------------------------------------------------------------------
OREGON - 3.0%
    Port of Portland Revenue Bonds,
      Series A, Portland International Airport
      (AMBAC Insured),
      5.50%, 7/1/24                                          2,000         2,125
    Portland City Airport Way Urban Renewal
      & Redevelopment Tax Increment
      Bonds, Series A (AMBAC Insured),
      Prerefunded,
      6.00%, 6/15/10                                         3,450         3,841
    Portland Sewer System Revenue Bonds,
      Series A (FGIC Insured), Prerefunded,
      5.75%, 8/1/10                                         10,000        10,966
--------------------------------------------------------------------------------
                                                                          16,932
--------------------------------------------------------------------------------
PENNSYLVANIA - 2.0%
    Allegheny County Port Authority
      Transportation Special Revenue Bonds
      (MBIA Insured), Prerefunded,
      6.00%, 3/1/09                                          2,565         2,791


FIXED INCOME FUNDS  5  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                          (000S)      (000S)
MUNICIPAL BONDS - 89.8% - CONTINUED

PENNSYLVANIA - 2.0% - (CONTINUED)
    Pennsylvania Economic Development
      Financing Authority Exempt Facilities
      Revenue Bonds, Series A (AMT),
      Amtrak Project,
      6.13%, 11/1/21                                   $     1,200   $     1,280
    Pennsylvania Housing Finance Agency
      SFM Revenue Bonds,
      Series 72A (AMT),
      4.80%, 4/1/12                                            750           768
    Pennsylvania State Higher Education
      Revenue Bonds, Capital Acquisition
      (MBIA Insured - G.O. of Agency),
      Prerefunded,
      6.00%, 12/15/10                                        1,815         2,023
      6.13%, 12/15/10                                        1,925         2,156
    Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Series A, UPMC Health System,
      6.00%, 1/15/22                                         2,000         2,172
--------------------------------------------------------------------------------
                                                                          11,190
--------------------------------------------------------------------------------
PUERTO RICO - 1.9%
    Puerto Rico Commonwealth Highway
      & Transportation Authority
      Transportation Revenue Bonds,
      Series D, Prerefunded,
      5.25%, 7/1/12                                         10,000        10,871
--------------------------------------------------------------------------------
SOUTH CAROLINA - 0.4%
    Charleston Educational Excellence
      Finance Corp. County School District
      Revenue Bonds,
      5.25%, 12/1/30                                         2,000         2,112
--------------------------------------------------------------------------------
TENNESSEE - 0.4%
    Memphis-Shelby County Airport Authority
      Revenue Bonds, Series D (AMT)
      (AMBAC Insured),
      6.25%, 3/1/15                                          2,000         2,188
--------------------------------------------------------------------------------
TEXAS - 4.0%
    Austin City Utilities System Revenue
      Refunding Bonds (FSA Insured),
      5.13%, 11/15/17                                        3,000         3,087
    Ennis Independent School District Capital
      Appreciation G.O. Refunding Bonds
      (PSF Gtd.), Prerefunded,
      0.00%, 8/15/10                                         2,225           662
    Ennis Independent School District Capital
      Appreciation G.O. Unlimited Refunding
      Bonds (PSF Gtd.),
      0.00%, 8/15/26                                         1,140           328
    Frisco Independent School District
      Building G.O. Unlimited Bonds
      (PSF Gtd.),
      6.50%, 8/15/14                                         1,535         1,780
    Harris County Health Facilities
      Development Corp. Revenue
      Bonds, Series A, Christus Health
      (MBIA Insured),
      5.25%, 7/1/07                                            435           446
    Harris County Health Facilities
      Development Corp. Revenue Bonds,
      Series A, Christus Health
      (MBIA Insured), Escrowed to Maturity,
      5.25%, 7/1/07                                             65            67
    Sam Rayburn Municipal Power Agency
      Revenue Refunding Bonds,
      5.50%, 10/1/10                                         1,000         1,052
      6.00%, 10/1/16                                         1,000         1,071
      6.00%, 10/1/21                                         1,250         1,333
    San Antonio Electricity & Gas Revenue
      Bonds, Series A,
      5.25%, 2/1/14                                          1,625         1,722
    San Antonio Electricity & Gas Revenue
      Bonds, Series A, Prerefunded,
      5.25%, 2/1/09                                            875           931
    Texas Municipal Power Agency Revenue
      Refunding Bonds (AMBAC Insured),
      4.00%, 9/1/12                                          2,000         2,008
    University of Texas Revenue Bonds,
      Series B,
      5.25%, 8/15/12                                         7,600         8,306
--------------------------------------------------------------------------------
                                                                          22,793
--------------------------------------------------------------------------------
UTAH - 1.8%
    Intermountain Power Agency Power
      Supply Revenue Refunding Bonds,
      Series B (MBIA Insured), Prerefunded,
      5.75%, 7/1/07                                         10,000        10,553
--------------------------------------------------------------------------------
VIRGINIA - 2.6%
    Fairfax County G.O. Refunding Bonds,
      Series A, Public Improvement
      (State Aid Withholding),
      5.00%, 10/1/13                                        10,000        10,915


                          NORTHERN FUNDS QUARTERLY REPORT  6  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
MUNICIPAL BONDS - 89.8% - CONTINUED

VIRGINIA - 2.6% - (CONTINUED)
    Fairfax County G.O. Refunding Bonds,
      Series B, Public Improvement
      (State Aid Withholding),
      5.00%, 10/1/15                                   $     1,000   $     1,089
    Virginia Housing Development Authority
      Commonwealth Mortgage Revenue
      Bonds, Subseries J-1
      (MBIA Insured - G.O. of Authority),
      4.75%, 1/1/12                                          3,000         3,116
--------------------------------------------------------------------------------
                                                                          15,120
--------------------------------------------------------------------------------
WASHINGTON - 2.9%
    Tacoma Electric System Revenue
      Refunding Bonds, Series A
      (FSA Insured), Prerefunded,
      5.75%, 1/1/11                                          5,000         5,552
    Washington State G.O. Unlimited Bonds,
      Series S-4,
      5.75%, 1/1/12                                         10,000        10,795
--------------------------------------------------------------------------------
                                                                          16,347
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------------
(COST $499,575)                                                          513,734


                                                          NUMBER OF     VALUE
                                                           SHARES       (000S)
INVESTMENT COMPANIES - 0.3%
    AIM Tax Exempt Cash Fund                               551,785           551
    Dreyfus Tax-Exempt Cash
      Management Fund                                    1,321,732         1,322
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
--------------------------------------------------------------------------------
(COST $1,873)                                                              1,873


                                                         PRINCIPAL
                                                          AMOUNT       VALUE
                                                          (000S)       (000S)
SHORT-TERM INVESTMENTS - 9.4%
    Clarksville Tennesse Public Building
      Authority Revenue VRDB, Pooled
      Financing - Tennessee Municipal Bond
      Fund (Bank of America LOC),
      3.75%, 1/3/06                                    $     3,965         3,965
    Illinois Health Facilities Authority VRDB,
      University of Chicago Hospital
      (MBIA Insured),
      3.70%, 1/3/06                                          9,800         9,800
    Indiana Health & Educational Facilities
      Finance Authority Hospital Revenue
      Bonds, Series A, Howard Regional
      Health System Project
      (Comerica Bank LOC),
      3.80%, 1/3/06                                          7,300         7,300
    Louisiana Offshore Terminal Authority
      Deepwater Port Revenue Bonds,
      Series A, Loop LLC Project
      (SunTrust Bank LOC),
      3.75%, 1/3/06                                         20,400        20,400
    Mississippi Medical Center Educational
      Building Corp. Revenue VRDB, Adult
      Hospital Project (AMBAC Insured),
      3.52%, 1/5/06                                          2,350         2,350
    Missouri Development Finance Board
      Cultural Facilities Revenue Bonds,
      Series B, Nelson Gallery Foundation
      (MBIA Insured),
      3.70%, 1/3/06                                         10,200        10,200
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $54,015)                                                            54,015

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.5%
--------------------------------------------------------------------------------
(COST $555,463)                                                          569,622
--------------------------------------------------------------------------------
      Other Assets less Liabilities - 0.5%                                 2,732
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $   572,354


At December 31, 2005, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
Agriculture                                                                 5.5%
Development                                                                 6.4
General Obligation                                                         22.2
Medical                                                                     6.2
Power                                                                      10.1
Transportation                                                             15.8
Utilities                                                                   7.5
All other sectors less than 5%                                             26.3
--------------------------------------------------------------------------------
Total                                                                     100.0%

FIXED INCOME FUNDS  7  NORTHERN FUNDS QUARTERLY REPORT

                                                   December 31, 2005 (UNAUDITED)

At December 31, 2005, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                      %
AAA                                                                        56.1%
AA                                                                         16.1
A                                                                          10.7
BBB                                                                         6.2
SP1/MIG2                                                                    1.8
Cash and Equivalents                                                        9.1
--------------------------------------------------------------------------------

Total                                                                     100.0%

*        Standard & Poor's Rating Services



At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                      $  555,463
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                $   14,814
Gross tax depreciation of investments                                      (655)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                  $   14,159
--------------------------------------------------------------------------------


                          NORTHERN FUNDS QUARTERLY REPORT  8  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)


                                                   DECEMBER 31, 2005 (UNAUDITED)


With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF
INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

Colld. - Collateralized

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

SFM - Single Family Mortgage

TRB - Tax Revenue Bonds




FIXED INCOME FUNDS  9  NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND


                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                           (000S)       (000S)
U.S. GOVERNMENT AGENCIES - 74.0% (1)
FANNIE MAE - 48.5%
      3.13%, 7/15/06                                   $     5,000   $     4,961
      3.00%, 3/2/07                                          1,780         1,745
      3.63%, 3/15/07                                         6,000         5,920
      5.25%, 4/15/07                                        19,185        19,297
      3.88%, 5/15/07                                         3,347         3,308
      4.30%, 5/5/08                                          4,155         4,103
      4.50%, 8/15/08                                         1,745         1,731
      4.00%, 1/26/09                                         2,175         2,129
    Pool #555649,
      7.50%, 10/1/32                                           348           366
    Pool #725185,
      5.00%, 2/1/19                                          4,359         4,319
    Pool #725787,
      5.00%, 9/1/19                                          6,290         6,226
    Pool #753715,
      6.00%, 12/1/18                                         1,193         1,220
    Pool #761468,
      4.50%, 5/1/19                                          4,359         4,248
    Pool #813882,
      4.50%, 6/1/20                                          4,434         4,315
    Pool TBA, (2)
      5.50%, 12/31/49                                        7,365         7,291
--------------------------------------------------------------------------------
                                                                          71,179
--------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 4.5%
      4.25%, 10/10/08                                        2,780         2,750
      3.75%, 1/15/09                                         2,410         2,345
      4.13%, 7/17/09                                         1,525         1,494
--------------------------------------------------------------------------------
                                                                           6,589
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 2.7%
      3.50%, 1/18/07                                           155           153
      4.25%, 4/16/07                                         3,797         3,773
--------------------------------------------------------------------------------
                                                                           3,926
--------------------------------------------------------------------------------
FREDDIE MAC - 8.5%
      3.75%, 3/15/07                                         3,665         3,622
      4.30%, 5/5/08                                          4,030         3,980
      4.13%, 7/12/10                                         1,842         1,796
      4.75%, 12/8/10                                           700           699
    Pool #410092,
      5.14%, 11/1/24                                            59            60
    Series 2944, Class WD,
      5.50%, 11/15/28                                        2,365         2,375
--------------------------------------------------------------------------------
                                                                          12,532
--------------------------------------------------------------------------------
FREDDIE MAC GOLD - 7.3%
    Pool #E91020,
      5.50%, 8/1/17                                          2,503         2,519
    Pool #G01824,
      6.50%, 4/1/35                                            917           940
    Pool TBA, (2)
       6.00%, 12/1/31                                        7,195         7,265
--------------------------------------------------------------------------------
                                                                          10,724
--------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION - 2.5%
    Participation Certificates,
      Series 2005-20l,
      5.39%, 12/1/25                                         1,580         1,606
    Series 2005-P10B, Class 1,
      4.94%, 8/10/15                                         2,070         2,053
--------------------------------------------------------------------------------
                                                                           3,659
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
--------------------------------------------------------------------------------
(COST $110,088)                                                          108,609


U.S. GOVERNMENT OBLIGATION - 7.7%
    U.S. TREASURY NOTE - 7.7%
      4.50%, 11/15/10                                       11,264        11,324
--------------------------------------------------------------------------------
    TOTAL U.S. GOVERNMENT OBLIGATION
--------------------------------------------------------------------------------
    (COST $11,275)                                                        11,324


SHORT-TERM INVESTMENT - 27.3%
    FHLB Discount Note,
      3.30%, 1/3/06                                         39,976        39,969
--------------------------------------------------------------------------------
   TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
   (COST $39,969)                                                         39,969

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 109.0%
--------------------------------------------------------------------------------
(COST $161,332)                                                         159,902
  Liabilities less Other Assets - (9.0)%                                (13,155)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $  146,747

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) When-Issued Security


FIXED INCOME FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)



At December 31, 2005, the credit quality distribution for the Short-Intermediate U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                     %
    AAA                                                                    100.0%
--------------------------------------------------------------------------------

    Total                                                                  100.0%

*   Standard & Poor's Rating Services


Federal Tax Information:

At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                      $   161,332
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                $        92
Gross tax depreciation of investments                                     (1,522)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                  $    (1,430)
--------------------------------------------------------------------------------

                          NORTHERN FUNDS QUARTERLY REPORT  2  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
MUNICIPAL BONDS - 92.1%

ARIZONA - 4.3%
    Arizona Student Loan Acquisition
      Authority Revenue Refunding
      Bonds, Series A-1 (AMT)
      (Student Loans Gtd.),
      5.90%, 5/1/24                                    $     1,000   $     1,063
    Maricopa County Unified School District
      No. 41 Gilbert G.O. Unlimited Bonds,
      6.25%, 7/1/15                                            235           247
    Maricopa County Unified School
      District No. 41 Gilbert G.O. Unlimited
      Bonds, Prerefunded,
      6.25%, 7/1/08                                          2,765         2,957
    Maricopa County Unified School
      District No. 69 Paradise Valley G.O.
      Unlimited Bonds, Series B,
      8.50%, 7/1/06                                          5,500         5,641
    Phoenix Civic Improvement Corp. District
      Capital Appreciation Revenue Bonds,
      Series B (FGIC Insured),
      0.00%, 7/1/20                                          2,045         1,566
    Phoenix Civic Improvement Corp. Transit
      Excise Tax Revenue Bonds, Light Rail
      Project (AMBAC Insured),
      5.00%, 7/1/16                                          5,000         5,385
    Phoenix G.O. Bonds, Series B,
      4.50%, 7/1/24                                          1,000         1,008
    Pinal County COP,
      5.00%, 12/1/29                                         2,500         2,556
--------------------------------------------------------------------------------
                                                                          20,423
--------------------------------------------------------------------------------
CALIFORNIA - 15.8%
    Anaheim PFA Revenue Bonds, Electric
      System Distributing Facilities
      (MBIA Insured),
      5.00%, 10/1/28                                         2,345         2,436
    California State Department of Veterans
      Affairs Revenue Bonds, Series A,
      4.75%, 12/1/25                                         2,000         2,035
    California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A,
      6.00%, 5/1/14                                         12,000        13,608
    California State Economic Recovery
      Revenue Bonds, Series A
      (MBIA Insured),
      5.00%, 7/1/10                                          2,500         2,670
    California State G.O. Unlimited Bonds,
      5.75%, 5/1/30                                          2,500         2,711
    California State Public Works Board
      Lease Revenue Refunding Bonds,
      Series D, Department of Corrections
      (MBIA Insured),
      5.00%, 12/1/16                                         3,000         3,233
    Fresno Unified School District G.O. Bonds,
      Series D, Election of 2001
      (MBIA Insured),
      4.13%, 8/1/23                                          1,235         1,189
    Golden State Tobacco Securitization
      Corp. Revenue Bonds, Series A,
      Enhanced Asset Backed
      (AMBAC Insured),
      5.00%, 6/1/29                                          5,000         5,155
    Golden State Tobacco Securitization
      Corp. Revenue Bonds, Series B,
      Enhanced Asset Backed, Prerefunded,
      5.38%, 6/1/10                                          2,500         2,693
      5.60%, 6/1/10                                          1,250         1,358
      5.50%, 6/1/13                                          5,000         5,560
    Kern High School District G.O.
      Unlimited Refunding Bonds,
      Series A (MBIA Insured),
      6.60%, 2/1/17                                          1,845         2,113
      6.60%, 8/1/17                                          1,825         2,091
    La Habra City School District G.O.
      Capital Appreciation Bonds,
      Series A (FSA Insured),
      0.00%, 8/1/27                                          2,225           827
    Los Angeles Department of Water &
      Power Waterworks Revenue Bonds,
      Series C (MBIA Insured),
      5.00%, 7/1/29                                          2,500         2,613
    Menlo Park G.O. Unlimited Bonds,
      5.25%, 8/1/27                                          1,000         1,073
    Metropolitan Water District of Southern
      California Waterworks Revenue
      Refunding Bonds, Series B,
      5.00%, 7/1/13                                          2,500         2,721
    Moreland School District G.O.
      Unlimited Bonds, Series C,
      Election of 2002 (FGIC Insured),
      0.00%, 8/1/28                                          3,000           903
    Orange County Sanitation District COP
      (FGIC Insured),
      5.25%, 2/1/28                                         12,310        13,068

FIXED INCOME FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT       VALUE
                                                           (000S)      (000S)
MUNICIPAL BONDS - 92.1% - CONTINUED

CALIFORNIA - 15.8% - (CONTINUED)
    San Diego Unified School District G.O
      Bonds, Series F, Election 1998
      (FSA Insured),
      5.00%, 7/1/29                                    $     5,000   $     5,240
    Walnut Valley Unified School District
      G.O. Unlimited Bonds, Series A
      (MBIA Insured), Escrowed to Maturity,
      6.00%, 8/1/13                                          1,000         1,154
--------------------------------------------------------------------------------
                                                                          74,451
--------------------------------------------------------------------------------
COLORADO - 1.0%
    Colorado Health Facilities Authority
      Revenue Bonds, Portercare Adventist
      Health Hospital, Prerefunded,
      6.50%, 11/15/11                                        1,000         1,160
    Denver City & County Special Facilities
      Airport Revenue Bonds, Series A
      (AMT), Rental Car Project
      (MBIA Insured),
      6.00%, 1/1/14                                          3,360         3,596
--------------------------------------------------------------------------------
                                                                           4,756
--------------------------------------------------------------------------------
CONNECTICUT - 3.2%
    Connecticut State G.O. Refunding Bonds,
      Series B (MBIA Insured),
      5.00%, 12/1/16                                         5,000         5,392
    Connecticut State Special Tax Obligation
      Revenue Bonds, Series A,
      Transportation Infrastructure,
      Partially Prerefunded,
      7.13%, 6/1/10                                          8,625         9,778
--------------------------------------------------------------------------------
                                                                          15,170
--------------------------------------------------------------------------------
FLORIDA - 9.0%
    Crossings at Fleming Island Community
      Development District Special
      Assessment Revenue Refunding
      Bonds, Series C,
      7.05%, 5/1/15                                          1,600         1,717
    Florida State Board of Education Capital
      Outlay G.O. Unlimited Bonds,
      9.13%, 6/1/14                                          2,090         2,672
    Florida State Board of Education Capital
      Outlay G.O. Unlimited Refunding Bonds,
      Escrowed to Maturity,
      9.13%, 6/1/14                                            325           444
    Florida State Broward County
      G.O. Unlimited Bonds,
      Escrowed to Maturity,
      10.00%, 7/1/14                                        15,950        21,491
    Orlando Utilities Commission Water &
      Electric Revenue Refunding Bonds,
      Series D, Escrowed  to Maturity,
      6.75%, 10/1/17                                         7,700         9,257
    Poinciana Community Development
      District Special Assessment Bonds,
      Series A,
      7.13%, 5/1/31                                          1,000         1,066
    Sunrise Utility System Revenue Refunding
      Bonds, Series A (AMBAC Insured),
      5.50%, 10/1/15                                         4,960         5,540
--------------------------------------------------------------------------------
                                                                          42,187
--------------------------------------------------------------------------------
GEORGIA - 3.5%
    De Kalb County Water & Sewer
      Revenue Bonds,
      5.38%, 10/1/35                                         6,200         6,641
    Forsyth County G.O. Unlimited Bonds,
      Prerefunded,
      6.00%, 3/1/10                                          3,290         3,645
    Gainesville & Hall County Development
      Authority Revenue Bonds, Series C,
      Senior Living Facilities - Lanier Village,
      7.25%, 11/15/29                                        2,000         2,208
    Georgia Municipal Electric Authority
      Power Revenue Bonds, Series B
      (FGIC-TCRS Insured),
      6.38%, 1/1/16                                          2,300         2,750
    Private Colleges & Universities Authority
      Student Housing Revenue Bonds,
      Series A, Mercer Housing Corp.
      Project,
      6.00%, 6/1/21                                          1,000         1,048
--------------------------------------------------------------------------------
                                                                          16,292
--------------------------------------------------------------------------------
ILLINOIS - 5.0%
    Bolingbrook Capital Appreciation G.O
      Unlimited Bonds, Series B
      (MBIA Insured),
      0.00%, 1/1/33                                          1,400           324
    Chicago O'Hare International Airport
      Third Lien Revenue Bonds, Series B-2
      (AMT) (XLCA Insured),
      6.00%, 1/1/29                                         11,000        12,271
    Chicago Park District Parking Facilities
      Revenue Bonds (ACA Insured),
      Prerefunded,
      6.00%, 1/1/10                                          3,000         3,280



                          NORTHERN FUNDS QUARTERLY REPORT  2  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
MUNICIPAL BONDS - 92.1% - CONTINUED

ILLINOIS - 5.0% - (CONTINUED)
    Illinois Development Finance Authority
      Economic Development Revenue
      Bonds, Latin School of Chicago Project,
      Prerefunded,
      5.60%, 8/1/08                                    $       350   $       359
    Illinois Educational Facilities Authority
      Student Housing Revenue Bonds,
      Educational Advancement Fund
      University Center Project,
      6.00%, 5/1/22                                            750           812
    Illinois Health Facilities Authority
      Revenue Bonds, Riverside Health
      System,
      6.00%, 11/15/32                                        1,000         1,068
    Metropolitan Pier & Exposition Authority
      Revenue Bonds, Series A, McCormick
      Place Expansion (MBIA Insured),
      5.25%, 6/15/42                                         5,000         5,251
--------------------------------------------------------------------------------
                                                                          23,365
--------------------------------------------------------------------------------
INDIANA - 7.2%
    Franklin Township Independent School
      Building Corp. Marion County First
      Mortgage Revenue Bonds,
      Prerefunded,
      6.50%, 7/15/10                                         5,000         5,703
    Hamilton County Independent Public
      Building Corp. First Mortgage G.O.
      Unlimited Bonds,
      7.25%, 8/1/13                                          4,200         5,093
    Indiana Development Finance Authority
      Environmental Revenue Refunding
      Bonds, USX Corp. Project,
      5.25%, Mandatory Put 12/2/11                           1,000         1,064
    Indiana HFA SFM Revenue Bonds,
      Series C-3 (AMT),
      6.30%, 7/1/31                                             25            25
    Indiana Office Building Commission
      Capital Complex Revenue Bonds,
      Series B (MBIA Insured),
      7.40%, 7/1/15                                          5,620         7,052
    Indianapolis Industrial Utilities District
      Revenue Refunding Bonds, Series B
      (FGIC Insured),
      3.50%, 6/1/18                                          3,280         3,078
    Indianapolis Industrial Utilities District
      Revenue Refunding Bonds, Series B
      (FGIC Insured), Escrowed to Maturity,
      5.00%, 6/1/06                                          1,740         1,752
      4.00%, 6/1/08                                          2,275         2,312
    Indianapolis Local Public Improvement
      Bond Bank Revenue Bonds, Series A,
      Waterworks Project (MBIA Insured),
      Prerefunded,
      5.25%, 7/1/12                                          5,000         5,468
    Monroe County Hospital Authority
      Revenue Bonds, Series B, Bloomington
      Hospital Obligation Group
      (FSA Insured),
      6.00%, 5/1/29                                          2,000         2,154
--------------------------------------------------------------------------------
                                                                          33,701
--------------------------------------------------------------------------------
KANSAS - 0.4%
    Wichita Hospital Improvement Facilities
      Revenue Refunding Bonds, Series III,
      6.25%, 11/15/18                                        1,685         1,849
--------------------------------------------------------------------------------
KENTUCKY - 2.3%
    Louisville & Jefferson County
      Metropolitan Sewer District Sewer &
      Drain System Revenue Bonds,
      Series A (MBIA Insured),
      5.50%, 5/15/34                                        10,000        10,901
--------------------------------------------------------------------------------
MASSACHUSETTS - 4.8%
    Massachusetts School Building Authority
      Sales Tax Revenue Bonds, Series A
      (FSA Insured),
      5.00%, 8/15/14                                         5,000         5,437
    Massachusetts State Development
      Finance Agency Revenue Bonds,
      Series P, Boston University
      (G.O. of Institution),
      6.00%, 5/15/59                                         2,000         2,323
    Massachusetts State G.O. Bonds,
      Series C, Construction Loan,
      5.50%, 12/1/11                                         5,000         5,490
    Massachusetts State Water Pollution
      Abatement Revenue Bonds, Series A,
      MWRA Program,
      6.00%, 8/1/19                                          3,000         3,610

FIXED INCOME FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT       VALUE
                                                          (000S)      (000S)
MUNICIPAL BONDS - 92.1% - CONTINUED

MASSACHUSETTS - 4.8% - (CONTINUED)
    Springfield G.O. Bonds, Municipal
      Purpose Loan (MBIA Insured - State
      Aid Withholding),
      5.25%, 8/1/13                                    $     5,000   $     5,497
--------------------------------------------------------------------------------
                                                                          22,357
--------------------------------------------------------------------------------
MICHIGAN - 2.5%
    Michigan State G.O. Unlimited Notes,
      Series A,
      4.50%, 9/29/06                                         5,000         5,044
    Michigan State Trunk Line Fund Revenue
      Bonds (FSA Insured),
      5.50%, 11/1/18                                         2,500         2,868
    Wayne Charter County Airport Revenue
      Bonds, Series B (MBIA Insured),
      4.88%, 12/1/23                                         2,500         2,546
    Wayne Charter County Revenue
      Refunding Bonds, Series C
      (FGIC Insured),
      5.38%, 12/1/15                                         1,000         1,087
--------------------------------------------------------------------------------
                                                                          11,545
--------------------------------------------------------------------------------
MINNESOTA - 0.4%
    Minnesota State Housing Finance
      Agency SFM Revenue Bonds,
      Series A (MBIA Insured),
      5.35%, 7/1/17                                            625           642
    Minnesota State Housing Finance
      Agency SFM Revenue Bonds, Series F,
      5.70%, 1/1/17                                          1,110         1,128
--------------------------------------------------------------------------------
                                                                           1,770
--------------------------------------------------------------------------------
NEVADA - 0.5%
    Nevada State G.O. Limited Bonds, Nevada
      Municipal Bond Bank Project 20-23A,
      Escrowed to Maturity,
      7.20%, 7/1/06                                          2,540         2,548
--------------------------------------------------------------------------------
NEW JERSEY - 2.1%
    New Jersey Economic Development
      Authority Revenue Bonds,
      Cigarette Tax,
      5.75%, 6/15/29                                         5,000         5,288
    New Jersey Health Care Facilities
      Financing Authority Revenue
      Refunding Bonds, Atlantic City
      Medical Center,
      6.25%, 7/1/17                                          1,000         1,119
    New Jersey State Turnpike Authority
      Growth & Income Securities Revenue
      Bonds, Series B (AMBAC Insured),
      0.00%, 1/1/35                                    $     5,000   $     3,301
--------------------------------------------------------------------------------
                                                                           9,708
--------------------------------------------------------------------------------
NEW MEXICO - 0.7%
    New Mexico Finance Authority
      Subordinate Lien Revenue Refunding
      Bonds, Series B (AMBAC Insured),
      5.00%, 6/15/12                                         3,000         3,237
--------------------------------------------------------------------------------
NEW YORK - 8.9%
    Dutchess County IDA Civic Facilities
      Revenue Bonds, Bard College
      Civic Facilities,
      5.75%, 8/1/30                                          2,000         2,152
    Metropolitan Transportation Authority
      Revenue Refunding Bonds,
      Series A (AMBAC Insured),
      5.50%, 11/15/14                                        3,350         3,777
    New York City G.O. Bonds, Series A,
      Prerefunded,
      6.00%, 5/15/10                                           395           440
    New York City G.O. Unlimited Bonds,
      Series A,
      6.00%, 5/15/30                                           610           667
    New York City IDA Special Airport
      Facilities Revenue Bonds, Series A
      (AMT), Airis JFK I LLC Project,
      6.00%, 7/1/27                                            500           508
    New York City IDA Special Facilities
      Revenue Bonds, Terminal One Group
      Assistance Project,
      5.50%, 1/1/24                                          2,000         2,120
    New York City Municipal Water Finance
      Authority Water & Sewer System
      Revenue Bonds, Series B,
      Prerefunded,
      6.00%, 6/15/10                                         1,940         2,163
    New York City Municipal Water Finance
      Authority Water & Sewer System
      Revenue Crossover Refunding Bonds,
      Series B,
      6.00%, 6/15/33                                         1,160         1,281

                          NORTHERN FUNDS QUARTERLY REPORT  4  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)


                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
MUNICIPAL BONDS - 92.1% - CONTINUED

NEW YORK - 8.9% - (CONTINUED)
    New York City Transitional Finance
      Authority Revenue Bonds, Series B,
      Future Tax Secured, Prerefunded,
      6.00%, 5/15/10                                   $     4,000   $     4,454
      6.13%, 5/15/10                                         2,000         2,238
    New York Convention Center  Operating
      Corp. Revenue Bonds, Hotel Unit Fee,
      (AMBAC Insured),
      5.00%, 11/15/26                                        3,000         3,172
    New York State Dormitory Authority
      Lease Revenue Bonds, Series A, Court
      Facilities, Prerefunded,
      5.50%, 5/15/13                                         1,000         1,120
    New York State Dormitory Authority
      Lease Revenue Bonds, Series A,
      University Dormitory Facilities,
      Prerefunded,
      6.25%, 7/1/10                                          1,115         1,255
    New York State Thruway Authority
      Service Contract Revenue Bonds,
      Local Highway & Bridge
      (AMBAC Insured), Prerefunded,
      5.38%, 4/1/10                                          3,110         3,379
    Port Authority of New York & New Jersey
     Revenue Bonds, Series 109
     (G.O. of Authority),
     5.38%, 1/15/32                                          2,000         2,056
    Tobacco Settlement Financing Corp.
      Revenue Bonds, Series C-1,
      5.50%, 6/1/16                                         10,000        10,861
--------------------------------------------------------------------------------
                                                                          41,643
--------------------------------------------------------------------------------
NORTH CAROLINA - 3.3%
    North Carolina State Eastern Municipal
      Power Agency Power System Revenue
      Bonds, Series A, Escrowed to Maturity,
      6.50%, 1/1/18                                          2,655         3,294
    North Carolina State Eastern Municipal
      Power Agency Power System Revenue
      Bonds, Series D,
      6.75%, 1/1/26                                          1,250         1,376
    North Carolina State Eastern Municipal
      Power Agency Power System Revenue
      Refunding Bonds, Series B,
      7.00%, 1/1/08                                         10,000        10,666
--------------------------------------------------------------------------------
                                                                          15,336
--------------------------------------------------------------------------------
OHIO - 1.7%
    Columbus City School District G.O. Bonds,
      School Facilities Construction &
      Improvement (FSA Insured),
      5.25%, 12/1/27                                         1,115         1,205
    Columbus G.O. Refunding Bonds,
      Series A,
      5.00%, 6/15/12                                         4,075         4,412
    Ohio Housing Finance Agency Mortgage
     Revenue Bonds, Series A-1,
     Residential Mortgage-Backed
     Securities (Colld. by GNMA Securities),
     5.70%, 3/1/17                                             590           603
    Ohio Housing Finance Agency Mortgage
      Revenue Bonds, Series C (AMT),
      Residential Mortgage-Backed
      Securities (Colld. by GNMA Securities),
      5.15%, 3/1/13                                            865           893
    Plain Local School District G.O.
      Unlimited Bonds (FGIC Insured),
      6.00%, 12/1/25                                           190           210
    Plain Local School District G.O.
      Unlimited Bonds (FGIC Insured),
      Prerefunded,
      6.00%, 6/1/11                                            810           907
--------------------------------------------------------------------------------
                                                                           8,230
--------------------------------------------------------------------------------
OKLAHOMA - 1.9%
    McGee Creek Authority Water Revenue
      Bonds (MBIA Insured),
      6.00%, 1/1/13                                          6,000         6,651
    Payne County Economic Development
      Authority Student Housing Revenue
      Bonds, Series A, Collegiate Housing
      Foundation, Prerefunded,
      6.38%, 6/1/11                                          2,000         2,263
--------------------------------------------------------------------------------
                                                                           8,914
--------------------------------------------------------------------------------
OREGON - 0.4%
    Oregon State Housing & Community
      Services Department Mortgage
      Revenue Bonds, Series E, SFM
      Program (FHA Insured),
      6.15%, 7/1/30                                            485           506
    Oregon State Housing & Community
      Services Department Mortgage
      Revenue Bonds, Series F, SFM Project,
      5.55%, 7/1/30                                          1,470         1,514
--------------------------------------------------------------------------------
                                                                           2,020
--------------------------------------------------------------------------------

FIXED INCOME FUNDS  5  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
MUNICIPAL BONDS - 92.1% - CONTINUED

PENNSYLVANIA - 2.3%
    Allegheny County Port Authority Special
      Revenue Bonds, Transportation
      (MBIA Insured), Prerefunded,
      6.13%, 3/1/09                                    $     1,635   $     1,785
    Montgomery County Higher Education &
      Health Authority Revenue Bonds,
      Series A, Philadelphia Geriatric Center,
      Prerefunded,
      7.38%, 12/1/09                                         3,000         3,438
    Pennsylvania Housing Finance Agency
      SFM Revenue Bonds, Series 72A
      (AMT),
      4.80%, 4/1/12                                            750           768
    Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      LaSalle University,
      5.50%, 5/1/34                                          1,330         1,400
    Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Series A, UPMC Health System,
      6.00%, 1/15/22                                         1,750         1,900
    Pennsylvania State Higher Educational
      Facilities Authority Student Housing
      Revenue Bonds, Series A, Student
      Association, Inc. Project,
      6.75%, 9/1/32                                          1,475         1,546
--------------------------------------------------------------------------------
                                                                          10,837
--------------------------------------------------------------------------------
PUERTO RICO - 3.1%
    Puerto Rico Commonwealth Highway &
      Transportation Authority
      Transportation Revenue Bonds,
      Series B, Prerefunded,
      6.00%, 7/1/10                                          2,000         2,215
    Puerto Rico Commonwealth Highway &
      Transportation Authority
      Transportation Revenue Bonds,
      Series D, Prerefunded,
      5.25%, 7/1/12                                         11,260        12,240
--------------------------------------------------------------------------------
                                                                          14,455
--------------------------------------------------------------------------------
RHODE ISLAND - 0.7%
    Rhode Island Economic Development
      Corp. Airport Revenue Bonds,
      Series B (FGIC Insured), Prerefunded,
      6.50%, 7/1/10                                          3,000         3,410
--------------------------------------------------------------------------------
SOUTH CAROLINA - 0.4%
    Charleston Educational Excellence
      Finance Corp. County School District
      Revenue Bonds,
      5.25%, 12/1/30                                   $     2,000   $     2,112
--------------------------------------------------------------------------------
TEXAS - 4.7%
    Birdville Independent School District
      Capital Appreciation G.O. Unlimited
      Bonds (PSF Gtd.),
      0.00%, 2/15/19                                         1,795           836
    Denton Utility System Improvement
      Revenue Refunding Bonds
      (FSA Insured),
      4.50%, 12/1/22                                           500           503
    Harris County Health Facilities
      Development Corp. Revenue Bonds,
      Series A, Christus Health
      (MBIA Insured),
      5.50%, 7/1/09                                          1,320         1,399
    Harris County Health Facilities
      Development Corp. Revenue Bonds,
      Series A, Christus Health (MBIA
      Insured), Escrowed to Maturity,
      5.50%, 7/1/09                                            180           192
    Parker County Hospital District Revenue
      Bonds, Campbell Health System,
      6.25%, 8/15/19                                         1,000         1,050
    Sam Rayburn Municipal Power Agency
      Revenue Refunding Bonds,
      5.50%, 10/1/10                                         1,000         1,052
      6.00%, 10/1/16                                         1,000         1,071
      6.00%, 10/1/21                                         1,250         1,333
    Texas Municipal Power Agency Revenue
      Refunding Bonds (AMBAC Insured),
      4.00%, 9/1/12                                          1,150         1,154
    Texas State TRANS,
      4.50%, 8/31/06                                        10,000        10,077
    Texas State Veterans Housing Assistance
      G.O. Unlimited Bonds, Series C (AMT),
      Fund II,
      6.10%, 6/1/21                                          3,000         3,208


                          NORTHERN FUNDS QUARTERLY REPORT  6  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)       (000S)
MUNICIPAL BONDS - 92.1% - CONTINUED

TEXAS - 4.7% - (CONTINUED)
  Waxahachie Independent School District
     Capital Appreciation G.O. Unlimited
     Bonds (PSF Gtd.),
     0.00%, 8/15/16                                    $       240   $       135
     0.00%, 8/15/23                                            190            65
     0.00%, 8/15/28                                            305            75
     0.00%, 8/15/30                                            320            69
--------------------------------------------------------------------------------
                                                                          22,219
--------------------------------------------------------------------------------
WASHINGTON - 2.0%
  Washington Public Power Supply System
     Revenue Refunding Bonds, Series A,
     Nuclear Project No.2,
     6.30%, 7/1/12                                           3,000         3,436
  Washington State G.O. Unlimited Bonds,
     Series B & AT-7,
     6.40%, 6/1/17                                           5,200         6,206
--------------------------------------------------------------------------------
                                                                           9,642
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------------
(COST $407,254)                                                          433,078


                                                          NUMBER       VALUE
                                                        OF SHARES     (000S)
INVESTMENT COMPANIES - 3.5%
  AIM Tax Exempt Cash Fund                            16,646,564        16,647
  Dreyfus Tax-Exempt Cash Management
     Fund                                                  32,038            32
--------------------------------------------------------------------------------
 TOTAL INVESTMENT COMPANIES
--------------------------------------------------------------------------------
 (COST $16,679)                                                           16,679
--------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)      (000S)
SHORT-TERM INVESTMENTS - 3.4%
  Harris County Health Facilities
     Development Corp. VRDB, Series B,
     The Methodist System,
     3.70%, 1/3/06                                     $    13,950        13,950
  Los Angeles Department of Water &
     Power Waterworks Revenue VRDB,
     Subseries B-1,
     3.55%, 1/5/06                                           1,850         1,850
  Pinellas County Health Facility Authority
     Revenue Refunding VRDB, Bayfront
     Project (Suntrust Bank LOC),
     3.75%, 1/3/06                                     $       200   $       200
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $16,000)                                                            16,000



--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.0%
--------------------------------------------------------------------------------
(COST $439,933)                                                          465,757
--------------------------------------------------------------------------------
Other Assets less Liabilities - 1.0%                                       4,704
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $470,461



At December 31, 2005, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
Agriculture                                                                 5.5%
Airport                                                                     5.0
Facilities                                                                  5.5
General Obligation                                                         16.5
Medical                                                                     5.6
Power                                                                       9.1
School District                                                             6.3
Transportation                                                              9.6
Utilities                                                                  12.7
All other sectors less than 5%                                             24.2
--------------------------------------------------------------------------------
Total                                                                     100.0%


FIXED INCOME FUNDS  7  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


At December 31, 2005, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                       %
AAA                                                                        52.5%
AA                                                                         16.1
A                                                                          10.6
BBB                                                                         9.6
Not Rated                                                                   1.3
SP1/MIG1                                                                    3.3
Other                                                                       0.2
Short-Term Investments                                                      6.4
--------------------------------------------------------------------------------
Total                                                                     100.0%


*   Standard & Poor's Rating Services


At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $ 439,933
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                 $  25,946
Gross tax depreciation of investments                                      (122)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                   $  25,824
--------------------------------------------------------------------------------


                          FIXED INCOME FUNDS  8  NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2005 (UNAUDITED)
TAX-EXEMPT FUND (continued)


With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital  Access

AMBAC -American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

Colld. - Collateralized

COP - Certificate of Participation

FGIC -Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PFA - Public Finance Authority

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRAN - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

XLCA -XL Capital Assurance


FIXED INCOME FUNDS  9  NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT FUND


                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
U.S. GOVERNMENT AGENCIES - 64.3% (1)

FANNIE MAE - 30.8%
     3.00%, 3/2/07                                     $     2,320   $     2,274
     3.63%, 3/15/07                                          2,500         2,467
     4.30%, 5/5/08                                           2,040         2,015
     4.50%, 8/15/08                                          2,335         2,316
     4.00%, 1/26/09                                          2,635         2,580
     4.63%, 10/15/13                                         1,585         1,566
  Pool #555649,
     7.50%, 10/1/32                                            571           599
  Pool #725185,
     5.00%, 2/1/19                                           7,731         7,659
  Pool #725787,
     5.00%, 9/1/19                                           6,471         6,405
  Pool #753715,
     6.00%, 12/1/18                                          1,767         1,806
  Pool #761468,
     4.50%, 5/1/19                                           1,714         1,671
  Pool #777357,
     4.50%, 5/1/19                                           7,955         7,753
  Pool #813882,
     4.50%, 6/1/20                                           5,838         5,681
  Pool TBA, (2)
     5.50%, 12/31/49                                         9,035         8,945
--------------------------------------------------------------------------------
                                                                          53,737
--------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 2.9%
     3.75%, 1/15/09                                          3,240         3,153
     4.13%, 7/17/09                                          1,880         1,842
--------------------------------------------------------------------------------
                                                                           4,995
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 8.0%
     3.50%, 1/18/07                                          2,045         2,019
     4.25%, 4/16/07                                          4,574         4,545
     4.90%, 11/21/07                                         6,455         6,443
     5.25%, 6/18/14                                          1,000         1,031
--------------------------------------------------------------------------------
                                                                          14,038
--------------------------------------------------------------------------------
FREDDIE MAC - 14.3%
     3.75%, 3/15/07                                         11,185        11,053
     4.30%, 5/5/08                                           5,400         5,332
     4.13%, 7/12/10                                          3,650         3,559
     4.75%, 12/8/10                                          1,640         1,637
  Pool #410092,
     5.14%, 11/1/24                                            245           252
  Series 2944, Class WD,
     5.50%, 11/15/28                                         3,125         3,139
--------------------------------------------------------------------------------
                                                                          24,972
--------------------------------------------------------------------------------
FREDDIE MAC GOLD - 5.7%
  Pool #G01824,
     6.50%, 4/1/35                                           1,159         1,188
  Pool TBA, (2)
     6.00%, 12/1/31                                          8,770         8,855
--------------------------------------------------------------------------------
                                                                          10,043
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0%
  Pool #268360,
     10.00%, 4/15/19                                            44            50
  Pool #270288,
     10.00%, 6/15/19                                            27            30
--------------------------------------------------------------------------------
                                                                              80
--------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION - 2.6%
  Participation Certificates,
     Series 2005-20I,
     5.39%, 12/1/25                                          1,940         1,972
  Series 2005-P10B, Class 1,
     4.94%, 8/10/15                                          2,535         2,514
--------------------------------------------------------------------------------
                                                                           4,486
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
--------------------------------------------------------------------------------
(COST $113,592)                                                          112,351



U.S. GOVERNMENT OBLIGATIONS - 20.4%

U.S. TREASURY NOTES - 20.4%
     4.50%, 11/15/10                                        18,911        19,013
     5.00%, 8/15/11                                          1,185         1,223
     4.50%, 11/15/15                                        15,308        15,434
--------------------------------------------------------------------------------
                                                                          35,670
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------------------
(COST $35,350)                                                            35,670


FIXED INCOME FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

                                                   DECEMBER 31, 2005 (UNAUDITED)


                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)      (000S)
SHORT-TERM INVESTMENT - 25.8%

  FHLB Discount Note,
     3.30%, 1/3/06                                     $    44,954   $    44,946
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $44,946)                                                            44,946



--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 110.5%
--------------------------------------------------------------------------------
(COST $193,888)                                                         192,967
  Liabilities less Other Assets - (10.5)%                               (18,266)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $ 174,701


(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) When-Issued Security


At December 31, 2005, the credit quality distribution for the U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                       %
AAA                                                                       100.0%
--------------------------------------------------------------------------------
Total                                                                     100.0%

*   Standard & Poor's Rating Services


Federal Tax Information:
At December 31, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $ 193,888
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                 $     377
Gross tax depreciation of investments                                    (1,298)
--------------------------------------------------------------------------------
Net tax depreciation of investments                                   $    (921)
--------------------------------------------------------------------------------


                          NORTHERN FUNDS QUARTERLY REPORT  2  FIXED INCOME FUNDS

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    CALIFORNIA MUNICIPAL MONEY MARKET FUND
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                                  PRINCIPAL
                                                                                                   AMOUNT            VALUE
                                                                                                   (000S)            (000S)
MUNICIPAL INVESTMENTS - 99.8%

CALIFORNIA - 94.8%
    ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
      Series 2004, Thacher Schools,
      3.50%, 1/10/06                                                                           $       4,700     $       4,700
    ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
      Series 2005, Institute for Defense Analyses (AMBAC Insured),
      3.50%, 1/10/06                                                                                   3,000             3,000
    ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB,
      Series 2000A (AMT), East Ridge Apartments (FNMA LOC),
      3.59%, 1/10/06                                                                                   2,545             2,545
    ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB,
      Series 2002 (AMT), The Bachenheimer Building Project (FNMA Gtd.),
      3.52%, 1/10/06                                                                                   7,720             7,720
    ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB,
      Series 2002A (AMT), Action Courtyard Apartments Project (Wells Fargo Bank N.A. LOC),
      3.58%, 1/10/06                                                                                   3,640             3,640
    ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB,
      Series 2002A (AMT), Darling Florist Building Project (FNMA Gtd.),
      3.52%, 1/10/06                                                                                   4,710             4,710
    ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004,
    California Senior Living, Elder Care Alliance (Lloyds TSB Bank LOC),
      3.46%, 1/10/06                                                                                  16,385            16,385
    Alameda County IDA Revenue VRDB,
      Series 1995A (AMT), Heat and Control, Inc. Project (Comerica Bank LOC),
      3.56%, 1/10/06                                                                                   1,520             1,520
    Alameda County IDA Revenue VRDB,
      Series 1997A (AMT), Tool Family Partnership (Wells Fargo Bank N.A. LOC),
      3.58%, 1/10/06                                                                                   1,240             1,240
    Alameda County IDA Revenue VRDB,
      Series 2001 (AMT), Pacific Paper Tube Project (Wells Fargo Bank N.A. LOC),
      3.58%, 1/10/06                                                                                   2,285             2,285
    Alameda County IDA Revenue VRDB,
      Series 2004 (AMT), Autumn Press, Inc. Project (Wells Fargo Bank N.A. LOC),
      3.57%, 1/10/06                                                                                   2,332             2,332
    Alameda County IDA Revenue VRDB,
      Series 2004A (AMT), BEMA Electronics Manufacturing Project (Comerica Bank LOC),
      3.57%, 1/10/06                                                                                   2,200             2,200
    Alameda-Contra Costa Schools COP,
      Series 2002J, Capital Improvement Project (KBC Bank N.V. LOC),
      3.58%, 1/10/06                                                                                   2,255             2,255
    Alameda-Contra Costa Schools COP,
      Series 2002K, Capital Improvement Project (KBC Bank N.V. LOC),
      3.58%, 1/10/06                                                                                   2,700             2,700
    Anaheim California Housing Authority for Multifamily Revenue VRDB,
    Anaheim Hills-Fountains (AMT) (FNMA LOC),
      3.55%, 1/10/06                                                                                  14,424            14,424


                         MONEY MARKET FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)



                                                                                              PRINCIPAL
                                                                                               AMOUNT           VALUE
                                                                                               (000S)           (000S)
MUNICIPAL INVESTMENTS - 99.8% - CONTINUED

CALIFORNIA - 94.8% - (CONTINUED)
    Azusa Multifamily Housing Revenue Bonds,
      Series 1994, Pacific Glen Apartments Project (FNMA LOC),
      3.44%, 1/10/06                                                                       $      5,100     $      5,100
    California Alternative Energy Source Revenue Bonds,
      Series 1993A (AMT), Cogen General Electric Capital Project
      (General Electric Capital Corp. Gtd.), (1)
      3.49%, 1/10/06                                                                             25,080           25,080
    California Department of Water Resources VRDB,
      Series 2002B-3, Power Supply Revenue Bonds (Bank of New York LOC),
      3.65%, 1/3/06                                                                              11,945           11,945
    California Department of Water Resources VRDB,
      Series 2002C-1, Power Supply Revenue Bonds (Dexia Credit Local LOC),
      3.55%, 1/10/06                                                                              6,950            6,950
    California Department of Water Resources VRDB,
      Series 2002C-3, Power Supply Revenue Bonds (AMBAC Insured),
      3.55%, 1/10/06                                                                              4,275            4,275
    California Department of Water Resources VRDB,
      Series 2002C-7, Power Supply Revenue Bonds (FSA Insured),
      3.53%, 1/10/06                                                                             35,600           35,600
    California Economic Development Financing Authority Revenue VRDB,
      Series 1996A (AMT), Joseph Schmidt Confections Project (BNP Paribas LOC),
      3.58%, 1/10/06                                                                              2,900            2,900
    California Economic Development Financing Authority Revenue VRDB,
      Series 1998 (AMT), Fricke-Parks Press, Inc. Project (Wells Fargo Bank N.A. LOC),
      3.56%, 1/10/06                                                                              1,790            1,790
    California Educational Facilities Authority Revenue Bonds,
      Citigroup ROCS 2005-II-R-354, (1)
      3.55%, 1/10/06                                                                              5,640            5,640
    California Educational Facilities Authority Revenue Bonds,
      University of Southern California,
      Series 2003-45A, Soc Gen Municipal Trust Receipts, (1)
      3.55%, 1/10/06                                                                              5,000            5,000
    California FHLMC Multifamily Variable Rate Certificates,
      Series M001 Class A (AMT) (FHLMC LOC),
      3.61%, 1/10/06                                                                             39,481           39,481
    California FHLMC Multifamily Variable Rate Certificates,
      Series M007 Class A (AMT) (FHLMC LOC),
      3.61%, 1/10/06                                                                             11,244           11,244
    California Health Facilities Financing Authority Revenue VRDB,
      Series 2001A, Scripps Health (JPMorgan Chase Bank LOC),
      3.55%, 1/10/06                                                                              1,840            1,840
    California Health Facilities Financing Authority Revenue VRDB,
      Series 2002, Adventist Health Systems (Wachovia Bank N.A. LOC),
      3.70%, 1/3/06                                                                               7,100            7,100

NORTHERN FUNDS QUARTERLY REPORT  2  MONEY MARKET FUNDS

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                              PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                               (000S)            (000S)
MUNICIPAL INVESTMENTS - 99.8% - CONTINUED

CALIFORNIA - 94.8% - (CONTINUED)
    California Health Facilities Financing Authority Revenue VRDB,
      Series 2002B, Adventist Health System (Wachovia Bank N.A. LOC),
      3.70%, 1/3/06                                                                      $      4,900     $      4,900
    California Health Facilities Financing Authority Revenue VRDB,
      Series 2004J, Catholic Healthcare West (Bank of America N.A. LOC),
      3.45%, 1/10/06                                                                            5,900            5,900
    California Housing Finance Agency Revenue VRDB,
      Series 2002M (AMT),
      3.80%, 1/3/06                                                                               120              120
    California Housing Finance Agency Revenue VRDB,
      Series 2004E-1 (AMT), Home Mortgage Revenue,
      3.53%, 1/10/06                                                                           10,000           10,000
    California Infrastructure and Economic Development Bank IDR VRDB,
      Series 1999 (AMT), Starter and Alternator Project
      (California State Teachers Retirement System LOC),
      3.68%, 1/10/06                                                                            3,800            3,800
    California Infrastructure and Economic Development Bank IDR VRDB,
      Series 2002A (AMT), Block and Brick Project (U.S. Bank N.A. LOC),
      3.51%, 1/10/06                                                                            5,290            5,290
    California Infrastructure and Economic Development Bank Revenue VRDB,
      Series 2002, Academy of Motion Pictures Arts and Sciences (AMBAC Insured),
      3.50%, 1/10/06                                                                            1,000            1,000
    California Infrastructure and Economic Development Bank Revenue VRDB,
      J Paul Getty Trust,
      Series 2003B,
      2.25%, 2/2/06                                                                               600              600
      Series 2003D,
      2.25%, 2/2/06                                                                            14,400           14,400
    California Infrastructure and Economic Development Bank Revenue VRDB,
      Series 2002 (AMT), 7/11 Materials, Inc. Project
      (California State Teachers Retirement LOC),
      3.60%, 1/10/06                                                                            3,735            3,735
    California Pollution Control Financing Authority
      Environmental Improvement Revenue VRDB, Air Products Manufacturing
      Series 1997B (AMT) (Air Products and Chemicals Corp. Gtd.),
      3.62%, 1/10/06                                                                           10,000           10,000
    California Pollution Control Financing Authority PCR Bonds,
      Series 1996E, Pacific Gas and Electricity (JPMorgan Chase Bank LOC),
      3.70%, 1/3/06                                                                            31,300           31,300
    California Pollution Control Financing Authority Revenue Bonds,
      Merrill Lynch P-Floats PA-538R, San Diego Gas and Electric (MBIA Insured), (1)
      3.56%, 1/10/06                                                                           24,160           24,160




                         MONEY MARKET FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT            VALUE
                                                                                                      (000S)            (000S)
MUNICIPAL INVESTMENTS - 99.8% - CONTINUED

CALIFORNIA - 94.8% - (CONTINUED)
    California Pollution Control Financing Authority Revenue Bonds,
      Merrill Lynch P-Floats PA-633R,
      San Diego Gas and Electric (MBIA Insured), (1)
      3.56%, 1/10/06                                                                             $     11,850     $     11,850
    California State Department of Water Resources and Power Supply Revenue VRDB,
      Series G-1 (Royal Bank of Canada LOC),
      3.15%, 2/2/06                                                                                    14,800           14,800
    California State Department of Water Resources and Power Supply Revenue VRDB,
      Series G-3 (FSA Corp. Insured LOC),
      3.18%, 2/2/06                                                                                     6,000            6,000
    California State Department of Water Resources and Power Supply Revenue VRDB,
      Series 2002C16 (Bank of New York LOC),
      3.50%, 1/10/06                                                                                    5,400            5,400
    California State Economic Recovery Revenue VRDB,
      Series 2004C-4,
      3.70%, 1/3/06                                                                                     8,750            8,750
    California State G.O., Eagle Trust Series 20000507
      (XLCA Insured), (1)
      3.55%, 1/10/06                                                                                   10,000           10,000
    California State G.O.,
      Kindergarten-University Public Educational Facilities,
      Series 2004A-8 (Citibank N.A. LOC),
      3.45%, 1/10/06                                                                                    7,100            7,100
      Series 2004A-9 (Citibank N.A. LOC),
      3.50%, 1/10/06                                                                                   10,350           10,350
      Series 2004B-2 (State Street Bank and Trust LOC),
      3.65%, 1/3/06                                                                                    11,250           11,250
    California State G.O.,
      MERLOTS Series 2003-A29 (AMBAC Insured), (1)
      3.53%, 1/10/06                                                                                   12,280           12,280
    California State G.O.,
      MERLOTS Series 2004A-09 (FGIC Insured), (1) (2)
      2.80%, 7/12/06                                                                                   21,450           21,450
    California State G.O.,
      Merrill Lynch P-Floats Series PT-1257 (XLCA Insured), (1)
      3.55%, 1/10/06                                                                                   11,475           11,475
    California State G.O.,
      Series 2003-1, ABN AMRO Munitops Trust Certificates
      (AMBAC Insured), (1)
      3.41%, 1/10/06                                                                                    6,000            6,000
    California State G.O.,
      Series 2004 C11, Wachovia MERLOTS (AMBAC Insured), (1)
      3.53%, 1/10/06                                                                                   20,140           20,140
    California State Public Works Board Revenue Bonds,
      Series PT-2915, Merrill Lynch P-Floats (MBIA Insured), (1)
      3.53%, 1/10/06                                                                                    9,660            9,660


                         MONEY MARKET FUNDS  4  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
                                                                                                     (000S)            (000S)
MUNICIPAL INVESTMENTS - 99.8% - CONTINUED

CALIFORNIA - 94.8% - (CONTINUED)
    California State RANS,
      4.50%, 6/30/06                                                                             $     13,000     $     13,094
    California State University System Revenue Bonds,
      Series 2005B, Roaring Fork Municipal Products, LLC
      Class A 2005-18 (AMBAC Insured), (1)
      3.51%, 1/10/06                                                                                    6,985            6,985
    California State Veterans (AMT) G.O.,
    Citigroup ROCS-RR-II-R-438CE (Citigroup, Inc. Gtd.), (1)
      3.60%, 1/10/06                                                                                    9,375            9,375
    California Statewide Communities Development Authority COP,
      Series 1995, Covenant Retirement Communities (LaSalle Bank N.A. LOC),
      3.46%, 1/10/06                                                                                    6,100            6,100
    California Statewide Communities Development Authority COP,
      Series 1999-176, Morgan Stanley Floating Rate Certificates (FSA Corp. Insured), (1)
      3.53%, 1/10/06                                                                                   10,595           10,595
    California Statewide Communities Development Authority Multifamily (AMT),
    Arms Apartments Project, Merrill Lynch P-Floats Series PT-1863
      (Merrill Lynch & Co., Inc. Gtd.), (1)
      3.61%, 1/10/06                                                                                    3,545            3,545
    California Statewide Communities Development Authority Multifamily Revenue Bonds,
      Series 2003NN1 (AMT), Bay Vista Meadow Park Project (Wells Fargo Bank N.A. LOC),
      3.58%, 1/10/06                                                                                    7,500            7,500
    California Statewide Communities Development Authority Multifamily Revenue VRDB,
    Pavillions Apartments (AMT) (FNMA LOC),
      3.55%, 1/10/06                                                                                   11,200           11,200
    California Statewide Communities Development Authority Multifamily
    Revenue VRDB, Series S (AMT), Concord Green Apartments (FHLB LOC),
      3.60%, 1/10/06                                                                                    4,900            4,900
    California Statewide Communities Development Authority Multifamily Revenue VRDB,
      Series 2000V (AMT), Aqua Vista Apartments Project (FNMA LOC),
      3.55%, 1/10/06                                                                                    6,700            6,700
    California Statewide Communities Development Authority Multifamily Revenue VRDB,
      Series 2001S (AMT), Birchcrest Apartments Project (U.S. Bank N.A. LOC),
      3.80%, 1/3/06                                                                                       800              800
    California Statewide Communities Development Authority Multifamily
    Revenue VRDB, Series 2002B, Olen Jones Senior Apartments Project
      (Citibank N.A. LOC),
      3.70%, 1/10/06                                                                                      860              860
    California Statewide Communities Development Authority Multifamily
    Revenue VRDB, Series 2002X (AMT), Sharps and Flats Apartments
      (FNMA LOC),
      3.55%, 1/10/06                                                                                    5,600            5,600
    California Statewide Communities Development Authority Multifamily Revenue VRDB,
      Series 2003-00 (AMT), Dublin Ranch Apartments (Bank of America N.A. LOC),
      3.58%, 1/10/06                                                                                   14,900           14,900



MONEY MARKET FUNDS  5  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                                        PRINCIPAL
                                                                                                          AMOUNT          VALUE
                                                                                                          (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.8% - CONTINUED

CALIFORNIA - 94.8% - (CONTINUED)
    California Statewide Communities Development Authority Multifamily Revenue VRDB,
      Series 2004A (AMT), Maple Square Apartments Project (Citibank N.A. LOC),
      3.58%, 1/10/06                                                                                  $      4,800     $      4,800
    California Statewide Communities Development Authority Multifamily Revenue VRDB,
      Series 2004C (AMT), Avian Glen Apartments Project (Citibank N.A. LOC),
      3.58%, 1/10/06                                                                                         9,600            9,600
    California Statewide Communities Development Authority Multifamily Revenue VRDB,
      Series 2005 (AMT), Crossing Senior Phase IIJ (Citibank N.A. LOC),
      3.58%, 1/10/06                                                                                         7,425            7,425
    California Statewide Communities Development Authority Revenue Bonds,
      Series 2005W, (AMT) Clark Park Project (FSA Corp. Insured),
      3.60%, 3/1/06                                                                                         13,645           13,645
    California Statewide Communities Development Authority Revenue Notes,
      Series 2005A-4, Riverside,
      4.00%, 6/30/06                                                                                           500              503
    California Statewide Communities Development Authority Revenue VRDB,
      Series 2001, Gemological Institute (AMBAC Insured),
      3.48%, 1/10/06                                                                                        21,410           21,410
    California Statewide Communities Development Authority Revenue VRDB,
      Series 2001, Senior Living Facility (Bank of New York LOC),
      3.46%, 1/10/06                                                                                        13,600           13,600
    California Statewide Communities Development Authority Revenue VRDB,
      Series 2003B, Kaiser Permanente Project,
      3.48%, 1/10/06                                                                                        11,400           11,400
      Series 2004J, Kaiser Permanente Project,
      3.48%, 1/10/06                                                                                        10,300           10,300
      Series 2004L, Kaiser Permanente Project,
      3.48%, 1/10/06                                                                                         7,600            7,600
      Series 2004M, Kaiser Permanente Project,
      3.48%, 1/10/06                                                                                         6,100            6,100
    California Statewide Community Development Authority Revenue VRDB,
      University of San Diego (BNP Paribas LOC),
      3.47%, 1/10/06                                                                                        15,000           15,000
    Charter Mac Certificates,
      Series 2001 (AMT), California-2 (MBIA Insured), (1)
      3.55%, 1/10/06                                                                                        31,900           31,900
    City of Hayward Multifamily Housing VRDB,
      Series 1984A, Shorewood Apartment Project (FNMA Gtd.),
      3.51%, 1/10/06                                                                                         4,500            4,500
    Contra Costa Multifamily Housing Revenue VRDB,
      Series 2003 (AMT), Creekview Apartments (FHLMC LOC),
      3.55%, 1/10/06                                                                                        14,500           14,500
    Contra Costa Water District Revenue Bonds,
      Series 750, Morgan Stanley Floating Certificates (FSA Corp. Insured), (1)
      3.53%, 1/10/06                                                                                         6,330            6,330




                         MONEY MARKET FUNDS  6  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT          VALUE
                                                                                                    (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.8% - CONTINUED

CALIFORNIA - 94.8% - (CONTINUED)
    Golden West Schools Financing Authority G.O.,
      Series 2005A 12, Wachovia MERLOTS (FGIC Insured), (1) (2)
      2.77%, 7/5/06                                                                              $      5,820     $      5,820
    Grand Terrace Community Redevelopment Multifamily Revenue Bonds,
      Series 1985A, Mount Vernon Villas Project (FNMA LOC),
      3.55%, 1/10/06                                                                                    4,400            4,400
    Los Angeles Community Redevelopment Agency VRDB,
      Series 2003A (AMT), Views at 270 (Citibank N.A. LOC),
      3.54%, 1/10/06                                                                                    7,007            7,007
    Los Angeles County California TRANS,
      Series 2005-06A,
      4.00%, 6/30/06                                                                                    8,600            8,660
    Los Angeles County Housing Authority Multifamily Revenue VRDB,
      Series 2003 (AMT), Castaic Senior Apartments Project (FNMA LOC),
      3.55%, 1/10/06                                                                                    9,300            9,300
    Los Angeles Department of Water and Power Waterworks Revenue Bonds,
      Series 2001B-1,
      3.55%, 1/3/06                                                                                     1,550            1,550
    Los Angeles IDA Empowerment Zone Facilities Revenue Bonds,
      Series 2003 (AMT), Green Farms, Inc. Project (Comerica Bank LOC),
      3.64%, 1/10/06                                                                                    3,000            3,000
    Los Angeles IDA Empowerment Zone Facilities Revenue VRDB,
      Series 2001 (AMT), Megatoys Project (California State Teachers Retirement LOC),
      3.65%, 1/10/06                                                                                    3,000            3,000
    Los Angeles IDA Revenue VRDB,
      Series 1998 (AMT), Delta Tau Data Systems, Inc. Project
      (California State Teachers Retirement LOC),
      3.64%, 1/10/06                                                                                    4,930            4,930
    Los Angeles IDA Revenue VRDB,
      Series 2001 (AMT), Wing Hing Noodle Co. Project
      (Comerica Bank LOC),
      3.64%, 1/10/06                                                                                    2,335            2,335
    Los Angeles Multifamily Revenue VRDB,
      Series 1994 (AMT), Loans to Lenders Program (FHLB LOC),
      3.76%, 1/3/06                                                                                     3,091            3,091
    Los Angeles Multifamily Revenue VRDB,
      Series 1997D (AMT), Mission Village Terrace Project (FHLB LOC),
      3.55%, 1/10/06                                                                                    3,540            3,540
    Los Angeles Multifamily Revenue VRDB,
      Series 2002E (AMT), Harvard Yard Apartments Project (FHLB LOC),
      3.55%, 1/10/06                                                                                    1,975            1,975
    Los Angeles Multifamily Revenue VRDB,
      Series 2003A (AMT), Asbury Apartments Project (Citibank N.A. LOC),
      3.55%, 1/10/06                                                                                    5,600            5,600


MONEY MARKET FUNDS  7  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT           VALUE
                                                                                                    (000S)           (000S)
MUNICIPAL INVESTMENTS - 99.8% - CONTINUED

CALIFORNIA - 94.8% - (CONTINUED)
    Los Angeles Unified School District COP VRDB,
      Series 2005B, Administration Building Project III (AMBAC Insured),
      3.45%, 1/10/06                                                                             $      4,340     $      4,340
    Los Angeles Unified School District G.O., MERLOTS,
      Series 2003A22 (FSA Corp. Insured), (1)
      3.53%, 1/10/06                                                                                   15,375           15,375
    Metropolitan Water District,
      Series 2003C-2, Southern California Waterworks,
      3.45%, 1/10/06                                                                                    4,045            4,045
    Metropolitan Water District of Southern California Revenue Bonds,
      Series 2005-66, ABN AMRO Munitops (FSA Corp. Insured), (1) (2)
      3.53%, 1/10/06                                                                                   16,685           16,685
    Metropolitan Water District of Southern California VRDB,
      Series 2004C,
      3.43%, 1/10/06                                                                                   30,160           30,160
    Oakland G.O. Bonds,
      Series 2003-A, ABN AMRO Munitops Trust Certificates 2004-22 (MBIA Insured), (1)
      3.41%, 1/10/06                                                                                    8,935            8,935
    Oakland Revenue Bonds,
      MERLOTS Series 2000M (AMBAC Insured), (1)
      3.53%, 1/10/06                                                                                    3,000            3,000
    Ohlone Community College,
      Series 2005B, ABN AMRO Munitops Trust Certificates 2005-43 (FSA Insured), (1)
      3.53%, 1/10/06                                                                                   10,000           10,000
    Ontario IDA Revenue Bonds,
      Series 1985, L.D. Brinkman and Co. Project (Bank of America N.A. LOC),
      3.70%, 1/3/06                                                                                     2,200            2,200
    Orange County Apartment Development Revenue VRDB,
      Series 1985Z, Bear Brand Apartments Project (FHLMC LOC),
      3.43%, 1/10/06                                                                                    2,600            2,600
    Oxnard California Financing Authority Wastewater Revenue VRDB,
      Headworks and Septic Systems Conversion (AMBAC Insured),
      3.48%, 1/10/06                                                                                    7,750            7,750
    Palmdale Community Redevelopment Agency,
      MERLOTS Series 2000-TTT (AMT)
      (U.S. Treasuries Escrowed), (1)
      3.58%, 1/10/06                                                                                    5,955            5,956
    Pasadena COP,
      Series 1991, Rose Bowl Improvements Project (Bank of New York LOC),
      3.50%, 1/10/06                                                                                      775              775
    Placentia-Yorba California Linda School District VRDB,
      Series 2003A, Unified School District COP (KBC Bank N.V. LOC),
      3.50%, 1/10/06                                                                                    3,000            3,000



                         MONEY MARKET FUNDS  8  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT          VALUE
                                                                                                     (000S)          (000S)
MUNICIPAL INVESTMENTS - 99.8% - CONTINUED

CALIFORNIA - 94.8% - (CONTINUED)
    Pleasant Hill Redevelopment Agency Multifamily Revenue VRDB, Series 2001-A
      (AMT), Chateau III Project (FNMA Gtd.),
      3.51%, 1/10/06                                                                             $      2,400     $      2,400
    Pleasanton COP VRDB,
      Assisted Living Facilities (Citibank N.A. LOC),
      3.52%, 1/10/06                                                                                    3,600            3,600
    Roaring Fork Municipal Products Revenue Bonds Trust Receipts (AMT)
      (FNMA Gtd.), (1)
      3.57%, 1/10/06                                                                                    7,180            7,180
    Sacramento County Housing Authority Multifamily Revenue Bonds,
      Series 1992A (AMT) Shadowood Apartments Project
      (Bank of America N.A. LOC), (1)
      3.64%, 1/10/06                                                                                   18,500           18,500
    Sacramento County Housing Authority Multifamily Revenue VRDB,
      Series 2001B (AMT), California Place Apartments (FNMA Gtd.),
      3.54%, 1/10/06                                                                                    4,500            4,500
    Sacramento County Housing Authority Multifamily Revenue VRDB,
      Series 2001D (AMT), Oak Valley Apartments (FNMA Gtd.),
      3.54%, 1/10/06                                                                                    4,000            4,000
    Sacramento County Sanitation District Financing Authority Revenue Bonds,
      MERLOTS Series 2000-SSS (Colld. by U.S. Government Securities), (1)
      3.53%, 1/10/06                                                                                    7,500            7,500
    Sacramento-Yolo Port District Revenue VRDB,
      Series 1997A (AMT), California Free Trade Zone Project
      (Wells Fargo Bank N.A. LOC),
      3.44%, 1/10/06                                                                                    3,700            3,700
    San Bernardino County Housing Authority Multifamily Revenue VRDB,
      Series 1993, Monterey Villas Apartments Project (FHLB LOC),
      3.43%, 1/10/06                                                                                    1,600            1,600
    San Bernardino County Multifamily Revenue VRDB,
      Series 2004A, Housing Mortgage Mountain View (FNMA LOC),
      3.49%, 1/10/06                                                                                      500              500
    San Diego Housing Authority Multifamily Revenue VRDB,
      Series 2000A (AMT), Stratton Apartments Project (FNMA Gtd.),
      3.55%, 1/10/06                                                                                    3,300            3,300
    San Francisco City and County Airports Commission International
      Airport (AMT), Merrill P-Floats PA-661R-A (FSA Corp. Insured), (1)
      3.58%, 1/10/06                                                                                    6,905            6,905
    San Francisco City and County G.O. VRDB,
      Series 2005D, Laguna Honda Hospital (MBIA Insured),
      3.45%, 1/10/06                                                                                    1,500            1,500
    San Francisco City and County Redevelopment Agency
      Multifamily Housing Revenue Bonds,
      Series 2005A-1, Ceatrice Apartments Project (Soc Gen GIC),
      3.50%, 3/30/06                                                                                    7,875            7,875


                         MONEY MARKET FUNDS  9  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)



                                                                                                   PRINCIPAL
                                                                                                     AMOUNT           VALUE
                                                                                                     (000S)           (000S)
MUNICIPAL INVESTMENTS - 99.8% - CONTINUED

CALIFORNIA - 94.8% - (CONTINUED)
    San Francisco City and County Redevelopment Agency
      Multifamily Housing Revenue Bonds,
      Series 2005A-2, Ceatrice Apartments Project (National City Bank Cleveland LOC),
      3.58%, 1/10/06                                                                             $      2,250     $      2,250
    San Francisco City and County Redevelopment Agency Multifamily Housing
      Revenue VRDB, Bayside Village Project (JPMorgan Chase Bank LOC),
      Series 1985A,
      3.45%, 1/10/06                                                                                   10,540           10,540
      Series 1985B,
      3.45%, 1/10/06                                                                                    8,300            8,300
    San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB,
      Series 2001B (AMT), Ocean Beach Apartments Project (Citibank N.A. LOC),
      3.64%, 1/10/06                                                                                    1,200            1,200
    San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB,
      Series 2002A (AMT), Leland Polk Senior Community (Citibank N.A. LOC),
      3.54%, 1/10/06                                                                                    4,390            4,390
    San Jose Multifamily Housing Revenue VRDB,
      Series 2004A (AMT), Trestles Apartments Project (FHLMC LOC),
      3.54%, 1/10/06                                                                                    3,675            3,675
    San Jose Multifamily Housing Revenue VRDB,
      Series 2005 (AMT), Raintree Apartments Project (FHLMC LOC),
      3.54%, 1/10/06                                                                                    6,750            6,750
    San Leandro Multifamily Revenue VRDB,
      Series 1997A (AMT), Carlton Plaza (FNMA LOC),
      3.54%, 1/10/06                                                                                   11,220           11,220
    Santa Cruz Redevelopment Agency Multifamily Housing Revenue VRDB,
      Series 2002A (AMT), Shaffer Road Apartments Project (FNMA LOC),
      3.55%, 1/10/06                                                                                   10,000           10,000
    Sequoia Unified High School District G.O. Bonds,
      Series 2003-2, ABN AMRO Munitops Certificates (MBIA Insured), (1)
      3.53%, 1/10/06                                                                                   12,945           12,945
    Simi Valley Unified School District G.O.,
      Series 2004-26, ABN AMRO Munitops Certificates (MBIA Insured), (1)
      3.41%, 1/10/06                                                                                    6,995            6,995
    SunAmerica Pool Multifamily,
      Series 2001-1 (AMT), Class A Ceritificates (FHLMC Corp. Gtd.), (1)
      3.58%, 1/10/06                                                                                   45,870           45,870
    Turlock California Health Facilities COP,
      Series B, Emanuel Medical Center, Inc. (U.S. Bank N.A. LOC),
      3.46%, 1/10/06                                                                                   12,560           12,560
    Ventura County California TRANS,
      4.00%, 7/3/06                                                                                    11,600           11,683
    Western Placer Unified School District COP,
      Series 2003 (Bank of America N.A. LOC),
      3.55%, 1/10/06                                                                                    5,405            5,405



MONEY MARKET FUNDS  10  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
                                                                                                     (000S)            (000S)
MUNICIPAL INVESTMENTS - 99.8% - CONTINUED

CALIFORNIA - 94.8% - (CONTINUED)
    Windsor Multifamily Housing Revenue VRDB,
      Series 1995A (AMT), Oakmont at Windsor Project (FNMA LOC),
      3.55%, 1/10/06                                                                             $      4,015     $    4,015
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,207,965
----------------------------------------------------------------------------------------------------------------------------
PUERTO RICO - 5.0%
    Commonwealth of Puerto Rico TRANS
      (Bank of Nova Scotia LOC),
      4.50%, 7/28/06                                                                                   62,425         62,870
----------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (Cost $1,270,835)                                                                      1,270,835
----------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 99.8% (COST $1,270,835) (3)                                                                    1,270,835
----------------------------------------------------------------------------------------------------------------------------
    Other Assets Less Liabilities - 0.2%                                                                               2,962
NET ASSETS - 100.0%                                                                                             $  1,273,797
----------------------------------------------------------------------------------------------------------------------------


(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Restricted security has been deemed illiquid. At December 31, 2005, the value of these restricted illiquid securities amounted to approximately $43,955,000 or 3.5% of net assets. Additional information on each holdings is as follows:

                                                                                                                  ACQUISITION
                                                                                            ACQUISITION              COST
SECURITY                                                                                        DATE                 (000S)
    California State G.O., (CA)
    2.80%, 7/12/06                                                                            7/12/05             $  21,450
    Golden West Schools Financing Authority G.O., (CA)
    2.77%, 7/5/06                                                                              7/8/05                 5,820
    Metropolitan Water District of Southern California Revenue Bonds, (CA)
    3.53%, 1/10/06                                                                            11/8/05                16,685
----------------------------------------------------------------------------------------------------------------------------

(3) The cost for federal income tax purposes was $1,270,835.

At December 31, 2005, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR                                                                                               % OF NET ASSETS
    Air, Water Services and Solid Waste Management                                                                       7.6%
    Educational Services                                                                                                 6.5%
    Electric Services, Gas and Combined Utilities                                                                       12.1%
    Executive, Legislative and General Government                                                                       20.7%
    Health Services and Residential Care                                                                                 7.2%
    Housing Programs and Urban and Community Development                                                                23.8%
    Real Estate                                                                                                          5.5%
    All other sectors less than 5%                                                                                      16.6%
----------------------------------------------------------------------------------------------------------------------------
    Total                                                                                                              100.0%


                        MONEY MARKET FUNDS  11  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    ABBREVIATIONS AND OTHER INFORMATION
    CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG    Association of Bay Area Governments Assurance Corp.

AMBAC     American Municipal Bond Assurance Corporation

AMT     Alternative Minimum Tax

Colld.     Collateralized

COP     Certificate of Participation

FGIC     Financial Guaranty Insurance Corporation

FHLB     Federal Home Loan Bank

FHLMC     Freddie Mac

FNMA     Fannie Mae

FSA     Financial Security Assurance

GIC     Guaranteed Investment Contract

G.O.     General Obligation

Gtd.     Guaranteed

IDA     Industrial Development Authority

IDR    Industrial Development Revenue

LOC     Letter of Credit

MBIA     Municipal Bond Insurance Association

MERLOTS     Municipal Exempt Receipts Liquidity Optional Tender

PCR     Pollution Control Revenue

P-Floats      Puttable Floating Rate Securities


MONEY MARKET FUNDS  12  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    ABBREVIATIONS AND OTHER INFORMATION
    CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)

RANS    Revenue Anticipation Notes

ROCS    Reset Option Certificates

Soc Gen    Societe Generale

TRANS     Tax and Revenue Anticipation Notes

TSB     Trustee Savings Bank

VRDB     Variable Rate Demand Bonds

XLCA    XL Capital Assurance

                        MONEY MARKET FUNDS  13  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                                PRINCIPAL
                                                                                                  AMOUNT          VALUE
                                                                                                  (000S)          (000S)
ASSET-BACKED NOTES - 2.0%

AUTO RECEIVABLES - 0.4%
    Capital One Auto Finance Trust, Series 2005-D,
      Class A1,
      4.43%, 12/15/06                                                                          $     20,000     $     20,000
    FCAR1, Owner Trust,
      Series 2005-C, Class A1,
      4.36%, 1/17/06                                                                                  7,129            7,129
    Household Automotive Trust,
      Series 2005-2, Class A1,
      3.70%, 8/17/06                                                                                  4,508            4,508
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      31,637
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL RECEIVABLES - 1.5%
    Holmes Financing PLC, FRN, Series 9, Class 1A,
      4.33%, 1/17/06,                                                                                45,000           45,000
    Permanent Financing PLC, FRN,
      Series 7, Class 1A,
      4.32%, 1/10/06                                                                                 47,000           47,000
    Permanent Financing PLC, FRN,
      Series 8, Class 1A,
      4.32%, 1/10/06                                                                                 39,000           39,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     131,000
----------------------------------------------------------------------------------------------------------------------------
OTHER RECEIVABLES - 0.1%
    General Electric Commercial Equipment Financing LLC,
      Series 2005-1, Class A1,
      3.42%, 6/20/06                                                                                  4,227            4,227
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED NOTES (COST $166,864)                                                                             166,864
----------------------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 15.8%

DOMESTIC DEPOSITORY INSTITUTIONS - 1.3%
    American Express Centurion, FRN,
      4.33%, 1/17/06                                                                                 25,000           25,000
    HSBC Bank USA,
      4.20%, 4/3/06                                                                                  25,000           25,000
    Washington Mutual Bank, FA, Stockton, California,
      4.00%, 2/22/06                                                                                 25,000           25,000
    Wells Fargo Bank N.A., San Francisco, California,
      4.34%, 1/20/06                                                                                 36,000           36,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     111,000
----------------------------------------------------------------------------------------------------------------------------
FOREIGN DEPOSITORY INSTITUTIONS - 14.5%
    ABN AMRO, London Branch,
      4.73%, 12/1/06                                                                                 12,000           12,000
    Alliance and Leicester, London Branch,
      4.05%, 3/27/06                                                                                 10,000           10,000

                          MONEY MARKET FUNDS  1  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                                PRINCIPAL
                                                                                                  AMOUNT            VALUE
                                                                                                  (000S)            (000S)
CERTIFICATES OF DEPOSIT - 15.8% - CONTINUED

FOREIGN DEPOSITORY INSTITUTIONS - 14.5% - (CONTINUED)
    Australia and New Zealand Bank, New York Branch,
      4.54%, 10/18/06                                                                          $     20,000     $     20,000
    Barclays Bank, London Branch,
      4.51%, 10/16/06                                                                                23,000           23,000
      4.69%, 11/3/06                                                                                 60,000           60,000
    BNP Paribas, London Branch,
      4.74%, 11/27/06                                                                                25,000           25,000
    CALYON, London Branch,
      3.67%, 1/5/06                                                                                  20,000           20,000
      3.86%, 1/31/06                                                                                 30,000           30,000
      4.77%, 11/16/06                                                                                65,000           65,000
      4.70%, 12/1/06                                                                                 50,000           50,000
    CIBC, New York Branch, FRN,
      4.00%, 1/4/06                                                                                  50,000           49,987
    Commonwealth Bank of Australia,
      4.14%, 5/31/06                                                                                 40,000           40,000
    Credit Agricole, London Branch,
      4.20%, 4/4/06                                                                                  40,000           40,000
      4.13%, 5/23/06                                                                                 29,000           29,000
      4.54%, 10/17/06                                                                                20,000           20,000
      4.79%, 12/22/06                                                                                25,000           25,000
    Credit Suisse First Boston, New York Branch,
      4.27%, 2/6/06, FRN                                                                             39,000           39,000
      4.13%, 5/23/06                                                                                 14,000           14,000
      4.73%, 11/3/06                                                                                 10,000           10,000
    Deutsche Bank, New York Branch,
      3.88%, 2/2/06                                                                                  20,000           20,000
      4.11%, 5/8/06                                                                                  32,000           32,000
      4.13%, 5/30/06                                                                                 23,000           23,000
      4.50%, 10/12/06                                                                                20,000           20,000
      4.75%, 11/6/06                                                                                 20,000           20,000
    Fortis Bank, New York Branch,
      3.83%, 1/25/06                                                                                 30,000           30,000
    HBOS Treasury Services, London Branch,
      4.13%, 5/25/06                                                                                 35,000           35,000
    HBOS Treasury Services, New York Branch,
      3.63%, 1/3/06                                                                                  25,000           25,000
      4.14%, 5/31/06                                                                                  8,000            8,000
      4.75%, 12/4/06                                                                                 20,000           20,000
    HSBC PLC, London Branch,
      4.47%, 5/8/06                                                                                  10,000           10,000
    Monte Dei Paschi Di Siena, New York Branch,
      4.49%, 3/29/06                                                                                 15,000           15,000


NORTHERN FUNDS QUARTERLY REPORT  2  MONEY MARKET FUNDS

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                                PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                                                                                 (000S)            (000S)
CERTIFICATES OF DEPOSIT - 15.8% - CONTINUED

FOREIGN DEPOSITORY INSTITUTIONS - 14.5% - (CONTINUED)
    Royal Bank of Canada, New York Branch,
      4.75%, 12/4/06                                                                           $     35,000     $     35,000
    Royal Bank of Scotland, New York Branch,
      3.67%, 1/5/06                                                                                  25,000           25,000
      4.32%, 3/1/06, FRN                                                                             60,000           59,994
      4.08%, 3/27/06                                                                                 30,000           30,000
      4.71%, 11/6/06                                                                                 15,000           14,991
    Societe Generale, London Branch,
      3.80%, 1/20/06                                                                                 20,000           20,000
      3.86%, 1/31/06                                                                                 18,000           18,000
      4.10%, 5/9/06                                                                                  21,000           21,000
      4.50%, 10/13/06                                                                                30,000           30,000
      4.70%, 12/1/06                                                                                 62,000           62,000
      4.81%, 12/15/06                                                                                60,000           60,000
    Svenska Handelsbanken, Inc., New York Branch,
      4.75%, 12/4/06                                                                                 20,000           20,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,235,972
----------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,346,972)                                                                    1,346,972
----------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 21.9%
AUTO RECEIVABLES - 3.0%
    FCAR1, Owner Trust,
      3.73%, 1/18/06                                                                                 25,000           24,956
      3.87%, 2/3/06                                                                                  15,000           14,947
      3.90%, 3/2/06                                                                                  75,000           74,513
      4.53%, 6/6/06                                                                                  25,000           24,509
    Ford Credit Floorplan Master Owner Trust A,
    Motown Funding LLC, Series 2002, (1)
      4.30%, 1/5/06                                                                                  40,000           39,981
      4.33%, 1/6/06                                                                                  25,000           24,985
      4.34%, 1/10/06                                                                                 30,000           29,967
      4.34%, 1/23/06                                                                                 25,000           24,934
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     258,792
----------------------------------------------------------------------------------------------------------------------------
CREDIT CARD MASTER TRUSTS - 1.3%
    Capital One Multi Execution Trust, Nova Notes, (1)
      4.23%, 1/19/06                                                                                 15,000           14,968
    Citibank Credit Card Master Trust,
    Dakota Certificates,
      4.26%, 1/23/06                                                                                 23,000           22,940


                          MONEY MARKET FUNDS  3  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                                PRINCIPAL
                                                                                                  AMOUNT            VALUE
                                                                                                  (000S)            (000S)
COMMERCIAL PAPER - 21.9% - CONTINUED

CREDIT CARD MASTER TRUSTS - 1.3% - (CONTINUED)
    MBNA Credit Card Master Trust,
    Emerald Certificates, (1)
      4.18%, 1/11/06                                                                           $     20,000     $     19,977
      4.19%, 1/12/06                                                                                 20,000           19,974
      4.40%, 3/1/06                                                                                  30,000           29,784
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     107,643
----------------------------------------------------------------------------------------------------------------------------
FOREIGN DEPOSITORY INSTITUTIONS - 1.6%
    Banco Santander Central Hispano,
      3.93%, 3/20/06                                                                                 75,000           74,361
    Bank of Ireland,
      3.93%, 3/13/06                                                                                 25,000           24,806
    Greenwich Capital Holdings, Inc., FRCP,
      4.25%, 1/3/06                                                                                  10,000           10,000
    Rabobank Nederland N.V.,
      3.59%, 1/4/06                                                                                  30,000           29,991
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     139,158
----------------------------------------------------------------------------------------------------------------------------
MULTI-SELLER CONDUITS - 11.1%
    Amstel Funding Corp.,
      3.78%, 1/24/06                                                                                 25,000           24,940
      3.82%, 1/27/06                                                                                 15,000           14,959
      4.34%, 3/1/06                                                                                  35,000           34,751
      3.89%, 3/13/06                                                                                 28,000           27,785
      3.97%, 3/24/06                                                                                 11,000           10,900
      4.11%, 3/27/06                                                                                 18,000           17,825
      4.09%, 3/29/06                                                                                 45,000           44,556
      4.45%, 5/22/06                                                                                 35,000           34,390
    Concord Minuteman Capital Co., (1)
      4.11%, 1/3/06, FRCP (1)                                                                        25,000           24,999
      4.31%, 1/12/06, FRCP (1)                                                                       40,000           39,998
      4.32%, 1/19/06, FRCP (1)                                                                       35,000           34,998
      3.86%, 2/3/06                                                                                  15,000           14,947
      4.29%, 2/17/06                                                                                 10,000            9,944
      3.95%, 3/8/06                                                                                  10,000            9,928
    Crown Point Capital Co., (1)
      4.20%, 1/4/06                                                                                  55,557           55,538
      4.26%, 1/6/06 FRCP                                                                             25,000           24,999
      4.29%, 1/9/06 FRCP                                                                             30,000           29,999
      3.78%, 1/18/06                                                                                 20,000           19,964
      3.88%, 2/7/06                                                                                  30,000           29,880
      4.44%, 3/23/06                                                                                 25,000           24,750
    Edison Asset Securitization Corp.,
      3.87%, 3/13/06                                                                                 19,000           18,855


NORTHERN FUNDS QUARTERLY REPORT  4  MONEY MARKET FUNDS

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)

                                                                                                PRINCIPAL
                                                                                                  AMOUNT            VALUE
                                                                                                  (000S)            (000S)
COMMERCIAL PAPER - 21.9% - CONTINUED

MULTI-SELLER CONDUITS - 11.1% - (CONTINUED)
    Eiffel Funding LLC,
      4.45%, 3/21/06                                                                           $     25,000     $     24,756
    Fairway Finance Corp., FRCP,
      4.33%, 1/26/06                                                                                 35,000           35,000
    Legacy Capital LLC,
      4.31%,1/10/06, FRCP                                                                            12,000           11,999
      4.40%, 3/7/06, FRCP (1)                                                                        25,000           24,999
      4.41%, 3/17/06                                                                                 15,000           14,862
    Lexington Parker Capital, FRCP,
      4.24%, 1/3/06                                                                                  10,000           10,000
      4.26%, 1/3/06                                                                                  15,000           14,998
      4.27%, 1/9/06                                                                                  15,000           14,999
      4.34%, 1/10/06                                                                                 23,000           22,999
      4.32%, 1/23/06                                                                                 28,000           27,999
    Sheffield Receivables Corp.,
      4.35%, 2/1/06                                                                                  25,000           24,906
    Thames Asset Global Securitization Number 1, Inc.,
      4.33%, 1/11/06                                                                                 10,000            9,988
      4.32%, 1/20/06                                                                                 40,000           39,909
    Tulip Funding Corp.,
      4.27%, 1/3/06                                                                                  25,000           24,994
    Variable Funding Capital, FRCP,
      4.25%, 1/3/06                                                                                  30,000           30,000
    Victory Receivables Corp.,
      4.28%, 1/4/06                                                                                  13,563           13,558
      4.31%, 1/9/06                                                                                  30,000           29,971
      4.24%, 1/19/06                                                                                 25,000           24,947
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     949,789
----------------------------------------------------------------------------------------------------------------------------
NON-DEPOSITORY PERSONAL CREDIT - 0.7%
   General Electric Capital Corp.,
      3.87%, 3/13/06                                                                                 57,000           56,565
----------------------------------------------------------------------------------------------------------------------------
OTHER RECEIVABLES - 1.0%
    Thornburg Mortgage Capital Resources,
      4.28%, 1/3/06                                                                                  15,000           14,996
      4.30%, 1/4/06                                                                                   5,000            4,998
      4.33%, 1/9/06                                                                                  10,000            9,990
      4.36%, 1/23/06                                                                                 35,000           34,907
      4.37%, 1/30/06 (1)                                                                             20,000           19,930
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      84,821
----------------------------------------------------------------------------------------------------------------------------
SINGLE SELLER CONDUITS - 0.8%
    Blue Spice LLC,
      4.17%, 1/6/06                                                                                  20,000           19,989


                          MONEY MARKET FUNDS  5  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                                 PRINCIPAL
                                                                                                  AMOUNT          VALUE
                                                                                                  (000S)          (000S)
COMMERCIAL PAPER - 21.9% - CONTINUED

SINGLE SELLER CONDUITS - 0.8% - (CONTINUED)
    Picaros Funding LLC,
      4.33%, 1/12/06                                                                           $     40,000     $     39,947
      4.16%, 4/3/06                                                                                  10,000            9,894
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      69,830
----------------------------------------------------------------------------------------------------------------------------
STRUCTURED INVESTMENT VEHICLES - 2.4%
    Aquifer Funding LLC,
      4.30%, 1/5/06                                                                                  17,000           16,992
    Cancara Asset Securitization Ltd., FRCP,
      4.43%, 2/15/06                                                                                 30,000           29,999
    Deer Valley Funding LLC,
      4.30%, 1/5/06                                                                                  30,000           29,986
    Five Finance Corp., (1)
      4.07%, 3/28/06                                                                                 10,000            9,903
    Grampian Funding Ltd.,
      4.41%, 3/22/06                                                                                 16,000           15,843
      4.43%, 3/28/06                                                                                 40,000           39,577
      4.11%, 3/29/06                                                                                 15,000           14,851
    Surrey Funding Corp.,
      4.21%, 1/17/06                                                                                 20,000           19,963
    White Pine Finance LLC, FRCP,
      4.32%, 1/17/06                                                                                 25,000           24,999
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     202,113
----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $1,868,711)                                                                           1,868,711
----------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES/BONDS - 18.4%

BANK HOLDING COMPANIES - 0.1%
    Citigroup Global
      Markets, FRN,
      4.50%, 3/16/06                                                                                 10,000           10,001
----------------------------------------------------------------------------------------------------------------------------
CHEMICAL AND ALLIED PRODUCTS - 0.2%
    Pfizer Investment Capital PLC, FRN, (1)
      4.33%, 1/17/06                                                                                 20,000           20,000
----------------------------------------------------------------------------------------------------------------------------
DOMESTIC DEPOSITORY INSTITUTIONS - 1.8%
    American Express Bank, FSB, FRN,
      4.33%, 1/17/06                                                                                  9,800            9,800
      4.37%, 1/18/06                                                                                 50,000           50,014
    HSBC USA, Inc., FRN,
      4.35%, 1/17/06                                                                                 25,000           25,000
    Marshall & Ilsley Bank, FRN, MTN,
      5.18%, 12/15/06                                                                                35,000           35,108
    Wachovia Bank, N.A., FRN,
      4.37%, 3/6/06                                                                                  30,000           30,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     149,922
----------------------------------------------------------------------------------------------------------------------------

NORTHERN FUNDS QUARTERLY REPORT  6  MONEY MARKET FUNDS

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                                  (000S)           (000S)
CORPORATE NOTES/BONDS - 18.4% - CONTINUED
FOREIGN DEPOSITORY INSTITUTIONS - 2.1%
    Australia and New Zealand Banking Corp., FRN,
      4.31%, 1/9/06 (1) (2)                                                                    $     25,000     $     25,000
      4.35%, 1/23/06 (1)                                                                             21,000           21,000
    Nordea Bank Finland, New York Branch, FRN, (1)
      4.34%, 1/11/06                                                                                 30,000           30,000
    Royal Bank of Canada, New York Branch, FRN,
      4.39%, 1/10/06                                                                                 24,000           24,001
    Royal Bank of Scotland PLC, FRN,
      4.34%, 1/23/06 (1)                                                                             55,000           55,000
      4.40%, 2/24/06 (1) (2)                                                                          7,200            7,202
    Westpac Banking Corp., FRN,
      4.49%, 3/12/06                                                                                 15,000           15,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     177,203
----------------------------------------------------------------------------------------------------------------------------
INSURANCE CARRIERS - 0.9%
    Allstate Life Global Funding II, FRN, (1)
      4.43%, 1/16/06                                                                                 25,000           25,000
    MET Life Global Funding, FRN, (1)
      4.43%, 1/17/06                                                                                 50,000           50,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      75,000
----------------------------------------------------------------------------------------------------------------------------
NON-DEPOSITORY PERSONAL CREDIT - 3.4%
    American Express Credit Corp., FRN,
      4.32%, 1/9/06                                                                                  60,000           60,000
    General Electric Capital Corp., FRN,
      4.44%, 1/9/06                                                                                  35,000           35,013
      4.46%, 3/8/06                                                                                  20,000           20,008
      4.49%, 3/8/06                                                                                  65,000           65,000
    HSBC Finance Corp., FRN,
      4.37%, 1/24/06                                                                                 25,000           25,000
      4.27%, 1/27/06                                                                                 20,000           20,009
    SLM Corp., FRN, (1)
      4.34%, 2/1/06                                                                                  50,000           50,000
    Toyota Motor Credit Corp., FRN,
      4.44%, 3/15/06                                                                                 20,000           19,998
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     295,028
----------------------------------------------------------------------------------------------------------------------------
SECURITY AND COMMODITY BROKERS - 4.0%
    Bear Stearns Co., Inc., FRN,
      4.36%, 1/5/06                                                                                  20,000           20,000
    Goldman Sachs Group,
      4.39%, 1/27/06                                                                                 50,000           50,000
    Lehman Brothers Holdings, FRN,
      4.46%, 1/23/06                                                                                 80,000           80,000



                          MONEY MARKET FUNDS  7  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                                PRINCIPAL
                                                                                                  AMOUNT            VALUE
                                                                                                 (000S)             (000S)
CORPORATE NOTES/BONDS - 18.4% - CONTINUED

SECURITY AND COMMODITY BROKERS - 4.0% - (CONTINUED)
    Merrill Lynch & Co., FRN, MTN,
      4.34%, 1/4/06                                                                            $     40,000     $     40,000
      4.56%, 1/11/06                                                                                 35,000           35,016
    Morgan Stanley, FRN,
      4.40%, 1/16/06                                                                                 22,000           22,000
      4.45%, 1/27/06                                                                                 92,800           92,801
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     339,817
----------------------------------------------------------------------------------------------------------------------------
STRUCTURED INVESTMENT VEHICLES - 5.9%
    Beta Finance, Inc., FRN, MTN, (1)
      4.35%, 1/17/06                                                                                 20,000           20,002
      4.14%, 1/20/06                                                                                 31,300           31,298
      4.28%, 2/6/06                                                                                   8,000            8,000
    CC U.S.A., Inc., FRN, MTN, (1)
      4.13%, 1/13/06                                                                                 18,000           18,002
      4.35%, 1/17/06                                                                                 23,000           23,002
      4.34%, 2/15/06                                                                                 20,000           20,005
      4.39%, 2/27/06                                                                                 10,000           10,002
    Cullinan Finance Corp., FRN, (1)
      4.33%, 1/17/06                                                                                 20,000           19,996
      4.34%, 1/17/06                                                                                 40,000           39,998
      4.35%, 1/27/06                                                                                 16,000           15,998
      4.38%, 2/15/06                                                                                 10,000            9,997
      4.42%, 3/9/06                                                                                  10,000            9,998
    Dorada Finance, Inc., FRN, (1)
      4.38%, 1/1/06                                                                                  17,000           17,004
      4.09%, 1/6/06                                                                                  37,000           37,003
      4.34%, 1/17/06                                                                                 22,000           22,001
      4.35%, 1/17/06                                                                                 20,000           20,002
    Five Finance, FRN, (1)
      4.24%, 1/3/06                                                                                  20,000           19,998
    Links Finance LLC, FRN, MTN, (1)
      4.32%, 1/17/06                                                                                 40,000           39,995
    Sigma Finance, Inc., FRN, MTN, (1)
      4.31%, 1/10/06                                                                                 37,000           36,997
      4.33%, 1/20/06                                                                                 51,000           50,998
      4.15%, 1/23/06                                                                                 35,000           34,998
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     505,294
----------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE NOTES/BONDS (COST $1,572,265)                                                                      1,572,265
----------------------------------------------------------------------------------------------------------------------------





NORTHERN FUNDS QUARTERLY REPORT  8  MONEY MARKET FUNDS

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                               PRINCIPAL
                                                                                                 AMOUNT              VALUE
                                                                                                 (000S)              (000S)
EURODOLLAR TIME DEPOSITS - 4.6%

DOMESTIC DEPOSITORY INSTITUTIONS - 0.2%
    American Express Centurion Bank, Grand Cayman,
      4.14%, 1/20/06                                                                           $     15,000     $     15,000
----------------------------------------------------------------------------------------------------------------------------
FOREIGN DEPOSITORY INSTITUTIONS - 4.4%
    Banco Popular, San Juan, Puerto Rico,
      4.25%, 2/1/06                                                                                  25,000           25,000
    Bank of Nova Scotia, Toronto, Canada,
      4.35%, 1/23/06                                                                                 20,000           20,000
    Danske Bank, London,
      4.25%, 1/3/06                                                                                 135,182          135,182
    ING Brussels, Belgium,
      4.38%, 1/3/06                                                                                 100,000          100,000
    National Bank of Canada, Montreal, Canada,
      4.25%, 1/3/06                                                                                 100,000          100,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     380,182
----------------------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSITS (COST $395,182)                                                                       395,182
----------------------------------------------------------------------------------------------------------------------------

MUNICIPAL INVESTMENTS - 1.4%

ADMINISTRATION OF ENVIRONMENTAL AND HOUSING PROGRAMS - 0.3%
    Florida Housing Financial Corp., Taxable VRDB,
      Series 2002A, Affordable Housing,
      4.45%, 1/10/06                                                                                  4,900            4,900
    State of Texas G.O. Taxable, VRN,
      Veterans' Land Refunding Bonds, Series 2000A,
      4.45%, 1/10/06                                                                                 14,960           14,960
      4.45%, 1/10/06                                                                                  9,340            9,340
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      29,200
----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.2%
    Bonbright Distributors, Inc. VRDN, Taxable,
      4.46%, 1/10/06                                                                                  2,800            2,800
    FBC Chemical Corp. Taxable VRDN,
      Series 2000 (National City Bank LOC),
      4.46%, 1/10/06                                                                                  2,435            2,435
    JCM Properties, LP VRDN, Series 1998,
      4.46%, 1/10/06                                                                                  1,825            1,825
    Malone College Project Taxable VRDN
      (National City Bank LOC),
      4.46%, 1/10/06                                                                                  1,575            1,575
    Schreiber Industrial Park - North Carolina Taxable VRDN,
      Series 1997,
      4.46%, 1/10/06                                                                                  4,370            4,370
    Smith Clinic Project Taxable VRDN, Series 2000,
      4.46%, 1/10/06                                                                                  4,725            4,725
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,730
----------------------------------------------------------------------------------------------------------------------------



                          MONEY MARKET FUNDS  9  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                                 PRINCIPAL
                                                                                                   AMOUNT          VALUE
                                                                                                   (000S)          (000S)
MUNICIPAL INVESTMENTS - 1.4% - CONTINUED

EXECUTIVE, LEGISLATIVE AND GENERAL GOVERNMENT - 0.3%
    Cook County, Illinois, G.O. Taxable Bonds, Series 2002A,
      4.41%, 1/10/06                                                                           $     15,900     $     15,900
    Cook County, Illinois, G.O. Taxable Bonds, Series 2004D,
      4.41%, 1/10/06                                                                                 10,000           10,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25,900
----------------------------------------------------------------------------------------------------------------------------
HEALTH SERVICES - 0.3%
    Healthcare Network Properties, LLC Loan Program VRN,
      Series 1999A (National City Bank LOC),
      4.41%, 1/10/06                                                                                 16,300           16,300
    Integris Health, Inc. Taxable VRDB,
      4.47%, 1/10/06                                                                                 11,445           11,445
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      27,745
----------------------------------------------------------------------------------------------------------------------------
HOUSING PROGRAMS - 0.1%
    Florida Housing Finance Agency, Taxable VRDB, Series 1999,
      Affordable Housing,
      4.38%, 1/10/06                                                                                  9,100            9,100
----------------------------------------------------------------------------------------------------------------------------
MEMBERSHIP ORGANIZATIONS - 0.1%
    American Association of Retired Persons VRDN,
      4.35%, 1/10/06                                                                                  3,100            3,100
----------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS RETAIL - 0.1%
    Macon-Bibb County, Georgia, IDA, Taxable VRDB,
      Bass Pro Outdoor World LLC, (1)
      4.38%, 1/10/06                                                                                 11,000           11,000
----------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $123,775)                                                                          123,775
----------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES - 0.7% (3)

FANNIE MAE - 0.7%
    FNMA, FRN,
      4.16%, 2/6/06                                                                                  60,000           59,996
----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $59,996)                                                                         59,996
----------------------------------------------------------------------------------------------------------------------------



NORTHERN FUNDS QUARTERLY REPORT  10  MONEY MARKET FUNDS

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)


                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                                                                                 (000S)            (000S)
REPURCHASE AGREEMENTS - 35.3%
(COLLD. AT A MINIMUM OF 102%) (4)
JOINT REPURCHASE AGREEMENTS - 0.9%
    Bank of America Securities LLC, dated 12/30/05,
      repurchase price $25,589
      3.35%, 1/3/06                                                                            $     25,579     $     25,579
    Morgan Stanley & Co., Inc., dated 12/30/05,
      repurchase price $17,059
      3.45%, 1/3/06                                                                                  17,053           17,053
    Societe Generale, New York Branch,
      dated 12/30/05, repurchase price $8,530
      3.48%, 1/3/06                                                                                   8,527            8,527
    UBS Securities LLC, dated 12/30/05,
      repurchase price $25,589
      3.52%, 1/3/06                                                                                  25,579           25,579
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      76,738
----------------------------------------------------------------------------------------------------------------------------
(COLLD. AT A MINIMUM OF 102%) (5)
REPURCHASE AGREEMENTS - 34.4%
    Bank of America N.A., dated 12/30/05,
      repurchase price $550,131
      4.28%, 1/3/06                                                                                 550,000          550,000
    Bank of America Securities LLC, 12/30/05,
      repurchase price $240,058
      4.33%, 1/3/06                                                                                 240,000          240,000
    Bear Stearns, Inc., dated 12/30/05,
      repurchase price $80,019
      4.31%, 1/3/06                                                                                  80,000           80,000
    Goldman Sachs & Co., Inc., dated 12/30/05,
      repurchase price $150,036
      4.29%, 1/3/06                                                                                 150,000          150,000
    Goldman Sachs & Co., Inc., dated 12/30/05,
      repurchase price $945,228
      4.35%, 1/3/06                                                                                 945,000          945,000
    Lehman Brothers, Inc., dated 12/30/05,
      repurchase price $236,155
      4.28%, 1/3/06                                                                                 236,099          236,099
    Merrill Lynch, dated 12/30/05,
      repurchase price $105,025
      4.30%, 1/3/06                                                                                 105,000          105,000
    UBS Securities LLC, dated 12/30/05,
      repurchase price $630,152
      4.35%, 1/3/06                                                                                 630,000          630,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,936,099
----------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $3,012,837)                                                                      3,012,837
----------------------------------------------------------------------------------------------------------------------------


                         MONEY MARKET FUNDS  11  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)

TOTAL INVESTMENTS - 100.1% (COST $8,546,602) (6)                                                                   8,546,602
----------------------------------------------------------------------------------------------------------------------------
    Liabilities less Other Assets - (0.1)%                                                                            (7,008)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                            $   8,539,594
----------------------------------------------------------------------------------------------------------------------------


(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Restricted security has been deemed illiquid. At December 31, 2005, the value of these restricted illiquid securities amounted to approximately $32,202,000 or 0.4% of net assets. Additional information on each holding is as follows:


                                                                                                                ACQUISITION
                                                                                                 ACQUISITION        COST
SECURITY                                                                                             DATE          (000S)
----------------------------------------------------------------------------------------------------------------------------
Australia and New Zealand Banking Corp., FRN,
      4.31%, 1/9/06                                                                               12/6/05       $     25,000
Royal Bank of Scotland PLC, FRN,
      4.40%, 2/24/06                                                                              11/9/05              7,203


(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4) The nature and terms of the collateral received for the joint repurchase agreements are as follows:


                                                                                     COUPON                  MATURITY
NAME                                                                                  RATES                    DATES
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds                                                                3.88% - 8.88%          5/15/16 - 4/15/29
U.S. Treasury Notes                                                                2.00% - 3.63%          5/15/13 - 1/15/14

(5) The nature and terms of the collateral received for the repurchase agreements are as follows:

                                                                                     COUPON                  MATURITY
NAME                                                                                  RATES                    DATES
----------------------------------------------------------------------------------------------------------------------------
FNMA                                                                               0.00% - 6.19%          12/25/08 - 2/25/44
FHLMC                                                                              0.00% - 7.81%          12/25/08 - 12/15/35
GNMA                                                                               1.29% - 3.88%           6/16/26 - 9/20/35

(6) The cost for federal income tax purposes was $8,546,602.

NORTHERN FUNDS QUARTERLY REPORT  12  MONEY MARKET FUNDS

MONEY MARKET FUNDS

    ABBREVIATIONS AND OTHER INFORMATION
    MONEY MARKET FUND (CONTINUED)
    DECEMBER 31, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.  Collateralized

FHLMC   Federal Home Loan Mortgage Corp.

FNMA    Fannie Mae

FRCP    Floating Rate Commercial Paper

FRN     Floating Rate Notes

FSB     Federal Savings Bank

GNMA    Government National Mortgage Association

G.O.    General Obligation

IDA     Industrial Development Authority

LOC     Letter of Credit

MTN     Medium Term Notes

VRDB    Variable Rate Demand Bonds

VRDN    Variable Rate Demand Notes

VRN     Variable Rate Notes


                         MONEY MARKET FUNDS  13  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                            PRINCIPAL
                                                                                                              AMOUNT         VALUE
                                                                                                              (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4%

ALABAMA - 1.1%
     Alabama Housing Finance Authority VRDB (AMT),
         Chapelridge Apartments Project (Wachovia Bank N.A. LOC),
         3.61%, 1/10/06                                                                                     $ 11,000      $ 11,000
     Calhoun County Economic Development Council Revenue Bonds (AMT),
         IPC Aerospace Corp. Project (Wachovia Bank N.A. LOC),
         3.66%, 1/10/06                                                                                        2,000         2,000
     Columbia IDB Revenue VRDB, Series 1997 (AMT),
         Alabama Power Company  Project,
         3.50%, 1/10/06                                                                                       15,000        15,000
     Eutaw IDB PCR Bonds,
         Green County Project (Mississippi
         Power Co. Gtd.),
         3.80%, 1/3/06                                                                                         6,550         6,550
     Jefferson County Obligation Warrant,
         Series 2005B (AMBAC Insured),
         3.55%, 1/10/06                                                                                       17,700        17,700
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            52,250
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA - 2.1%
     Arizona Health Facilities Authority Revenue Bonds, Series 2003-B1,
         The Terraces Project (Lloyds TSB Bank LOC),
         3.53%, 1/10/06                                                                                        7,850         7,850
     Arizona Health Facilities Authority VRDB,
         Banner Health Project  (MBIA Insured),
         2.81%, 1/10/06                                                                                       35,930        35,930
     Chandler IDA Multifamily VRDB, Series 2000,
         River Ranch Apartments  Project (FHLMC LOC),
         3.59%, 1/10/06                                                                                        1,625         1,625
     Coconino County PCR VRDB, Series 1994-A (AMT),
         Arizona Public Services Navajo Project
         (KBC Bank N.V. LOC),
         3.75%, 1/3/06                                                                                        14,060        14,060
     Phoenix IDA Multifamily Housing VRDB,
         Series 1999, Southwest Village Apartments Project (FNMA Gtd.),
         3.52%, 1/10/06                                                                                        3,600         3,600
     Pima County SFM Revenue Bonds, Series 2005-17 (AMT),
         Roaring Fork Trust Receipts Series 2004
         (General Electric Capital Corp. GIC), (1)
         3.71%, 1/10/06                                                                                       13,532        13,532
     Salt River Project System Revenue Refunding Bonds, Series A,
         Eagle Trust Series 20020301, (1)
         3.56%, 1/10/06                                                                                        8,000         8,000
     Sun Devil Energy Center LLC Revenue VRDB,
         Series 2004, Arizona State University Project (FGIC Insured),
         3.53%, 1/10/06                                                                                        1,500         1,500
     Tempe IDA VRDB,
         Series 2002C, Friendship Village  Project (LaSalle Bank N.A. LOC),
         3.53%, 1/10/06                                                                                        9,900         9,900

                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                       PRINCIPAL
                                                                                                         AMOUNT       VALUE
                                                                                                         (000S)       (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

ARIZONA - 2.1% - (CONTINUED)
     Yuma Arizona IDA Multifamily VRDB, Series 2003,
         Encanto Apartments Project (FNMA LOC),
         3.54%, 1/10/06                                                                                $   735       $   735
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      96,732
----------------------------------------------------------------------------------------------------------------------------
ARKANSAS - 0.4%
     Arkansas Development Finance
     Authority Revenue Bonds, Series 2000 (AMT),
         ENSCO, Inc. Project (Wachovia Bank N.A. LOC),
         3.57%, 1/10/06                                                                                  7,000         7,000
     Benton County Public Facilities
         Board VRDB, Series 2002 (AMT),
         Bentonville Apartments (FHLMC Gtd.),
         3.60%, 1/10/06                                                                                  9,500         9,500
     Green County IDR VRDB, Series 1999 (AMT),
         Jimmy Sanders, Inc. Project (Amsouth Bank
         Birmingham LOC),
         3.66%, 1/10/06                                                                                  4,200         4,200
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      20,700
----------------------------------------------------------------------------------------------------------------------------
COLORADO - 2.4%
     Castle Pines North Metropolitan
         District VRDB, Series 1999, Limited
         Tax G.O. Bonds (U.S. Bank N.A. LOC),
         3.60%, 1/10/06                                                                                  2,195         2,195
     City of Greenwood Village Refunding VRDB, Series 2003,
         Fiddlers Business Improvement District (U.S. Bank N.A. LOC),
         3.50%, 1/10/06                                                                                  3,000         3,000
     Colorado Educational & Cultural
         Facilities Authority Revenue VRDB, Series 2003, Vail Mountain
         School Project (KeyBank N.A. LOC),
         3.58%, 1/10/06                                                                                  5,000         5,000
     Colorado Educational & Cultural
         Facilities Authority Revenue VRDB, Series 2004,
         National Jewish Federation Project (Bank of America N.A. LOC),
         3.70%, 1/3/06                                                                                   4,035         4,035
     Colorado HFA Economic Development
         Revenue Bonds (AMT), Metal
         Sales Manufacturing Corp. Project
         (U.S. Bank N.A. LOC),
         3.68%, 1/10/06                                                                                    500           500
     Colorado HFA Economic Development
         Revenue Bonds (AMT), Walker Manufacturing Co.
         Project (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                                  2,465         2,465
     Colorado HFA Revenue Bonds (AMT),
         Genesis Innovations LLC
         (JPMorgan Chase Bank LOC),
         4.10%, 1/10/06                                                                                  1,490         1,490


MONEY MARKET FUNDS  2  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                     PRINCIPAL
                                                                                                       AMOUNT          VALUE
                                                                                                       (000S)          (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

COLORADO - 2.4% - (CONTINUED)
     Denver Airport System Revenue Bonds,
         Series 2000A (AMT), Merrill Lynch P-Floats
         PA-763 (AMBAC Insured), (1)
         3.59%, 1/10/06                                                                              $   4,995       $   4,995
     Denver Airport System Revenue Bonds,
         Series 2005-6A (AMT), Roaring Fork Municipal
         Products LLC (MBIA Insured), (1)
         3.66%, 1/10/06                                                                                 11,815          11,815
     Denver Airport System Revenue Refunding Bonds,
         Series 2002C (AMT) (Soc Gen LOC),
         3.55%, 1/10/06                                                                                 17,900          17,900
     Denver SFM Revenue Bonds, Series 2004A (AMT),
         Draw Down (AIG Matched Funding Gtd.),
         4.13%, 1/25/06                                                                                 23,292          23,292
     Eagle County Metropolitan District VRDB, Series 1999B,
         Eagle Ranch Golf Course Enterprise (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                                  6,575           6,575
     Pitkin County IDA Revenue Bonds,
         Aspen Skiing Company Project (JPMorgan Chase Bank LOC),
         Series 1994A,
         3.70%, 1/3/06                                                                                   5,000           5,000
         Series 1994B (AMT),
         3.75%, 1/3/06                                                                                   4,300           4,300
     Summit County Recreational Facilities Revenue Bonds,
         Series 1992, Copper Mountain (Bank of Nova Scotia LOC),
         3.58%, 1/10/06                                                                                  9,475           9,475
     Westminster EDA Tax
         Increment Revenue VRDB, Series 2005, North Huron Urban
         Revewal Project (Depfa Bank PLC LOC),
         3.55%, 1/10/06                                                                                 10,000          10,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       112,037
------------------------------------------------------------------------------------------------------------------------------
DELAWARE - 0.4%
     New Castle County Airport Revenue Bonds, Series 2002 (AMT),
         FlightSafety International, Inc. Project (Berkshire Hathaway, Inc. Gtd.),
         3.55%, 1/10/06                                                                                 16,615          16,615
------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.8%
     District of Columbia Housing Finance Agency Multifamily Revenue Bonds (AMT),
         Citigroup ROCS-RR-II-R-433 (FNMA Gtd.), (1)
         3.60%, 1/10/06                                                                                  7,780           7,780
     District of Columbia Metropolitan Airport Authority Revenue Bonds (AMT),
         Citigroup ROCS Number 54 (MBIA Insured), (1)
         3.66%, 1/10/06                                                                                  2,495           2,495
     District of Columbia Multifamily Housing Finance
         Agency Revenue Bonds (AMT), Merrill Lynch P-Floats
         PT-2391 (Merrill Lynch and Co. Inc., Gtd.), (1)
         3.64%, 1/10/06                                                                                  2,410           2,410

                          NORTHERN FUNDS QUARTERLY REPORT  3  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                       PRINCIPAL
                                                                                                        AMOUNT             VALUE
                                                                                                        (000S)             (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

DISTRICT OF COLUMBIA - 0.8% - (CONTINUED)
     District of Columbia Revenue Bonds,
         Henry J. Kaiser Foundation (Kaiser Family Foundation Gtd.),
         3.54%, 1/10/06                                                                                $  10,100        $  10,100
     District of Columbia Revenue Bonds,
         Series 1998, Lowell School, Inc. Project (Wachovia Bank N.A. LOC),
         3.57%, 1/10/06                                                                                    3,495            3,495
     District of Columbia Water & Sewer Authority,
         Series 1998, Citibank Eagle Trust 985201 (FSA Corp. Insured), (1)
         3.56%, 1/10/06                                                                                    3,300            3,300
     District of Columbia Water & Sewer Revenue Bonds,
         Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1)
         3.56%, 1/10/06                                                                                    7,590            7,590
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           37,170
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA - 2.5%
     Capital Trust Agency - Air Cargo Revenue Bonds, Series 2004A (AMT),
         Aero Miami FX LLC Project (JPMorgan Chase Bank LOC),
         3.63%, 1/10/06                                                                                    8,300            8,300
     Dade County Special Obligation Refunding Bonds,
         Morgan Stanley Floating Rate Trust Certificates, Series 2000-415 (AMBAC Insured), (1)
         3.55%, 1/10/06                                                                                    8,995            8,995
     Duval County Housing Revenue Bonds,
         Series 2003 (AMT), Camri Green Apartments (FNMA LOC),
         3.55%, 1/10/06                                                                                    3,000            3,000
     Florida Board of Education Capital Outlay Revenue Bonds,
         Citicorp Eagle Trust, Series 20000902, (1)
         3.55%, 1/10/06                                                                                    4,550            4,550
     Florida State Board of Education Public Education G.O.,
         Citicorp Eagle Trust, Series 720050054A, (1)
         3.56%, 1/10/06                                                                                    7,000            7,000
     Highlands County Health Facilities Authority VRDB,
         Adventist Health System Sunbelt,
         Series 1997A (SunTrust Bank LOC),
         3.53%, 1/10/06                                                                                    9,185            9,185
         Series 2000-A (FGIC Insured),
         3.53%, 1/10/06                                                                                    7,100            7,100
     Lee County IDA Health Care Facilities VRDB,
         Series 1999B, Shell Point Village Project (Bank of America, N.A. LOC),
         3.53%, 1/10/06                                                                                    1,600            1,600
     Miami-Dade County HFA VRDB, Series 2002-8 (AMT),
         Ward Towers Assisted (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                                    1,700            1,700
     Miami-Dade County IDA IDR VRDB, Series 2004 (AMT),
         Tarmac America Project (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                                    3,000            3,000
     Orange County Multifamily Housing VRDB,
         Series 1997, Palm Key Apartments Project (FHLMC LOC),
         3.52%, 1/10/06                                                                                    4,400            4,400

MONEY MARKET FUNDS  4  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                            PRINCIPAL
                                                                                                              AMOUNT         VALUE
                                                                                                              (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

FLORIDA - 2.5% - (CONTINUED)
     Orlando Greater Aviation Authority Revenue Bonds, Series 2003A (AMT),
         FlightSafety International, Inc. Project (Berkshire Hathaway, Inc. Gtd.),
         3.60%, 1/10/06                                                                                     $  5,000       $  5,000
     Palm Beack County School District,
         TANS, Series 2005,
         4.00%, 9/28/06                                                                                        7,000          7,050
     Pinellas County Health Facility Authority VRDB, Series 2004,
         Bayfront Projects (SunTrust Bank LOC),
         3.75%, 1/3/06                                                                                         7,260          7,260
     Pinellas County HFA VRDB, Series 2004 (AMT),
         Alta Largo Apartments Project (Amsouth Bank Birmingham LOC),
         3.59%, 1/10/06                                                                                        5,000          5,000
     Polk County IDA Revenue Bonds, Series 2004,
         Lifepath Hospice Project (SunTrust Bank LOC),
         3.55%, 1/10/06                                                                                        2,800          2,800
     St. Lucie County IDA Revenue Bonds, Series 2000 (AMT),
         Freedom Plastics Project (LaSalle Bank N.A. LOC),
         3.54%, 1/10/06                                                                                        1,800          1,800
     St. Lucie County PCR Solid Waste Disposal Refunding Revenue Bonds, Series 2003 (AMT),
         Florida Power & Light Company Project,
         3.00%, 1/3/06                                                                                        29,500         29,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            117,240
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA - 7.3%
     Atlanta Urban Residential Finance Authority VRDB (AMT),
         Capitol Gateway Apartments Project (Bank of America N.A. LOC),
         3.63%, 1/10/06                                                                                        4,125          4,125
     Atlanta Urban Residential Finance Authority VRDB,
         Series 2000 (AMT), Carver Redevelopment Project (SunTrust Bank LOC),
         3.60%, 1/10/06                                                                                        1,200          1,200
     Atlanta Urban Residential Finance Authority VRDB,
         Series 2002A (AMT), Auburn Glenn Apartments (Wachovia Bank N.A. LOC),
         3.57%, 1/10/06                                                                                        4,900          4,900
     Bulloch County Development Authority Revenue Bonds,
         Series 1999 (AMT), Apogee Enterprises, Inc. (Bank of New York LOC),
         3.61%, 1/10/06                                                                                        5,400          5,400
     Carollton County Housing Authority VRDB,
         Series 2003 (AMT), Magnolia Lake Apartments (SunTrust Bank LOC),
         3.60%, 1/10/06                                                                                       11,920         11,920
     Clayton County Development Authority VRDB,
         Delta Airlines Project (General Electric Capital Corp. LOC),
         Series 2000A,
         3.57%, 1/10/06                                                                                       12,500         12,500
         Series 2000B (AMT),
         3.63%, 1/10/06                                                                                       72,050         72,050
         Series 2000C (AMT),
         3.63%, 1/10/06                                                                                       39,355         39,355

                          NORTHERN FUNDS QUARTERLY REPORT  5  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                        PRINCIPAL
                                                                                                         AMOUNT          VALUE
                                                                                                         (000S)          (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

GEORGIA - 7.3% - (CONTINUED)
     Clayton County Housing Authority VRDB, Series 2003A (AMT),
         Forest Club Estates Project (FHLB of San Francisco LOC),
         3.80%, 1/3/06                                                                                  $  9,500       $  9,500
     Cobb County Housing Authority VRDB, Series 2003 (AMT),
         Woodchase Village Apartments (Regions Bank LOC),
         3.63%, 1/10/06                                                                                    4,000          4,000
     DeKalb County Housing Authority VRDB, Series 2002A1 (AMT),
         Mountain Crest Apartments Project (SunTrust Bank LOC),
         3.60%, 1/10/06                                                                                    4,000          4,000
     DeKalb County Multifamily Housing Authority Revenue Bonds, Series 2002 (AMT),
         Wesley Club Apartments (SunTrust Bank LOC),
         3.60%, 1/10/06                                                                                    2,900          2,900
     East Point Multifamily Housing Authority VRDB, Series 2003 (AMT),
         Robins Creste Apartments Project (Bank of America, N.A. LOC),
         3.61%, 1/10/06                                                                                    6,940          6,940
     East Point Multifamily Housing Authority VRDB, Series 2004 (AMT),
         Village Highlands Apartments (SunTrust Bank LOC),
         3.60%, 1/10/06                                                                                    3,000          3,000
     Fulton County Development Authority Revenue Bonds, Series 2000,
         Holy Innocents Episcopal School Project (SunTrust Bank LOC),
         3.55%, 1/10/06                                                                                    6,500          6,500
     Fulton County Multifamily Housing Authority VRDB, Series 1994A,
         Champions Green Apartments Project (Wachovia Bank, N.A.),
         3.60%, 1/10/06                                                                                   13,860         13,860
     Fulton County Refunding VRDB, Series 1996,
         Lenbrook Square Facilities for the Elderly Project (Royal Bank of Scotland PLC LOC),
         3.80%, 1/3/06                                                                                     5,700          5,700
     Georgia Medical Center Hospital Authority Revenue Bonds, Series 2004,
         Spring Harbor at Green Island (HBOS Treasury Services LOC),
         3.53%, 1/10/06                                                                                    5,100          5,100
     Georgia State G.O. Bonds, (1)
         Eagle Trust Series 97C1001,
         3.56%, 1/10/06                                                                                   15,500         15,500
         Eagle Trust Series 97C1002,
         3.56%, 1/10/06                                                                                   15,100         15,100
         Eagle Trust Series 99D1002,
         3.56%, 1/10/06                                                                                   24,280         24,280
     Georgia State Ports Authority Revenue Bonds (AMT),
         Colonel Island Terminal Project (SunTrust Bank LOC),
         3.60%, 1/10/06                                                                                    3,410          3,410
     Gordon County Hospital Authority VRDB,
         Series 1996-A, Adventist Health Systems Sunbelt (SunTrust Bank LOC),
         3.66%, 1/10/06                                                                                      750            750
     Gwinnett County Housing Authority Revenue Bonds (AMT),
         Herrington Mill Apartments Project (SunTrust Bank LOC),
         3.60%, 1/10/06                                                                                    7,930          7,930

MONEY MARKET FUNDS  6  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                           PRINCIPAL
                                                                                                             AMOUNT        VALUE
                                                                                                             (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED
GEORGIA - 7.3% - (CONTINUED)
     Gwinnett County Multifamily Housing VRDB,
         Series  1996, Post Corners Project (FNMA Gtd.),
         3.52%, 1/10/06                                                                                    $  2,960       $  2,960
     Kennesaw Development Authority VRDB,
         Series 2004 (AMT), Walton Ridenour Apartments (SunTrust Bank LOC),
         3.60%, 1/10/06                                                                                       5,000          5,000
     Macon Water & Sewer Authority Revenue Bonds, Series 2004,
         3.52%, 1/10/06                                                                                      10,285         10,285
     Richmond County Authority Revenue Anticipation Certificates,
         Series 2003, University Health Services, Inc. Project (SunTrust Bank LOC),
         3.55%, 1/10/06                                                                                       9,200          9,200
     Rockdale County Hospital Authority RAN,
         Series 2002, Rockdale Hospital (SunTrust Bank LOC),
         3.53%, 1/10/06                                                                                      10,000         10,000
     Roswell Multifamily Housing Authority VRDB,
         Series 1994, Wood Crossing (FHLMC LOC),
         3.52%, 1/10/06                                                                                       9,300          9,300
     Savannah EDA Revenue Bonds,
         Series 1997 (AMT), Georgia Kaolin Terminals (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                                       5,000          5,000
     Thomasville Hospital Authority Revenue Anticipation Certificates,
         Series 2003, John D. Archibold Memorial Hospital Project (SunTrust Bank LOC),
         3.55%, 1/10/06                                                                                       5,400          5,400
     Waleska Downtown Development Authority VRDB,
         Reinhardt College Project (Regions Bank LOC),
         3.54%, 1/10/06                                                                                       3,600          3,600
     Whitfield County IDA Revenue Bonds (AMT),
         H & S Whiting, Inc. Project (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                                         800            800
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           341,465
----------------------------------------------------------------------------------------------------------------------------------
HAWAII - 0.1%
     Hawaii Department of Finance Revenue Bonds,
         Series 2003D, Kahala Nui Project (LaSalle Bank N.A. LOC),
         3.53%, 1/10/06                                                                                         600            600
     Hawaii State G.O. Bonds,
         Citicorp Eagle Trust 2000-1101(FGIC Insured), (1)
         3.56%, 1/10/06                                                                                       6,000          6,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             6,600
----------------------------------------------------------------------------------------------------------------------------------
IDAHO - 0.3%
     Boise City Housing Authority VRDB,
         Series 2002B (AMT), Civic Plaza Housing Project (KeyBank N.A. LOC),
         3.66%, 1/10/06                                                                                      12,825         12,825
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS - 11.4%
     Arlington Heights IDR Bonds, Series 1997 (AMT),
         3E Graphics & Printing Project (Harris N.A. LOC),
         3.53%, 1/10/06                                                                                       1,365          1,365

                          NORTHERN FUNDS QUARTERLY REPORT  7  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                           PRINCIPAL
                                                                                                             AMOUNT         VALUE
                                                                                                             (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

ILLINOIS - 11.4% - (CONTINUED)
     Aurora IDR Bonds, Series 2001 (AMT),
         Keson Industries, Inc. Project (Harris N.A. LOC),
         3.53%, 1/10/06                                                                                    $  2,875        $  2,875
     Aurora Kane & DuPage Counties IDB Revenue Bonds (AMT),
         Series 1999, Jania Family LLC Project (LaSalle Bank N.A. LOC),
         3.65%, 1/10/06                                                                                       5,180           5,180
     Chicago Board of Education G.O. Unlimited, Series A
         PA 616, School Reform Board (FGIC Insured), (1)
         3.56%, 1/10/06                                                                                       6,705           6,705
     Chicago Board of Education Variable Rate Certificates,
         Series 2000A, School Reform Board (FGIC Insured), (1)
         3.61%, 1/10/06                                                                                       6,200           6,200
     Chicago G.O.,
         Series 2003-9 (AMT), Roaring Fork Municipal Products LLC (MBIA Insured), (1)
         3.61%, 1/10/06                                                                                      15,905          15,905
     Chicago G.O. Project & Refunding Bonds,
         Series 1998M, Bank of America Partnership (FGIC Insured), (1)
         3.61%, 1/10/06                                                                                      15,000          15,000
     Chicago G.O. Refunding Bonds,
         Series 1998, Citicorp Eagle Trust 981302 (FSA Corp. Insured), (1)
         3.56%, 1/10/06                                                                                      11,600          11,600
     Chicago G.O. Tender Notes,
         Series 2005 (Bank of America N.A. LOC),
         3.37%, 12/7/06                                                                                      12,300          12,300
     Chicago IDR Bonds, Series 1992 (AMT),
         Enterprise Center VIII Project (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                       7,200           7,200
     Chicago IDR Bonds, Series 1992 (AMT),
         Enterprise Center IX Project (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                       4,750           4,750
     Chicago IDR Bonds, Series 1996 (AMT),
         Eli's Chicago's Finest, Inc. Project (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                       1,215           1,215
     Chicago IDR Bonds, Series 1998 (AMT),
         Freedman Seating Co. Project (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                       2,975           2,975
     Chicago IDR VRDB, Series 2001 (AMT),
         John Hofmeister & Sons (Harris N.A. LOC),
         3.53%, 1/10/06                                                                                       4,460           4,460
     Chicago Multifamily Housing Revenue Bonds, Series 2004B (AMT),
         Renaissance Saint Luke Project (Harris N.A. LOC),
         3.53%, 1/10/06                                                                                       1,700           1,700
     Chicago Multifamily Housing Revenue VRDB (AMT),
         Churchview Supportive Living (Harris N.A. LOC),
         3.53%, 1/10/06                                                                                       2,905           2,905

MONEY MARKET FUNDS  8  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                         PRINCIPAL
                                                                                                          AMOUNT          VALUE
                                                                                                          (000S)          (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

ILLINOIS - 11.4% - (CONTINUED)
     Chicago Multifamily Housing Revenue VRDB (AMT),
         Renaissance Center LP Project (Harris N.A. LOC),
         Series 1999A,
         3.53%, 1/10/06                                                                                  $  2,870       $  2,870
         Series 1999B,
         3.53%, 1/10/06                                                                                     1,700          1,700
     Chicago Multifamily Housing Revenue VRDB,
         Series 2004A (AMT), Central Station Project (FNMA LOC),
         3.56%, 1/10/06                                                                                    23,000         23,000
     Chicago O'Hare International Airport Revenue Bonds,
         Series 2003 (AMT), Citigroup ROCS Series RR II R 239 (FSA Corp. Insured), (1)
         3.60%, 1/10/06                                                                                     5,200          5,200
     Chicago O'Hare International Airport Revenue VRDB,
         Series 2002 (AMT), O'Hare Technology Center II Project (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                     5,000          5,000
     Chicago School Reform Board G.O.,
         Series 1996, Bank of America Variable Rate Securities (MBIA Insured), (1)
         3.61%, 1/10/06                                                                                    13,300         13,300
     Des Plaines City VRDB, Series 1996 (AMT),
         Finzer Roller, Inc. Project (Harris N.A. LOC),
         3.53%, 1/10/06                                                                                       800            800
     Elgin City IDR VRDB,
         Series 1996A (AMT), Bailey Development
         LLC Project (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                     2,000          2,000
     Elgin City IDR VRDB, Series 1999 (AMT),
         Questek Manufacturing Corp. (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                                     2,700          2,700
     Elgin City IDR VRDB, Series 2001 (AMT),
         Gemini Moulding Project (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                     2,725          2,725
     Elgin City Industrial Project Revenue VRDB, Series 2001 (AMT),
         1925 Holmes Road Project (Harris N.A. LOC),
         3.53%, 1/10/06                                                                                     2,925          2,925
     Elmhurst Revenue Bonds,
         Commission Accreditation of Health Care Project (JPMorgan Chase Bank LOC),
         3.60%, 1/10/06                                                                                    10,000         10,000
     Fulton IDR VRDB, Series 1998 (AMT),
         Drives, Inc. Project (Harris N.A. LOC),
         3.53%, 1/10/06                                                                                     3,375          3,375
     Illinois Development Finance Authority IDR Bonds,
         Series 1990B, Tajon Warehouse Project (JPMorgan Chase Bank LOC),
         3.56%, 1/10/06                                                                                     2,225          2,225
     Illinois Development Finance Authority IDR Bonds,
         Series 1997A (AMT), Randall Metals Corp. Project
         (LaSalle Bank N.A. LOC),
         3.79%, 1/10/06                                                                                     1,725          1,725

                          NORTHERN FUNDS QUARTERLY REPORT  9  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                         PRINCIPAL
                                                                                                          AMOUNT         VALUE
                                                                                                          (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

ILLINOIS - 11.4% - (CONTINUED)
     Illinois Development Finance Authority IDR VRDB,
         Series 1999 (AMT), Amtex Steel, Inc. Project (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                  $  4,650       $  4,650
     Illinois Development Finance Authority IDR VRDB,
         Series 2000 (AMT), Olson International Limited Project
         (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                                       980            980
     Illinois Development Finance Authority Revenue Bonds,
         Series 1994 (AMT), NU-Way Industries, Inc. Project
         (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                       700            700
     Illinois Development Finance Authority Revenue Bonds,
         Series 1998 (AMT), Flying Food Fare, Inc.
         (Harris N.A. LOC),
         3.60%, 1/10/06                                                                                     2,800          2,800
     Illinois Development Finance Authority Revenue Bonds,
         Series 2001, YMCA of Metropolitan Chicago Project
         (Harris N.A. LOC),
         3.58%, 1/10/06                                                                                    22,000         22,000
     Illinois Development Finance Authority Revenue Bonds,
         Series 2001C, Evanston Northwestern Healthcare Corp.
         (Evanston Northwestern Healthcare Corp. Gtd.),
         3.57%, 1/10/06                                                                                     1,815          1,815
     Illinois Development Finance Authority Revenue Bonds,
         Series 2004, Robert Morris College (JPMorgan Chase Bank LOC),
         3.58%, 1/10/06                                                                                    11,340         11,340
     Illinois Development Finance Authority Revenue VRDB,
         Series 1999D2, AMR Pooled Finance Program (Fifth Third Bank LOC),
         3.60%, 1/10/06                                                                                     6,255          6,255
     Illinois Development Finance Authority Revenue VRDB,
         Series 2001 (AMT), Val-Matic (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                     6,080          6,080
     Illinois Development Finance Authority Revenue VRDB,
         Series 2002, St. Augustine College Project (JPMorgan Chase Bank LOC),
         3.70%, 1/3/06                                                                                      5,635          5,635
     Illinois Development Finance Authority VRDB, Series 1997 (AMT),
         Ciccone Food Products, Inc. (Harris N.A. LOC),
         3.53%, 1/10/06                                                                                     4,100          4,100
     Illinois Development Finance Authority VRDB,
         Series 1998, American Youth Hostels Project (Harris N.A. LOC),
         3.55%, 1/10/06                                                                                     7,155          7,155
     Illinois Development Finance Authority Water Facilities Revenue VRDB, Series 2002 (AMT),
         Illinois-American Water (MBIA Insured),
         3.63%, 1/10/06                                                                                     5,000          5,000
     Illinois Educational Facilities Authority Revenue Bonds, Northwestern University,
         Macon Trust Variable Rate Certificates Series D, (1)
         3.55%, 1/10/06                                                                                     7,005          7,005

MONEY MARKET FUNDS  10  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                         PRINCIPAL
                                                                                                          AMOUNT         VALUE
                                                                                                          (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

ILLINOIS - 11.4% - (CONTINUED)
     Illinois Educational Facilities Authority Revenue Bonds,
         Series 2002, Aurora University (Fifth Third Bank LOC),
         3.58%, 1/10/06                                                                                  $  3,300       $  3,300
     Illinois Educational Facilities Authority Revenue Bonds,
         University of Chicago Project,
         3.10%, 6/27/06                                                                                    10,000         10,000
     Illinois Finance Authority Revenue Bonds,
         Series 2004, Community Action Partnership (Citibank N.A. LOC),
         3.53%, 1/10/06                                                                                     3,125          3,125
     Illinois G.O. & Revenue COP, Series 2005-21,
         Clipper Tax-Exempt Trust Certificates
         (Clipper Tax-Exempt Trust Insured), (1)
         3.59%, 1/10/06                                                                                    27,000         27,000
     Illinois Health Facilities Authority Revenue Bonds,
         Advocate Health Care Network,
         Series 2003A,
         2.74%, 7/6/06                                                                                     11,100         11,100
         Series 2003B,
         2.30%, 1/4/06                                                                                      5,000          5,000
     Illinois Health Facilities Authority Revenue Bonds, Series 1996,
         Evanston Hospital Corp. Project (Evanston Hospital Corp. Gtd.),
         2.83%, 1/5/06                                                                                     15,000         15,000
     Illinois Health Facilities Authority Revenue Bonds, Series 1996,
         Proctor Hospital (JPMorgan Chase Bank LOC),
         3.58%, 1/10/06                                                                                     5,600          5,600
     Illinois Health Facilities Authority VRDB, Series 2003,
         Memorial Health Systems (JPMorgan Chase Bank LOC),
         3.80%, 1/3/06                                                                                      2,500          2,500
     Illinois Housing Development Authority Revenue Bonds (AMT),
         Citigroup ROCS-RR-II-249, (1)
         3.60%, 1/10/06                                                                                     6,745          6,745
     Illinois Housing Development Authority VRDB, Series 2004 (AMT),
         Danbury Court Apartments Project Phase II (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                     4,400          4,400
     Illinois Multifamily Finance Authority,
         Series 2005, Villagebrook Apartments Project (FHLMC LOC),
         3.60%, 1/10/06                                                                                     5,900          5,900
     Illinois State G.O. Bonds, Series 2002,
         Tax-Exempt Eagle Trust 20021301, Illinois First (FGIC Insured), (1)
         3.56%, 1/10/06                                                                                     5,000          5,000
     Illinois State G.O. Bonds,
         Series 2005,
         4.50%, 1/10/06                                                                                    25,000         25,158
     Illinois State Sales TRB,
         Salomon Smith Barney Eagle Trust, (1)
         3.56%, 1/10/06                                                                                     5,045          5,045

                         NORTHERN FUNDS QUARTERLY REPORT  11  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                        PRINCIPAL
                                                                                                         AMOUNT         VALUE
                                                                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

ILLINOIS - 11.4% - (CONTINUED)
     Justice VRDB, Series 2003 (AMT),
         Candlewood Apartments Project (FNMA LOC),
         3.63%, 1/10/06                                                                                 $ 10,700       $ 10,700
     Lake County Multifamily Housing Revenue Bonds,
         Series 2004 (AMT), Rosewood Apartments Project (FHLMC Gtd.),
         3.60%, 1/10/06                                                                                    4,300          4,300
     Lisle Multifamily Housing Authority Revenue Bonds,
         Ashley of Lisle Project (FHLMC LOC),
         3.52%, 1/10/06                                                                                   11,700         11,700
     Metropolitan Pier & Exposition Authority Revenue Bonds,
         Citicorp Eagle Trust Series 20026001
         (MBIA Insured), (1)
         3.56%, 1/10/06                                                                                   10,000         10,000
     Normal G.O. VRDN, Series 2003,
         McLean County Project,
         3.58%, 1/10/06                                                                                    4,750          4,750
     Peoria Multifamily Revenue Bonds,
         Series 2003 (AMT), Oak Woods Apartments (FNMA Gtd.),
         3.59%, 1/10/06                                                                                    3,900          3,900
     Quad Cities Regional Economic Development Authority Revenue Bonds,
         Augustana College Project (Harris N.A. LOC),
         3.53%, 1/10/06                                                                                   15,000         15,000
     Regional Transportation Authority Revenue Bonds,
         Citicorp Eagle Trust Series 20001303 (MBIA Insured), (1)
         3.56%, 1/10/06                                                                                   14,510         14,510
     Roaring Forks O'Hare Municipal Certificates Class A2004-7 (AMT)
         (MBIA Insured), (1)
         3.66%, 1/10/06                                                                                   10,370         10,370
     Rockford Revenue Bonds, Series 2002,
         Wesley Willows Obligation Group Project (Marshall & Ilsley Bank LOC),
         3.75%, 1/3/06                                                                                     7,200          7,200
     Romeoville IDR VRDB,
         Series 1997 (AMT), Metropolitan Industries, Inc. Project
         (Harris N.A. LOC),
         3.53%, 1/10/06                                                                                    2,000          2,000
     Savanna IDR Bonds, Series 1994 (AMT),
         Metform Corp. Project (JPMorgan Chase Bank LOC),
         3.63%, 1/10/06                                                                                    6,500          6,500
     Southwestern IDA VRDB, Series 2002 (AMT),
         Waste Management, Inc. Project (JPMorgan Chase Bank LOC),
         3.63%, 1/10/06                                                                                    4,700          4,700
     Tinley Park IDR Bonds,
         Series 2003 (AMT), Mariah Partners Project
         (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                    3,645          3,645
     University of Illinois Auxiliary Facility Revenue Bonds,
         Eagle Trust Series 20001301 (MBIA Insured), (1)
         3.56%, 1/10/06                                                                                    3,000          3,000

MONEY MARKET FUNDS  12  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                         PRINCIPAL
                                                                                                          AMOUNT         VALUE
                                                                                                          (000S)         (000S)

MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

ILLINOIS - 11.4% - (CONTINUED)
     Village of Vernon Hills IDR VRDB,
         Series 1983 (AMT), Accurate Transmissions, Inc. (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                  $  3,380       $  3,380
     Warren County Industrial Project Revenue Bonds, Series 2002,
         Monmouth College Project (Allied Irish Bank LOC),
         3.54%, 1/10/06                                                                                     5,205          5,205
     West Chicago City IDR Bonds, Series 1999 (AMT),
         Royal Gold Ribbons Foods Project (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                                     1,600          1,600
     Will County Solid Waste Revenue Bonds,
         Series 1997 (AMT) BASF Corp. (BASF Corp. Gtd.),
         3.88%, 1/3/06                                                                                      9,000          9,000
     Will-Kankakee Regional Development Authority Revenue Bonds (AMT),
         T.H. Davidson & Co., Inc. Project (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                                     2,740          2,740
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         536,468
--------------------------------------------------------------------------------------------------------------------------------
INDIANA - 5.0%
     Anderson City Economic Development Revenue Bonds,
         Series 1996 (AMT), Gateway Village Project (FHLB LOC),
         3.58%, 1/10/06                                                                                     2,670          2,670
     Avilla Economic Development Revenue Bonds, Series 1996 (AMT),
         Pent Assemblies, Inc. Project (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                                     2,500          2,500
     Columbus Economic Development Revenue VRDB,
         Series 2004 (AMT), Arbors at Water Edge Apartments Project (FHLB LOC),
         3.60%, 1/10/06                                                                                     3,850          3,850
     Dekko Foundation Education Facilities COP,
         Series 2001-1 (JPMorgan Chase Bank LOC),
         3.76%, 1/10/06                                                                                     4,155          4,155
     Fort Wayne Economic Development VRDB,
         Series 2004, University of St. Francis (JPMorgan Chase Bank LOC),
         3.58%, 1/10/06                                                                                     2,900          2,900
     Hammond City Economic Development Revenue Bonds,
         Series 1996A (AMT), Annex at Douglas Point Project (FHLB LOC),
         3.58%, 1/10/06                                                                                     2,735          2,735
     Indiana Bank Revenue Notes, Series A,
         Mid-Year Funding Program Notes,
         3.50%, 1/27/06                                                                                     9,000          9,006
     Indiana Development Finance Authority IDR VRDB (AMT),
         Red Gold, Inc. Project (Harris N.A. LOC),
         Series 1994A,
         3.53%, 1/10/06                                                                                     4,200          4,200
         Series 1994B,
         3.53%, 1/10/06                                                                                     2,600          2,600
     Indiana Development Finance Authority Industrial Revenue Bonds,
         Youth Opportunity Center Project (JPMorgan Chase Bank LOC),
         3.58%, 1/10/06                                                                                     1,600          1,600

                         NORTHERN FUNDS MONEY MARKET  13  QUARTERLY REPORT FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                     PRINCIPAL
                                                                                       AMOUNT         VALUE
                                                                                       (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

INDIANA - 5.0% - (CONTINUED)
     Indiana Development Finance Authority VRDB,
         Series 2001 (AMT), Bhar Co. Project (JPMorgan Chase Bank LOC),
         4.10%, 1/10/06                                                              $  1,600       $  1,600
     Indiana Development Finance Authority VRDB,
         Series 2002, Indianapolis Museum of Art (JPMorgan Chase Bank LOC),
         3.58%, 1/10/06                                                                 6,200          6,200
     Indiana Education Facilities Authority VRDB,
         Series 2003, Franklin College (JPMorgan Chase Bank LOC),
         3.80%, 1/3/06                                                                  3,500          3,500
     Indiana Health and Educational Facilities Finance Authority VRDB,
         Series 2005, Parkview Health Systems Project (AMBAC Insured),
         2.58%, 1/10/06                                                                25,800         25,800
     Indiana Health Facilities Authority Revenue Bonds,
         Senior Living Greencroft Project (LaSalle Bank N.A. LOC),
         3.54%, 1/10/06                                                                10,880         10,880
     Indiana Health Facilities Finance Authority Revenue Bonds,
         Series 2001A3, Ascension Health Credit Group (Ascension Health Gtd.),
         2.50%, 2/1/06                                                                 10,000         10,000
     Indiana Health Facilities Finance Authority VRDB,
         Series 2004, Margaret Mary Community Hospital Project
         (Fifth Third Bank LOC),
         3.80%, 1/3/06                                                                    800            800
     Indiana Hospital Equipment Financing VRDB,
         Hospital Equipment Program Project (MBIA Insured),
         3.58%, 1/10/06                                                                 4,985          4,985
     Indiana State Development Finance Authority VRDB,
         Indiana Historical Society, Inc. Project (JPMorgan Chase Bank LOC),
         3.58%, 1/10/06                                                                 6,340          6,340
     Indianapolis Local Public Improvement Bond Bank Revenue Notes,
         Indianapolis Local Public Bond Bank Project,
         Series 2005E,
         4.00%, 1/6/06                                                                 14,440         14,443
         Series 2005H,
         4.00%, 1/6/06                                                                  5,725          5,726
     Indianapolis Local Public Improvement Bond Bank VRDB,
         Series 2005E (AMBAC Insured),
         3.53%, 1/10/06                                                                39,955         39,955
     Indiana State Housing and Community Development Revenue Bonds,
         Series 2005 D (AMT),
         3.50%, 12/14/06                                                               20,000         20,000
     Knox Economic Development VRDB (AMT),
         J.W.Hicks, Inc. Project (Harris N.A. LOC),
         3.60%, 1/10/06                                                                 5,685          5,685
     Laporte City VRDB (AMT),
         Alpha Baking Co., Inc. Project (Harris N.A. LOC),
         3.53%, 1/10/06                                                                 2,130          2,130


MONEY MARKET FUNDS  14  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)



                                                                                             PRINCIPAL
                                                                                               AMOUNT          VALUE
                                                                                               (000S)          (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

INDIANA - 5.0% - (CONTINUED)
     Marshall County Economic Development Revenue Bonds,
         Series 2000, Culver Educational Foundation Project (JPMorgan Chase Bank LOC),
         3.58%, 1/10/06                                                                      $  4,100       $  4,100
     Noblesville Economic Development Revenue Bonds (AMT),
         Princeton Lakes Apartments Project,
         Series PJ-2003A (LaSalle Bank N.A. LOC),
         3.56%, 1/10/06                                                                         8,900          8,900
         Series PJ-2003B (FHLB LOC),
         3.61%, 1/10/06                                                                         1,100          1,100
     Tippecanoe County PCR Bonds (AMT),
         Caterpillar, Inc. Project (Caterpillar, Inc., Gtd.),
         3.61%, 1/10/06                                                                         8,750          8,750
     Vincennes University Revenue Bonds,
         Series 2004G, Student Fees (JPMorgan Chase Bank LOC),
         3.58%, 1/10/06                                                                        18,165         18,165
--------------------------------------------------------------------------------------------------------------------
                                                                                                             235,275
--------------------------------------------------------------------------------------------------------------------
IOWA - 2.0%
     Iowa Finance Authority Health Care Facilities VRDB,
         Iowa Health Project (FGIC Insured),
         3.36%, 1/10/06                                                                        20,000         20,000
     Iowa Finance Authority Retirement Community Revenue Bonds,
         Series 2003A, Deerfield Retirement (LaSalle Bank N.A. LOC),
         3.55%, 1/10/06                                                                         7,100          7,100
     Iowa Higher Education Authority Private College Facilities Revenue Bonds,
         Series 2000, Grand View Project (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                          2,135          2,135
     Iowa Higher Education Authority Private College Revenue Bonds,
         Series 2003, Des Moines University Project (Allied Irish Bank LOC),
         3.80%, 1/3/06                                                                          9,100          9,100
     Iowa Higher Education Authority Revenue Bonds,
         Series 2003, Graceland College (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                         1,800          1,800
     Iowa State School Cash Anticipation Program,
         Warrants Certificates Series A (FSA Corp. Insured),
         4.00%, 6/28/06                                                                         5,000          5,032
     Iowa State TRANS,
         Series 2005,
         4.50%, 6/30/06                                                                        40,000         40,249
     Linn County Industrial Development VRDB (AMT),
         Highway Equipment Company Project (Wells Fargo Bank N.A. LOC),
         3.60%, 1/10/06                                                                         5,835          5,835
--------------------------------------------------------------------------------------------------------------------
                                                                                                              91,251
--------------------------------------------------------------------------------------------------------------------
KANSAS - 0.4%
     Colwich IDR Bonds, Series 1999 (AMT),
         EPCO Carbondioxide Project (Regions Bank LOC),
         3.61%, 1/10/06                                                                         1,205          1,205

                         NORTHERN FUNDS QUARTERLY REPORT  15  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                 PRINCIPAL
                                                                                                   AMOUNT        VALUE
                                                                                                   (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

KANSAS - 0.4% - (CONTINUED)
     Kansas Development Finance Authority VRDB,
         Series 2001 (AMT), Oak Ridge Park II Apartments Project (FHLB LOC),
         3.72%, 1/10/06                                                                          $  3,650       $  3,650
     Kansas State Department of Transportation Highway Revenue Bonds,
         Eagle Series 20001601, (1)
         3.56%, 1/10/06                                                                             5,975          5,975
     Wichita Airport Facilities Revenue Bonds, Series VIII 2003 (AMT),
         FlightSafety International, Inc. (Berkshire Hathaway, Inc. Gtd.),
         3.57%, 1/10/06                                                                             8,000          8,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  18,830
------------------------------------------------------------------------------------------------------------------------
KENTUCKY - 2.2%
     Carroll County Solid Waste Disposal Revenue Bonds,
         Series 2001 (AMT), BPB Acquisition Project (Bank of America, N.A. LOC),
         3.55%, 1/10/06                                                                             5,000          5,000
     Clark County Industrial Building Revenue Bonds,
         Series 1996 (AMT), Bluegrass Art Cast Project (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                             1,385          1,385
     Fort Mitchell, Kentucky League of Cities Trust Lease Program,
         Series 2002 A (U.S. Bank N.A. LOC),
         3.58%, 1/10/06                                                                            22,850         22,850
     Franklin County G.O. Refunding Notes,
         Series 2001 (JPMorgan Chase Bank LOC),
         3.62%, 1/10/06                                                                             4,550          4,550
     Henderson County Revenue Bonds,
         Murray-Calloway County Public Hospital Project (Branch Banking & Trust Co. LOC),
         3.60%, 1/10/06                                                                             5,100          5,100
     Henderson County VRDB, Series 2002B1,
         Kentucky Hospital Association Health Facilities (Branch Banking & Trust Co. LOC),
         3.60%, 1/10/06                                                                             7,980          7,980
     Kenton County Airport Board Revenue VRDB, Series 2000A (AMT),
         Delta Air Lines, Inc. Project (General Electric Capital Corp. LOC),
         3.63%, 1/10/06                                                                            28,315         28,315
     Kentucky Development Finance Authority Revenue Bonds (AMT),
         Republic Services, Inc. Project (Bank of America, N.A. LOC),
         3.63%, 1/10/06                                                                             8,500          8,500
     Kentucky Development Finance Authority Revenue Bonds,
         Series 2003 (AMT), Republic Services, Inc. Project (JPMorgan Chase Bank LOC),
         3.63%, 1/10/06                                                                             6,175          6,175
     Kentucky Housing Revenue Bonds (AMT),
         Clipper Tax-Exempt Trust Certificates Series 2005-35, (1)
         3.61%, 1/10/06                                                                            10,000         10,000
     Morehead, Kentucky League of Cities Lease Program Revenue Bonds,
         Series 2004A (U.S. Bank N.A. LOC),
         3.58%, 1/10/06                                                                             3,770          3,770
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 103,625
------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS  16  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                   PRINCIPAL
                                                                                                     AMOUNT        VALUE
                                                                                                     (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

LOUISIANA - 0.8%
     Ascension Parish Revenue VRDB (AMT),
         BASF Corp. Project (BASF Corp. Gtd.),
         Series 1997,
         3.93%, 1/3/06                                                                             $  7,000       $  7,000
         Series 1998,
         3.93%, 1/3/06                                                                               14,000         14,000
     Jefferson Parish Economic Development Corp. VRDB,
         Series 2000 (AMT), Walle Corp. Project
         (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                               2,800          2,800
     Louisiana Environmental Facilities Development Revenue Bonds,
         Series 2004, Sacred Heart Project (SunTrust Bank LOC),
         3.60%, 1/10/06                                                                               1,000          1,000
     Louisiana State Offshore Terminal Authority Deepwater Revenue Bonds,
         Series 2003B (JPMorgan Chase Bank LOC),
         3.58%, 1/10/06                                                                               5,700          5,700
     New Orleans G.O. Bonds, Series 2005-13,
         Roaring Fork Municipal Products, LLC (MBIA Insured), (1)
         3.59%, 1/10/06                                                                               8,415          8,415
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    38,915
--------------------------------------------------------------------------------------------------------------------------
MAINE - 0.3%
     Maine State Housing Authority Mortgage Purchase Bonds,
         Series 1998F2 (AMT), (1)
         3.71%, 1/10/06                                                                               9,995          9,995
     Maine State Turnpike Authority Revenue Bonds,
         Eagle Trust Series 20001901 (FGIC Insured), (1)
         3.56%, 1/10/06                                                                               3,000          3,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    12,995
--------------------------------------------------------------------------------------------------------------------------
MARYLAND - 0.9%
     Baltimore County Dunfield Townhomes Revenue Bonds,
         Series 2003, Roaring Fork Trust Receipts (GNMA Gtd.), (1)
         3.66%, 1/10/06                                                                              10,025         10,025
     Gaithersburg Economic Development Revenue Bonds,
         Series 1997, Asbury Methodist Project (MBIA Insured),
         3.53%, 1/10/06                                                                               5,400          5,400
     Maryland Health and Higher Educational Facilities Authority VRDB,
         Series 2005B, Adventist Healthcare (Manufacturers and Traders Trust Co. LOC),
         3.55%, 1/10/06                                                                              15,000         15,000
     Maryland State Industrial Development Financing Authority VRDB, Series 2005B,
         Our Lady of Good Counsel Project (Manufacturers and Traders Trust Co. LOC),
         3.56%, 1/10/06                                                                               8,356          8,356
     Northeast Maryland Waste Disposal Authority Revenue Bonds,
         Reserve Eagle Trust Series 96C2001 (MBIA Insured), (1)
         3.56%, 1/10/06                                                                               4,385          4,385
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    43,166
--------------------------------------------------------------------------------------------------------------------------

                         NORTHERN FUNDS QUARTERLY REPORT  17  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                   PRINCIPAL
                                                                                                     AMOUNT        VALUE
                                                                                                     (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

MASSACHUSETTS - 0.5%
     Massachusetts State Development Finance Agency VRDB,
         Series 1999, Waste Management, Inc. Project (SunTrust Bank LOC),
         3.60%, 1/10/06                                                                            $  5,500       $  5,500
     Massachusetts State Development Finance Agency VRDB,
         Series 2003, Lesley University (Bank of America, N.A. LOC),
         3.55%, 1/10/06                                                                               4,800          4,800
     Massachusetts State Development Finance Agency VRDB,
         Series 2004, Groton School,
         3.55%, 1/10/06                                                                               7,500          7,500
     Massachusetts State Development Finance Agency VRDB,
         Series 2005, ISO New England, Inc. (KeyBank, N.A. LOC),
         3.54%, 1/10/06                                                                               5,000          5,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    22,800
--------------------------------------------------------------------------------------------------------------------------
MICHIGAN - 3.2%
     Avondale School District,
         Series 2003, Citigroup ROCS RR II R 2047, (1)
         3.56%, 1/10/06                                                                               6,415          6,415
     Farmington Hills Hospital Finance Authority Revenue Bonds,
         Series 1991, Botsford General Hospital (MBIA Insured),
         3.80%, 1/3/06                                                                                3,250          3,250
     Grand Rapids Economic Development Corp. Revenue Bonds,
         Series 1991A, Amway Hotel (Standard Federal Bank N.A. LOC),
         3.61%, 1/10/06                                                                               1,100          1,100
     Jackson County Economic Development Corp. VRDB,
         Series 1999 (AMT), Production Saw & Machine Co.
         (Comerica Bank LOC),
         3.68%, 1/10/06                                                                               3,470          3,470
     Jackson County Economic Development Corp. VRDB,
         Series 2000 (AMT), Kellogg Crankshaft Co. Project (Comerica Bank LOC),
         3.68%, 1/10/06                                                                               2,835          2,835
     Jackson County Hospital Finance Authority VRDB, Series 2005A,
         W.A. Foote Memorial Hospital Project (Bank of Nova Scotia LOC),
         3.53%, 1/10/06                                                                               8,000          8,000
     Macomb County Hospital Finance Authority VRDB,
         Mt. Clemens General (Comerica Bank LOC),
         Series 2003A1,
         3.70%, 1/3/06                                                                               14,550         14,550
         Series 2003A2,
         3.89%, 1/3/06                                                                                4,300          4,300
     Michigan State Hospital Authority Revenue Bonds VRDB,
         Series 1999A, Covenant Retirement (LaSalle Bank N.A. LOC),
         3.53%, 1/10/06                                                                                 400            400
     Michigan State Housing Development Authority Revenue VRDB,
         Series 1999 (AMT), Baldwin Villas (Comerica Bank LOC),
         3.68%, 1/10/06                                                                               4,625          4,625
     Michigan State Multifamily Housing Development Authority VRDB,
         Series 2005 (AMT), Jackson Project (FHLB Indianapolis LOC),
         3.85%, 1/3/06                                                                               10,300         10,300

MONEY MARKET FUNDS  18  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)



                                                                                                   PRINCIPAL
                                                                                                     AMOUNT        VALUE
                                                                                                     (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

MICHIGAN - 3.2% - (CONTINUED)
     Michigan Municipal Bond Authority Revenue Notes,
         Series 2005 B-2 (JPMorgan Chase Bank LOC),
         4.00%, 8/18/06                                                                            $ 25,000       $ 25,111
     Michigan State Strategic Fund Limited Obligation Revenue Bonds (AMT),
         Corlett-Turner Co. Project (U.S. Bank N.A. LOC),
         3.68%, 1/10/06                                                                               1,750          1,750
     Michigan State Strategic Fund Limited Obligation Revenue Bonds (AMT),
         Dirksen Screw Co. Project (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                               3,000          3,000
     Michigan State Strategic Fund Limited Obligation Revenue Bonds, Series 2000 (AMT),
         Grand Haven Plastics Project (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                               4,000          4,000
     Michigan State Strategic Fund Limited Obligation Revenue Bonds,
         Leader Dogs for the Blind Project (Comerica Bank LOC),
         3.59%, 1/10/06                                                                               3,100          3,100
     Michigan State Strategic Fund Variable Limited Obligation
         Revenue Bonds (AMT), NYX Technologies LLC Project (Comerica Bank LOC),
         3.68%, 1/10/06                                                                               7,050          7,050
     Michigan State Strategic Fund VRDB, Series 2001 (AMT),
         Electro-Chemical Finishing Project (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                               3,800          3,800
     Michigan State Strategic Fund VRDB (AMT),
         Serta Restokraft Mattress Co. Project (Comerica Bank LOC),
         3.68%, 1/10/06                                                                               3,565          3,565
     Michigan State Strategic Fund VRDB,
         Series 1999 (AMT), Great Lakes Metal Stamping (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                               1,400          1,400
     Michigan State Strategic Fund VRDB,
         Series 2001 (AMT), Advanced Tooling System Project (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                               3,130          3,130
     Michigan State Strategic Fund VRDB,
         Series 2001 (AMT), Mold Masters Co. Project (JPMorgan Chase Bank LOC),
         4.10%, 1/10/06                                                                               3,800          3,800
     Michigan State Strategic Fund VRDB,
         Series 2001 (AMT), Plymouth Packaging Project (Comerica Bank LOC),
         3.68%, 1/10/06                                                                               2,945          2,945
     Michigan State Strategic Fund VRDB,
         Series 2000 (AMT), Roesler Metal Finishing Project (Standard Federal Bank LOC),
         3.59%, 1/10/06                                                                               4,685          4,685
     Michigan State Strategic Fund VRDB,
         Series 2002 (AMT), Pioneer Labs, Inc. Project (JPMorgan Chase Bank LOC),
         3.63%, 1/10/06                                                                               1,200          1,200
     Oakland County Economic Development Corp. VRDB,
         Series 1998 (AMT), Richard Tool & Die Corp. Project (Comerica Bank LOC),
         3.68%, 1/10/06                                                                               3,885          3,885
     Oakland County Economic Development Corp. VRDB,
         Series 2004 (AMT), General Mill Supply (LaSalle Bank N.A. LOC),
         3.68%, 1/10/06                                                                               4,740          4,740

                         NORTHERN FUNDS QUARTERLY REPORT  19  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT         VALUE
                                                                                                    (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

MICHIGAN - 3.2% - (CONTINUED)
     Wayne Charter County VRDB,
         Series 2001, University of Detroit
         Jesuit Project (Allied Irish Bank LOC),
         3.56%, 1/10/06                                                                           $ 13,825       $ 13,825
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  150,231
-------------------------------------------------------------------------------------------------------------------------
MINNESOTA - 4.8%
     Austin Housing and Redevelopment Authority Revenue Bonds,
         Series 2004A, Cedars of Austin Project (LaSalle Bank N.A. LOC),
         3.65%, 1/10/06                                                                              4,320          4,320
     Becker Tax Increment, Series 1994D (AMT),
         Piper Jaffray Funding LLC Trust
         Certificates Series 2004F (MBIA Insured), (1)
         3.61%, 1/10/06                                                                              9,995          9,995
     Dakota County Community Development Authority VRDB,
         Series 2003 (AMT), Brentwood Hills Apartments Project (LaSalle Bank N.A. LOC),
         3.85%, 1/3/06                                                                               5,000          5,000
     Dakota County Community Development Authority VRDB (AMT),
         View Pointe Apartments Project (LaSalle Bank N.A. LOC),
         3.61%, 1/10/06                                                                              4,000          4,000
     Dakota County Community Development Agency VRDB,
         Series 2005 (AMT), Tuscany Apartments Project (Rabobank Group GIC),
         3.96%, 1/5/06                                                                              18,360         18,360
     Duluth EDA Healthcare Facilities VRDB,
         Series 1997, Miller-Dwan Medical Center Project (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                               6,850          6,850
     Eden Prairie VRDB, Series 2003 (AMT),
         Eden Prairie Leased Housing Association Project (LaSalle Bank N.A. LOC),
         3.61%, 1/10/06                                                                              8,000          8,000
     Little Canada Bond Securitization Trust,
         Series 2004S1 (AMT), Class A Trust Certificates (LaSalle Bank N.A. LOC), (1)
         3.71%, 1/10/06                                                                              3,660          3,660
     Mankato Multifamily Housing VRDB,
         Series 1997, Highland Hills Project (LaSalle Bank N.A. LOC),
         3.80%, 1/3/06                                                                               1,100          1,100
     Maple Grove Economic Development Revenue Bonds,
         Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC),
         3.53%, 1/10/06                                                                              6,500          6,500
     Minneapolis Multifamily Housing VRDB,
         Series 2002 (AMT), Second Street Acquisition Project (LaSalle Bank N.A. LOC),
         3.65%, 1/10/06                                                                              2,780          2,780
     Minneapolis VRDB, Series 2000,
         People Serving People Project (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                               2,025          2,025
     Minnesota Health Care System Revenue Bonds,
         Fairview Health Project,
         Series 2005B (AMBAC Insured),
         3.51%, 1/10/06                                                                             38,100         38,100


MONEY MARKET FUNDS  20  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT         VALUE
                                                                                                    (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

MINNESOTA - 4.8% - (CONTINUED)
     Minnesota Housing Finance Agency Residential Housing Revenue Bonds,
         Series 2004G,
         3.58%, 1/10/06                                                                            $ 11,815       $ 11,815
     Minnesota Housing Finance Agency,
         Residential Housing Finance Notes,
         3.30%, 12/4/06                                                                              25,000         25,000
     Minnesota JB Bond Securitization Trust Class A Certificates,
         Series 2005A (AMT) (LaSalle Bank N.A. LOC), (1)
         3.71%, 1/10/06                                                                               8,245          8,245
     Minnesota Water PCR Bonds, Series 2002A,
         Wachovia MERLOTS Series 2003-B06, (1)
         3.54%, 1/10/06                                                                               9,980          9,980
     Northfield Multifamily Housing Revenue Bonds,
         Series 2003A (AMT), Summerfield Investments LLC (LaSalle Bank N.A. LOC),
         3.65%, 1/10/06                                                                               3,715          3,715
     Oakdale Bond Securitization Trust Series 2004S2 (AMT),
         Class A Trust Certificates (LaSalle Bank N.A. LOC), (1)
         3.71%, 1/10/06                                                                               3,620          3,620
     Ramsey County Housing & Redevelopment Authority VRDB,
         Series 2003A (AMT), Gateway Apartments Partnership
         Project (LaSalle Bank N.A. LOC),
         3.61%, 1/10/06                                                                              19,000         19,000
     Ramsey County Housing & Redevelopment Authority VRDB (AMT),
         St. Paul Leased Housing Association (LaSalle Bank N.A. LOC),
         Series 2002,
         3.61%, 1/10/06                                                                               6,950          6,950
         Series 2003,
         3.61%, 1/10/06                                                                               2,900          2,900
     Robbinsdale Multifamily Housing Revenue Bonds, Series 2004A (AMT),
         Copperfield (LaSalle Bank N.A. LOC),
         3.65%, 1/10/06                                                                               2,545          2,545
     St. Anthony Multifamily Housing Revenue Bonds,
         Series 2004 (AMT), Landings at Silver Lake Village Project (LaSalle Bank N.A. LOC),
         3.61%, 1/10/06                                                                               7,000          7,000
     St. Paul Housing and Redevelopment Authority VRDB,
         Series 2004 (AMT), Bridgecreek Senior Place (LaSalle Bank N.A. LOC),
         3.65%, 1/10/06                                                                               7,750          7,750
     St. Paul Housing and Redevelopment Authority VRDB, Series 2005 (AMT),
         St. Paul Leased Housing Association Project (LaSalle Bank N.A. LOC),
         3.61%, 1/10/06                                                                               2,595          2,595
     Winona Port Authority IDR VRDB,
         Series 2001A (AMT), Bay State Milling Co. Project (Harris N.A. LOC),
         3.53%, 1/10/06                                                                                 795            795
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   222,600
--------------------------------------------------------------------------------------------------------------------------


                         NORTHERN FUNDS QUARTERLY REPORT  21  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT         VALUE
                                                                                                    (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

MISSISSIPPI - 1.8%
     Jackson Redevelopment Authority Revenue Bonds,
         Jackson Medical Mall Foundation Project (JPMorgan Chase Bank LOC),
         3.57%, 1/10/06                                                                            $  4,015       $  4,015
     Mississippi Business Finance Corp. IDR Bonds,
         Series 2001 (AMT), H. M. Richards, Inc. Project (Amsouth Bank Birmingham LOC),
         3.61%, 1/10/06                                                                               2,050          2,050
     Mississippi Business Finance Corp. IDR Bonds,
         Series 2002 (AMT), Howard Industries Project (Amsouth Bank Birmingham LOC),
         3.61%, 1/10/06                                                                               1,980          1,980
     Mississippi Business Finance Corp. Solid Waste Disposal Revenue Bonds,
         Series 2003 (AMT), Waste Management, Inc. Project (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                               5,000          5,000
     Mississippi Development Bank Obligation Bonds,
         Series 2004, ABN AMRO Munitops Certificates TR2004-40 (FSA Corp. Insured), (1)
         3.56%, 1/10/06                                                                              19,995         19,995
     Mississippi Development Bank CP
         (BNP Paribas LOC),
         3.11%, 7/28/06                                                                              13,000         13,000
     Mississippi Home Corp. Multifamily Housing Revenue Bonds,
         Series 1999D-2 (AMT), Summer Park Apartments Project (Wachovia Bank N.A. LOC),
         3.61%, 1/10/06                                                                                 650            650
     Mississippi Home Corp. Multifamily Housing Revenue Bonds,
         Series 2001-2 (AMT), Chapel Ridge Apartments (Regions Bank LOC),
         3.59%, 1/10/06                                                                               6,300          6,300
     Mississippi Home Corp. Multifamily Housing VRDB,
         Series 2001-4 (AMT), Highland Park Apartments Project (Wachovia Bank N.A. LOC),
         3.61%, 1/10/06                                                                               7,500          7,500
     Mississippi Home Corp. SFM Revenue Bonds (AMT),
         Merrill Lynch P-Floats 3244 (GNMA Gtd.),
         3.59%, 1/10/06                                                                               4,875          4,875
     Mississippi Home Corp. Single Family Revenue Bonds (AMT),
         Wachovia TOB Series 2001A8 (Mississippi Home Corp. Insured), (1)
         3.59%, 1/10/06                                                                               8,440          8,440
     Mississippi Medical Center Education Building VRDB,
         Adult Hospital Project (AMBAC Insured),
         3.52%, 1/3/06                                                                                8,285          8,285
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    82,090
--------------------------------------------------------------------------------------------------------------------------
MISSOURI - 1.7%
     Blue Springs IDA VRDB (AMT),
         Autumn Place Apartments Project (FNMA Gtd.),
         3.60%, 1/10/06                                                                               5,500          5,500
     Chesterfield IDA Educational Facilities Revenue Bonds,
         Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                                5,100          5,100
     Missouri Development Finance Board Lease Revenue Bonds,
         Series 2003, Missouri Association Municipal Utilities (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                               12,220         12,220


MONEY MARKET FUNDS  22  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                    PRINCIPAL
                                                                                                      AMOUNT        VALUE
                                                                                                      (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

MISSOURI - 1.7% - (CONTINUED)
     Missouri Health & Educational Facilities VRDB,
         Series 2002A, Christian Brothers (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                             $    900       $    900
     Missouri State Development Finance Board Infrastructure Facilities VRDB,
         Series 2000C, St. Louis Convention Center (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                                8,100          8,100
     Missouri State Health & Educational Authority Revenue Bonds,
         Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC),
         3.53%, 1/10/06                                                                              18,700         18,700
     Missouri State Health & Educational Authority Revenue Bonds,
         Series 2001B, Bethesda Health Group (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                                3,515          3,515
     St. Charles County IDA VRDB, Series 2004 (AMT),
         Peine Lakes Apartments (Wachovia Bank, N.A. LOC),
         3.57%, 1/10/06                                                                               2,150          2,150
     St. Louis County IDA VRDB, Series 1995 (AMT),
         Whispering Lakes Apartment Project (FNMA LOC),
         3.61%, 1/10/06                                                                               7,435          7,435
     St. Louis County IDA VRDB,
         Series 1996-B, Friendship Village South County Project (LaSalle Bank N.A. LOC),
         3.53%, 1/10/06                                                                               4,725          4,725
     St. Louis County IDA VRDB, Series 1997 (AMT),
         Black Forest Apartments Project (FNMA LOC),
         3.61%, 1/10/06                                                                               4,000          4,000
     University of Missouri VRDB, Curators of the University,
         Series 2002A,
         3.70%, 1/3/06                                                                                4,300          4,300
         Series 2000B,
         3.70%, 1/3/06                                                                                4,000          4,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    80,645
--------------------------------------------------------------------------------------------------------------------------
NEBRASKA - 0.3%
     Douglas County School District G.O. Bonds,
         Series 2003, Citigroup ROCS RR-II-R Series 4058, (1)
         3.56%, 1/10/06                                                                               2,390          2,390
     Omaha Convention Center and Arena,
         Citigroup Eagle Trust Series 20040009, (1)
         3.56%, 1/10/06                                                                               8,000          8,000
     York County IDR Bonds,
         Series 1998 (AMT), EPCO Carbondioxide, Inc. Project (Regions Bank LOC),
         3.61%, 1/10/06                                                                               1,400          1,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    11,790
--------------------------------------------------------------------------------------------------------------------------
NEVADA - 0.5%
     Clark County IDA VRDB, Series 2003A (AMT),
         Southwest Gas Corp. Project (Bank of America, N.A. LOC),
         3.63%, 1/10/06                                                                              12,250         12,250
     Clark County School Revenue Bonds,
         Smith Barney Eagle Trust Series 982801 (FSA Corp. Insured),
         3.56%, 1/10/06                                                                               4,800          4,800

                         NORTHERN FUNDS QUARTERLY REPORT  23  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                    PRINCIPAL
                                                                                                      AMOUNT       VALUE
                                                                                                      (000S)       (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

NEVADA - 0.5% - (CONTINUED)
     Director of the State of Nevada Department VRDB,
         Series 1998A (AMT), 575 Mill Street LLC Project (KeyBank N.A. LOC),
         3.61%, 1/10/06                                                                            $  3,195       $  3,195
     Nevada State Municipal Bonds,
         Series 1997SGB31 (FGIC Insured), (1)
         3.56%, 1/10/06                                                                               1,900          1,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    22,145
--------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE - 0.7%
     New Hampshire Business Finance Authority Solid Waste Disposal Revenue Bonds (AMT),
         Lonza Biologics Inc. Project (Deutsche Bank LOC),
         3.63%, 1/10/06                                                                              25,000         25,000
     New Hampshire Health & Educational Facilities Authority Revenue Bonds,
         Bishop Guertin High School (Allied Irish Bank LOC),
         3.60%, 1/10/06                                                                               6,060          6,060
     New Hampshire Health & Educational Facilities VRDB,
         New Hampshire Medical Center (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                               1,475          1,475
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    32,535
--------------------------------------------------------------------------------------------------------------------------
NEW MEXICO - 0.7%
     New Mexico Educational Assistance Foundation Revenue Bonds, Series 2001A-3 (AMT),
         Wachovia MERLOTS Series 2002-A26, (1)
         3.59%, 1/10/06                                                                               9,115          9,115
     New Mexico Mortgage Finance Authority Revenue Bonds, Series 2005 (AMT),
         SFM Project (General Electric Capital Corp. GIC),
         4.29%, 1/3/06                                                                               21,184         21,184
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    30,299
--------------------------------------------------------------------------------------------------------------------------
NEW YORK - 0.2%
     Newburgh IDA Boulevard Housing Project Revenue Bonds (AMT),
         Merrill Lynch P-Floats PT-2504 (Merrill Lynch & Co., Inc. Gtd.), (1)
         3.64%, 1/10/06                                                                               3,180          3,180
     Onondaga County Industrial Development Agency VRDB,
         Series 2005, Syracuse Resh Corp. Project (Manufacturers and Traders Trust Co. LOC),
         3.56%, 1/10/06                                                                               7,835          7,835
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    11,015
--------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA - 1.4%
     Charlotte Water & Sewer System CP,
         2.90%, 6/6/06                                                                                9,100          9,100
     Columbus County Industrial Facilities PCR VRDB,
         Series 1998 (AMT), Conflandey, Inc. Project (BNP Paribas LOC),
         3.65%, 1/10/06                                                                               1,800          1,800
     North Carolina Capital Facilities Finance Agency VRDB, Series 2004 (AMT),
         Repair Services, Inc. Project (SunTrust Bank LOC),
         3.82%, 1/3/06                                                                                4,250          4,250
     North Carolina Medical Care,
         Wachovia MERLOTS Series 2001-A39 (GNMA Gtd.), (1)
         3.54%, 1/10/06                                                                               5,595          5,595

MONEY MARKET FUNDS  24  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                   PRINCIPAL
                                                                                                     AMOUNT        VALUE
                                                                                                     (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

NORTH CAROLINA - 1.4% - (CONTINUED)
     North Carolina State G.O.,
         Citigroup ROCS RR II Series 384, (1)
         3.56%, 1/10/06                                                                            $  7,795       $  7,795
     Sampson County Industrial Facilities Pollution Control Financing Revenue Bonds,
         Series 2003, Sampson County Disposal LLC Project (Wachovia Bank, N.A. LOC),
         3.57%, 1/10/06                                                                               3,500          3,500
     Union County IDR Bonds, Series 2000 (AMT),
         C&M Number 1 Investment Partnership Project (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                               1,600          1,600
     University of North Carolina Revenue Bonds,
         Citigroup Eagle Trust 720053014 Class 2005A, (1)
         3.56%, 1/10/06                                                                              20,000         20,000
     Wake County Public Improvement Bonds,
         Series 2003B,
         4.00%, 4/1/06                                                                               13,000         13,041
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    66,681
--------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA - 0.1%
     North Dakota State Housing Finance Agency Program Bonds (AMT),
         Merrill Lynch P-Floats PT-1189, (1)
         3.59%, 1/10/06                                                                               1,670          1,670
     Ward County Health Care Facilities Revenue Bonds,
         Series 2002A,Trinity Obligation Group (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                                4,080          4,080
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                     5,750
--------------------------------------------------------------------------------------------------------------------------
OHIO - 0.9%
     Cincinnati Water System Revenue Bonds,
         Series 2003, Smith Barney ROCS II-R-212 (FSA Corp. Insured), (1)
         3.55%, 1/10/06                                                                               7,000          7,000
     Clinton County Hospital Revenue VRDB,
         Series 2003A1, HB Magruder Memorial Hospital Project (Fifth Third Bank LOC),
         3.60%, 1/10/06                                                                               5,515          5,515
     Clinton County Hospital Revenue VRDB,
         Series 2003D, Kettering Medical Center Osteopathic Service (Fifth Third Bank LOC),
         3.50%, 1/10/06                                                                               1,600          1,600
     Franklin County Hospital Revenue Bonds,
         Smith Barney ROCS Series 2001 II-R-55 (U.S. Treasuries Escrowed), (1)
         3.55%, 1/10/06                                                                              10,245         10,245
     Ohio State G.O. Bonds,
         Citigroup ROCS Series RR-II-R-4037, (1)
         3.55%, 1/10/06                                                                               7,575          7,575
     Ohio State Higher Educational Facilities Community VRDB,
         Series 2003, Lake Erie Project (Fifth Third Bank LOC),
         3.55%, 1/10/06                                                                               3,355          3,355
     Ohio State Solid Waste VRDB,
         Series 99 (AMT), BP Exploration & Oil Project (BP PLC Gtd.),
         3.85%, 1/3/06                                                                                2,500          2,500


                         NORTHERN FUNDS QUARTERLY REPORT  25  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                     PRINCIPAL
                                                                                                       AMOUNT         VALUE
                                                                                                       (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

OHIO - 0.9% - (CONTINUED)
     State of Ohio PCR Bonds, Series 2001 (AMT),
         Ross Incineration Services Project (JPMorgan Chase Bank LOC),
         4.10%, 1/10/06                                                                              $    795       $    795
     Summit County IDR Bonds (AMT),
         Arch Aluminum & Glass Co., Inc. (Comerica Bank LOC),
         3.68%, 1/10/06                                                                                 4,000          4,000
     Warren County IDR Bonds,
         Series 2000 (AMT), PAC Manufacturing Project (Bank of America, N.A. LOC),
         3.85%, 1/3/06                                                                                  1,155          1,155
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      43,740
----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA - 1.5%
     Edmond EDA Student Housing Revenue VRDB,
         Series 2001A (Wachovia Bank, N.A. LOC),
         3.54%, 1/10/06                                                                                 2,200          2,200
     Garfield County Industrial Authority Revenue Bonds,
         Series A, Oklahoma Gas and Electric Co. Project (Oklahoma Gas and Electric Co. Gtd.),
         3.71%, 1/10/06                                                                                22,300         22,300
     Oklahoma Development Finance Authority VRDB, Series 2002C,
         Continuing Care Community (KBC Bank, N.A. LOC),
         3.80%, 1/3/06                                                                                    885            885
     Oklahoma Housing Finance Agency Single Family Revenue Bonds (AMT),
         Mortgage Draw Dawn (General Electric Capital Corp. GIC),
         3.73%, 1/10/06                                                                                26,583         26,583
     Tulsa Airports Improvement Variable Rate Certificates
         (MBIA Insured), (1)
         Series B1 (AMT),
         3.71%, 1/10/06                                                                                 4,735          4,735
         Series B2,
         3.66%, 1/10/06                                                                                14,190         14,190
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      70,893
----------------------------------------------------------------------------------------------------------------------------
OREGON - 2.2%
     Clackamas County Hospital Facility Authority VRDB,
         Willamette Series A-1 (Bank of New York LOC),
         3.54%, 1/10/06                                                                                 7,000          7,000
     Oregon Economic Development Revenue VRDB,
         Series 176 (AMT), Cascade Steel Rolling Mills Project (Wells Fargo Bank N.A. LOC),
         3.63%, 1/10/06                                                                                 7,700          7,700
     Oregon Health, Housing, Educational & Cultural Facilities Authority VRDB,
         Evangelical Lutheran Good Samaritan (U.S. Bank N.A. LOC),
         3.56%, 1/10/06                                                                                 3,050          3,050
     Oregon Housing and Community Services Department Revenue Notes (AMT),
         SFM Program,
         Series 2004R-4,
         2.55%, 3/15/06                                                                                25,000         25,000
         Series 2004S-2,
         2.55%, 3/15/06                                                                                 8,445          8,443


MONEY MARKET FUNDS  26  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT         VALUE
                                                                                                    (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

OREGON - 2.2% - (CONTINUED)
     Oregon State Facilities Authority VRDB,
         Series 2002A, Hazelden Springbrook Project (Allied Irish Bank LOC),
         3.54%, 1/10/06                                                                           $  3,700       $  3,700
     Oregon State Facilities Authority VRDB,
         Series 2005A, Quatama Crossing Project (FNMA LOC),
         3.52%, 1/10/06                                                                             17,310         17,310
     Oregon State Housing & Community Services Mortgage Department VRDB,
         Series 2004C (AMT), SFM Program,
         3.56%, 1/10/06                                                                              9,000          9,000
     State of Oregon Revenue Bonds,
         Series 181 (AMT), Oregon Metal Slitters, Inc. (KeyBank N.A. LOC),
         3.59%, 1/10/06                                                                              5,825          5,825
     Washington County Multifamily Housing Revenue Bonds,
         Series 1995 (AMT), Cedar Mills Project (Manufacturers and Traders Trust Co. LOC),
         3.53%, 1/10/06                                                                             15,900         15,900
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  102,928
-------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA - 3.2%
     Beaver County IDA Environmental Improvement Revenue Bonds,
         Series 1997 (AMT), BASF Corp. Project (BASF Corp. Gtd.),
         3.88%, 1/3/06                                                                              10,800         10,800
     Cumberland County Municipal Authority Revenue Bonds,
         Series 2002C, Wesley Affiliated Services Project (Lloyds TSB Bank LOC),
         3.53%, 1/10/06                                                                              5,600          5,600
     Emmaus General Authority Bond Pool Program
         Local Government Revenue Bonds (Depfa Bank PLC LOC),
         Series 1989D-24,
         3.60%, 1/10/06                                                                             10,000         10,000
         Series 1989D-25,
         3.60%, 1/10/06                                                                             10,000         10,000
         Series 1989F-21,
         3.60%, 1/10/06                                                                              8,800          8,800
         Series 1989F-22,
         3.60%, 1/10/06                                                                             24,900         24,900
         Series 1989H-20,
         3.60%, 1/10/06                                                                             14,900         14,900
     Pennsylvania Higher Education Assistance Agency Revenue Bonds,
         Student Loan Revenue Bonds, Series A (AMT) (AMBAC Insured),
         3.54%, 1/10/06                                                                             18,400         18,400
     Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding
         Bonds, Series 2003, Philadelphia Funding Program (AMBAC Insured),
         3.54%, 1/10/06                                                                             46,230         46,230
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  149,630
--------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA - 0.5%
     Cherokee County IDR VRDB,
         Series 1989 (AMT), Oshkosh Truck Corp. Project (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                              5,600          5,600
     Medical University Hospital Authority Revenue Bonds,
         Series 2005A-5, Austin Variable Certificates (MBIA Insured), (1)
         3.56%, 1/10/06                                                                             12,230         12,230

                         NORTHERN FUNDS QUARTERLY REPORT  27  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                   PRINCIPAL
                                                                                                     AMOUNT         VALUE
                                                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

SOUTH CAROLINA - 0.5% - (CONTINUED)
     Oconee County Pollution Center Revenue VRDB,
         Series 1993, Duke Energy Corp. (SunTrust Bank LOC),
         3.55%, 1/10/06                                                                            $    100       $    100
     South Carolina Jobs EDA Revenue VRDB,
         Series 2000 (AMT), Concept Packaging Group Project (Bank of America, N.A. LOC),
         3.65%, 1/10/06                                                                                 700            700
     South Carolina Jobs EDA Revenue VRDB,
         Series 2001 (AMT), Pharmaceutical Association Project (Wachovia Bank, N.A. LOC),
         3.62%, 1/10/06                                                                               2,550          2,550
     South Carolina Jobs EDA Revenue VRDB,
         Series 2002A, Wuref Development Project (Wachovia Bank, N.A. LOC),
         3.52%, 1/10/06                                                                               4,200          4,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    25,380
--------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA - 0.1%
     South Dakota Economic Development Finance Authority Revenue VRDB,
         Series 1996 (AMT), Hastings Filters, Inc. Project (Fifth Third Bank LOC),
         3.53%, 1/10/06                                                                               6,210          6,210
--------------------------------------------------------------------------------------------------------------------------
TENNESSEE - 4.5%
     Blount County Public Building Authority VRDB,
         Local Government Public Improvement Bonds (AMBAC Insured),
         Series 2004A-9-A,
         3.53%, 1/3/06                                                                                5,325          5,325
         Series 2004A-9-B,
         3.53%, 1/3/06                                                                                  700            700
     Blount County Public Building Authority VRDB,
         Series A-2-G, Local Public Improvement Bonds (AMBAC Insured),
         3.80%, 1/3/06                                                                                1,360          1,360
     Chattanooga IDB Lease Rent Revenue Bonds,
         Citicorp Eagle Trust Series 20004202 (AMBAC Insured), (1)
         3.56%, 1/10/06                                                                               6,000          6,000
     Clarksville Public Building Authority Revenue Bonds,
         Series 2004, Tennessee Municipal Bond Fund (Bank of America, N.A. LOC),
         3.75%, 1/3/06                                                                                  795            795
     Jackson City IDB Waste Facilities Revenue Bonds,
         Series 1995 (AMT), Florida Steel Corp. Project
         (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                               6,000          6,000
     Knox County Health, Educational and Housing Facilities Revenue Bonds,
         Series 2000, Volunteer Student Housing Project (Allied Irish Bank LOC),
         3.52%, 1/10/06                                                                              19,945         19,945
     Loudon IDR VRDB, Series 2002 (AMT),
         Continental Carbonic Products (JPMorgan Chase Bank LOC),
         3.73%, 1/10/06                                                                               3,000          3,000
     Memphis-Shelby County Airport Authority,
         Series 1999C (AMT), Wachovia MERLOTS (AMBAC Insured), (1)
         3.59%, 1/10/06                                                                              14,815         14,815


MONEY MARKET FUNDS  28  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                   PRINCIPAL
                                                                                                     AMOUNT        VALUE
                                                                                                     (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

TENNESSEE - 4.5% - (CONTINUED)
     Metropolitan Government Nashville and Davidson Counties Electric Revenue Bonds,
         Citicorp Eagle Trust Series 984201, (1)
         3.56%, 1/10/06                                                                            $ 13,705       $ 13,705
     Metropolitan Government Nashville and Davidson Counties Revenue Bonds
         (Ascension Health Gtd.),
         Series 2001B1,
         2.85%, 8/1/06                                                                                5,000          5,000
         Series 2001B2,
         2.30%, 1/4/06                                                                               20,000         20,000
     Metropolitan Nashville Airport Authority Revenue Bonds,
         Series 2003 (AMT), Passenger Facility Charge (SunTrust Bank LOC),
         3.60%, 1/10/06                                                                               6,425          6,425
     Metropolitan Nashville & Nashville Health and Educational Service VRDB,
         Series 1996A, Adventist Health System (SunTrust Bank LOC),
         3.53%, 1/10/06                                                                               3,960          3,960
     Nashville & Davidson Counties Housing Revenue Bonds,
         Series 1995A (AMT), Old Hickory Towers Project (Wachovia Bank N.A. LOC),
         3.62%, 1/10/06                                                                               3,596          3,596
     Rutherford County IDB VRDB,
         Series 1999A (AMT), Tennessee Farmers Co-Op Project
         (Amsouth Bank of Birmingham LOC),
         3.60%, 1/10/06                                                                               2,110          2,110
     Sevier County Public Building Authority,
         Local Government Improvement Revenue Bonds (FSA Corp. Insured),
         Series 1999 IV-A-2,
         3.80%, 1/3/06                                                                                2,500          2,500
         Series 2000 IV-B-8,
         3.80%, 1/3/06                                                                                  430            430
         Series 2000 IV-C1,
         3.80%, 1/3/06                                                                                1,700          1,700
     Sevier County Public Building Authority,
         Local Government Public Improvement Revenue Bonds (AMBAC Insured),
         Series 2000 IV-D-1,
         3.80%, 1/3/06                                                                                8,225          8,225
         Series 2000 IV-F-1,
         3.80%, 1/3/06                                                                                2,505          2,505
     Shelby County Health, Educational and Housing Facilities Board VRDB,
         Memphis University School Project (SunTrust Bank LOC),
         3.54%, 1/10/06                                                                               4,400          4,400
     Shelby County Health, Educational and Housing Facilities Board VRDB,
         Series 2001, Youth Villages (Allied Irish Bank LOC),
         3.55%, 1/10/06                                                                               2,000          2,000
     Sullivan County Health and Educational and Housing Facilities Board Revenue Bonds,
         Wellmont Health Systems Project (Bank of America N.A. LOC),
         3.55%, 1/10/06                                                                              18,120         18,120
     Tennessee Housing Development Agency Revenue Bonds (AMT),
         Clipper Tax-Exempt Series 2005-10, (1)
         3.63%, 1/10/06                                                                              47,730         47,730

                         NORTHERN FUNDS QUARTERLY REPORT  29  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT         VALUE
                                                                                                    (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

TENNESSEE - 4.5% - (CONTINUED)
     Volunteer Student Funding Corp. Student Loan Revenue Bonds,
         Series 1988 A-1 A-2 (AMT) (State Street Bank & Trust LOC),
         3.60%, 1/10/06                                                                           $  7,600       $  7,600
     Wilson County IDB IDR Bonds,
         Series 1995 (AMT), Perma Pipe, Inc. Project (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                              3,050          3,050
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  210,996
-------------------------------------------------------------------------------------------------------------------------
TEXAS - 17.0%
     Aldine Independent School District G.O. Refunding Bonds,
         Soc Gen Municipal Trust Receipts Series 1997 SGB29 (PSF of Texas Gtd.), (1)
         3.56%, 1/10/06                                                                              8,950          8,950
     Bastrop Independent School District G.O., Series 1997,
         Soc Gen Municipal Securities Trust Receipts Series SGB37 (PSF of Texas Gtd.), (1)
         3.56%, 1/10/06                                                                             18,870         18,870
     Bexar County Housing Finance Corp. VRDB (AMT),
         Primrose Jefferson Plaza (Bank of America, N.A. LOC),
         3.68%, 1/10/06                                                                             12,760         12,760
     Bexar County Housing Finance Corp. VRDB,
         Series 2004 (AMT), Rosemont at Acme Apartments Project (Wachovia Bank, N.A. LOC),
         3.60%, 1/10/06                                                                              6,750          6,750
     Bexar County Revenue Bonds,
         Series 2001-3, State Street Clipper Trust (MBIA Insured), (1) (2)
         2.82%, 3/9/06                                                                              11,980         11,980
     Brazos River Harbor District Revenue Bonds,
         Series 1996 (AMT), BASF Corp. Project (BASF Corp. Gtd.),
         3.88%, 1/3/06                                                                              25,000         25,000
     Brazos River Harbor Naval District VRDB,
         Series 2002 (AMT), BASF Corp. Project (BASF Corp. Gtd.),
         3.66%, 1/10/06                                                                              5,000          5,000
     Brazos River Texas PCR Bonds,
         Series 2001D-1 (AMT), TXU Electric Co. Project (Wachovia Corp., LOC),
         3.56%, 1/10/06                                                                             30,800         30,800
     Calhoun County Navigation District Revenue Bonds,
         Formosa Plastic Corp.
         (Bank of America, N.A. LOC),
         3.56%, 1/10/06                                                                             21,900         21,900
     Calhoun County Navigation District VRDB, Series 2004 (AMT),
         Formosa Plastic Corp. (Wachovia Bank, N.A. LOC),
         3.57%, 1/10/06                                                                              6,890          6,890
     Comal Independent School District,
         ABN AMRO Munitops Certificates Series 1999-9 (PSF of Texas Gtd.), (1)
         3.42%, 1/10/06                                                                              1,800          1,800
     Cypress-Fairbanks Independent School District,
         Citicorp Eagle Trust,
         Series 20004304 (PSF of Texas Gtd.), (1)
         3.56%, 1/10/06                                                                              7,640          7,640


MONEY MARKET FUNDS  30  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT          VALUE
                                                                                                      (000S)          (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

TEXAS - 17.0% - (CONTINUED)
     Cypress-Fairbanks Independent School District,
         Wachovia MERLOTS Series 2001A129, (1) (2)
         2.83%, 7/12/06                                                                             $ 29,340        $ 29,340
     Dallas Fort Worth Airport Revenue Bonds,
         Series 1999 (AMT), Flight Safety Project (OBH, Inc. Gtd.),
         3.55%, 1/10/06                                                                               10,000          10,000
     Dallas Fort Worth Regional Airport Revenue Refunding Bonds,
         Series 1995, Soc Gen Municipal Trust SGB5 (FGIC Insured), (1)
         3.56%, 1/10/06                                                                               13,310          13,310
     Dallas G.O. Refunding Bonds, Series 1998,
         Morgan Stanley Floating Rate Trust Certificates Series 93, (1)
         3.55%, 1/10/06                                                                                3,400           3,400
     Dallas HFA Multifamily Revenue Bonds (AMT),
         Southern Terrace Apartments (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                                7,740           7,740
     Denton Independent School District Variable Rate Certificates,
         Series 2004C, Piper Jaffray Funding LLC (PSF of Texas Gtd.), (1)
         3.57%, 1/10/06                                                                               12,705          12,705
     El Paso City Housing Financing Corp. Housing Revenue Bonds,
         Series 1993 (AMT), Viva Apartments Project (Bank of America N.A. LOC), (1)
         3.68%, 1/10/06                                                                               11,685          11,685
     El Paso Housing Finance Corp. SFM Revenue Bonds,
         Series 2001E, (1)
         3.59%, 1/10/06                                                                                8,995           8,995
     Gulf Coast Waste Disposal Authority Revenue Bonds,
         Series 1999 (AMT), Air Products & Chemicals Project (Air Products & Chemicals Gtd.),
         3.65%, 1/10/06                                                                                7,000           7,000
     Gulf Coast Waste Disposal Authority Revenue Bonds,
         Series 2001 (AMT), American Acrylic Project (JPMorgan Chase Bank LOC),
         3.60%, 1/10/06                                                                               25,000          25,000
     Gulf Coast Waste Disposal Authority Revenue Bonds,
         Series 2004A (AMT), Waste Management Project (JPMorgan Chase Bank LOC),
         3.60%, 1/10/06                                                                                4,500           4,500
     Haltom Industrial Development Corp. Revenue Bonds,
         Series 1995 (AMT), Molded Products Co. Project (Bank of America, N.A. LOC),
         3.56%, 1/10/06                                                                                2,000           2,000
     Harris County Development Corp. IDR Bonds,
         Series 2000 (AMT), North American Galvanizing (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                                3,225           3,225
     Harris County Health Facilities Development Corp. Revenue Bonds,
         Wachovia MERLOTS Series 2001-A87 (U.S. Treasuries Escrowed), (1)
         3.54%, 1/10/06                                                                                2,810           2,810
     Harris County Industrial Development Corp. Solid Waste Disposal VRDB,
         Series 2004A (AMT), Deer Park Refining (Deer Park Refining Gtd.),
         3.85%, 1/3/06                                                                                50,100          50,100
     Houston Housing Finance Corp. Revenue Bonds,
         Series 2004 (AMT), Mayfair Park Apartments (FNMA LOC),
         3.60%, 1/10/06                                                                                3,000           3,000

                         NORTHERN FUNDS QUARTERLY REPORT  31  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                PRINCIPAL
                                                                                                  AMOUNT          VALUE
                                                                                                  (000S)          (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

TEXAS- 17.0% - (CONTINUED)
     Houston Independent School District VRDB,
         Series 2004, Schoolhouse Project (PSF of Texas Gtd.),
         2.77%, 6/14/06                                                                         $  14,000        $  14,000
     Irving Independent School District VRDB,
         Series 2004A (PSF of Texas Gtd.),
         2.85%, 8/1/06                                                                             15,000           15,000
     Keller Independent School District,
         ABN AMRO Munitops Series 2001-26 (PSF of Texas Gtd.), (1)
         3.44%, 1/10/06                                                                             6,350            6,350
     La Marque Independent School District G.O.,
         Series 2003, Smith Barney ROCS 1058 (PSF of Texas Gtd.), (1)
         3.56%, 1/10/06                                                                             8,135            8,135
     Leander Independent School District G.O.,
         ABN AMRO Munitops Series 2002-16 (PSF of Texas Gtd.), (1)
         3.44%, 1/10/06                                                                             5,500            5,500
     Northside Independent School District School Building Bonds,
         Series 2002A, ABN AMRO Munitops 2003-28 (PSF of Texas Gtd.), (1)
         3.44%, 1/10/06                                                                             9,870            9,870
     Nueces River Authority Water Supply,
         Eagle Trust Series 97430, Corpus Christi Lake Project (FSA Corp. Insured), (1)
         3.56%, 1/10/06                                                                            16,600           16,600
     Port Arthur Navigation District Industrial Development Corp. VRDB (AMT),
         Air Products & Chemicals, Inc. (Air Products & Chemicals, Inc. Gtd.),
         3.65%, 1/10/06                                                                            22,500           22,500
     Port Arthur Navigation District Revenue Bonds,
         Series 1998 (AMT), BASF Corp. Project (BASF Corp. Gtd.),
         3.88%, 1/3/06                                                                              5,000            5,000
     Richmond Higher Education Corp. VRDB,
         Series 2003A, Bayou University Project (AMBAC Insured),
         3.54%, 1/10/06                                                                             6,300            6,300
     San Antonio Convention Center Hotel Financing Corp. Contract Revenue Bonds (AMT),
         Citigroup ROCS RR-II-R-363 (AMBAC Insured), (1)
         3.60%, 1/10/06                                                                             5,925            5,925
     San Antonio Convention Center Hotel Financing Corp. Contract Revenue Bonds (AMT),
         Citigroup ROCS RR-II-R-435 (AMBAC Insured), (1)
         3.60%, 1/10/06                                                                            33,745           33,745
     San Antonio Empowerment Zone Development Corp. VRDB,
         Series 2005 (AMT), Drury Southwest Hotel Project (U.S. Bank N.A. LOC),
         3.60%, 1/10/06                                                                             5,475            5,475
     San Antonio Independent School District G.O., Series 2001B,
         ABN AMRO Munitops 2001-29 (PSF of Texas Gtd.), (1)
         3.44%, 1/10/06                                                                            19,995           19,995
     San Antonio Multifamily Housing Revenue Bonds, Series 2002 (AMT),
         Roaring Fork Series 2002-10 (GNMA Gtd.), (1)
         3.66%, 1/10/06                                                                             7,185            7,185
     State of Texas TRANS,
         Series 2005,
         4.50%, 8/31/06                                                                           190,500          192,255

MONEY MARKET FUNDS  32  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT         VALUE
                                                                                                    (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

TEXAS - 17.0% - (CONTINUED)
     Tarrant County Health Facilities Development Corp. VRDB,
         Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC),
         3.53%, 1/10/06                                                                           $  5,140       $  5,140
     Tarrant County Housing Finance Corp. Multifamily Revenue Bonds,
         Merrill Lynch P-Floats Series PT-473 (FHLMC Gtd.), (1)
         3.56%, 1/10/06                                                                              5,755          5,755
     Tarrant County Housing Finance Corp. Revenue Bonds,
         Merrill Lynch P-Floats Series 3169 (AMT) (Merrill Lynch & Co., Inc. Gtd.), (1)
         3.64%, 1/10/06                                                                              7,120          7,120
     Tarrant County Housing Finance Corp. Revenue Bonds,
         Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),
         3.54%, 1/10/06                                                                              8,700          8,700
     Texas City Industrial Development Corp.,
         Wachovia MERLOTS Series 2000-A34, Arco Pipeline Project (BP PLC Gtd.), (1)
         3.54%, 1/10/06                                                                              3,900          3,900
     Texas State Department of Housing and Community Affairs (AMT),
         Merrill Lynch P-Floats Series PT-1868, Hickory Trace Apartments Project
         (Merrill Lynch & Co., Inc. Gtd.), (1)
         3.64%, 1/10/06                                                                              3,935          3,935
     Texas State Department of Housing and Community Affairs Residential Mortgage
         Revenue Bonds, Series B (AMT), State Street Clipper Trust 2001-1, (1) (2)
         2.87%, 3/9/06                                                                               9,254          9,254
     Texas State Department of Housing and Community Affairs Revenue Bonds (AMT),
         Merrill Lynch P-Floats Series PT-2507, Ironwood Crossing Apartments Project
         (Merrill Lynch & Co., Inc. Gtd.), (1)
         3.64%, 1/10/06                                                                              7,500          7,500
     Texas State Department of Housing and Community Affairs VRDB,
         Series 2003, NHP Foundation, Asmara Project (FHLMC LOC),
         3.58%, 1/10/06                                                                             12,665         12,665
     Texas University Revenue Bonds, Series 2003B,
         Wachovia MERLOTS Series 2003-B14, (1)
         3.54%, 1/10/06                                                                              7,790          7,790
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  798,744
-------------------------------------------------------------------------------------------------------------------------
UTAH - 2.6%
     Intermountain Power Agency Supply Revenue,
         Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1)
         3.56%, 1/10/06                                                                              4,800          4,800
     Murray City Hospital VRDB,
         Series C, IHC Health Services Project,
         3.58%, 1/10/06                                                                             21,000         21,000
     Salt Lake City Special Facilities VRDB, Series 2000 (AMT),
         Delta Air Lines, Inc. Project (General Electric Capital Corp. LOC),
         3.63%, 1/10/06                                                                             23,510         23,510
     St. George Housing VRDB,
         OK Foundation Project (FNMA Gtd.),
         3.53%, 1/10/06                                                                             24,640         24,640

                         NORTHERN FUNDS QUARTERLY REPORT  33  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT        VALUE
                                                                                                    (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

UTAH - 2.6% - (CONTINUED)
     Utah Associated Municipal Power System Revenue Bonds,
         Citigroup ROCS Series RR II R 2016 (FSA Corp. Insured), (1)
         3.56%, 1/10/06                                                                           $  5,230       $  5,230
     Utah Water Finance Agency Revenue VRDB
         (AMBAC Insured),
         Series 2002A2,
         3.58%, 1/10/06                                                                              1,800          1,800
         Series 2002A5,
         3.55%, 1/10/06                                                                              5,850          5,850
         Series 2003A7,
         3.58%, 1/10/06                                                                              8,600          8,600
         Series 2004A9,
         3.55%, 1/10/06                                                                             15,000         15,000
         Series 2005A13,
         3.55%, 1/10/06                                                                             10,000         10,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  120,430
-------------------------------------------------------------------------------------------------------------------------
VIRGINIA - 1.4%
     Alexandria IDA VRDB,
         Series 2005, Institute of Defense (AMBAC Insured),
         3.53%, 1/10/06                                                                             15,000         15,000
     Botetourt County IDA VRDB (AMT),
         Valley Forge Co. Project (Harris N.A. LOC),
         3.53%, 1/10/06                                                                              1,900          1,900
     Chesterfield County IDA VRDB, Series 2002A,
         Virginia State University Real Estate Project (Bank of America, N.A. LOC),
         3.50%, 1/10/06                                                                              2,350          2,350
     Emporia City IDA IDR Bonds,
         Series 1999 (AMT) (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                              1,860          1,860
     Fairfax County Educational Facilities Revenue Bonds,
         Series 2003, The Madeira School (Bank of America, N.A. LOC),
         3.55%, 1/10/06                                                                             18,600         18,600
     University of Virginia Rector & Visitors Revenue Bonds,
         Series 2003, Wachovia MERLOTS Series 2003-B31, (1)
         3.54%, 1/10/06                                                                              3,575          3,575
     Virginia State Housing Development Authority VRDB, Series 2005D (AMT),
         Morgan Keegan Municipal Products, Inc. Various States, (1)
         3.61%, 1/10/06                                                                             20,000         20,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   63,285
-------------------------------------------------------------------------------------------------------------------------
WASHINGTON - 4.7%
     Bremerton County Revenue Bonds, Series 2003,
         Kitsap Regional Conference Center Parking (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                              2,500          2,500
     Chelan County Public Utilities District (AMT),
         Wachovia MERLOTS Series 2000-R, (1)
         3.59%, 1/10/06                                                                             10,000         10,000

MONEY MARKET FUNDS  34  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                   PRINCIPAL
                                                                                                     AMOUNT         VALUE
                                                                                                     (000S)         (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

WASHINGTON - 4.7% - (CONTINUED)
     King County Housing Authority VRDN (AMT),
         Overlake Todd Project (Bank of America, N.A. LOC),
         Series 2000,
         3.60%, 1/10/06                                                                            $  5,785       $  5,785
         Series 2001B,
         3.60%, 1/10/06                                                                               4,000          4,000
     Seattle Light and Power Revenue Bonds
         (FSA Corp. Insured), (1)
         Smith Barney ROCS II-R Series 47,
         3.56%, 1/10/06                                                                              17,920         17,920
     Smith Barney ROCS II-R Series 48,
         3.56%, 1/10/06                                                                               5,995          5,995
     Washington Economic Development Finance Authority VRDB,
         Series 2000C (AMT), American Millwork Project (KeyBank, N.A. LOC),
         3.65%, 1/10/06                                                                               3,715          3,715
     Washington Economic Development Finance Authority VRDB,
         Series 2002E (AMT), Waste Management, Inc. Project (JPMorgan Chase Bank LOC),
         3.60%, 1/10/06                                                                               5,000          5,000
     Washington State Finance Commission VRDB,
         Series 2000A (AMT), Carlyle Care Center Project (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                                3,055          3,055
     Washington State G.O. Refunding Bonds,
         Citicorp Eagle Trust Series 1993C, (1)
         3.56%, 1/10/06                                                                               4,148          4,148
     Washington State G.O. Various Purpose Bonds, Series 2000B,
         Citicorp Eagle Trust Series 20004701, (1)
         3.56%, 1/10/06                                                                              10,365         10,365
     Washington State G.O.,
         Wachovia MERLOTS Series 2001-A54, (1)
         3.54%, 1/10/06                                                                               4,105          4,105
     Washington State Higher Education Facilities VRDB,
         Series 2003A, Cornish College of Arts Project (Bank of America, N.A. LOC),
         3.55%, 1/10/06                                                                               2,100          2,100
     Washington State Housing Finance Commission Multifamily Revenue VRDB (AMT),
         New Haven Apartments Project (U.S. Bank, N.A. LOC),
         3.63%, 1/10/06                                                                              10,000         10,000
     Washington State Housing Finance Commission Multifamily Revenue VRDB,
         Series 1994 (AMT), Arbors on the Park Project (Bank of America N.A. LOC),
         3.68%, 1/10/06                                                                               8,450          8,450
     Washington State Housing Finance Commission Multifamily Revenue VRDB,
         Series 1999A (AMT), Mill Pointe Apartments Project (U.S. Bank, N.A. LOC),
         3.85%, 1/3/06                                                                                6,725          6,725
     Washington State Housing Finance Commission Multifamily Revenue VRDB,
         Series 2001 (AMT), Springfield Meadows Apartments Project (U.S. Bank N.A. LOC),
         3.85%, 1/3/06                                                                                8,050          8,050
     Washington State Housing Finance Commission Multifamily Revenue VRDB,
         Series 2001A (AMT), Monticello Park Project (FNMA Gtd.),
         3.60%, 1/10/06                                                                               6,285          6,285


                         NORTHERN FUNDS QUARTERLY REPORT  35  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                   PRINCIPAL
                                                                                                     AMOUNT        VALUE
                                                                                                     (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

WASHINGTON - 4.7% - (CONTINUED)
     Washington State Housing Finance Commission Multifamily Revenue VRDB,
         Series 2004 (AMT), Ballinger Court Senior Apartments Project (FNMA Gtd.),
         3.60%, 1/10/06                                                                            $  4,640       $  4,640
     Washington State Housing Finance Commission Multifamily Revenue VRDB,
         Series 2004 (AMT), Rolling Hills Apartments Project (Bank of America, N.A. LOC),
         3.80%, 1/3/06                                                                                6,125          6,125
     Washington State Housing Finance Commission Multifamily Revenue VRDB,
         Series 2004A (AMT), Terrace Senior Apartments Project (FNMA Gtd.),
         3.60%, 1/10/06                                                                               8,520          8,520
     Washington State Housing Finance Commission Multifamily Revenue VRDB,
         Series 2005A, Scenic Vista Apartments Project (Bank of America N.A. LOC),
         3.63%, 1/10/06                                                                               5,734          5,734
     Washington State Housing Finance Commission Nonprofit Revenue VRDB,
         Series 2000, University Prep Academy Project (Bank of America, N.A. LOC),
         3.60%, 1/10/06                                                                               4,200          4,200
     Washington State Housing Finance Commission Revenue Bonds,
         Series 2003A (AMT), Auburn Meadows Project (Wells Fargo Bank, N.A. LOC),
         3.80%, 1/3/06                                                                                6,020          6,020
     Washington State Housing Finance Commission VRDB (AMT),
         Rosemont Apartments Project (BNP Paribas LOC),
         3.83%, 1/3/06                                                                                2,890          2,890
     Washington State Housing Finance Commission VRDB,
         Series 1994 (AMT), Canyon Lakes II Project (Wells Fargo Bank, N.A. LOC),
         3.57%, 1/10/06                                                                               6,410          6,410
     Washington State Housing Finance Commission VRDB, Series 2002A (AMT),
         Bridgewood Four Seasons (FNMA Gtd.),
         3.65%, 1/10/06                                                                               5,860          5,860
     Washington State Housing Finance Commission VRDB,
         Series 2002A (AMT), Heatherwood Apartments (U.S. Bank N.A. LOC),
         3.85%, 1/3/06                                                                                5,520          5,520
     Washington State Housing Finance Commission VRDB,
         Series 2003, Emerald Heights Project (Bank of America N.A. LOC),
         3.72%, 1/3/06                                                                                1,135          1,135
     Washington State Housing Finance Commission VRDB,
         Series 2003A (AMT), Woodland Retirement Project (Wells Fargo Bank, N.A. LOC),
         3.69%, 1/3/06                                                                                3,425          3,425
     Washington State Housing Finance Commission VRDB,
         Series 2004A (AMT), Silver Creek Retirement Project (Wells Fargo Bank, N.A. LOC),
         3.69%, 1/3/06                                                                                7,140          7,140
     Washington State Motor Vehicle Fuel Tax G.O., Series 2005B,
         ABN AMRO Munitops Certificates Series 2005-51 (FSA Corp. Insured), (1)
         3.56%, 1/10/06                                                                              13,040         13,040
     Washington State, Series 2004D,
         ABN AMRO Munitops 2004-13 (AMBAC Insured), (1)
         3.56%, 1/10/06                                                                              15,000         15,000


MONEY MARKET FUNDS  36  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT        VALUE
                                                                                                    (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

WASHINGTON - 4.7% - (CONTINUED)
     Washington State, Series 2003,
         Association of Community & Migrant Health Centers (U.S. Bank, N.A. LOC),
         3.60%, 1/10/06                                                                           $  4,955       $  4,955
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  218,812
-------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA - 0.5%
     Cabell County Revenue VRDB,
         Series 2001, Huntington YMCA (JPMorgan Chase Bank LOC),
         3.65%, 1/10/06                                                                              3,280          3,280
     Marion County Solid Waste Disposal Revenue VRDB,
         Series 1990B (AMT), Granttown Project (National Westminster Bank LOC),
         3.47%, 1/10/06                                                                              2,600          2,600
     Monongalia County Building Commission Revenue Bonds,
         Series 2005B, Monongalia General Hospital Project (JPMorgan Chase Bank LOC),
         3.53%, 1/10/06                                                                             13,570         13,570
     West Virginia EDA IDR Bonds,
         Series 1999 (AMT), Rubberlite, Inc. Project (JPMorgan Chase Bank LOC),
         3.68%, 1/10/06                                                                              3,345          3,345
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   22,795
-------------------------------------------------------------------------------------------------------------------------
WISCONSIN - 2.2%
     Germantown IDR Bonds, Series 1996 (AMT),
         Great Lakes Packaging Corp. (Marshall & Ilsley Bank LOC),
         3.58%, 1/10/06                                                                              1,910          1,910
     Madison Metropolitan School District TRANS,
         4.00%, 9/8/06                                                                               4,000          4,029
     Marshfield City IDR VRDB, Series 2001 (AMT),
         Wick Building Systems, Inc. Project (JPMorgan Chase Bank LOC),
         3.61%, 1/10/06                                                                              4,025          4,025
     Mequon IDR Bonds,
         Series 2001A (AMT), Gateway Plastic (JPMorgan Chase Bank LOC),
         3.80%, 1/10/06                                                                              1,000          1,000
     Milwaukee IDR VRDB, Series 2001 (AMT),
         R & B Wagner (JPMorgan Chase Bank LOC),
         3.61%, 1/10/06                                                                              4,205          4,205
     Milwaukee Redevelopment Authority VRDB, Series 2005,
         University of Wisconsin Kenilworth Project (Depfa Bank PLC LOC),
         3.53%, 1/10/06                                                                             10,235         10,235
     Oostburg IDR VRDB,
         Series 2002 (AMT), Dutchland Plastics Corp. (U.S. Bank N.A. LOC),
         3.65%, 1/10/06                                                                              2,320          2,320
     Wisconsin Health and Educational Facilities Authority Revenue Bonds,
         Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC),
         3.80%, 1/3/06                                                                               1,400          1,400
     Wisconsin Health and Educational Facilities Authority Revenue Bonds,
         Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC),
         3.57%, 1/10/06                                                                              3,600          3,600
     Wisconsin Health and Educational Facilities Revenue Bonds,
         St. Joseph Community Hospital (Marshall & Ilsley Bank LOC),
         3.56%, 1/10/06                                                                              6,915          6,915

                         NORTHERN FUNDS QUARTERLY REPORT  37  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT        VALUE
                                                                                                    (000S)        (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

WISCONSIN - 2.2% - (CONTINUED)
     Wisconsin Health and Educational Facilities Authority VRDB,
         Series 2001, Riverview Hospital Association (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                            $  4,745       $  4,745
     Wisconsin Health and Educational Facilities VRDB,
         Pooled Financing Program (Marshall & Ilsley Bank LOC),
         Series 2002C,
         3.66%, 1/10/06                                                                              1,800          1,800
         Series 2002D,
         3.66%, 1/10/06                                                                              2,015          2,015
         Series 2002G,
         3.66%, 1/10/06                                                                              1,150          1,150
     Wisconsin Health and Educational Facilities VRDB,
         Series 2001, Lutheran College (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                              20,500         20,500
     Wisconsin Health and Educational Facilities VRDB,
         Series 2002A, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC),
         3.80%, 1/3/06                                                                               5,025          5,025
     Wisconsin Health and Higher Educational Facilities Revenue Bonds, Series 1997,
         Froedtert Memorial Lutheran Hospital Trust (Marshall & Ilsley Bank LOC),
         3.56%, 1/10/06                                                                             13,055         13,055
     Wisconsin Housing EDA Revenue Bonds (AMT),
         Merrill Lynch P-Floats 1331, (1)
         3.60%, 1/10/06                                                                              3,040          3,040
     Wisconsin State Health and Educational Facilities Revenue Bonds,
         Series 2003, Mercy Health Systems (Marshall & Ilsley Bank LOC),
         3.56%, 1/10/06                                                                              7,265          7,265
     Wisconsin State Health and Educational Facilities Authority VRDB,
         Series 2005, National Regency New Berlin Project (Marshall & Ilsley Bank LOC),
         3.80%, 1/3/06                                                                               6,990          6,990
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  105,224
-------------------------------------------------------------------------------------------------------------------------
WYOMING - 0.4%
     Green River PCR VRDB, Series 1992 (AMT),
         Rhone-Poulene, Inc. Project (Comerica Bank LOC),
         3.78%, 1/10/06                                                                             10,800         10,800
     Sweetwater County Environmental Improvement Revenue Bonds,
         Series 1995 (AMT), PacifiCorp Project (Barclays Bank PLC LOC),
         3.75%, 1/3/06                                                                               5,550          5,550
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   16,350
-------------------------------------------------------------------------------------------------------------------------
MULTIPLE STATES POOLED SECURITIES - 3.4%
     Charter Mac Floater Certificates,
         Series 2001 (AMT), National-2 (MBIA Insured), (1)
         3.58%, 1/10/06                                                                             20,000         20,000
     Charter Mac Floater Certificates Trust I,
         Series 2000 (AMT) (MBIA Insured), (1)
         3.58%, 1/10/06                                                                              3,800          3,800


MONEY MARKET FUNDS  38  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


                                                                                             PRINCIPAL
                                                                                               AMOUNT               VALUE
                                                                                               (000S)               (000S)
MUNICIPAL INVESTMENTS - 101.4% - CONTINUED

MULTIPLE STATES POOLED SECURITIES - 3.4% - (CONTINUED)
     Charter Mac Low Floater Certificates Trust I,
         Series 2002 (AMT), National-3 (MBIA Insured), (1)
         3.58%, 1/10/06                                                                      $    15,000        $    15,000
     Clipper Tax-Exempt Certificates,
         Multistate Tax-Exempt Certificates, (1)
         Series 1998A,
         3.63%, 1/10/06                                                                           29,660             29,660
         Series 1999-3 (AMT),
         3.71%, 1/10/06                                                                           18,133             18,133
     National FHLMC Multifamily Variable Rate Certificates,
         Series M002 Class A (AMT) (FHLMC LOC),
         3.66%, 1/10/06                                                                           26,774             26,774
     National FHLMC Multifamily Variable Rate Certificates,
         Series M008 Class A (AMT) (FHLMC LOC),
         3.66%, 1/10/06                                                                           10,744             10,744
     SunAmerica Pooled Multifamily,
         Series 2001-2A (AMT) (FHLMC Gtd.), (1)
         3.60%, 1/10/06                                                                           35,365             35,365
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    159,476
---------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $4,747,633)                                                                     4,747,633
---------------------------------------------------------------------------------------------------------------------------



                                                                                               NUMBER OF            VALUE
                                                                                                SHARES              (000S)
INVESTMENT COMPANIES - 0.0%
     AIM Tax-Exempt Cash Fund                                                                    577,461                577
     Dreyfus Tax-Exempt Cash Management Fund                                                      61,897                 62
     Merrill Lynch Institutional Tax-Exempt Fund                                                 285,000                285
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (COST $924)                                                                                  924
---------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 101.4% (COST $4,748,557) (3)                                                                  4,748,557
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.4)%                                                                              (64,828)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                               4,683,729
---------------------------------------------------------------------------------------------------------------------------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                         NORTHERN FUNDS QUARTERLY REPORT  39  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     SCHEDULE OF INVESTMENTS
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


(2) Restricted security has been deemed illiquid. At December 31, 2005, the value of these restricted illiquid securities amounted to approximately $50,574,000 or 1.1% of net assets. Additional information on each holdings is as follows:


                                                                                                                      ACQUISITION
                                                                                                        ACQUISITION      COST
SECURITY                                                                                                   DATE         (000S)
    Bexar County Revenue Bonds, (TX)
        2.82%, 3/9/06                                                                                    3/11/04        $12,950
    Cypress-Fairbanks Independent School District, (TX)
        2.83%, 7/12/06                                                                                   7/13/05         29,340
    Texas State Department of Housing and
    Community Affairs Residential Mortgage Revenue Bonds, (TX)
        2.87%, 3/9/06                                                                                     2/1/01          6,000


(3)  The cost for federal income tax purposes was $4,748,557.

At December 31, 2005, the industry sectors for the Municipal Money Market Fund were: were diversified as follows:


INDUSTRY SECTOR                                                                                              % OF NET ASSETS
Administration of Environment & Housing & Real Estate                                                               6.7%
Air Transportation                                                                                                  6.6
Air, Water Services & Solid Waste Management                                                                        7.1
Educational Services                                                                                                8.2
Executive, Legislative & General Government                                                                        20.5
General Medical & Surgical, Nursing and Personal Care                                                               6.9
Health Services and Residential Care                                                                                5.5
Urban & Community Development, Housing Programs & Social Services                                                  16.8
All other sectors less than 5%                                                                                     21.7
-----------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                             100.0%


MONEY MARKET FUNDS  40  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

     ABBREVIATIONS AND OTHER INFORMATION
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS


AMBAC        American Municipal Bond Assurance Corporation

AMT          Alternative Minimum Tax

COP          Certificate of Participation

CP           Commercial Paper

EDA          Economic Development Authority

FGIC         Financial Guaranty Insurance Corporation

FHLB         Federal Home Loan Bank

FHLMC        Freddie Mac

FNMA         Fannie Mae

FSA          Financial Security Assurance

GIC          Guaranteed Investment Contract

GNMA         Government National Mortgage Association

G.O.         General Obligation

Gtd.         Guaranteed

HFA          Housing Finance Authority

IDA          Industrial Development Authority

IDB          Industrial Development Board

IDR          Industrial Development Revenue

LOC          Letter of Credit

MBIA         Municipal Bond Insurance Association

                         NORTHERN FUNDS QUARTERLY REPORT  41  MONEY MARKET FUNDS

MONEY MARKET FUNDS

     ABBREVIATIONS AND OTHER INFORMATION
     MUNICIPAL MONEY MARKET FUND (CONTINUED)
     DECEMBER 31, 2005 (UNAUDITED)


MERLOTS            Municipal Exempt Receipts Liquidity Optional Tender

PCR                Pollution Control Revenue

P-Floats           Puttable Floating Rate Security

PCR                Pollution Control Revenue

PSF                Permanent School Fund

RAN                Revenue Anticipation Note

ROCS               Reset Option Certificates

SFM                Single Family Mortgage

SGB                Societe Generale Bank

Soc Gen            Societe Generale

TANS               Tax Anticipation Notes

TOB                Tender Option Bond

TRANS              Tax and Revenue Anticipation Notes

TRB                Tax Revenue Bonds

TSB                Trustee Savings Bank

VRDB               Variable Rate Demand Bonds

VRDN               Variable Rate Demand Notes


MONEY MARKET FUNDS  42  NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS
   U.S. GOVERNMENT MONEY MARKET FUND
   DECEMBER 31, 2005 (UNAUDITED)

                                               PRINCIPAL
                                                 AMOUNT      VALUE
                                                 (000S)      (000S)
U.S. GOVERNMENT AGENCIES - 66.7% (1)

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 35.1%
   FNMA Discount Notes,
     3.90%, 2/1/06                            $   25,000  $   24,916
     4.05%, 2/1/06                                13,438      13,391
     4.20%, 2/15/06                                1,550       1,542
     4.26%, 3/1/06                                50,000      49,651
     4.26%, 3/15/06                               24,850      24,635
     3.95%, 3/22/06                                2,457       2,435
     4.10%, 3/31/06                                2,328       2,304
     4.41%, 4/3/06                                10,744      10,626
     4.11%, 4/5/06                                 4,233       4,188
     4.37%, 5/31/06                                5,000       4,909
   FNMA FRN,
     4.21%, 1/7/06                                 5,000       4,998
     4.22%, 1/9/06                                15,000      15,000
     4.27%, 2/22/06                                5,000       4,999
     4.38%, 3/21/06                               10,000       9,990
     4.37%, 3/22/06                                5,000       4,997
   FNMA Notes,
     5.50%, 2/15/06                                5,000       5,006
     2.25%, 2/28/06                                2,075       2,068
     3.02%, 6/1/06                                 5,000       4,970
     2.50%, 6/15/06                                4,475       4,435
     5.25%, 6/15/06                                8,130       8,156
--------------------------------------------------------------------
                                                             203,216
--------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 4.2%
   FFCB FRN,
     4.25%, 1/19/06                               15,000      14,997
     4.27%, 1/9/06                                 1,500       1,500
     4.30%, 1/19/06                                5,000       5,000
   FFCB Note,
     2.50%, 3/15/06                                2,575       2,566
--------------------------------------------------------------------
                                                              24,063
--------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 7.8%
   FHLB Discount Notes,
     4.20%, 2/24/06                               20,000      19,874
     4.45%, 9/5/06                                 5,480       5,312
   FHLB FRN,
     4.20%, 2/9/06                                 5,000       4,999
     4.22%,2/16/06                                 5,000       4,999


                        MONEY MARKET FUNDS   1   NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS
   U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
   DECEMBER 31, 2005 (UNAUDITED)

                                               PRINCIPAL
                                                 AMOUNT      VALUE
                                                 (000S)      (000S)
U.S. GOVERNMENT AGENCIES - 66.7% (1) - CONTINUED

FEDERAL HOME LOAN BANK - 7.8% - (CONTINUED)
   FHLB Notes,
     2.10%, 10/13/06                           $   1,000  $      981
     5.13%, 3/6/06                                 5,000       5,011
     2.50%, 3/30/06                                3,850       3,838
--------------------------------------------------------------------
                                                              45,014
--------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.7%
   FHLMC Discount Notes,
     3.71%, 1/24/06                                5,980       5,966
     4.14%, 1/30/06                               12,000      11,960
     4.22%, 1/30/06                               10,000       9,966
     3.76%, 1/31/06                                4,475       4,461
     3.97%, 3/23/06                                3,850       3,815
     4.11%, 4/4/06                                 6,461       6,393
     4.29%, 5/2/06                                10,000       9,856
     4.31%, 5/9/06                                10,000       9,847
   FHLMC Notes,
     5.25%, 1/15/06                               14,825      14,829
     1.88%, 2/15/06                                1,000         997
     3.00%, 9/29/06                                5,000       4,942
     3.75%, 11/15/06                               2,330       2,312
--------------------------------------------------------------------
                                                              85,344
--------------------------------------------------------------------
OVERSEAS PRIVATE INVESTMENT CORP. - 4.9%

   Participation Certificates,
   Series 118-2003-475-IG,
     4.37%, 1/4/06                                24,000      24,000
   Series 331G,
     4.37%, 1/4/06                                 4,345       4,345
--------------------------------------------------------------------
                                                              28,345
--------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $385,982)               385,982
--------------------------------------------------------------------

NORTHERN FUNDS QUARTERLY REPORT   2   MONEY MARKET FUNDS

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS
   U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
   DECEMBER 31, 2005 (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
REPURCHASE AGREEMENTS - 35.4%
(COLLD. AT A MINIMUM OF 102%) (2)

JOINT REPURCHASE AGREEMENTS - 7.7%
   Bank of America Securities LLC, dated 12/30/05,
     repurchase price $14,961
     3.35%, 1/3/06                                       $  14,956  $   14,956
   Morgan Stanley & Co., Inc., dated 12/30/05,
     repurchase price $9,974
     3.45%, 1/3/06                                           9,970       9,970
   Societe Generale, New York Branch, dated 12/30/05,
     repurchase price $4,987
     3.48%, 1/3/06                                           4,985       4,985
   UBS Securiites LLC, dated 12/30/05,
     repurchase price $14,962
     3.52%, 1/3/06                                          14,956      14,956
------------------------------------------------------------------------------
                                                                        44,867
------------------------------------------------------------------------------

(COLLD. AT A MINIMUM OF 102%) (3)

REPURCHASE AGREEMENTS - 27.7%
   Lehman Brothers, Inc., dated 12/30/05,
     repurchase price $30,378
     4.28%, 1/3/06                                          30,371      30,371
   Merrill Lynch, dated 12/30/05,
     repurchase price $15,004
     4.30%, 1/3/06                                          15,000      15,000
   UBS Securities LLC, dated 12/30/05,
     repurchase price $15,004
     4.35%, 1/3/06                                          15,000      15,000
   Bank of America Securities LLC, dated 12/28/05,
     repurchase price $50,024
     4.35%, 1/3/06                                          50,000      50,000
   Goldman Sachs & Co., dated 12/29/05,
     repurchase price $50,018
     4.37%, 1/3/06                                          50,000      50,000
------------------------------------------------------------------------------
                                                                       160,371
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $205,238)                            205,238
------------------------------------------------------------------------------

                        MONEY MARKET FUNDS   3   NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS
   U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
   DECEMBER 31, 2005 (UNAUDITED)

TOTAL INVESTMENTS - 102.1% (COST $591,220) (4)                         591,220
------------------------------------------------------------------------------
   Liabilities less Other Assets - (2.1)%                              (12,150)
------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $  579,070
------------------------------------------------------------------------------

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                                            COUPON               MATURITY
NAME                                         RATES                 DATES
------------------------------------------------------------------------------
U.S. Treasury Bonds                       3.88% - 8.88%      5/15/16 - 4/15/29
U.S. Treasury Notes                       2.00% - 3.63%      5/15/13 - 1/15/14

(3) The nature and terms of the collateral received for the repurchase agreements are as follows:


                                            COUPON               MATURITY
NAME                                         RATES                DATES
------------------------------------------------------------------------------
Bank of America Mortgage Securities       4.00% - 5.50%      2/25/34 - 6/25/35
Countrywide Home Loans                    4.00% - 5.50%      1/25/33 - 7/25/35
FHLMC                                     0.15% - 5.50%      9/15/22 - 11/1/35
First Horizon Mortgage                        4.20%              5/25/1933
FNMA                                      1.52% - 5.50%      2/25/31 - 11/1/35
GSR Mortgage Loan Trust                       5.50%              5/25/1935

(4) The cost for federal income tax purposes was $591,220.


NORTHERN FUNDS QUARTERLY REPORT   4   MONEY MARKET FUNDS

MONEY MARKET FUNDS

   ABBREVIATIONS AND OTHER INFORMATION
   U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
   DECEMBER 31, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.   Collateralized

FFCB     Federal Farm Credit Bank

FHLB     Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corp.

FNMA     Federal National Mortgage Association

FRN      Floating Rate Notes


                        MONEY MARKET FUNDS   5   NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS
   U.S. GOVERNMENT SELECT MONEY MARKET FUND
   DECEMBER 31, 2005 (UNAUDITED)

                                               PRINCIPAL
                                                 AMOUNT      VALUE
                                                 (000S)      (000S)
U.S. GOVERNMENT AGENCIES - 100.4% (1)
FEDERAL FARM CREDIT BANK - 14.4%
   FFCB Discount Notes,
     4.10%, 1/18/06                           $   50,000  $   49,903
     4.08%, 1/20/06                               26,000      25,944
     4.14%, 1/25/06                               17,000      16,953
     4.07%, 1/26/06                               25,000      24,929
     3.83%, 3/14/06                               12,000      11,908
     4.24%, 3/30/06                                7,000       6,927
     4.37%, 6/6/06                                 5,000       4,905
     4.16%, 10/12/06                              15,000      14,508
     4.38%, 11/2/06                               10,000       9,629
   FFCB FRN,
     4.22%, 1/2/06                                25,000      24,998
     4.24%, 1/4/06                                15,000      14,999
     4.29%, 1/13/06                               25,000      24,998
     4.26%, 1/18/06                                8,000       8,000
     4.25%, 1/19/06                               25,000      24,995
     4.30%, 1/19/06                               10,000      10,000
     4.29%, 1/21/06                                1,300       1,300
     4.29%, 1/23/06                               10,000      10,000
     4.31%, 1/25/06                               20,000      19,999
     4.23%, 1/30/06                               10,000      10,000
     4.38%, 3/20/06                               25,000      24,995
   FFCB Notes,
     2.50%, 3/15/06                                8,000       7,979
     4.35%, 10/19/06                               5,265       5,265
--------------------------------------------------------------------
                                                             353,134
--------------------------------------------------------------------
Federal Home Loan Bank - 84.0%
   FHLB Discount Notes,
     3.40%, 1/3/06                               162,738     162,707
     3.42%, 1/3/06                               500,000     499,905
     3.50%, 1/3/06                               100,000      99,980
     3.96%, 1/3/06                               392,500     392,414
     4.00%, 1/3/06                                15,000      14,997
     4.05%, 1/3/06                                35,572      35,564
     4.00%, 1/4/06                               200,000     199,933
     4.07%, 1/4/06                                 2,003       2,002
     4.05%, 1/5/06                               100,000      99,955
     4.00%, 1/6/06                                29,170      29,154
     4.18%, 1/6/06                                   800         799

                        MONEY MARKET FUNDS   1   NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS
   U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)
   DECEMBER 31, 2005 (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
U.S. GOVERNMENT AGENCIES - 100.4% (1) - CONTINUED
FEDERAL HOME LOAN BANK - 84.0% - (CONTINUED)
   FHLB Discount Notes - (continued)
     4.08%, 1/12/06                                      $  13,100  $   13,084
     4.04%, 1/13/06                                         20,473      20,446
     4.06%, 1/13/06                                         26,000      25,965
     4.18%, 1/13/06                                          4,000       3,994
     4.10%, 1/19/06                                          5,500       5,489
     4.10%, 1/20/06                                         50,000      49,892
     4.16%, 1/20/06                                         25,000      24,945
     4.15%, 1/27/06                                         40,000      39,880
     4.19%, 2/3/06                                          52,000      51,800
     3.81%, 2/15/06                                          7,000       6,967
     4.18%, 2/15/06                                          2,200       2,188
     4.25%, 2/15/06                                         17,000      16,910
     4.20%, 2/24/06                                         50,000      49,685
     4.42%, 6/2/06                                          30,000      29,441
     4.45%, 9/5/06                                          15,000      14,542
   FHLB FRN,
     4.15%, 2/1/06                                          25,000      24,992
     4.20%, 2/9/06                                          10,000       9,998
     4.22%, 2/16/06                                         15,000      14,996
     4.29%, 3/1/06                                          16,500      16,495
   FHLB Notes,
     2.00%, 2/13/06                                          8,340       8,321
     2.38%, 2/15/06                                         20,835      20,798
     2.00%, 2/27/06                                          2,230       2,223
     5.13%, 3/6/06                                          26,400      26,459
     2.50%, 3/15/06                                         27,950      27,865
     2.50%, 3/30/06                                          5,000       4,984
     2.60%, 5/11/06                                          1,510       1,500
     2.25%, 5/15/06                                          7,000       6,955
     2.15%, 7/28/06                                          5,000       4,934
------------------------------------------------------------------------------
                                                                     2,063,158
------------------------------------------------------------------------------


NORTHERN FUNDS QUARTERLY REPORT   2   MONEY MARKET FUNDS

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS
   U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)
   DECEMBER 31, 2005 (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
U.S. GOVERNMENT AGENCIES - 100.4% (1) - CONTINUED
TENNESSEE VALLEY AUTHORITY - 2.0%
   Tennessee Valley Authority Discount Note,
   4.13%, 2/2/06                                         $  48,000  $   47,824
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $2,464,116)                     2,464,116
------------------------------------------------------------------------------

Total Investments - 100.4% (Cost $2,464,116) (2)                     2,464,116
------------------------------------------------------------------------------
   Liabilities less Other Assets - (0.4)%                               (9,364)
------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $2,454,752
------------------------------------------------------------------------------

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $2,464,116.

                        MONEY MARKET FUNDS   3   NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

   ABBREVIATIONS AND OTHER INFORMATION
   U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)
   DECEMBER 31, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FRN     Floating Rate Notes


NORTHERN FUNDS QUARTERLY REPORT   4   MONEY MARKET FUNDS

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act are attached hereto.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Northern Funds

By:           /s/ Lloyd A. Wennlund
              --------------------------------------------
              Lloyd A. Wennlund, President
              (Principal Executive Officer)

Date:         February 28, 2006
              -----------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)  Northern Funds

By:           /s/ Lloyd A. Wennlund
              --------------------------------------------
              Lloyd A. Wennlund, President
              (Principal Executive Officer)


Date:         February 28, 2006
              -----------------


By:           /s/ Stuart N. Schuldt
              --------------------------------------------
              Stuart N. Schuldt, Treasurer
              (Principal Financial and Accounting Officer)


Date:         February 28, 2006
              -----------------